                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust ("JHT") is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 109 separate investment portfolios or funds (each a "Fund," collectively "Funds") each of which is described in this Prospectus:

500 INDEX TRUST
500 INDEX TRUST B
ABSOLUTE RETURN TRUST
ACTIVE BOND TRUST
ALL CAP CORE TRUST
ALL CAP GROWTH TRUST
ALL CAP VALUE TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND  GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL
 CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BLUE CHIP GROWTH TRUST
BOND INDEX TRUST A
BOND INDEX TRUST B
CAPITAL APPRECIATION TRUST
CLASSIC VALUE TRUST
CORE BOND TRUST
CORE EQUITY TRUST
DYNAMIC GROWTH TRUST
EMERGING GROWTH TRUST
EMERGING MARKETS VALUE TRUST
EMERGING SMALL COMPANY TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FRANKLIN TEMPLETON FOUNDING
 ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
GLOBAL REAL ESTATE TRUST
GLOBAL TRUST
GROWTH TRUST
GROWTH & INCOME TRUST
GROWTH OPPORTUNITIES TRUST
HEALTH SCIENCES TRUST
HIGH INCOME TRUST
HIGH YIELD TRUST
INCOME TRUST
INCOME & VALUE TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL EQUITY INDEX TRUST A
INTERNATIONAL EQUITY INDEX TRUST B
INTERNATIONAL GROWTH TRUST
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL SMALL COMPANY TRUST
INTERNATIONAL VALUE TRUST
INTRINSIC VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LARGE CAP TRUST
LARGE CAP VALUE TRUST
LIFESTYLE AGGRESSIVE TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MANAGED TRUST
MID CAP INDEX TRUST
MID CAP INTERSECTION TRUST
MID CAP STOCK TRUST
MID CAP VALUE EQUITY TRUST
MID CAP VALUE TRUST
MID VALUE TRUST
MONEY MARKET TRUST
MONEY MARKET TRUST B
MUTUAL SHARES TRUST
NATURAL RESOURCES TRUST
OVERSEAS EQUITY TRUST
PACIFIC RIM TRUST
QUANTITATIVE ALL CAP TRUST
QUANTITATIVE MID CAP TRUST
QUANTITATIVE VALUE TRUST
REAL ESTATE EQUITY TRUST
REAL ESTATE SECURITIES TRUST
REAL RETURN BOND TRUST
SCIENCE & TECHNOLOGY TRUST
SHORT-TERM BOND TRUST
SMALL CAP TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP INTRINSIC VALUE TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY TRUST
SMALL COMPANY GROWTH TRUST
SMALL COMPANY VALUE TRUST
SPECIAL VALUE TRUST
SPECTRUM INCOME TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. CORE TRUST
U.S. GLOBAL LEADERS GROWTH TRUST
U.S. GOVERNMENT SECURITIES TRUST
U.S. HIGH YIELD BOND TRUST
U.S. LARGE CAP TRUST
U.S. MULTI SECTOR TRUST
UTILITIES TRUST
VALUE TRUST
VALUE & RESTRUCTURING TRUST
VALUE OPPORTUNITIES TRUST
VISTA TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JHT, THE ADVISER OR ANY SUBADVISERS TO JHT OR THE PRINCIPAL UNDERWRITER OF THE SHARES. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF JHT IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                   The date of this Prospectus is May 1, 2007

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES,
  RISKS AND PERFORMANCE.....................................    1

                         SMALL CAP FUNDS
  Emerging Growth Trust.....................................   25
  Emerging Small Company Trust..............................   26
  Small Cap Trust...........................................   27
  Small Cap Growth Trust....................................   28
  Small Cap Intrinsic Value Trust...........................   29
  Small Cap Opportunities Trust.............................   30
  Small Cap Value Trust.....................................   31
  Small Company Trust.......................................   32
  Small Company Growth Trust................................   34
  Small Company Value Trust.................................   35
  Special Value Trust.......................................   36
  Value Opportunities Trust.................................   38

                          MID CAP FUNDS
  Dynamic Growth Trust......................................   39
  Growth Opportunities Trust................................   40
  Mid Cap Intersection Trust................................   41
  Mid Cap Stock Trust.......................................   41
  Mid Cap Value Trust.......................................   42
  Mid Cap Value Equity Trust................................   43
  Mid Value Trust...........................................   44
  Quantitative Mid Cap Trust................................   46
  Value Trust...............................................   47
  Vista Trust...............................................   48

                         LARGE CAP FUNDS
  All Cap Core Trust........................................   50
  All Cap Growth Trust......................................   51
  All Cap Value Trust.......................................   52
  Blue Chip Growth Trust....................................   53
  Capital Appreciation Trust................................   55
  Classic Value Trust.......................................   57
  Core Equity Trust.........................................   58
  Equity-Income Trust.......................................   59
  Fundamental Value Trust...................................   61
  Growth Trust..............................................   62
  U.S. Core Trust...........................................   62
  Growth & Income Trust.....................................   63
  Intrinsic Value Trust.....................................   64
  Large Cap Trust...........................................   65
  Large Cap Value Trust.....................................   66
  Quantitative All Cap Trust................................   67
  Quantitative Value Trust..................................   68
  U.S. Global Leaders Growth Trust..........................   69
  U.S. Large Cap Trust......................................   70
  U.S. Multi Sector Trust...................................   71
  Value & Restructuring Trust...............................   72

                       INTERNATIONAL FUNDS
  Emerging Markets Value Trust..............................   74
  Global Trust..............................................   75
  International Growth Trust................................   77
  International Opportunities Trust.........................   77
  International Small Cap Trust.............................   79
  International Small Company Trust.........................   80
  International Core Trust..................................   81
  International Value Trust.................................   83
  Overseas Equity Trust.....................................   84
  Pacific Rim Trust.........................................   85

                       FIXED INCOME FUNDS
  Active Bond Trust.........................................   87
  Core Bond Trust...........................................   88
  Global Bond Trust.........................................   89
  High Income Trust.........................................   91
  Income Trust..............................................   91
  High Yield Trust..........................................   92
  Investment Quality Bond Trust.............................   93
  Money Market Trust........................................   94
  Money Market Trust B......................................   94
  Real Return Bond Trust....................................   97
  Short-Term Bond Trust.....................................   98
  Spectrum Income Trust.....................................  100
  Strategic Bond Trust......................................  101
  Strategic Income Trust....................................  103
  Total Return Trust........................................  104
  U.S. Government Securities Trust..........................  105
  U.S. High Yield Bond Trust................................  106

                          HYBRID FUNDS
  Global Allocation Trust...................................  109
  Income & Value Trust......................................  111
  Managed Trust.............................................  112

                         SPECIALTY FUNDS
  Financial Services Trust..................................  115
  Global Real Estate Trust..................................  116
  Health Sciences Trust.....................................  117
  Mutual Shares Trust.......................................  119
  Natural Resources Trust...................................  120
  Real Estate Equity Trust..................................  121
  Real Estate Securities Trust..............................  122
  Science & Technology Trust................................  124
  Utilities Trust...........................................  125
  Absolute Return Trust.....................................  127

                         FUNDS OF FUNDS
  Index Allocation Trust....................................  130
  Franklin Templeton Founding Allocation Trust..............  131
  The Lifestyle Trusts......................................  132

                           INDEX FUNDS
  Small Cap Index Trust.....................................  137
  Mid Cap Index Trust.......................................  137
  Total Stock Market Index Trust............................  137
  500 Index Trust...........................................  137
  500 Index Trust B.........................................  137
  International Equity Index Trust A........................  141
  International Equity Index Trust B........................  141
  Bond Index Trust A........................................  143
  Bond Index Trust B........................................  143

                      AMERICAN FEEDER FUNDS
  American Asset Allocation Trust...........................  147
  American Blue Chip Income And Growth Trust................  148
  American Bond Trust.......................................  149
  American Global Growth Trust..............................  149
  American Global Small Capitalization Trust................  150
  American Growth Trust.....................................  151
  American Growth-Income Trust..............................  152
  American High-Income Bond Trust...........................  153
  American International Trust..............................  154
  American New World Trust..................................  155
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND
  INVESTMENT POLICIES.......................................  156
  Risks of Investing in Certain Types of Securities.........  156
  Additional Information About the Funds' Principal
     Investment Policies....................................  163
MANAGEMENT OF JHT...........................................  165
  Advisory Arrangements.....................................  165
  Advisory Fee Waivers......................................  176
  Subadvisory Arrangements and Management Biographies.......  179
MULTICLASS PRICING; RULE 12B-1 PLANS........................  205
GENERAL INFORMATION.........................................  206
  Taxes.....................................................  206
  Qualification as A Regulated Investment Company...........  206
  Diversification Requirements Applicable To Insurance
     Company Separate Accounts..............................  206
  Tax-Qualified and Non-Qualified Contracts.................  207
  Foreign Investments.......................................  207
  Tax Implications for Insurance Contracts with Investments
     Allocated to JHT.......................................  207
  Dividends.................................................  207
  Purchase and Redemption of Shares.........................  208
  Disruptive Short Term Trading.............................  209
  Policy Regarding Disclosure of Trust Portfolio Holdings...  210
  Purchasers of Shares of JHT...............................  210
  Broker Compensation and Revenue Sharing Arrangements......  210
FINANCIAL HIGHLIGHTS........................................  211

APPENDIX A..................................................  296
  LIFESTYLE TRUSTS, FRANKLIN TEMPLETON FOUNDING ALLOCATION
     TRUST AND ABSOLUTE RETURN TRUST: DESCRIPTION OF
     UNDERLYING FUNDS.......................................  296
APPENDIX B..................................................  307
  INDEX ALLOCATION TRUST: DESCRIPTION OF UNDERLYING FUNDS...  307
APPENDIX C..................................................  308
  FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: HISTORICAL
     PERFORMANCE OF
     ALLOCATION STRATEGY....................................  308
FOR MORE INFORMATION........................................  314

                               FUND DESCRIPTIONS:

            INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

     JHT is a series trust which currently has 109 separate investment Funds. The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund. Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust operates as a "feeder fund" (referred to as "JHT Feeder Funds") which means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. See "American Feeder Funds -- Master -- Feeder Structure." The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

INVESTMENT MANAGEMENT

     John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and the Funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate continuous investments programs for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Principal Risks and Investment Policies."

ADDITIONAL INVESTMENT POLICIES

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

     More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix I of the SAI.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The following and other risks are more fully described below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      --  Active Management Risk

      --  Arbitrage Securities and Distressed Companies Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Exchange Traded Funds ("ETFs") Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Index Management Risk

      --  Industry or Sector Investing Risk

      --  Initial Public Offerings ("IPOs") Risk

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

      --  Short Sale Risk

      --  Small and Medium Size Companies Risk

      --  Stripped Securities Risk

     An investment in any of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each Fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the Fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each Fund from year to year over a ten-year period if available. The performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

     Performance Table. The table compares each Fund's one, five and ten year average annual returns as of December 31, 2006 for each series of shares to those of a broad measure or index of market performance. If the period since inception of the Fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the bar chart and the performance table reflects all fees charged to each Fund such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

PORTFOLIO MANAGERS

     See "Subadvisory Arrangements and Management Biographies" for information relating to the Funds' portfolio managers.

FEES AND EXPENSES FOR EACH FUND

     Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

     (as a percentage of JHT's average net assets for the fiscal year ended December 31, 2006)

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
500 INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.46%        0.00%        0.06%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.46%        0.05%        0.03%        0.00%         0.54%          0.00%         0.54%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.46%        0.25%        0.03%        0.00%         0.74%          0.00%         0.74%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
500 INDEX B(2)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.46%        0.00%        0.03%        0.00%         0.49%          0.24%         0.25%
---------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.20%        0.00%        0.03%        0.74%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.20%        0.05%        0.03%        0.74%         1.02%          0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.20%        0.25%        0.03%        0.74%         1.22%          0.00%         1.22%
---------------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.60%        0.00%        0.04%        0.00%         0.64%          0.00%         0.64%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.60%        0.05%        0.04%        0.00%         0.69%          0.00%         0.69%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.60%        0.25%        0.04%        0.00%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.78%        0.00%        0.05%        0.00%         0.83%          0.00%         0.83%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.78%        0.05%        0.05%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.78%        0.25%        0.05%        0.00%         1.08%          0.00%         1.08%
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.85%        0.00%        0.05%        0.00%         0.90%          0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.85%        0.05%        0.05%        0.00%         0.95%          0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.85%        0.25%        0.05%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.05%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.82%        0.05%        0.05%        0.00%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.82%        0.25%        0.05%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.81%        0.00%        0.02%        0.00%         0.83%          0.00%         0.83%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.81%        0.05%        0.02%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.81%        0.25%        0.02%        0.00%         1.08%          0.00%         1.08%
---------------------------------------------------------------------------------------------------------------------------------
BOND INDEX A
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.47%        0.00%        0.08%        0.00%         0.55%          0.00%         0.55%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.47%        0.05%        0.08%        0.00%         0.60%          0.00%         0.60%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.47%        0.25%        0.08%        0.00%         0.80%          0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
BOND INDEX B(2)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.47%        0.00%        0.06%        0.00%         0.53%          0.28%         0.25%
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.75%        0.00%        0.03%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.75%        0.05%        0.03%        0.00%         0.83%          0.00%         0.83%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.75%        0.25%        0.03%        0.00%         1.03%          0.00%         1.03%
---------------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.11%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.11%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.11%        0.00%         1.16%          0.00%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
CORE BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.67%        0.00%        0.12%        0.00%         0.79%          0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.67%        0.05%        0.12%        0.00%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.67%        0.25%        0.12%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.78%        0.00%        0.05%        0.00%         0.83%          0.00%         0.83%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.78%        0.05%        0.05%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.78%        0.25%        0.05%        0.00%         1.08%          0.00%         1.08%
---------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.90%        0.00%        0.06%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.90%        0.05%        0.06%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.90%        0.25%        0.06%        0.00%         1.21%          0.00%         1.21%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH(11)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.69%        0.00%         1.49%          0.44%         1.05%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.77%        0.00%         1.62%          0.52%         1.10%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.55%        0.00%         1.60%          0.29%         1.31%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS VALUE(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.96%        0.00%        0.16%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.96%        0.05%        0.16%        0.00%         1.17%          0.00%         1.17%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.96%        0.25%        0.16%        0.00%         1.37%          0.00%         1.37%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.97%        0.00%        0.06%        0.00%         1.03%          0.00%         1.03%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.97%        0.05%        0.05%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.97%        0.25%        0.05%        0.00%         1.27%          0.00%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.81%        0.00%        0.03%        0.00%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.81%        0.05%        0.03%        0.00%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.81%        0.25%        0.03%        0.00%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.04%        0.00%         0.86%          0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.82%        0.05%        0.04%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.82%        0.25%        0.04%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON FOUNDING
  ALLOCATION(3,6)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.05%        0.00%        0.07%        0.97%         1.09%          0.09%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.05%        0.05%        0.07%        0.97%         1.14%          0.09%         1.05%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.05%        0.25%        0.07%        0.97%         1.34%          0.09%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.77%        0.00%        0.04%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.77%        0.05%        0.04%        0.00%         0.86%          0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.77%        0.25%        0.04%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.85%        0.00%        0.13%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.85%        0.05%        0.13%        0.00%         1.03%          0.00%         1.03%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.85%        0.25%        0.13%        0.00%         1.23%          0.00%         1.23%
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.10%        0.00%         0.80%          0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.10%        0.00%         0.85%          0.00%         0.85%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.10%        0.00%         1.05%          0.00%         1.05%
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.94%        0.00%        0.13%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.94%        0.05%        0.13%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.94%        0.25%        0.13%        0.00%         1.32%          0.00%         1.32%
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL(7,11)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.14%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.82%        0.05%        0.14%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.82%        0.25%        0.14%        0.00%         1.21%          0.00%         1.21%
---------------------------------------------------------------------------------------------------------------------------------
GROWTH(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.08%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.08%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.08%        0.00%         1.13%          0.00%         1.13%
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.67%        0.00%        0.01%        0.00%         0.68%          0.00%         0.68%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.67%        0.05%        0.01%        0.00%         0.73%          0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.67%        0.25%        0.01%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.14%        0.00%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.14%        0.00%         0.99%          0.00%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.14%        0.00%         1.19%          0.00%         1.19%
---------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.05%        0.00%        0.09%        0.00%         1.14%          0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.05%        0.05%        0.09%        0.00%         1.19%          0.00%         1.19%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.05%        0.25%        0.09%        0.00%         1.39%          0.00%         1.39%
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.68%        0.00%        0.06%        0.00%         0.74%          0.00%         0.74%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.68%        0.05%        0.06%        0.00%         0.79%          0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.68%        0.25%        0.06%        0.00%         0.99%          0.00%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.66%        0.00%        0.05%        0.00%         0.71%          0.00%         0.71%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.66%        0.05%        0.05%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.66%        0.25%        0.05%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
INCOME(3,11)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.81%        0.00%        0.11%        0.00%         0.92%          0.01%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.81%        0.05%        0.11%        0.00%         0.97%          0.01%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.81%        0.25%        0.11%        0.00%         1.17%          0.01%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.79%        0.00%        0.07%        0.00%         0.86%          0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.79%        0.05%        0.07%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.79%        0.25%        0.07%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION(8)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class(3)                            0.05%        0.00%        0.09%        0.53%         0.67%          0.12%         0.55%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.05%        0.05%        0.09%        0.53%         0.72%          0.12%         0.60%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.05%        0.25%        0.09%        0.53%         0.92%          0.12%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.89%        0.00%        0.10%        0.00%         0.99%          0.00%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.89%        0.05%        0.10%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.89%        0.25%        0.10%        0.00%         1.24%          0.00%         1.24%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX A
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.53%        0.00%        0.02%        0.01%         0.56%          0.00%         0.56%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.53%        0.05%        0.02%        0.01%         0.61%          0.00%         0.61%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.53%        0.25%        0.02%        0.01%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX B(2)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.53%        0.00%        0.04%        0.01%         0.58%          0.23%         0.35%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.91%        0.00%        0.13%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.91%        0.05%        0.13%        0.00%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.91%        0.25%        0.13%        0.00%         1.29%          0.00%         1.29%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.89%        0.00%        0.11%        0.00%         1.00%          0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.89%        0.05%        0.13%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.89%        0.25%        0.11%        0.00%         1.25%          0.00%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.92%        0.00%        0.19%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.92%        0.05%        0.19%        0.00%         1.16%          0.00%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.92%        0.25%        0.19%        0.00%         1.36%          0.00%         1.36%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.96%        0.00%        0.13%        0.00%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.96%        0.05%        0.13%        0.00%         1.14%          0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.96%        0.25%        0.13%        0.00%         1.34%          0.00%         1.34%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE(7)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.11%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.82%        0.05%        0.11%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.82%        0.25%        0.11%        0.00%         1.18%          0.00%         1.18%
---------------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.78%        0.00%        0.13%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.78%        0.05%        0.13%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.78%        0.25%        0.13%        0.00%         1.16%          0.00%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.60%        0.00%        0.07%        0.00%         0.67%          0.00%         0.67%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.60%        0.05%        0.07%        0.00%         0.72%          0.00%         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.60%        0.25%        0.07%        0.00%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.72%        0.00%        0.04%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.72%        0.05%        0.01%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.72%        0.25%        0.04%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.06%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.82%        0.05%        0.08%        0.00%         0.95%          0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.82%        0.25%        0.06%        0.00%         1.13%          0.00%         1.13%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.02%        0.90%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.02%        0.90%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.02%        0.90%         1.21%          0.00%         1.21%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.01%        0.84%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.01%        0.84%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.01%        0.84%         1.14%          0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.02%        0.78%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.02%        0.78%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.02%        0.78%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.01%        0.87%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.01%        0.87%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.01%        0.87%         1.17%          0.00%         1.17%
---------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.04%        0.00%        0.02%        0.81%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.04%        0.05%        0.02%        0.81%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.04%        0.25%        0.02%        0.81%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
MANAGED
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.69%        0.00%        0.03%        0.00%         0.72%          0.00%         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.69%        0.05%        0.03%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.69%        0.25%        0.03%        0.00%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP INTERSECTION(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.87%        0.00%        0.07%        0.00%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.87%        0.05%        0.07%        0.00%         0.99%          0.00%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.87%        0.25%        0.07%        0.00%         1.19%          0.00%         1.19%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.84%        0.00%        0.04%        0.00%         0.88%          0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.84%        0.05%        0.04%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.84%        0.25%        0.04%        0.00%         1.13%          0.00%         1.13%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE EQUITY
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.88%        0.00%        0.11%        0.00%         0.99%          0.00%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.88%        0.05%        0.11%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.88%        0.25%        0.11%        0.00%         1.24%          0.00%         1.24%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.86%        0.00%        0.04%        0.00%         0.90%          0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.86%        0.05%        0.04%        0.00%         0.95%          0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.86%        0.25%        0.04%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
MID VALUE(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.98%        0.00%        0.08%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.98%        0.05%        0.07%        0.00%         1.10%          0.00%         1.10%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.98%        0.25%        0.07%        0.00%         1.30%          0.00%         1.30%
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------------
NAV Class(3)                            0.48%        0.00%        0.03%        0.00%         0.51%          0.00%         0.51%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.48%        0.05%        0.03%        0.00%         0.56%          0.00%         0.56%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.48%        0.25%        0.03%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET B(2)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.50%        0.00%        0.01%        0.00%         0.51%          0.23%         0.28%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES(3,11)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.96%        0.00%        0.12%        0.00%         1.08%          0.02%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.96%        0.05%        0.12%        0.00%         1.13%          0.02%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.96%        0.25%        0.12%        0.00%         1.33%          0.02%         1.31%
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.00%        0.00%        0.06%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.00%        0.05%        0.06%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.00%        0.25%        0.06%        0.00%         1.31%          0.00%         1.31%
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS EQUITY(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.99%        0.00%        0.13%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.99%        0.05%        0.13%        0.00%         1.17%          0.00%         1.17%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.99%        0.25%        0.15%        0.00%         1.39%          0.00%         1.39%
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.80%        0.00%        0.21%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.80%        0.05%        0.22%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.80%        0.25%        0.22%        0.00%         1.27%          0.00%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.71%        0.00%        0.05%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.71%        0.05%        0.05%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.71%        0.25%        0.05%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.74%        0.00%        0.13%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.74%        0.05%        0.13%        0.00%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.74%        0.25%        0.13%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.68%        0.00%        0.05%        0.00%         0.73%          0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.68%        0.05%        0.05%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.68%        0.25%        0.05%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE EQUITY(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.85%        0.00%        0.05%        0.00%         0.90%          0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.85%        0.05%        0.05%        0.00%         0.95%          0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.85%        0.25%        0.05%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.03%        0.00%         0.73%          0.00%         0.73%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.03%        0.00%         0.78%          0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.03%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND(12)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.07%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.07%        0.00%         0.82%          0.00%         0.82%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.07%        0.00%         1.02%          0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.05%        0.00%        0.10%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.05%        0.05%        0.08%        0.00%         1.18%          0.00%         1.18%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.05%        0.25%        0.09%        0.00%         1.39%          0.00%         1.39%
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.58%        0.00%        0.04%        0.00%         0.62%          0.00%         0.62%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.58%        0.05%        0.04%        0.00%         0.67%          0.00%         0.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.58%        0.25%        0.04%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.85%        0.00%        0.05%        0.00%         0.90%          0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.85%        0.05%        0.06%        0.00%         0.96%          0.00%         0.96%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.85%        0.25%        0.05%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.07%        0.00%        0.08%        0.00%         1.15%          0.00%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.07%        0.05%        0.11%        0.00%         1.23%          0.00%         1.23%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.07%        0.25%        0.08%        0.00%         1.40%          0.00%         1.40%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INTRINSIC VALUE(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.90%        0.00%        0.07%        0.00%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.90%        0.05%        0.07%        0.00%         1.02%          0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.90%        0.25%        0.07%        0.00%         1.22%          0.00%         1.22%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.99%        0.00%        0.03%        0.00%         1.02%          0.00%         1.02%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.99%        0.05%        0.03%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.99%        0.25%        0.03%        0.00%         1.27%          0.00%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.06%        0.00%        0.05%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.06%        0.05%        0.08%        0.00%         1.19%          0.00%         1.19%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.06%        0.25%        0.06%        0.00%         1.37%          0.00%         1.37%
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.04%        0.00%        0.27%        0.00%         1.31%          0.00%         1.31%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.04%        0.05%        0.27%        0.00%         1.36%          0.00%         1.36%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.04%        0.25%        0.27%        0.00%         1.56%          0.00%         1.56%
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.01%        0.00%        0.10%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       1.01%        0.05%        0.10%        0.00%         1.16%          0.00%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      1.01%        0.25%        0.10%        0.00%         1.36%          0.00%         1.36%
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               1.02%        0.00%        0.04%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          1.02%        0.05%        0.05%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         1.02%        0.25%        0.06%        0.00%         1.33%          0.00%         1.33%
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.95%        0.00%        0.07%        0.02%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.95%        0.05%        0.07%        0.02%         1.09%          0.00%         1.09%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.95%        0.25%        0.07%        0.02%         1.29%          0.00%         1.29%
---------------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME(4)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.74%        0.00%        0.19%        0.00%         0.93%          0.00%         0.93%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.74%        0.05%        0.19%        0.00%         0.98%          0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.74%        0.25%        0.19%        0.00%         1.18%          0.00%         1.18%
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.68%        0.00%        0.07%        0.00%         0.75%          0.00%         0.75%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.68%        0.05%        0.07%        0.00%         0.80%          0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.68%        0.25%        0.07%        0.00%         1.00%          0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.71%        0.00%        0.10%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.71%        0.05%        0.14%        0.00%         0.90%          0.00%         0.90%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.71%        0.25%        0.14%        0.00%         1.10%          0.00%         1.10%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.70%        0.00%        0.06%        0.00%         0.76%          0.00%         0.76%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.70%        0.05%        0.06%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.70%        0.25%        0.06%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.49%        0.00%        0.03%        0.00%         0.52%          0.00%         0.52%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.49%        0.05%        0.03%        0.00%         0.57%          0.00%         0.57%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.49%        0.25%        0.03%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
U.S. CORE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.76%        0.00%        0.06%        0.00%         0.82%          0.00%         0.82%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.76%        0.05%        0.06%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.76%        0.25%        0.06%        0.00%         1.07%          0.00%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.69%        0.00%        0.03%        0.00%         0.72%          0.00%         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.69%        0.05%        0.03%        0.00%         0.77%          0.00%         0.77%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.69%        0.25%        0.03%        0.00%         0.97%          0.00%         0.97%
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.61%        0.00%        0.08%        0.00%         0.69%          0.00%         0.69%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.61%        0.05%        0.08%        0.00%         0.74%          0.00%         0.74%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.61%        0.25%        0.08%        0.00%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.73%        0.00%        0.06%        0.00%         0.79%          0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.73%        0.05%        0.02%        0.00%         0.80%          0.00%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.73%        0.25%        0.06%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
U.S. LARGE CAP
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.83%        0.00%        0.04%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.83%        0.05%        0.03%        0.00%         0.91%          0.00%         0.91%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.83%        0.25%        0.03%        0.00%         1.11%          0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.76%        0.00%        0.05%        0.00%         0.81%          0.00%         0.81%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.76%        0.05%        0.05%        0.00%         0.86%          0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.76%        0.25%        0.05%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.83%        0.00%        0.12%        0.00%         0.95%          0.00%         0.95%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.83%        0.05%        0.12%        0.00%         1.00%          0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.83%        0.25%        0.12%        0.00%         1.20%          0.00%         1.20%
---------------------------------------------------------------------------------------------------------------------------------
VALUE
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.74%        0.00%        0.05%        0.00%         0.79%          0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.74%        0.05%        0.05%        0.00%         0.84%          0.00%         0.84%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.74%        0.25%        0.05%        0.00%         1.04%          0.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(9)    REIMBURSEMENT   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.82%        0.00%        0.05%        0.00%         0.87%          0.00%         0.87%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.82%        0.05%        0.05%        0.00%         0.92%          0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.82%        0.25%        0.05%        0.00%         1.12%          0.00%         1.12%
---------------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.84%        0.00%        0.05%        0.00%         0.89%          0.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class                          0.84%        0.05%        0.05%        0.00%         0.94%          0.00%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class                         0.84%        0.25%        0.05%        0.00%         1.14%          0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------------
VISTA(5)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.89%        0.00%        0.12%        0.00%         1.01%          0.00%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
Series I Class(3)                       0.89%        0.05%        0.12%        0.00%         1.06%          0.00%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
Series II Class(3)                      0.89%        0.25%        0.12%        0.00%         1.26%          0.00%         1.26%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     MASTER FUND
                                 FEEDER FUND
                                                                         TOTAL
                                 MANAGEMENT                 OTHER      OPERATING     MANAGEMENT                 OTHER
FUNDS                               FEES      12B-1 FEES   EXPENSES   EXPENSES(9)     FEES(10)    12B-1 FEES   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AMERICAN ASSET ALLOCATION
  TRUST(3)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.32%        0.00%       0.01%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.32%        0.00%       0.01%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.32%        0.00%       0.01%
AMERICAN BLUE CHIP INCOME AND
  GROWTH TRUST
Series I Class                      0.00%        0.35%       0.04%        0.39%         0.42%        0.25%       0.01%
Series II Class                     0.00%        0.50%       0.04%        0.54%         0.42%        0.25%       0.01%
Series III Class(3)                 0.00%        0.00%       0.04%        0.04%         0.42%        0.25%       0.01%
AMERICAN BOND TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.41%        0.25%       0.01%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.41%        0.25%       0.01%
Series III Class(3)                 0.00%        0.00%       0.03%        0.03%         0.41%        0.25%       0.01%
AMERICAN GLOBAL GROWTH TRUST(3)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.55%        0.00%       0.04%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.55%        0.00%       0.04%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.55%        0.00%       0.04%
AMERICAN GLOBAL SMALL
  CAPITALIZATION TRUST(3)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.72%        0.00%       0.05%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.72%        0.00%       0.05%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.72%        0.00%       0.05%


                                     TOTAL
                                 MASTER FUND &
                                  FEEDER FUND
FUNDS                              EXPENSES
-------------------------------  -------------
AMERICAN ASSET ALLOCATION
  TRUST(3)
Series I Class                       0.96%
Series II Class                      1.11%
Series III Class                     0.61%
AMERICAN BLUE CHIP INCOME AND
  GROWTH TRUST
Series I Class                       1.07%
Series II Class                      1.22%
Series III Class(3)                  0.72%
AMERICAN BOND TRUST
Series I Class                       1.05%
Series II Class                      1.20%
Series III Class(3)                  0.70%
AMERICAN GLOBAL GROWTH TRUST(3)
Series I Class                       1.22%
Series II Class                      1.37%
Series III Class                     0.87%
AMERICAN GLOBAL SMALL
  CAPITALIZATION TRUST(3)
Series I Class                       1.40%
Series II Class                      1.55%
Series III Class                     1.05%

                                                                                     MASTER FUND
                                 FEEDER FUND
                                                                         TOTAL
                                 MANAGEMENT                 OTHER      OPERATING     MANAGEMENT                 OTHER
FUNDS                               FEES      12B-1 FEES   EXPENSES   EXPENSES(9)     FEES(10)    12B-1 FEES   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AMERICAN GROWTH TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.32%        0.25%       0.02%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.32%        0.25%       0.02%
Series III Class(3)                 0.00%        0.00%       0.03%        0.03%         0.32%        0.25%       0.02%


                                     TOTAL
                                 MASTER FUND &
                                  FEEDER FUND
FUNDS                              EXPENSES
-------------------------------  -------------
AMERICAN GROWTH TRUST
Series I Class                       0.97%
Series II Class                      1.12%
Series III Class(3)                  0.62%

                                                                                     MASTER FUND
                                 FEEDER FUND
                                                                         TOTAL
                                 MANAGEMENT                 OTHER      OPERATING     MANAGEMENT                 OTHER
FUNDS                               FEES      12B-1 FEES   EXPENSES   EXPENSES(9)     FEES(10)    12B-1 FEES   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
AMERICAN GROWTH-INCOME TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.27%        0.25%       0.01%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.27%        0.25%       0.01%
Series III Class(3)                 0.00%        0.00%       0.03%        0.03%         0.27%        0.25%       0.01%
AMERICAN HIGH-INCOME BOND
  TRUST(3)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.48%        0.00%       0.01%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.48%        0.00%       0.01%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.48%        0.00%       0.01%
AMERICAN INTERNATIONAL TRUST
Series I Class                      0.00%        0.35%       0.03%        0.38%         0.50%        0.25%       0.05%
Series II Class                     0.00%        0.50%       0.03%        0.53%         0.50%        0.25%       0.05%
Series III Class(3)                 0.00%        0.00%       0.03%        0.03%         0.50%        0.25%       0.05%
AMERICAN NEW WORLD TRUST(3)
Series I Class                      0.00%        0.60%       0.03%        0.63%         0.81%        0.00%       0.08%
Series II Class                     0.00%        0.75%       0.03%        0.78%         0.81%        0.00%       0.08%
Series III Class                    0.00%        0.25%       0.03%        0.28%         0.81%        0.00%       0.08%


                                     TOTAL
                                 MASTER FUND &
                                  FEEDER FUND
FUNDS                              EXPENSES
-------------------------------  -------------
AMERICAN GROWTH-INCOME TRUST
Series I Class                       0.91%
Series II Class                      1.06%
Series III Class(3)                  0.56%
AMERICAN HIGH-INCOME BOND
  TRUST(3)
Series I Class                       1.12%
Series II Class                      1.27%
Series III Class                     0.77%
AMERICAN INTERNATIONAL TRUST
Series I Class                       1.18%
Series II Class                      1.33%
Series III Class(3)                  0.83%
AMERICAN NEW WORLD TRUST(3)
Series I Class                       1.52%
Series II Class                      1.67%
Series III Class                     1.17%

(1)The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.

(2)JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(3)For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(4)The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.

(5)The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(6)The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated by the Adviser any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(7)The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for

International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.

(8)The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT -- Contractual Expense Limit" until May 1, 2008.

(9)The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(10)Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

(11)The Adviser has contractually agreed to limit "Other Expenses" for the Emerging Growth Trust, Global Trust, Income Trust and Mutual Shares Trust as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.

(12)The Real Return Bond Trust is subject to a voluntary advisory fee waiver as noted under "Advisory Fee Waivers and Expense Reimbursement."

EXAMPLE OF EXPENSES FOR EACH FUND

     The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts shown would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   55                 173                 302                  677
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  500 INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 26                $133                $250               $  593
-----------------------------------------------------------------------------------------------------------------------
  ABSOLUTE RETURN
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 99                $309                $536               $1,190
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  ACTIVE BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 65                $205                $357               $  798
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   70                 221                 384                  859
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  ALL CAP CORE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  ALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 92                $287                $498               $1,108
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 117                 365                 633                1,398
-----------------------------------------------------------------------------------------------------------------------
  ALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN ASSET ALLOCATION TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 98                $306                $531               $1,178
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 62                 195                 340                  762
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN BLUE CHIP INCOME AND GROWTH
     TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $109                $340                $590               $1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 74                 230                 401                  894
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN BOND TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $107                $334                $579               $1,283
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 72                 224                 390                  871
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GLOBAL GROWTH TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $124                $387                $670               $1,477
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GLOBAL SMALL CAPITALIZATION
     TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $143                $443                $766               $1,680
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 158                 490                 845                1,845
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GROWTH TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 99                $309                $536               $1,190
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 63                 199                 346                  774
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN GROWTH-INCOME TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $ 93                $290                $504               $1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 57                 179                 313                  701
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN HIGH-INCOME BOND TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $114                $356                $617               $1,363
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $129                $403                $697               $1,534
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN INTERNATIONAL TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $120                $375                $649               $1,432
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                 85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  AMERICAN NEW WORLD TRUST
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $155                $480                $829               $1,813
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 170                 526                 907                1,976
-----------------------------------------------------------------------------------------------------------------------
  Series III Class                                119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  BLUE CHIP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  BOND INDEX A
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 56                $176                $307               $  689
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   61                 192                 335                  750
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  BOND INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 26                $142                $268               $  638
-----------------------------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 80                $249                $433               $  966
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  CLASSIC VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 93                $290                $504               $1,120
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  CORE BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 81                $252                $439               $  978
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   86                 268                 466                1,037
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  DYNAMIC GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 98                $306                $531               $1,178
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $123                $384                $665               $1,466
-----------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $107                $428                $771               $1,742
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  112                 460                 832                1,878
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 133                 477                 844                1,876
-----------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $114                $356                $617               $1,363
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  EMERGING SMALL COMPANY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $105                $328                $569               $1,248
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  EQUITY-INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 86                $268                $466               $1,037
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING
     ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $102                $338                $592               $1,321
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  107                 353                 619                1,378
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 127                 416                 725                1,605
-----------------------------------------------------------------------------------------------------------------------
  FUNDAMENTAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 83                $259                $450               $1,002
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $100                $312                $542               $1,201
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 82                $255                $444               $  990
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   87                 271                 471                1,049
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $109                $340                $590               $1,306
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $114                $356                $617               $1,363
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 134                 418                 723                1,590
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 98                $306                $531               $1,178
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 123                 384                 665                1,466
-----------------------------------------------------------------------------------------------------------------------
  GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 90                $281                $488               $1,084
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  GROWTH & INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 69                $218                $379               $  847
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   75                 233                 406                  906
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 96                $300                $520               $1,155
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  101                 315                 547                1,213
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $116                $362                $628               $1,386
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 76                $237                $411               $  918
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   81                 252                 439                  978
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 101                 315                 547                1,213
-----------------------------------------------------------------------------------------------------------------------
  HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 73                $227                $395               $  883
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 93                $292                $508               $1,130
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   98                 308                 535                1,189
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 118                 371                 643                1,419
-----------------------------------------------------------------------------------------------------------------------
  INCOME & VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  INDEX ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 56                $202                $360               $  821
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   61                 218                 388                  881
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  82                 281                 497                1,118
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL CORE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $101                $315                $547               $1,213
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 126                 394                 681                1,500
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX A
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 57                $179                $313               $  701
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   62                 195                 340                  762
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 36                $163                $301               $  704
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $106                $331                $574               $1,271
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 131                 409                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $102                $318                $552               $1,225
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 127                 397                 686                1,511
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 138                 431                 745                1,635
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL COMPANY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $111                $347                $601               $1,329
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  116                 362                 628                1,386
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 136                 425                 734                1,613
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 95                $296                $515               $1,143
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 93                $290                $504               $1,120
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  INVESTMENT QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 68                $214                $373               $  835
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   74                 230                 401                  894
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  LARGE CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 90                $281                $488               $1,084
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE AGGRESSIVE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 98                $306                $531               $1,179
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  103                 322                 558                1,237
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 123                 384                 665                1,467
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE BALANCED
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 91                $284                $494               $1,098
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   96                 300                 521                1,157
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 116                 363                 629                1,388
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 86                $269                $467               $1,040
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   91                 285                 494                1,099
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 111                 347                 602                1,331
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 94                $292                $508               $1,127
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   99                 308                 535                1,186
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 119                 371                 642                1,417
-----------------------------------------------------------------------------------------------------------------------
  LIFESTYLE MODERATE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $277                $482               $1,072
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  MANAGED
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 74                $230                $401               $  894
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $ 79                $246                $428               $  954
-----------------------------------------------------------------------------------------------------------------------
  MID CAP INTERSECTION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 96                $300                $520               $1,155
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  101                 315                 547                1,213
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  MID CAP STOCK
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 90                $281                $488               $1,084
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  MID CAP VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $101                $315                $547               $1,213
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 126                 393                 681                1,500
-----------------------------------------------------------------------------------------------------------------------
  MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 92                $287                $498               $1,108
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 117                 365                 633                1,398
-----------------------------------------------------------------------------------------------------------------------
  MID VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  112                 350                 606                1,340
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 132                 412                 713                1,568
-----------------------------------------------------------------------------------------------------------------------
  MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 52                $164                $285               $  640
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   57                 179                 313                  701
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  MONEY MARKET B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 29                $140                $262               $  618
-----------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $341                $594               $1,315
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  113                 357                 620                1,373
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 133                 419                 727                1,600
-----------------------------------------------------------------------------------------------------------------------
  NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 133                 415                 718                1,579
-----------------------------------------------------------------------------------------------------------------------
  OVERSEAS EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $114                $356                $617               $1,363
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  PACIFIC RIM
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $103                $322                $558               $1,236
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE ALL CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE MID CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  QUANTITATIVE VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 75                $233                $406               $  906
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 92                $287                $498               $1,108
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 117                 365                 633                1,398
-----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 75                $233                $406               $  906
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  REAL RETURN BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 79                $246                $428               $  954
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  SCIENCE & TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  SHORT-TERM BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 63                $199                $346               $  774
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   68                 214                 373                  835
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 92                $287                $498               $1,108
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 143                 443                 766                1,680
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP INTRINSIC VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 99                $309                $536               $1,190
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $104                $325                $563               $1,248
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  SMALL COMPANY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $133                $415                $718               $1,579
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  138                 431                 745                1,635
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 159                 493                 850                1,856
-----------------------------------------------------------------------------------------------------------------------
  SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 138                 431                 745                1,635
-----------------------------------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------
  SPECIAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $106                $337                $574               $1,271
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  111                 356                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 131                 421                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  SPECTRUM INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 95                $296                $515               $1,143
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                 $100                $312                $542               $1,201
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  STRATEGIC BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 77                $240                $417               $  930
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 83                $259                $450               $1,002
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   92                 287                 498                1,108
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 112                 350                 606                1,340
-----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  TOTAL STOCK MARKET INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  U.S. CORE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 84                $262                $455               $1,014
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  U.S. GLOBAL LEADERS GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 74                $230                $401               $  894
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 70                $221                $384               $  859
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  U.S. HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 81                $252                $439               $  978
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  U.S. LARGE CAP
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  U.S. MULTI SECTOR
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 83                $259                $450               $1,002
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  UTILITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 97                $303                $525               $1,166
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------
  VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 81                $252                $439               $  978
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   86                 268                 466                1,037
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  VALUE & RESTRUCTURING
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 89                $278                $482               $1,073
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 91                $284                $493               $1,096
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 116                 362                 628                1,386
-----------------------------------------------------------------------------------------------------------------------
  VISTA
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $103                $322                $558               $1,236
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 128                 400                 692                1,523
-----------------------------------------------------------------------------------------------------------------------

                                SMALL CAP FUNDS

EMERGING GROWTH TRUST

SUBADVISER:  MFC Global Investment Management (U.S.), LLC

INVESTMENT OBJECTIVE:  To seek superior long-term rates of return through capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund seeks to achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

     The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

     The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

     The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its net asset value ("NAV") and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.54% (for the quarter ended 3/31/2006) and the lowest return was -6.19% (for the quarter ended 9/30/2004).


--------------------------------------------------------------------------------

         6.9%       7.7%      11.60%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Emerging Growth Trust
   Series I                                               11.60%    15.24%     05/05/2003
   Series II                                              11.38%    14.99%     05/05/2003
   Series NAV(B)                                          11.59%    15.26%     02/28/2005
 Russell 2000 Growth Index(A)                             13.35%    18.23%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.

(C)On April 28, 2006, the Fund changed subadvisers. Performance reflects results prior to this change.

EMERGING SMALL COMPANY TRUST

SUBADVISER:  RCM Capital Management LLC

INVESTMENT OBJECTIVE:  To seek long term capital appreciation.

INVESTMENT STRATEGIES: Prior to June 11, 2007: Under normal market conditions, the Fund invests at least 80% of its assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations (which the subadviser defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index (not less than $138 million and not more than $3.71 billion as of February 28, 2006)). The capitalization criteria applies at the time of investment. Effective June 11, 2007, this policy will be changed as follows: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

     The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

     In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a "second look" at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 59.08% (for the quarter ended 12/31/1999) and the lowest return was -26.19% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

         0.1%      73.5%      -4.3%      -22.2%     -29.2%     39.7%      11.5%       5.0%       2.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Since     Date First
                                                           Year      Years    Inception   Available
 Emerging Small Company Trust
   Series I                                                2.41%     3.48%     6.03%      01/01/1997
   Series II(D)                                            2.18%     3.31%     5.95%      01/28/2002
   Series NAV(C)                                           2.44%     3.51%     6.05%      02/28/2005
 Russell 2000 Growth Index(B)                             13.35%     6.93%     4.88%

(A)The Fund changed its subadviser and its investment objective on May 1, 1999 and also on April 28, 2006. Performance reflects results prior to these changes.

(B)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SMALL CAP TRUST

SUBADVISER:  Independence Investments LLC

INVESTMENT OBJECTIVE:  To seek maximum capital appreciation consistent with reasonable risk to principal.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($61 million to $3.74 billion as of February 28, 2007).

     The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

     The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

     The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

     The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the Fund's total assets (under 20%).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.21% (for the quarter ended 3/31/2006) and the lowest return was -8.76% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

         7.6%
         2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Small Cap Trust
   Series I                                                7.56%    13.19%     4/29/2005
   Series II                                               7.41%    13.10%     4/29/2005
   Series NAV                                              7.63%    13.28%     4/29/2005
 Russell 2000 Index(A)                                    18.37%    21.57%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

SMALL CAP GROWTH TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

     The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

     The subadviser looks for companies based on a combination of criteria including one or more of the following:

      --   Improving market shares and positive financial trends;

      --   Superior management with significant equity ownership; and

      --   Attractive valuations relative to earnings growth outlook.

     The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 20% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Additional Investment
Policies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B, C)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 26.90% (for the quarter ended 12/31/2001) and the lowest return was -27.11% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        25.7%      -6.0%      -3.4%      -8.9%      -3.8%      -28.2%     48.8%       9.5%      17.3%      13.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Small Cap Growth Trust
   Series I(B)                                            13.48%   9.24%   4.52%   04/29/2005
   Series II(B)                                           13.21%   9.15%   4.48%   04/29/2005
   Series NAV(A)                                          13.47%   9.26%   4.53%   05/01/1996
 Russell 2000 Growth Index                                13.35%   6.93%   4.88%
 Combined Index(C)                                        13.34%   9.64%   8.08%

(A)The Series NAV shares of the Fund were first issued on May 1, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. These shares were first issued on May 1, 1996.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)The Combined Index represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 Index from November 2000 to April 2003 and then the Russell 2000 Growth Index from May 2003 to the present.

SMALL CAP INTRINSIC VALUE TRUST

SUBADVISER:  MFC Global Investment Management (U.S.), LLC

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $38 million to $3.75 billion as of February 28, 2007). Equity securities include common and preferred stocks and their equivalents.

     In managing the Fund, the subadviser emphasizes a value-oriented "bottom-up" approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

     The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The Fund may attempt to take advantage of short-term market volatility by investing in companies involved in managing corporate restructuring or pending acquisitions.

     The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 20% of its total assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered "junk bonds").

     The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk
          (including lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2007.

SMALL CAP OPPORTUNITIES TRUST

SUBADVISER:  Munder Capital Management

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007).

     The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

     In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

      --   A high level of profitability;

      --   Solid management;

      --   A strong, competitive market position; or

      --   Management interests that are aligned with shareholder interests.

     The Fund may, but is not required to, use any or all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Fund may write covered call options during especially volatile markets. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts ("REITs").

     The Fund's investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  ETFs Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.31% (for the quarter ended 12/31/2004) and the lowest return was -5.32% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

        25.8%       7.8%      10.5%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since     Date First
                                                          Year    Inception   Available
 Small Cap Opportunities Trust
   Series I                                               10.45%   22.43%     05/05/2003
   Series II                                              10.19%   22.18%     05/05/2003
   Series NAV(B)                                          10.47%   22.46%     02/28/2005
 Russell 2000 Value Index(A)                              23.48%   24.37%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

SMALL CAP VALUE TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

     Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

      --   Sustainable competitive advantages within a market niche;

      --   Strong profitability and free cash flows;

      --   Strong market share positions and trends;

      --   Quality of and share ownership by management; and

      -- Financial structures that are more conservative than the relevant industry average.

     The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  ETFs Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/30/2003) and the lowest return was -17.81% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        34.2%      19.1%      -6.4%      38.0%      25.4%       9.2%      19.3%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 Small Cap Value Trust
   Series I(C)                                            19.26%  16.10%    18.81%     04/29/2005
   Series II(C)                                           19.03%  16.01%    18.75%     04/29/2005
   Series NAV(A)                                          19.32%  16.11%    18.82%     08/30/1999
 Russell 2000 Value Index(B)                              23.48%  15.37%    15.34%
 Combined Index(B, D)                                     23.48%  15.37%    15.29%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. These shares were first issued August 30, 1999.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(D)The Combined Index represents the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

(E)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the Fund since its inception.

SMALL COMPANY TRUST

SUBADVISER:  American Century Investment Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of February 28, 2007 was $61 million to $3.74 billion.

     If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund's investment needs, the subadviser may invest up to 20% of the Fund's assets in medium- and larger-sized companies.

     The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Fund. The Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

     In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

     The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

     The subadviser generally sells stocks from the Fund's portfolio when the subadviser believes:

      --   a stock becomes too expensive relative to other stock opportunities;

      --   a stock's risk parameters outweigh its return opportunity;

      --   more attractive alternatives are identified; or

      --   specific events alter a stock's prospects.

     The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under "Additional Investment Policies" including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.47% (for the quarter ended 3/31/2006) and the lowest return was -6.52% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

         6.3%       5.6%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Small Company Trust
   Series I                                                5.60%   12.46%      05/03/2004
   Series II                                               5.41%   12.22%      05/03/2004
   Series NAV(B)                                           5.66%   12.48%      02/28/2005
 S&P Smallcap 600 Index(A)                                15.12%   15.88%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

SMALL COMPANY GROWTH TRUST

SUBADVISER:  AIM Capital Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2007, the capitalizations of companies included in the Russell 2000 Index ranged from $38 million to $3.75 billion.

     The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts
(ADRs). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

     In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

     The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of NAV shares. During the period shown in the bar chart, the highest quarterly return was 11.44% (for the quarter ended 3/31/2006) and the lowest return was -4.55% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        13.8%
         2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Small Company Growth Trust
   Series NAV                                             13.83%     17.45%    10/24/2005
 Russell 2000 Growth Index(A)                             13.35%     18.30%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

SMALL COMPANY VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

     Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

      -- Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

      --   Low stock price relative to a company's underlying asset values;

      -- Above-average dividend yield relative to a company's peers or its own historic norm;

      --   A plan to improve the business through restructuring; and/or

      --   A sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its net total assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities ("junk bonds"). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.96% (for the quarter ended 6/30/2003) and the lowest return was -18.31% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        -4.7%       8.0%       5.9%       6.5%      -5.9%      33.7%      25.3%       6.9%      15.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Small Company Value Trust
   Series I                                               15.42%   14.23%     8.67%     10/01/1997
   Series II(D)                                           15.16%   14.05%     8.58%     01/28/2002
   Series NAV(C)                                          15.50%   14.25%     8.68%     02/28/2005
 Russell 2000 Value Index(B)                              23.48%   15.37%    11.22%

(A)Effective April 30, 2001, the Fund changed its subadviser. Performance reflects results prior to this change.

(B)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)Since June 1, 2000, a portion of the Small Company Value Trust's expenses were reimbursed. If such expenses had not been reimbursed returns would be lower.

SPECIAL VALUE TRUST

SUBADVISER:  ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

     As of February 28, 2007, the market capitalization range of the Russell 2000 Index was $38 million to $3.75 billion. Securities of companies whose market capitalizations no longer meet the definition of smaller capitalized companies after purchase by the Fund still will be considered to be securities of small capitalization companies for the purpose of the Fund's 80% investment policy. The size of companies in the Index changes with market conditions and the composition of the Index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares; debt securities convertible into equity securities; warrants and rights relating to equity securities; American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs); and ETFs that represent or track small capitalized companies. The Fund may invest up to 20% of the value of its net assets in shares of companies with market capitalizations higher than smaller capitalization companies.

     The subadviser emphasizes individual security selection while spreading the Fund's investments among industries and sectors. The subadviser uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have a high probability of outperforming other stocks in the same industry or sector. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings).

     The subadviser uses quantitative parameters to select a universe of smaller capitalized companies that fit the Fund's general investment criteria. (Quantitative parameters are the values used to evaluate investments). In selecting individual securities from within this range, the subadviser looks for "value" attributes, such as:

      --   Low stock price relative to earnings, book value and cash flow

      --   High return on invested capital

     The subadviser also uses quantitative methods to identify catalysts and trends that might influence the Fund's industry or sector focus, or the subadviser's individual security selection.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  ETF Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.79% (for the quarter ended 12/31/2004) and the lowest return was -2.48% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

        20.2%       5.6%      10.84%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Special Value Trust
   Series I                                               10.84%    17.08%     05/05/2003
   Series II                                              10.59%    16.82%     05/05/2003
   Series NAV(B)                                          10.88%    17.10%     02/28/2005
 Russell 2000 Value Index(A)                              23.48%    24.37%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

VALUE OPPORTUNITIES TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies"). As of February 28, 2007, the average market capitalization of companies in the Russell 2500 Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.37 billion, and the median market capitalization was approximately $876 million.

     The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund's portfolios for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The Fund's benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

                                 MID CAP FUNDS

DYNAMIC GROWTH TRUST

SUBADVISER:  Deutsche Investment Management Americas Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index. As of February 28, 2007, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $1.29 billion to $20.77 billion.

     The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

     The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

     The Fund may invest in convertible securities when it is more advantageous than investing in a company's common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

     Company research lies at the heart of the subadviser's investment process. The subadviser uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

     The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

     The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

     The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.05% (for the quarter ended 6/30/2003) and the lowest return was -27.60% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        -40.2%     -28.4%     29.0%      10.0%      12.4%      11.0%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Dynamic Growth Trust
   Series I                                               11.03%   4.88%    -10.31%    05/01/2000
   Series II(D)                                           10.72%   4.70%    -10.42%    01/28/2002
   Series NAV(C)                                          10.83%   4.88%    -10.31%    04/29/2005
 Russell MidCap
   Growth Index(B)                                        10.66%   8.22%     -0.67%

(A)As of November 25, 2002, the subadviser took over management responsibilities of the Fund.

(B)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

GROWTH OPPORTUNITIES TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small-and mid-cap companies"). As of February 28, 2007, the market capitalizations of companies in the Russell 2500 Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.37 billion, and the median market capitalization was approximately $876 million.

     The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The Fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

MID CAP INTERSECTION TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

     The portfolio of the Fund is constructed stock by stock, an investment approach the subadviser refers to as "bottom-up." The Fund combines the subadviser's proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

     The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser's fundamental analysis. The subadviser's fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

     The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser's assessment of "timeliness" focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

     In constructing the portfolio of the Fund, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. The goal of this analysis is that the portfolio remains well-diversified, and does not take large industry and style positions relative to the portfolio's market benchmark, as an unintended consequence of bottom-up stock picking.

     The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2007.

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

     The subadviser's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 20% of its total assets in foreign securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/31/2001) and the lowest return was -23.64% (for the quarter ended 3/31/2001).


--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%      19.0%      14.6%      13.6%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Mid Cap Stock Trust
   Series I                                               13.55%   11.28%     5.16%     05/01/1999
   Series II(C)                                           13.31%   11.10%     5.04%     01/28/2002
   Series NAV(B)                                          13.66%   11.33%     5.19%     02/28/2005
 Russell MidCap Growth Index(A)                           10.66%    8.22%     5.09%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MID CAP VALUE TRUST

SUBADVISER:  Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007). The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

     The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:

      --  Changes in economic and financial environment

      --  New or improved products or services

      -- Improved efficiencies resulting from new technologies or changes in distribution

      --  New or rapidly expanding markets

      --  Price increases for the company's products or services

      --  Changes in management or company structure

      -- Changes in government regulations, political climate or competitive conditions

     The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 15.35% (for the quarter ended 6/30/2003) and the lowest return was -14.75% (for the quarter ended 9/30/2002).

--------------------------------------------------------------------------------

        -10.1%     25.4%      24.5%       8.0%      12.3%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                             One       Five        Since     Date First
                                             Year      Years     Inception   Available
             Mid Cap Value Trust
               Series I                     12.27%    11.20%      10.71%     04/30/2001
               Series II(C)                 12.03%    11.02%      10.55%     01/28/2002
               Series NAV(B)                12.30%    11.24%      10.74%     02/28/2005
             Russell MidCap Value Index(A)  20.22%    15.88%      13.99%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MID CAP VALUE EQUITY TRUST

SUBADVISER:  RiverSource Investments, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 28, 2007, the range of this Index was between $849 million and $20.01 billion. The market capitalization range of the index is subject to change.

     Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

     In pursuit of the Fund's objectives, the subadviser chooses equity investments by:

      -- Selecting companies that are undervalued based on a variety of measures, such as price to earnings ratios, price/book ratios, current and projected earnings, current and projected dividends, and historic price levels.

      --   Identifying companies with growth potential based on:

          - effective management, as demonstrated by overall performance, and

          - financial strength.

     In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

      --   The security is overvalued relative to alternative investments.

      --   The security has reached the subadviser's price objective.

      -- The company has met the subadviser's earnings and/or growth expectations.

      -- The company or the security continues to meet the other standards described above.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Industry and Sector Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2006.

MID VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% (usually higher) of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the Russell MidCap Value Index ($849 million to $20.01 billion as of February 28, 2007). The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     The subadviser employs a value approach in selecting investments. The subadviser's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

      -- Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;

      -- Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;

      --   Sound balance sheets and other positive financial characteristics;

      --   Significant stock ownership by management; and

      --   Experienced and capable management.

     The Fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies in the Fund and in the indices changes over time. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

     Except as otherwise stated under "Additional Investment
Policies -- Temporary Defensive Investing" the Fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.36% (for the quarter ended 6/30/2003) and the lowest return was -18.16% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        20.5%       4.6%       0.5%      -15.2%     45.2%      18.7%       7.5%      20.3%
         1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Mid Value Trust
   Series I(C)                                            20.31%   13.58%     9.29%     04/29/2005
   Series II(C)                                           20.05%   13.49%     9.25%     04/29/2005
   Series NAV(A)                                          20.34%   13.57%     9.29%     05/01/1998
 Russell MidCap Value Index(B)                            20.22%   15.38%    10.81%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, JHT's predecessor. These shares were first issued on May 1, 1998.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(D)Current subadviser assignment became effective May 1, 2004.

(E)Since June 1, 2000, a portion of the Mid Value Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

QUANTITATIVE MID CAP TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of "large cap" or "small cap" stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

     The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser's equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

     The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund may also invest in fixed income securities including money market instruments.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Securities Income Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.96% (for the quarter ended 6/30/2003) and the lowest return was -13.34% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -22.6%     38.5%      18.2%      13.6%       4.1%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Quantitative Mid Cap Trust
   Series I                                                4.09%    8.42%     3.61%     04/30/2001
   Series II(C)                                            3.79%    8.19%     3.41%     01/28/2002
   Series NAV(B)                                           4.09%    8.43%     3.62%     04/29/2005
 S&P MidCap 400 Index(A)                                  10.31%   10.91%     9.62%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

VALUE TRUST

SUBADVISER: Morgan Stanley Investment Management Inc. (doing business as Van Kampen)

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($849 million to $20.01 billion as of February 28, 2007).

     The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts
(ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

     The subadviser's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund's assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.39% (for the quarter ended 6/30/2003) and the lowest return was -23.40% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -1.7%      -2.8%      24.6%       3.4%      -22.8%     38.8%      15.2%      12.6%      21.1%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Value Trust
   Series I                                               21.05%   10.95%     9.72%     01/01/1997
   Series II(D)                                           20.80%   10.79%     9.64%     01/28/2002
   Series NAV(C)                                          21.03%   10.95%     9.72%     04/29/2005
 Russell MidCap Value Index(B)                            20.22%   15.88%    13.65%

(A)Current subadviser assignment became effective May 1, 2003.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

VISTA TRUST

SUBADVISER:  American Century Investment Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

     In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

     In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

     Although the subadviser intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

     The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

     In addition, the Fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 9.91% (for the quarter ended 3/31/2006) and the lowest return was -6.22% (for the quarter ended 9/30/2006).


--------------------------------------------------------------------------------

         8.7%
         2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 Vista Trust
   Series NAV                                               8.69%    11.74%       10/24/05
 Russell MidCap Growth Index(A)                            10.66%    15.09%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

                                LARGE CAP FUNDS

ALL CAP CORE TRUST

SUBADVISER:  Deutsche Investment Management Americas Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

     The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

     The subadviser pursues an actively managed, quantitative investment process. The subadviser's investment philosophy is based on three central tenets:

      -- Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security's fair value is relative to its peers within its own industry.

      -- Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

      -- Quantitative investment models provide an improved framework for selecting miss priced stocks in an unbiased, consistent and repeatable manner.

     The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser's proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

     The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

     By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.59% (for the quarter ended 12/31/1999) and the lowest return was -24.41% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

        25.3%      24.0%      37.2%      -27.3%     -21.4%     -25.2%     31.5%      16.3%       9.1%      14.8%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 All Cap Core Trust
   Series I                                                14.75%     7.45%     5.73%     07/15/1996
   Series II(D)                                            14.54%     7.27%     5.64%     01/28/2002
   Series NAV(C)                                           14.77%     7.48%     5.74%     04/29/2005
 Russell 3000 Index                                        15.72%     7.17%     8.64%
 Combined Index(B)                                         15.72%     5.66%     6.96%

(A)Effective November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to these changes.

(B)The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

ALL CAP GROWTH TRUST

SUBADVISER:  AIM Capital Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

     The Fund's portfolio is comprised of securities of two basic categories of companies:

      -- "core" companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      -- "earnings acceleration" companies which the subadviser believes are currently enjoying a dramatic increase in profits.

     The Fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

     The Fund uses hedging and other strategic transactions and may:

      --   purchase and sell stock index futures contracts,

      -- purchase options on stock index futures as a hedge against changes in market conditions,

      -- purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

      -- write (sell) covered call options (up to 25% of the value of its portfolio's net assets), or

      -- foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 36.09% (for the quarter ended 12/31/1999) and the lowest return was -23.20% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        15.3%      28.3%      44.7%      -10.8%     -23.8%     -24.4%     29.2%       6.5%       9.0%       6.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five       Ten      Date First
                                                          Year    Years     Years     Available
 All Cap Growth Trust
   Series I                                               6.58%   3.87%     5.81%     03/04/1996
   Series II(D)                                           6.32%   3.68%     5.71%     01/28/2002
   Series NAV(C)                                          6.63%   3.90%     5.83%     02/28/2005
 Russell 3000 Growth Index                                9.46%   3.02%     4.10%
 Combined Index(B)                                        9.46%   3.02%     5.34%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The Combined Index is a blend of the Russell MidCap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

ALL CAP VALUE TRUST

SUBADVISER:  Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

     Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

     In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the

Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

     The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

         --  Active Management Risk                       --  Issuer Risk
         --  Credit and Counterparty Risk                 --  Liquidity Risk
         --  Equity Securities Risk                       --  Small and Medium Size Companies Risk
             (includes value investing risk)

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.11% (for the quarter ended 6/30/2003) and the lowest return was -23.92% (for the quarter ended 9/30/2002).

--------------------------------------------------------------------------------

        -27.8%     38.4%      16.0%       5.7%      13.7%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 All Cap Value Trust
   Series I                                               13.71%    6.83%     6.17%     04/30/2001
   Series II(D)                                           13.53%    6.66%     6.01%     01/28/2002
   Series NAV(C)                                          13.82%    6.86%     6.19%     02/28/2005
 Russell 3000 Value Index(B)                              22.34%   11.20%     9.11%

(A)Current subadviser assignment became effective May 1, 2003.

(B)The Return under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

BLUE CHIP GROWTH TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, the subadviser generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadviser's analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

     While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities ("junk bonds"). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including growth investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.80% (for the quarter ended 12/31/1998) and the lowest return was -17.09% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

        26.9%      28.5%      19.4%      -2.8%      -14.6%     -24.3%     29.2%       9.0%       5.6%       9.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Blue Chip Growth Trust
   Series I                                                9.58%    4.30%    7.16%   12/11/1992
   Series II(C)                                            9.31%    4.12%    7.07%   01/28/2002
   Series NAV(B)                                           9.59%    4.32%    7.17%   02/28/2005
 S&P 500 Index                                            15.79%    6.19%    8.42%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

CAPITAL APPRECIATION TRUST

SUBADVISER:  Jennison Associates LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

     The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position,
(iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the Fund can convert into the company's common stock, cash value of common stock, or some other equity security).

     The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund's return or protect its assets if market conditions warrant:

      -- The Fund may make short sales of a security including short sales "against the box."

      -- The Fund may invest up to 20% of the Fund's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).

      -- The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

      -- The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

      -- The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.

      --   The Fund may invest in repurchase agreements.

     The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPO Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities
          Risk

      --  Short Sale Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/31/2001) and the lowest return was -19.64% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        -18.4%     -30.6%     29.5%       9.3%      14.0%       2.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Capital Appreciation Trust
   Series I                                               2.26%   2.74%     -3.17%    11/01/2000
   Series II(C)                                           2.06%   2.58%     -3.30%    01/28/2002
   Series NAV(B)                                          2.38%   2.79%     -3.14%    02/28/2005
 Russell 1000 Growth Index(A)                             9.07%   2.69%     -4.55%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since November, 2000 a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

CLASSIC VALUE TRUST

SUBADVISER:  Pzena Investment Management, LLC.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

     In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

     In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:

      -- cheap on the basis of current price to estimated normal level of earnings;

      --   current earnings below normal levels;

      --   a sound plan to restore earnings to normal; and

      --   a sustainable business advantage.

     Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

     Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund's investments avoid the emotional inputs that can lead to overvalued securities.

     The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser's ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund's cash levels will increase. To the extent the Fund's cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 9.40% (for the quarter ended 9/30/2006) and the lowest return was -2.68% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

         9.4%      16.0%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Classic Value Trust
   Series I                                               16.04%    13.87%     05/03/2004
   Series II                                              15.83%    13.67%     05/03/2004
   Series NAV(B)                                          16.15%    13.95%     04/29/2005
 Russell 1000 Value Index(A)                              22.24%    16.54%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

CORE EQUITY TRUST

SUBADVISER:  Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

     The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

     The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

     The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.11% (for the quarter ended 12/31/2006) and the lowest return was -5.76% (for the quarter ended 3/31/2005).

--------------------------------------------------------------------------------

         5.9%       6.7%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Core Equity Trust
   Series I                                                6.73%     9.93%     05/03/2004
   Series II                                               6.47%     9.72%     05/03/2004
   Series NAV(B)                                           6.73%     9.98%     02/28/2005
 S&P 500 Index(A)                                         15.79%    11.41%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

EQUITY-INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide substantial dividend income and also long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

     The subadviser believes that income can contribute significantly to total return over time and expects the Fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The Fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The Fund will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The Fund may also purchase other types of securities in keeping with its objective, including:

      -- U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

      --   preferred stocks;

      --   convertible stocks, bonds, and warrants; and

      --   futures and options.

     The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities ("junk bonds").

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The Fund's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/30/2003) and the lowest return was -17.40% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        29.7%       9.2%       3.4%      13.0%       1.3%      -13.3%     25.6%      14.8%       3.9%      19.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Equity-Income Trust
   Series I                                               19.02%    9.11%    9.99%   02/19/1993
   Series II(C)                                           18.76%    8.93%    9.91%   01/28/2002
   Series NAV(B)                                          19.05%    9.13%   10.00%   02/28/2005
 Russell 1000 Value Index                                 22.24%   10.86%   11.00%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

FUNDAMENTAL VALUE TRUST

SUBADVISER:  Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

     The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix, of these characteristics, although there is no guarantee that it will be successful in doing so.

      --  Proven track record

      --  Significant personal ownership in business

      --  Strong balance sheet

      --  Low cost structure

      --  High after-tax returns on capital

      --  High quality of earnings

      --  Non-obsolescent products/services

      --  Dominant or growing market share

      --  Participation in a growing market

      --  Global presence and brand names

     The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

     The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.39% (for the quarter ended 6/30/2003) and the lowest return was -12.57% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -16.2%     29.8%      11.8%       8.8%      14.5%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since
                                                           Year    Years   Inception   Date First
 Fundamental Value Trust
   Series I                                               14.51%   8.68%     6.41%     04/30/2001
   Series II(C)                                           14.24%   8.46%     6.23%     01/28/2002
   Series NAV(B)                                          14.56%   8.69%     6.43%     02/28/2005
 S&P 500 Index(A)                                         15.79%   6.19%     4.05%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

GROWTH TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity securities of U.S. companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth characteristics similar to companies included in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index. As of February 28, 2007 the market cap range of the Russell 1000 Index was $849 million to $410.66 billion.

     The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007, the market cap range of the Russell 1000 Growth Index was $1.29 billion to $410.66 billion.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

U.S. CORE TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek a high total return.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in investments tied economically to the U.S. and it invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of February 28, 2007, the market capitalizations of companies included in the Index ranged from $1.42 billion to $410.66 billion.

     The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks which is independently maintained and published by Standard & Poor's.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.16% (for the quarter ended 12/31/1998) and the lowest return was -17.43% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        32.8%      26.5%      18.9%      -7.1%      -11.3%     -24.3%     26.6%       6.8%       2.0%       9.2%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 U.S. Core Trust
   Series I                                                9.17%   2.64%   6.49%   04/23/1991
   Series II(B)                                            8.99%   2.49%   6.41%   01/28/2002
   Series NAV(A)                                           9.26%   2.66%   6.50%   04/29/2005
 S&P 500 Index                                            15.79%   6.19%   8.42%

(A)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

GROWTH & INCOME TRUST

SUBADVISER:  Independence Investments LLC

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in a diversified mix of common stocks of large U.S. companies.

     The subadviser selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. The subadviser seeks to maintain risk and sector characteristics similar to its market benchmark, the Russell 1000 Index. The

Fund is a large cap stock portfolio. The subadviser normally invests at least 65% (usually higher) of the Funds's total assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007) or the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007).

     The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  IPOs Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.07% (for the quarter ended 12/31/1998) and the lowest return was -17.14% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        29.8%      30.2%      16.2%      -13.1%     -15.4%     -22.2%     24.3%      11.0%       9.0%      12.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                          Year    Years    Years   Available
 Growth & Income Trust Series NAV(A)                      12.72%   5.69%   6.66%   03/29/1986
 Russell 1000 Index                                       15.46%   6.82%   8.64%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Growth & Income Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Growth & Income Fund, the Fund's predecessor. These shares were first issued on March 29, 1986.

(B)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the Fund since its inception.

INTRINSIC VALUE TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity securities of U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index. As of February 28, 2007, the market capitalization range of the Russell 1000 Index was $849 million to $410.66 billion.

     The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007 the market cap range of the Russell 1000 Value Index was $849 million to $410.66 billion.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value
          investing risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

LARGE CAP TRUST

SUBADVISER:  UBS Global Asset Management (Americas) Inc.

INVESTMENT OBJECTIVE:  To seek to maximize total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund's benchmark, the Russell 1000 Index. As of February 28, 2007, the market capitalization range of the Russell 1000 Index was $849 million to $410.66 billion.

     In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

     In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

     The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

     The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value
          investing risk)

      --  ETFs Risk

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.86% (for the quarter ended 12/31/2006) and the lowest return was -2.11% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

        14.4%
         2006

--------------------------------------------------------------------------------


                                                           One       Since      Date First
                                                           Year    Inception    Available
 Large Cap Trust
   Series I                                               14.36%    16.58%      04/29/2005
   Series II                                              14.15%    16.25%      04/29/2005
   Series NAV                                             14.38%    16.54%      04/29/2005
 Russell 1000 Index(A)                                    15.46%    15.58%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

LARGE CAP VALUE TRUST

SUBADVISER:  BlackRock Investment Management, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. As of February 28, 2007, the capitalization range of the Russell 1000 Value Index was $849 million to $410.66 billion.

     The subadviser selects from among companies that are, at the time of purchase, included in the Russell 1000 Value Index. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

     In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

     After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

     Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an "index" fund. In seeking to outperform the Fund's benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

      --   Relative price to earnings and price to book ratios;

      --   Stability and quality of earnings;

      --   Earnings momentum and growth;

      --   Weighted median market capitalization of the Fund;

      -- Allocation among the economic sectors of the Fund as compared to the benchmark index; and

      --   Weighted individual stocks within the applicable index.

     The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs).

     The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk,
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.
     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.84% (for the quarter ended 12/31/2004) and the lowest return was -0.61% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

        21.8%      15.5%      15.9%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Large Cap Value Trust
   Series I                                               15.93%    22.20%     05/05/2003
   Series II                                              15.75%    21.96%     05/05/2003
   Series NAV(B)                                          16.03%    22.24%     02/28/2005
 Russell 1000 Value Index(A)                              22.24%    19.44%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

QUANTITATIVE ALL CAP TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

     The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

     The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.25% (for the quarter ended 12/31/2004) and the lowest return was -2.21% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        14.9%       8.6%      15.2%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since     Date First
                                                          Year    Inception   Available
 Quantitative All Cap Trust
   Series I                                               15.17%   17.23%     05/05/2003
   Series II                                              14.91%   17.00%     05/05/2003
   Series NAV(B)                                          15.24%   17.35%     04/29/2005
 Russell 3000 Index(A)                                    15.72%   15.53%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

QUANTITATIVE VALUE TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in large-cap U.S. securities with the potential for long-term growth of capital.

     The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

     Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

     The Fund may also invest in foreign securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.62% (for the quarter ended 12/31/2006) and the lowest return was -0.34% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         9.2%      21.1%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Quantitative Value Trust
   Series I                                               21.09%    17.94%     05/03/2004
   Series II                                              20.97%    17.71%     05/03/2004
   Series NAV(B)                                          21.29%    18.03%     02/28/2005
 Russell 1000 Value Index(A)                              22.24%    16.54%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

U.S. GLOBAL LEADERS GROWTH TRUST

SUBADVISER:  Sustainable Growth Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests least
                       80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

     As a result of its investment strategy, the Fund invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index $1.42 billion to $410.66 billion as of February 28, 2007). The subadviser considers U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:

      -- Hold leading market share of their relevant industries that result in high profit margins and high investment returns.

      -- Supply consumable products or services so that their revenue streams are recurring.

     The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

     The Fund may invest in other types of equities and foreign stocks.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.
     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.44% (for the quarter ended 9/30/2006) and the lowest return was -7.15% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

         0.9%       1.8%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 U.S. Global Leaders Growth Trust
   Series I                                                1.81%     3.17%     05/03/2004
   Series II                                               1.57%     3.00%     05/03/2004
   Series NAV(B)                                           1.81%     3.22%     02/28/2005
 S&P 500 Index(A)                                         15.79%    11.41%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

U.S. LARGE CAP TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek long-term growth of capital and income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

     The subadviser has an extensive commitment to fundamental research, with a large team of experienced equity analysts focused on gathering in-depth information firsthand on companies and industries in the U.S. and throughout the world. Global research has extensive experience in managing U.S. equities. The subadviser's research strength is leveraged through a bottom-up approach to portfolio construction. Returns for U.S. equity portfolios are pursued through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, industry sector weightings are primarily the result of finding value in individual securities.

     The majority of the subadviser's U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. This allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

     Based on the research carried out by the equity analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.70% (for the quarter ended 6/30/2003) and the lowest return was -20.15% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         2.8%      -2.5%      -25.2%     37.1%       9.4%       5.8%      10.7%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 U.S. Large Cap Trust
   Series I                                               10.66%    5.60%     4.01%     05/01/1999
   Series II(C)                                           10.36%    5.42%     3.89%     01/28/2002
   Series NAV(B)                                          10.68%    5.63%     4.02%     02/28/2005
 S&P 500 Index(A)                                         15.79%    6.19%     2.41%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

U.S. MULTI SECTOR TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek long term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

     The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 28, 2007, the market capitalizations of companies included in the Russell 3000 Index ranged from $38 million to $410.66 billion.

     In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund's selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/ REIT) in which the Fund invests.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was +4.85% (for the quarter ended 9/30/2006) and the lowest return was -4.67% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

         7.6%
         2006

--------------------------------------------------------------------------------


                                                           One       Since      Date First
                                                           Year    Inception    Available
 U.S. Multi Sector Trust
   Series NAV                                              7.63%    10.33%      10/24/2005
 Russell 3000 Index(A)                                    15.72%    17.44%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

VALUE & RESTRUCTURING TRUST

SUBADVISER:  UST Advisers, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

     In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

     In addition, the Fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 8.38% (for the quarter ended 12/31/2006) and the lowest return was -1.52% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        14.43%
         2006

--------------------------------------------------------------------------------


                                                            One       Since      Date First
                                                           Year     Inception    Available
 Value & Restructuring Trust Series NAV                    14.43%    18.12%      10/24/2005
 S&P 500 Index(A)                                          15.79%    17.44%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

                              INTERNATIONAL FUNDS

EMERGING MARKETS VALUE TRUST

SUBADVISER:  Dimensional Fund Advisors

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal circumstances, the Fund will invest at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

     The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser ("Approved Markets") from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other types of depositary receipts.

     The Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

     The Fund's policy is to seek to achieve its investment objective by purchasing emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund's policy to invest no more than 25% of its total assets in any one industry.

     The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

     In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

     The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

     The Fund's policy of seeking broad market diversification means the subadviser will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

     Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

     The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Approved Markets

     As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country's markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil                    Israel                    South Korea
Chile                     Malaysia                  Taiwan
China                     Mexico                    Thailand
Czech Republic            Philippines               Turkey
Hungary                   Poland
India                     South Africa
Indonesia

Approved Market Securities

     "Approved Market securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets;
(e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Foreign Securities Risk
          (including emerging markets and
          currency risk)

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Past performance is not provided since the Fund commenced operations in May 2007.

GLOBAL TRUST

SUBADVISER:  Templeton Global Advisors Limited

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

     Depending upon current market conditions, the Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debenture are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

     When choosing equity investments for the Fund, the subadviser applies a "bottom up," value-oriented. long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

     The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value risk investing)

      --  Foreign Securities Risk
          (including emerging market risk)

      --  Fixed Income Security Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance( A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.83% (for the quarter ended 6/30/2003) and the lowest return was -16.96% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        20.8%      12.3%       3.7%      12.2%      -16.1%     -19.1%     27.5%      14.8%      10.7%      20.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten    Date First
                                                           Year    Years    Years   Available
 Global Trust
   Series I                                               20.32%    9.53%   7.63%   03/18/1988
   Series II(C)                                           20.09%    9.36%   7.55%   01/28/2002
   Series NAV(B)                                          20.42%    9.55%   7.64%   04/29/2005
 MSCI World Index                                         20.65%   10.49%   8.08%

(A)Effective October 1, 1996, April 30, 2001 and December 9, 2003, the Fund changed its subadviser. Performance reflects results prior to these changes.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL GROWTH TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek high total return primarily through capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

     The Fund seeks to achieve its objective by outperforming its benchmark, the S&P/Citigroup Primary Market Europe, Pacific, Asia Composite Growth Style Index.

     The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilt the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including growth investing risk)

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

INTERNATIONAL OPPORTUNITIES TRUST

SUBADVISER:  Marsico Capital Management, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

     The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

     In selecting investments for the Fund, the subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

     The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

     The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

     As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

     The subadviser may reduce or sell a Fund's investments in portfolio companies if, in the opinion of the subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

     The Fund's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the portfolio also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.

     Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

     Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds ("junk bonds") and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including growth inventory risk)

      --  Foreign Securities Risk
          (including emerging markets risk)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.28% (for the quarter ended 12/31/2006) and the lowest return was -3.34% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        23.8%
         2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 International Opportunities Trust
   Series I                                               23.83%      29.35%    4/29/2005
   Series II                                              23.90%      29.29%    4/29/2005
   Series NAV                                             23.96%      29.48%    4/29/2005
 MSCI EAFE Index(A)                                       26.87%      24.75%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

INTERNATIONAL SMALL CAP TRUST

SUBADVISER:  Templeton Investment Counsel, LLC

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets which have total stock market capitalizations or annual revenues of $4 billion or less.

     In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

     An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

     The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country. At least 65% of the Fund's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States).

     When choosing equity investments for this Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Foreign Securities Risk
          (including emerging market and currency risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 58.65% (for the quarter ended 12/31/1999) and the lowest return was -22.36% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

         0.8%      11.9%      84.9%      -29.2%     -31.1%     -16.7%     54.7%      21.2%      10.4%      27.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 International Small Cap Trust
   Series I                                               27.34%   17.04%    8.37%   03/04/1996
   Series II(D)                                           27.29%   16.89%    8.31%   01/28/2002
   Series NAV(C)                                          27.46%   17.06%    8.38%   02/28/2005
 Combined Index(B)                                        23.11%   21.14%   10.84%
 Citigroup Global Ex U.S.A. $2 Billion Index(B)           22.98%   24.71%    9.95%

(A)The current subadviser assignment became effective May 1, 2003. Performance reflects results prior to this change.

(B)The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Ex U.S.A. $2 billion Index from June 1, 2003 and thereafter.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL SMALL COMPANY TRUST

SUBADVISER:  Dimensional Fund Advisors

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2006, the maximum market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

     The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also invest in emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

     The subadviser determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

     The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

     The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country's market. The subadviser's Investment Committee may authorize other countries for investment in the future, and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment, including but not limited to, investments in securities associated with countries designated by the Investment Committee as emerging markets.

     The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

     The Fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

MARKET CAPITALIZATION WEIGHTED APPROACH

     The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

     Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

     A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk
          (including emerging market risk and
          currency risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Past performance is not provided since the Fund commenced operations in May 2006.

INTERNATIONAL CORE TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC

INVESTMENT OBJECTIVE:  To seek high total return.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

     The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 28, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $1.96 million to $244.35 billion.

     The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      --   Stocks -- valuation, firm quality, and improving fundamentals;

      -- Countries -- stock market valuation, positive GDP trends and positive market sentiment; and

      -- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

     The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the Fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.

     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     The Fund's benchmark is the MSCI EAFE Index, a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.58% (for the quarter ended 12/31/1999) and the lowest return was -22.22% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.4%      14.9%      29.7%      -16.6%     -21.5%     -21.7%     30.3%      15.6%      15.9%      24.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 International Core Trust
   Series I                                                24.69%    11.26%     5.37%     12/31/1996
   Series II(C)                                            24.54%    11.14%     5.31%     01/28/2002
   Series NAV(B)                                           24.73%    11.30%     5.39%     02/28/2005
 MSCI EAFE Index                                           26.87%    15.43%     8.07%

(A)Effective August 1, 2005, GMO became the subadviser to the Fund. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INTERNATIONAL VALUE TRUST

SUBADVISER:  Templeton Investment Counsel, LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

     Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

     The subadviser's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed-Income Securities Risk

      --  Foreign Securities Risk
          (including emerging market and currency risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.18% (for the quarter ended 6/30/2003) and the lowest return was -23.56% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -6.5%      -10.0%     17.8%      44.9%      21.5%      10.5%      29.6%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 International Value Trust
   Series I                                               29.59%   15.69%    8.06%     05/01/1999
   Series II(C)                                           29.27%   15.50%    7.94%     01/28/2002
   Series NAV(B)                                          29.61%   15.66%    8.05%     02/28/2005
 MSCI EAFE Index(A)                                       26.87%   15.43%    6.96%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

OVERSEAS EQUITY TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

     The subadviser has an extensive commitment to fundamental research, with a large team of experienced international equity analysts focused on gathering in-depth information firsthand on companies throughout the world. The subadviser's research strength is leveraged through a bottom-up approach to portfolio construction. Returns for non-U.S. equity portfolios are pursued primarily through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, country and sector weightings are primarily the result of finding value in individual securities where ever they may be located.

     The majority of the subadviser's non-U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. The subadviser believes this allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

     Based on the research carried out by the equity analysts, portfolio managers look across countries and sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

     The Fund will invest no more than 15% of its assets in emerging markets stocks and will invest in at least three different countries other than the U.S. The Fund may also invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

     The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Foreign Securities Risk
          (including emerging market risk)

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.44% (for the quarter ended 12/31/1999) and the lowest return was -22.07% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.9%      15.9%      34.0%      -16.4%     -20.9%     -18.2%     32.4%      11.0%      18.3%      19.9%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Date First
                                                           Year    Years   Years    Available
 Overseas Equity Trust
   Series NAV(A)                                          19.86%   11.25%   5.96%   04/30/1996
   Series I(B)                                            19.80%   11.34%   6.01%   04/29/2005
   Series II(B)                                           19.64%   11.21%   5.94%   04/29/2005
 MSCI EAFE Index                                          26.87%   15.43%   8.07%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, JHT's predecessor. These shares were first issued on April 30, 1996.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadviser assignment became effective May 1, 2004. Performance reflects results prior to this change.

PACIFIC RIM TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To achieve long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

     The countries of the Pacific Rim region are:

 --  Australia

 --  Pakistan

 --  New Zealand

 --  Taiwan

 --  India

 --  China

 --  Philippines

 --  Thailand

 --  Hong Kong

 --  Indonesia

 --  South Korea

 --  Singapore

 --  Malaysia

 --  Japan

     Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

     The subadviser's decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions

     The Fund may also purchase and sell the following equity-related financial instruments:

      --   exchange-listed call and put options on equity indices,

      --   over-the-counter ("OTC") and exchange-listed equity index futures,

      -- OTC and exchange-listed call and put options on currencies in the Fund, and

      --   OTC foreign currency futures contracts on currencies in the Fund.

     A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk
          (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.41% (for the quarter ended 12/31/1998) and the lowest return was -26.12% (for the quarter ended 12/31/1997).


--------------------------------------------------------------------------------

        -34.1%     -4.6%      62.9%      -24.4%     -18.6%     -12.5%     40.4%      17.2%      25.8%      11.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Date First
                                                           Year    Years   Years    Available
 Pacific Rim Trust
   Series I                                               11.05%   14.97%   2.39%   10/04/1994
   Series II(B)                                           10.92%   14.84%   2.33%   01/28/2002
   Series NAV(A)                                          11.21%   15.43%   2.59%   04/29/2005
 MSCI AC Pacific Index                                    13.70%   14.61%   2.14%

(A)NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. Fund for periods prior to December 31, 1996.

                               FIXED INCOME FUNDS

ACTIVE BOND TRUST

SUBADVISERS: Declaration Management and Research LLC ("Declaration") and MFC Global Management (U.S.), LLC ("MFC Global (U.S.)")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

     The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

      --   U.S. Treasury and agency securities;

      -- Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

      --   Corporate bonds, both U.S. and foreign; and

      --   Foreign government and agency securities.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        65%* Declaration

        35%* MFC Global (U.S.)

     *Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

DECLARATION

     Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     This portion of the Fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of "A" or "AA."

MFC GLOBAL (U.S.)

     MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

     This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of "A" or "AA."

     The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agency.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Fixed Income Securities Risk
          (including low rated fixed-income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities
          Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.84% (for the quarter ended 6/30/97) and the lowest return was -2.47% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        10.1%       8.2%      -0.9%      10.5%       7.5%       7.3%       6.5%       4.8%       2.5%       4.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Active Bond Trust
   Series I(B)                                            4.42%   5.08%   6.03%   04/29/2005
   Series II(B)                                           4.21%   5.02%   6.00%   04/29/2005
   Series NAV(A)                                          4.54%   5.11%   6.04%   03/29/1986
 Lehman Brothers Aggregate Bond Index                     4.33%   5.06%   6.24%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadvisers have managed the Fund since April 29, 2005. The current subadvisers have managed a portion of the Fund since its inception.

CORE BOND TRUST

SUBADVISER:  Wells Capital Management, Incorporated

INVESTMENT OBJECTIVE:  To seek total return consisting of income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

     The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

     The Fund may invest:

      -- Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

      -- Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

      --   Up to 10% of total assets in stripped mortgage-backed securities.

     As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under "Additional Investment Policies" in the SAI.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 3.72% (for the quarter ended 9/30/2006) and the lowest return was -0.71% (for the quarter ended 3/31/2006).


--------------------------------------------------------------------------------

         3.7%
         2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Core Bond Trust
   Series I                                                3.72%     2.89%     04/29/2005
   Series II                                               3.61%     2.68%     04/29/2005
   Series NAV                                              3.84%     2.86%     04/29/2005
 Lehman Brothers Aggregate Bond Index(A)                   4.33%     3.51%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

GLOBAL BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average Fund duration will normally vary within a three to seven year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/30/2002) and the lowest return was -4.81% (for the quarter ended 3/31/1999).


--------------------------------------------------------------------------------

         3.0%       7.6%      -6.7%       1.7%       0.5%      20.1%      15.4%      10.4%      -6.7%       5.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Global Bond Trust
   Series I                                               5.27%   8.50%   4.74%   03/18/1988
   Series II                                              5.07%   8.34%   4.66%   01/28/2002
   Series NAV(B)                                          5.35%   8.54%   4.76%   02/28/2005
 JP Morgan Global-Unhedged Index                          5.94%   8.31%   5.32%

(A)Effective May 1, 1999, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH INCOME TRUST

SUBADVISER:  MFC Global Investment Management (U.S.), LLC

INVESTMENT OBJECTIVE:  To seek high current income; capital appreciation is a secondary goal.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents ("junk bonds"). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

     No more than 10% of the Fund's total assets may be invested in securities that are rated in default by S&P's or by Moody's. There is no limit on the Fund's average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

     In managing the Fund's portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

     In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

     The Fund may invest in asset-backed securities rated as low as BB. Under normal circumstances, no more than 15% of the asset-backed securities purchased by the Fund will be rated less than A.

     The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

     The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk
          (including low rated fixed-income risk)

      --  Foreign Securities Risk
          (including emerging market risk)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed
          Securities Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2006.

INCOME TRUST

SUBADVISER:  Franklin Advisers, Inc.

INVESTMENT OBJECTIVE:  To seek to maximize income while maintaining prospects for capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

     The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

     The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

      --   the experience and managerial strength of the company;

      --   responsiveness to changes in interest rates and business conditions;

      --   debt maturity schedules and borrowing requirements;

      -- the company's changing financial condition and market recognition of the change; and

      -- a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

     The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor's ("S&P") or Moody's Investors Service ("Moody's") are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody's, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

     The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts
(ADRs).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk

      -- Fixed Income Securities Risk (including interest rate risk and lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Past performance is not provided since the Fund commenced operations in May 2007.

HIGH YIELD TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

                                          CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
                                              RATING AGENCY
                                  ----------------------------------------------------------------------------
                                                 Moody's                             Ba through C
                                            Standard & Poor's                        BB through D

     Non-investment grade securities and are commonly referred to as "junk bonds." The Fund may also invest in investment grade securities.

     The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

     The Fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

     The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/30/2003) and the lowest return was -6.52%% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

         2.8%       8.0%      -9.0%      -5.5%      -6.7%      24.2%      11.1%       3.7%      10.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 High Yield Trust
   Series I                                               10.37%   8.05%     4.72%     01/01/1997
   Series II(D)                                           10.24%   7.89%     4.64%     01/28/2002
   Series NAV(C)                                          10.46%   8.11%     4.74%     02/28/2005
 Citigroup High Yield Index(B)                            11.85%  10.23%     6.80%

(A)Current subadvisor assignment became effective May 1, 2003. Performance reflects results prior to this change.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INVESTMENT QUALITY BOND TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To provide a high level of current income consistent with the maintenance of principal and liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

     The subadviser's investment decisions derive from a three-pronged analysis, including:

      --  sector analysis,

      --  credit research, and

      --  call protection.

     Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

      --   relative valuation of available alternatives,

      --   impact on portfolio yield, quality and liquidity, and

      --   impact on portfolio maturity and sector weights.

     The subadviser attempts to maintain a high, steady and possibly growing income stream.

     At least 80% of the Fund's net assets are invested in investment grade bonds and debentures, including:

      -- marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or Standard & Poor's at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;

      -- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and

      -- cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

     The balance (no more than 20%) of the Fund's net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

      --   U.S. and foreign debt securities,

      --   preferred stocks,

      --   convertible securities (including those issued in the Euromarket),

      --   securities carrying warrants to purchase equity securities, and

      -- non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

     In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P's (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under "Strategic Bond Fund". No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

     The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk
          (including low rated fixed income securities risk)

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities
          Risk

      --  Short Sale Risk

Past Performance(A, B, C, D)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.40% (for the quarter ended 9/30/2002) and the lowest return was -3.01% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

         9.8%       8.7%      -1.8%       9.4%       7.3%       9.9%       7.3%       4.8%       2.3%       3.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Ten     Date First
                                                           Year      Years     Years    Available
 Investment Quality Bond Trust
   Series I                                                 3.57%     5.54%     6.07%   06/18/1985
   Series II(D)                                             3.36%     5.39%     5.99%   01/28/2002
   Series NAV(C)                                            3.65%     5.59%     6.09%   02/28/2005
 Lehman Brothers Aggregate Bond Index                       4.33%     5.06%     6.24%
 Combined Index(B)                                          3.86%     5.27%     6.29%

(A)Effective April 23, 1991, the Fund changed its subadviser and investment objective. Performance reflects results prior to these changes.

(B)The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST

MONEY MARKET TRUST B

(NAV SHARES ONLY)

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To obtain maximum current income consistent with preservation of principal and liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Funds invests in high quality, U.S. dollar denominated money market instruments.

     The subadviser may invest the Funds' assets in high quality, U.S. dollar denominated money market instruments of the following types:

      -- obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Funds must be payable in U.S. dollars);

      -- certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

      -- commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Funds' Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      -- corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

      -- short-term obligations issued by state and local governmental issuers;

      -- securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      -- repurchase agreements with respect to any of the foregoing obligations.

     Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Funds and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Funds' investments will mature in 397 days or less and the Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of their investments, the Funds seek to lessen the changes in the value of their assets caused by fluctuations in short-term interest rates. In addition, the Funds invest only in securities which the Funds' Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds also intend to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Funds will be able to do so.

     The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

     An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in these Funds. For example, a Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

MONEY MARKET TRUST

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 1.52% (for the quarter ended 12/31/2000) and the lowest return was 0.11% (for the quarter ended 3/31/2004).

--------------------------------------------------------------------------------

         5.2%       5.1%       4.6%       5.9%       3.6%       1.2%       0.6%       0.8%       2.7%       4.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Money Market Trust
   Series I                                               4.44%   1.92%   3.38%   06/18/1985
   Series II(A)                                           4.23%   1.72%   3.28%   01/28/2002
 Citigroup 3mth Treasury Bill Index                       4.76%   2.35%   3.67%

(A)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST B

Past Performance (A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 1.60% (for the quarter ended 9/30/00) and the lowest return was 0.20% (for the quarter ended 3/31/04).

--------------------------------------------------------------------------------

         5.5%       5.4%       5.0%       6.3%       3.9%       1.5%       1.0%       1.1%       2.9%       4.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Ten     Date First
                                                           Year      Years     Years    Available
 Money Market Trust B
   Series NAV(A)                                            4.71%     2.22%     3.72%   03/29/1986
 Citigroup 3mth Treasury Bill Index                         4.76%     2.35%     3.67%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Money Market Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

REAL RETURN BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum real return, consistent with preservation of real capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

     Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

     - securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

     - corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

     -  mortgage-backed and other asset-backed securities;

     -  inflation-indexed bonds issued by both governments and corporations;

     - structured notes, including hybrid or "indexed" securities and event-linked bonds;

     -  loan participations and assignments;

     -  delayed funding loans and revolving credit facilities;

     - bank certificates of deposit, fixed time deposits and bankers' acceptances;

     - debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

     -  repurchase agreements and reverse repurchase agreements;

     - obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

     -  obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The average Fund duration will normally vary within three years (plus or minus) of the duration of the Lehman Global Real U.S. TIPS Index.

     The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

          (including low rated fixed income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.80% (for the quarter ended 3/31/2004) and the lowest return was -3.02% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

         9.1%       1.4%       0.2%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 Real Return Bond Trust
   Series I                                                0.23%    4.21%      05/05/2003
   Series II                                              -0.04%    3.97%      05/05/2003
   Series NAV(B)                                           0.20%    4.21%      02/28/2005
 Lehman Brothers Global Real US TIPS Index(A)              0.41%    4.72%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

SHORT-TERM BOND TRUST

SUBADVISER:  Declaration Management & Research, LLC

INVESTMENT OBJECTIVE:  To seek income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

     The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:

      --   U.S. Treasury and Agency securities;

      -- Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;

      --   Corporate bonds, both U.S. and foreign (if dollar-denominated); and

      --   Foreign governmental and agency securities (if dollar denominated).

     The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

     The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Liquidity Risk

      --  Issuer Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.28% (for the quarter ended 9/30/2001) and the lowest return was -0.96% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

         6.4%       5.8%       3.0%       8.0%       8.1%       5.7%       2.8%       1.4%       2.1%       4.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Short-Term Bond Trust
   Series NAV(A)                                          4.55%   3.28%   4.75%   05/01/1994
 Lehman Brothers 1-3 Year (Unhedged) Aggregate Index(C)   4.35%   3.26%   5.00%
 Combined Index(B)                                        4.35%   3.20%   5.04%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Short-Term Fund, JHT's predecessor. These shares were first issued on May 1, 1994.

(B)The Combined Index represents the Merrill Lynch 1-5 Year Government Bond Index from May 1994 to April 1998; 65% Lehman Brothers 1-3 Year Credit Bond Index and 35% Lehman Brothers 1-3 Year Government Bond Index from May 1998 to April 2002; and the Lehman Brothers Aggregate Bond index from May 2002 and thereafter.

(C)Lehman Brothers 1-3 Year Aggregate Index inception date is July 31, 1997.

SPECTRUM INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek a high level of current income with moderate share price fluctuation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

     The Fund invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgaged-related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

     Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund's fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund's investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody's or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or "TIPs"), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund's investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund's foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

     Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.

     The Fund's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

     Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund's fixed income investments reflect the manager's outlook for interest rates.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value investing risk)

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

     The Fund is not the same fund as the T. Rowe Price Spectrum Income Fund which is not offered in this Prospectus and which invests in other T. Rowe Price mutual funds and not individual securities. The funds will have different performance because they hold different investments, charge different fees and expenses and the timing of their investments will vary with the size of cash flows into and out of the funds.

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.52% (for the quarter ended 9/30/2006) and the lowest return was -0.09% (for the quarter ended 6/30/2006).


--------------------------------------------------------------------------------

        7.90%
         2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 Spectrum Income Trust
   Series NAV                                               7.90%     8.13%     10/24/2005
 Lehman Brothers Aggregate Bond Index(A)                    4.33%     4.40%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

STRATEGIC BOND TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To seek a high level of total return consistent with preservation of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

     The Fund's assets may be allocated among the following five sectors of the fixed income market:

      --   U.S. government obligations,

      --   investment grade domestic corporate fixed income securities,

      -- below investment grade or non-investment grade high yield corporate fixed income securities,

      --   mortgage-backed and asset-backed securities and

      -- investment grade and below investment grade or non-investment grade high yield international fixed income securities.

     The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as "junk bonds."

     The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

     In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund's assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund's ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

     The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled "Other Instruments" in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund's net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

     The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

     Although the subadviser does not anticipate investing in excess of 75% of the Fund's net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated "C" by Moody's or "CCC" or lower by S&P).

     In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

          CORPORATE DEBT SECURITIES                         SOVEREIGN DEBT INSTRUMENTS
------------------------------------------------------------------------------------------------
 --  issuer's financial condition                 --  economic and political conditions within
 --  issuer's sensitivity to economic                 the issuer's country
     conditions and trends                        --  issuer's external and overall debt levels,
 --  issuer's operating history                       and its ability to pay principal and
 --  experience and track record of the               interest when due
     issuer's management                          --  issuer's access to capital markets and
                                                      other sources of funding
                                                  --  issuer's debt service payment history

     The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The

Fund's ability to achieve its investment objective may be more dependent on the subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

     The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk (including emerging markets)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.94% (for the quarter ended 6/30/2003) and the lowest return was -3.29% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        11.0%       1.3%       2.2%       7.4%       6.2%       9.0%      13.1%       6.7%       2.7%       7.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Strategic Bond Trust
   Series I                                               6.97%   7.63%   6.59%   02/19/1993
   Series II(B)                                           6.86%   7.44%   6.50%   01/28/2002
   Series NAV(A)                                          7.05%   7.66%   6.61%   02/28/2005
 Lehman Brothers Aggregate Bond Index                     4.33%   5.06%   6.24%

(A)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

STRATEGIC INCOME TRUST

SUBADVISER:  MFC Global Investment Management (U.S.), LLC

INVESTMENT OBJECTIVE:  To seek a high level of current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its assets in foreign government and corporate debt securities from developed and emerging markets U.S. Government and agency securities and domestic high yield bonds.

     The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

     Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody's (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund's average maturity.

     The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the Fund's total assets will be invested in asset-backed securities rated less than A by both rating agencies.

     In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund's assets in any one sector.

     Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

     The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

     The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

          (including emerging markets risk)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 2.20% (for the quarter ended 9/30/2006) and the lowest return was -0.60% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         2.1%       4.1%
         2005       2006

--------------------------------------------------------------------------------


                                                          One      Since     Date First
                                                          Year   Inception   Available
 Strategic Income Trust
   Series I                                               4.13%     5.68%    05/03/2004
   Series II                                              3.95%     5.50%    05/03/2004
   Series NAV                                             4.15%     5.71%    04/29/2005
 Lehman Brothers Aggregate Bond Index(A)                  4.33%     4.18%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of month end.

TOTAL RETURN TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average Fund duration will normally vary within a three to six year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security, including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 9/30/2001) and the lowest return was -2.19% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

        10.9%       8.3%       9.5%       5.0%       5.0%       2.4%       3.7%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Return Trust
   Series I                                               3.67%   5.09%     5.64%     05/01/1999
   Series II(C)                                           3.42%   4.91%     5.52%     01/28/2002
   Series NAV(B)                                          3.66%   5.10%     5.65%     02/28/2005
 Lehman Brothers Aggregate Bond Index(A)                  4.33%   5.06%     5.79%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

     The Fund invests in:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;

      --   futures contracts or financial instruments and indices; and

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     For purposes of diversification requirements established pursuant to the Internal Revenue Code, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the Fund may not invest more than 55% of the value of its total assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

         --  Active Management Risk                       --  Issuer Risk
         --  Credit and Counterparty Risk                 --  Liquidity Risk
         --  Derivatives Risk                             --  Mortgage-Backed and Asset-Backed
         --  Fixed Income Securities Risk                     Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/30/2001) and the lowest return was -1.40% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

         8.5%       7.5%      -0.2%      10.9%       7.0%       8.0%       1.7%       2.9%       1.6%       4.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 U.S. Government Securities Trust
   Series I                                               4.39%   3.69%   5.16%   03/18/1988
   Series II(C)                                           4.19%   3.54%   5.09%   01/28/2002
   Series NAV(B)                                          4.39%   3.69%   5.17%   02/28/2005
 Citigroup 1-10 Year Treasury Index                       3.55%   3.65%   5.30%

(A)Effective December 13, 1991, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

U.S. HIGH YIELD BOND TRUST

SUBADVISER:  Wells Capital Management, Incorporated

INVESTMENT OBJECTIVE:  To seek total return with a high level of current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

     The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called "junk bonds" or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser's research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

     The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

     Under normal circumstances, the subadviser invests:

      --   Up to 15% of total assets in any one industry; and

      --   Up to 5% of total assets in any one issuer.

     The subadviser will generally invest in below investment grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund's securities is expected to be at least B- as rated by S&P.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 3.68% (for the quarter ended 12/31/2006) and the lowest return was -0.01% (for the quarter ended 6/30/2006).

--------------------------------------------------------------------------------

         9.6%
         2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 U.S. High Yield Bond Trust
   Series I                                                 9.58%      8.17%     4/29/2005
   Series II                                                9.46%      8.05%     4/29/2005
   Series NAV                                               9.62%      8.24%     4/29/2005
 Merrill Lynch High Yield Master II Constrained Index(A)   10.71%      9.66%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

                                  HYBRID FUNDS

GLOBAL ALLOCATION TRUST

SUBADVISER:  UBS Global Asset Management (Americas) Inc.

INVESTMENT OBJECTIVE:  To seek total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

     The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

     Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

     For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

     While the subadviser's investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

     To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

     In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as "junk bonds").

     The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

     The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

     The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

     Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

     The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

     The subadviser allocates the Fund's assets among several asset categories. The risks associated with asset allocation include the risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be over weighted in equity securities when the stock market is falling and the fixed income market is rising.

Past Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.38% (for the quarter ended 6/30/2003) and the lowest return was -17.65% (for the quarter ended 9/30/2002).

--------------------------------------------------------------------------------

        -13.4%     -23.2%     26.4%      12.7%       6.2%      13.5%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Global Allocation Trust
   Series I                                               13.50%   5.70%     1.53%     05/01/2000
   Series II(D)                                           13.28%   5.54%     1.41%     01/28/2002
   Series NAV(C)                                          13.58%   5.73%     1.55%     02/28/2005
 Global Securities Markets
   Index(A, B)                                            14.84%   6.68%     1.65%
 S&P 500 Index(A)                                         15.79%   6.19%     1.14%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)The Global Securities Markets Index is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Constrained Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global Index.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)The current subadviser assignment became effective May 1, 2003. Performance reflects results prior to this change.

INCOME & VALUE TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the Fund's total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the Fund's investment objective.

     The subadviser has a large and experienced research team that includes equity and fixed-income analysts -- focused on gathering in-depth, firsthand information on companies and securities in the U.S. markets -- as well as economists who conduct global macroeconomic research. The subadviser emphasizes research and actively manages portfolios across asset classes, using a bottom-up approach to selecting individual securities. A team of senior portfolio managers determines tactical allocation shifts between these actively managed portfolios. These shifts are based on the expected returns of these active portfolios rather than the expected returns for the indices they are managed against.

     Allocation between the equity and fixed-income portfolios are made by a team of senior portfolio managers representing various asset classes. Each month, team members vote on how the model portfolio should be allocated. The votes are averaged and the results are used to allocate the components of the portfolio.

     At least 80% of the fixed income portion of the Fund will consist of the following:

      -- securities rated "Baa" or better at the time of purchase by Moody's or "BBB" by Standard & Poor's or deemed by the subadviser to be of equivalent investment quality including mortgage-related and asset-backed securities (see "Other Risks of Investing" below for a description of these securities);

      -- non-U.S. dollar fixed income securities (up to 15% of the portfolio's assets including up to 5% in emerging market fixed income securities);

      -- securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and/or

      -- cash or cash equivalents including commercial bank obligations and commercial paper.

     Fixed-income securities may include American Depositary Receipts (ADRs), Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

     Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.68% (for the quarter ended 6/30/2003) and the lowest return was -13.70% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        15.9%      15.3%       8.5%       4.9%       1.0%      -15.9%     26.5%       7.6%       5.2%       8.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One        Five         Ten       Date First
                                                           Year        Years       Years      Available
 Income & Value Trust
   Series I                                                8.66%      5.53%       7.23%       08/03/1989
   Series II(D)                                            8.42%      5.33%       7.13%       01/28/2002
   Series NAV(C)                                           8.78%      5.55%       7.24%       04/29/2005
 Combined Index(B)                                        11.10%      6.00%       6.40%

(A)Effective May 1, 1999, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The Combined Index represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MANAGED TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and Declaration Management and Research LLC ("Declaration")

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        60%* GMO

        40%* Declaration

     *Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

GMO

     In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

     GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($1.42 billion to $410.66 billion as of

February 28, 2007. Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

     GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

     GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

DECLARATION

     Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

     Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly know as "junk bonds") and normally invests in foreign securities only if U.S. dollar denominated.

     Except as otherwise stated under "Temporary Defensive Investing" the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value investing risk)

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

       Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 14.77% (for the quarter ended 12/31/1998) and the lowest return was -10.91% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        18.7%      20.4%       9.1%       0.0%      -2.8%      -13.2%     19.0%       8.2%       2.7%       7.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five      Ten     Date First
                                                           Year      Years    Years    Available
 Managed Trust
   Series NAV(A)                                            7.48%     4.28%    6.46%   03/29/1986
 Managed Combined Index(B)                                 11.12%     5.99%    7.88%
 S&P 500 Index                                             15.79%     6.19%    8.42%
 Lehman Brothers Aggregate Bond Index                       4.33%     5.06%    6.24%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Managed Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Managed Fund, JHT's predecessor. These shares were first issued March 29, 1986.
(B)The Combined Index represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, then 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.
(C)The current subadviser assignment became effective August 1, 2005. Performance reflects results prior to this change.

                                SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

SUBADVISER:  Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

     A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

     The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products/services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk
          (including financial services industry risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 6/30/2003) and the lowest return was -15.36% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -17.9%     33.6%      10.4%       9.8%      23.1%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Financial Services Trust
   Series I                                               23.12%   10.35%     7.70%     04/30/2001
   Series II(B)                                           22.77%   10.15%     7.52%     01/28/2002
   Series NAV(A)                                          23.16%   10.36%     7.70%     04/29/2005
 Lipper Financial Services Fund Index(C)                  15.90%   10.20%     8.76%

(A)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

GLOBAL REAL ESTATE TRUST

SUBADVISER:  Deutsche Investment Management Americas Inc. ("DIMA")

      -- RREEF America ("DIMA RREEF") L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Trust

INVESTMENT OBJECTIVE:  To seek a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

     The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs).

     A company is considered to be a real estate operating company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

     The subadviser looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

     The Fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     The subadviser's U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the subadviser under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

     A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     Based on its recent practices, the subadviser expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2006.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

     While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

     The subadviser's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

     The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

     In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

     The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Industry or Sector Investing Risk (including health sciences risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/30/2003) and the lowest return was -15.79% (for the quarter ended 6/30/2002).


--------------------------------------------------------------------------------

        -27.2%     36.2%      15.3%      12.5%       8.5%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Since     Date First
                                                           Year      Years    Inception   Available
 Health Sciences Trust
   Series I                                                 8.51%     6.89%      7.55%    04/30/2001
   Series II(C)                                             8.30%     6.71%      7.39%    01/28/2002
   Series NAV(B)                                            8.50%     6.90%      7.56%    04/29/2005
 Lipper Health/Biotechnology Fund Index(A)                  4.80%     4.69%      4.71%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2001, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

MUTUAL SHARES TRUST

SUBADVISERS:  Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE:  To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests mainly in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

     Following this value-oriented strategy, the Fund invests primarily in:

      -- Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

     And, to a lesser extent, the Fund also invests in:

      -- Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.

      -- Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

     In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. The Fund currently invests predominantly in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, and a portion of its assets may be invested in small-cap companies.

     While the Fund generally purchases securities for investment purposes, the subadviser may seek occasionally to influence or control management, or invest in other companies to do so, when it believes the Fund may benefit.

     The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

     The Fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation rather than to seek income.

     When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

     The subadviser employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the subadviser focuses on the market price of a company's securities relative to the subadviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Arbitrage Securities and Distressed Companies Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Short Sale Risk

      --  Small and Medium Size Company Risk

Past Performance

     Past performance is not provided since the Fund commenced operations in May 2007.

NATURAL RESOURCES TRUST

SUBADVISER:  Wellington Management Company LLP

INVESTMENT OBJECTIVE:  To seek long-term total return.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

     The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

     Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

     Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

     Forest Products. The forest products sector includes timber, pulp and paper product companies.

     Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

     The Fund's "normal" allocation across the natural resources sectors is approximately:

      --   60% -- Energy and energy related

      --   30% -- Metals and mining

      -- 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

     The "normal" sector allocation reflects the subadviser's view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

     The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

     Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser's analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund's assets when the subadviser deems it advisable to do so.

     The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 25.72% (for the quarter ended 9/30/2005) and the lowest return was -7.48% (for the quarter ended 9/30/2006).


--------------------------------------------------------------------------------

        24.3%      46.8%      22.3%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 Natural Resources Trust
   Series I                                                22.30%    37.60%     05/01/2003
   Series II                                               22.03%    37.30%     05/01/2003
   Series NAV(B)                                           22.31%    37.63%     02/28/2005
 Lipper Natural Resources Fund Index(A)                    33.77%    15.04%
 Combined Index(A, C)                                      24.08%    32.13%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

REAL ESTATE EQUITY TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term growth through a combination of capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

     The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

     The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

     REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

     The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund's net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

     Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or "junk bond") including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2006.

REAL ESTATE SECURITIES TRUST

SUBADVISER:  Deutsche Investment Management Americas, Inc. ("DIMA")

      -- RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust ("DIMA RREEF")

INVESTMENT OBJECTIVE:  To seek to achieve a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

     A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

     DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

     A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DIMA RREEF expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

     When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund's cash assets remain liquid while performing more like stocks).

     The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.06% (for the quarter ended 12/31/2004) and the lowest return was -11.04% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        18.4%      -16.4%     -8.0%      25.7%       3.1%       2.6%      39.1%      32.0%      11.8%      38.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Real Estate Securities Trust
   Series I                                               38.10%   23.83%   13.14%   04/30/1987
   Series II(C)                                           37.82%   23.63%   13.05%   01/28/2002
   Series NAV(B)                                          38.17%   23.86%   13.15%   02/28/2005
 Morgan Stanley
   REIT Index                                             35.92%   23.22%   14.35%

(A)On November 25, 2002, the Fund changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. for periods prior to December 31, 1996.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SCIENCE & TECHNOLOGY TRUST

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management LLC ("RCM")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital. Current income is incidental to the Fund's objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        50%* T. Rowe Price

        50%* RCM

     * Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

     In managing its portion of the Fund, RCM may enter into short sales, including short sales against the box.

     Some industries likely to be represented in the Fund include:

         --  Computers including hardware, software       --  life sciences and health care, including
             and electronic components                        pharmaceuticals, medical devices, and
         --  telecommunications                               biotechnology
         --  media and information services               --  chemicals and synthetic materials
         --  environmental services                       --  defense and aerospace
         --  e-commerce

     While most of the Fund's assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

     Stock selection for the Fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      -- Industry or Sector Investing Risk (including telecommunications, health sciences and technology related risks)

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 47.10% (for the quarter ended 12/31/1998) and the lowest return was -40.43% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        43.3%      99.5%      -34.1%     -41.2%     -40.8%     50.4%       0.9%       2.1%       5.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 Science & Technology Trust
   Series I                                               5.52%   -0.65%     1.73%     01/01/1997
   Series II(C)                                           5.38%   -0.76%     1.67%     01/28/2002
   Series NAV(B)                                          5.60%   -0.62%     1.75%     04/29/2005
 Lipper Science & Technology Fund Index(A)                6.74%    0.76%     4.83%
 Goldman Sachs Technology Index(A)                        8.98%    0.98%     6.29%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.
(B)NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(D)Since June 1, 2000, a portion of the Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

UTILITIES TRUST

SUBADVISER:  Massachusetts Financial Services Company

INVESTMENT OBJECTIVE:  To seek capital growth and current income (income above that available from the Fund invested entirely in equity securities).

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

     The Fund invests in the following fixed income securities:

      -- corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to but not including 20% of its net assets in lower rated bonds, commonly known as junk bonds.

      --   mortgage-backed securities and asset-backed securities.

      -- U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities or a government sponsored enterprise. Certain U.S. Government securities in which the Fund may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association
           (GNMA), are backed by the full faith and credit of the United States Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the Fund may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be charted or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the United States Government.

     The Fund may not exceed 35% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

      --   Equity securities of foreign companies in the utilities industry,

      -- Fixed income securities of foreign companies in the utilities industry,

      --   Fixed income securities issued by foreign governments.

     The Fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     The Fund may also invest to a limited extent in: (a) municipal bonds, (b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities, (f) indexed/structured securities and (g) repurchase agreements, (h) short-term instruments and (i) when-issued securities. These investment techniques and practices are described further in the Prospectus under "Additional Investment Policies and Transactions" and in the SAI.

     The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Fund invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media.

     The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

     The Fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

      --   a fixed income stream, and

      -- the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging markets risk)

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk (including utilities risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Non-Diversified Fund Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.87% (for the quarter ended 6/30/2003) and the lowest return was -15.58% (for the quarter ended 6/30/2002).

--------------------------------------------------------------------------------

        -23.5%     34.5%      29.4%      16.8%      31.0%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Utilities Trust
   Series I                                               31.00%   15.32%     7.70%     04/30/2001
   Series II(C)                                           30.77%   15.11%     7.53%     01/28/2002
   Series NAV(B)                                          31.07%   15.31%     7.70%     04/29/2005
 S&P Utilities Sector Index(A)                            20.97%    9.20%     1.66%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

ABSOLUTE RETURN TRUST

SUBADVISERS: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

      -- MFC Global Investment Management (U.S.), LLC provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Absolute Return Trust.

INVESTMENT OBJECTIVE:  To seek maximum real return, consistent with preservation of real capital and prudent investment management.

INVESTMENT STRATEGIES: To pursue this goal, the Fund invests in a number of the other Funds of the John Hancock funds complex.

     The Fund may also invest in the securities of other investment companies and in other types of investments as described below.

     In employing its investment strategies for the Fund, the subadviser attempts to achieve an average annual total rate of return for the Fund that meets or exceeds the Consumer Price Index (All Urban Consumers) plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Fund will meet this total return goal or achieve positive returns every year.

     The Fund may purchase shares of other funds of the John Hancock funds complex except the Lifestyle Trusts, Index Allocation Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Growth-Income Trust, American Global Growth Trust, American High-Income Bond Trust, American New World Trust, American Global Small Cap Trust and American Asset Allocation Trust. The underlying funds in which the Fund may invest in as a group hold a wide range of equity type securities in their portfolios.

These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

     The Fund is non-diversified for purposes of the 1940 Act.

Other Permitted Investments

     The Fund may:

      --   Purchase U.S. government securities and short-term paper.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.

      --   Purchase domestic and foreign equity and fixed-income securities.

      -- Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

      -- Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

      -- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

      -- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

      -- Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

      -- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

     The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

     Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

Expenses

     The Absolute Return Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of any investment company or similar entity in which it invests.

Management of the Absolute Return Trust

     Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Fund's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of the Fund will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Fund invests.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging markets risk)

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance

     Performance is not provided since the Fund has not commenced operations.

                                 FUND OF FUNDS

INDEX ALLOCATION TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  Seeks long term growth of capital. Current income is also a consideration.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests in a number of the other index Funds of JHT ("Underlying Funds"). The Fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

     The Underlying Funds eligible for purchase by the Fund are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities. The Underlying Funds are described in Appendix B in this Prospectus.

     The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Index Allocation Trust invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

     Because substantially all of the securities in which the Index Allocation Trust may invest are Underlying Funds, the Index Allocation Trust is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Index Allocation Trust may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund's objective.

     The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the Fund's Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Fund. Such adjustments may be made to increase or decrease the Fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Fund's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of the Fund will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. The Index Allocation Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Fund in which it invests.

     The Fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions

     The Fund is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in the Index Allocation Trust

     The Fund is subject to the same risks as the Underlying Funds in which it invests. The principal risks of investing in the Index Allocation Trust are:

      -- To the extent the Fund invests in Underlying Funds that invest primarily in equity securities, the Fund will be subject to the risks of investing in equity securities.

      -- To the extent the Fund invests in Underlying Portfolios that invest primarily in fixed income securities, the Fund will be subject to the risks of investing in fixed income securities.

      -- To the extent that Index Allocation Trust invests in Underlying Portfolios that invest in foreign securities, the Fund will be subject to the risks of investing in foreign securities.

     The risks of investing in these securities are set forth below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      -- The Index Allocation Trust is a non-diversified Fund so that it may invest substantially all of its assets in other Funds of JHT. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Index Allocation Trust, this risk is greatly reduced since the Index Allocation Trust invests its assets in Underlying Funds which have diverse holdings.

Past Performance

     Performance is not provided since the Fund commenced operations in February 2006.

Descriptions of the Underlying Funds

     Each of the Underlying Funds -- the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A -- is described in this Prospectus. Each is an index fund which differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The Franklin Templeton Founding Allocation Trust differs from the Funds previously described (other than other funds of funds) in that the Franklin Templeton Founding Allocation Trust invests in other Funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

     The Franklin Templeton Founding Allocation Trust currently invests primarily in three Underlying Funds: the Global Trust, Income Trust and Mutual Shares Trust, which are described in Appendix A to the Prospectus. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

     The Franklin Templeton Founding Allocation Trust may purchase any Funds except other JHT funds of funds and the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Franklin Templeton Founding Allocation Trust only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Other Permitted Investments

     The Franklin Templeton Founding Allocation Trust may also:

      --   Purchase U.S. government securities and short-term paper.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act, subject to the limits set forth under the 1940 Act and rules thereunder.

      -- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including ETFs, subject to the limits set forth under the 1940 Act and rules thereunder.

      --   Purchase securities of registered closed-end investment companies.

      --   Purchase domestic and foreign equity and fixed income securities.

      -- Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

      -- Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities.

           Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as "junk bonds").

      -- Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, including hedge funds.

      -- Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

      -- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.

      -- Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

     Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Franklin Templeton Founding Allocation Trust is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Franklin Templeton Founding Allocation Trust's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

     The Franklin Templeton Founding Allocation Trust is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Franklin Templeton Founding Allocation Trust will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Franklin Templeton Founding Allocation Trust's Underlying Funds to maintain target allocations.

Management of the Franklin Templeton Founding Allocation Trust

     Subject to the limitations described above, the Franklin Templeton Founding Allocation Trust may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Franklin Templeton Founding Allocation Trust. Such adjustments may be made, for example, to increase or decrease the Franklin Templeton Founding Allocation Trust's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Franklin Templeton Founding Allocation Trust's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of the Franklin Templeton Founding Allocation Trust will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Franklin Templeton Founding Allocation Trust invests.

Principal Risks of Investing in the Franklin Templeton Founding Allocation Trust

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  Investment Company Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance

     Performance is not provided since the Fund commenced operations in May
2007.

THE LIFESTYLE TRUSTS

SUBADVISERS: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

      -- Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts.

     There are five Lifestyle Trusts -- Aggressive, Growth, Balanced, Moderate and Conservative. The Lifestyle Trusts differ from the Funds previously described in that each Lifestyle Trust invests in a number of the other Funds of JHT which invest primarily in either equity securities or fixed income securities, as applicable ("Underlying Funds"). Each Lifestyle Trust has a target percentage allocation between the two types of Underlying Funds (fixed income and equity).

------------------------------------------------------------------------------------------------------------
         FUND                     INVESTMENT OBJECTIVE                       INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive    Long-term growth of capital. Current       The Fund invests 100% of its assets in
                        income is not a consideration.             Underlying Funds which invest primarily
                                                                   in equity securities.
Lifestyle Growth        Long-term growth of capital. Current       The Fund invests approximately 20% of its
                        income is also a consideration.            assets in Underlying Funds which invest
                                                                   primarily in fixed income securities and
                                                                   approximately 80% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Balanced      A balance between a high level of current  The Fund invests approximately 40% of its
                        income and growth of capital, with a       assets in Underlying Funds which invest
                        greater emphasis on growth of capital.     primarily in fixed income securities and
                                                                   approximately 60% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Moderate      A balance between a high level of current  The Fund invests approximately 60% of its
                        income and growth of capital, with a       assets in Underlying Funds which invest
                        greater emphasis on income.                primarily in fixed income securities and
                                                                   approximately 40% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
Lifestyle Conservative  A high level of current income with some   The Fund invests approximately 80% of its
                        consideration given to growth of capital.  assets in Underlying Funds which invest primarily in fixed income securities and
                                                                   approximately 20% in Underlying Funds
                                                                   which invest primarily in equity
                                                                   securities.
------------------------------------------------------------------------------------------------------------

Additional Information on Investment Strategies

     The Lifestyle Trusts seek to provide a variety of comprehensive investment programs designed for differing investment orientations. Each program is implemented by means of selected long-term investment allocations among the Underlying Funds.

     The Funds eligible for purchase by the Lifestyle Trusts consist of all of the non-Lifestyle Trusts except the Index Allocation Trust, Absolute Return Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Global Growth Trust, American High-Income Bond Trust, American New World Trust, American Global Small Cap Trust and American Asset Allocation Trust. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities.

     The Lifestyle Trusts may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Lifestyle Trusts invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

     Because substantially all of the securities in which the Lifestyle Trusts may invest are Underlying Funds, each of the Lifestyle Trusts is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 80% of assets in fixed income securities and 20% of assets in equity securities, the Lifestyle Conservative Trust may have a fixed income/ equity allocation of 90%/10% or 70%/30%. Variations beyond the permissible deviation range of 10% are not permitted. However, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund's objective.

     Each Lifestyle Trust purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Rebalancing

     Each Lifestyle Trust is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Lifestyle Trust will be directed to its Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance each Lifestyle Trust's Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of each Lifestyle Trust will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. Each Lifestyle Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions

     The Lifestyle Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Lifestyle Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.

Principal Risks of Investing in the Lifestyle Trusts

     The Lifestyle Trusts are ranked in order of risk. The Lifestyle Aggressive portfolio is the riskiest of the Lifestyle Trusts since it invests 100% of its assets in Underlying Funds which invest primarily in equity securities. The Lifestyle Conservative portfolio is the least risky of the Lifestyle Trusts since it invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities. Each Lifestyle Trust is subject to the same risks as the Underlying Funds in which it invests. The principal risks of investing in each of the Lifestyle Trusts are:

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest primarily in equity securities, its portfolio will be subject to the risks of investing in equity securities.

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest primarily in fixed income securities, its portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities.

      -- To the extent a Lifestyle Trust invests in Underlying Funds that invest in foreign securities, its portfolio will be subject to the risks of investing in foreign securities.

     The risks of investing in these securities are set forth below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      -- Each of the Lifestyle Trusts is a non-diversified fund so that it may invest substantially all of its assets in other Funds of JHT. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Lifestyle Trusts, this risk is greatly reduced since each Lifestyle Trust invests its assets in other Funds of JHT which have diverse holdings. See "Additional Information About the Funds' Principal Risks and Investment Policies" for a complete definition of a non-diversified fund.

Past Performance(A, B, C, D, E, F, G, H, I)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.07% (for the quarter ended 6/30/2003) and the lowest return was -18.84% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         4.8%      14.6%      -5.1%      -13.8%     -20.7%     34.9%      16.1%      10.6%      15.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Aggressive Trust
   Series I                                               15.46%   9.66%     5.62%     01/07/1997
   Series II(H)                                           15.19%   9.58%     5.58%     01/28/2002
   Series NAV(G)                                          15.48%   9.68%     5.63%     04/29/2005
 S&P 500 Index(A, B)                                      15.79%   6.19%     8.26%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.90% (for the quarter ended 6/30/2003) and the lowest return was -14.50% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         6.1%      16.5%      -3.2%      -9.2%      -15.8%     29.5%      14.6%       8.7%      13.5%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Growth Trust
   Series I                                               13.50%   9.03%     6.68%     01/07/1997
   Series II(H)                                           13.28%   8.93%     6.63%     01/28/2002
   Series NAV(G)                                          13.58%   9.05%     6.69%     04/29/2005
 S&P 500 Index(A)                                         15.79%   6.19%     8.26%
 Combined Index(A, C)                                     13.43%   6.13%     8.22%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.62% (for the quarter ended 6/30/2003) and the lowest return was -10.36% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

         5.7%      12.4%       2.3%      -4.9%      -10.0%     24.0%      13.5%       6.9%      12.7%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Balanced Trust
   Series I                                               12.73%   8.83%     7.27%     01/07/1997
   Series II(H)                                           12.51%   8.74%     7.22%     01/28/2002
   Series NAV(G)                                          12.80%   8.85%     7.27%     04/29/2005
 Combined Index(A, D)                                     15.79%   6.19%     8.26%
 S&P 500 Index(A)                                         11.12%   5.99%     7.90%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 8.71% (for the quarter ended 6/30/2003) and the lowest return was -5.57% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         9.8%       7.8%       3.9%      -1.1%      -4.1%      17.8%      11.0%       4.2%      10.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Lifestyle Moderate Trust
   Series I                                               10.42%   7.62%    7.17%      01/07/1997
   Series II(H)                                           10.18%   7.54%    7.13%      01/28/2002
   Series NAV(G)                                          10.50%   7.63%    7.18%      04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                 4.33%   5.06%    6.30%
 Combined Index(A, E)                                      8.83%   5.76%    7.46%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.64% (for the quarter ended 6/30/2003) and the lowest return was -2.08% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        10.2%       4.2%       7.5%       3.3%       1.8%      11.5%       8.6%       2.9%       8.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Lifestyle Conservative Trust
   Series I                                               8.44%   6.57%    7.01%      01/07/1997
   Series II(H)                                           8.13%   6.47%    6.96%      01/28/2002
   Series NAV(G)                                          8.43%   6.60%    7.02%      04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                4.33%   5.06%    6.30%
 Combined Index(A, F)                                     6.57%   5.45%    6.91%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(B)The S&P 500 Index was added to more accurately reflect the investment objective of the Lifestyle Aggressive Trust.

(C)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Growth Trust. The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

(D)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Balanced Trust. The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

(E)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Moderate Trust. The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

(F)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Conservative Trust. The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

(G)NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(H)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(I)During the time periods shown below, a portion of the Lifestyle Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

                                  INDEX FUNDS

     There are nine index Funds -- International Equity Index A, International Equity Index B, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Bond Index A and Bond Index B -- of JHT (each an "Index Fund"), each with its own investment objective and policy. The Index Funds differ from the actively managed funds described in this Prospectus. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     SMALL CAP INDEX TRUST

     MID CAP INDEX TRUST

     TOTAL STOCK MARKET INDEX TRUST

     500 INDEX TRUST

     500 INDEX TRUST B (NAV Shares Only)

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Fund managed by MFC Global (U.S.A.) attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. The subadviser will reflect those changes in the compositions of the Index Funds' portfolios as soon as practicable.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Small Cap Index           To seek to approximate     Under normal market        $38 million to $3.75 billion
                          the aggregate total        conditions, the Fund
                          return of a small cap      invests at least 80% of
                          U.S. domestic equity       its net assets (plus any
                          market index.              borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Russell 2000 Index and
                                                     (b) securities (which
                                                     may or may not be
                                                     included in the Russell
                                                     2000 Index) that MFC
                                                     Global (U.S.A.) believes
                                                     as a group will behave
                                                     in a manner similar to
                                                     the index.
Mid Cap Index             To seek to approximate     Under normal market        $590 million to $12.5 billion
                          the aggregate total        conditions, the Fund
                          return of a mid cap U.S.   invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 400 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 400 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Total Stock Market Index  To seek to approximate     Under normal market        Less than $38 million to
                          the aggregate total        conditions, the Fund       $410.66 billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Dow Jones Wilshire 5000
                                                     Index and (b) securities
                                                     (which may or may not be
                                                     included in the Dow
                                                     Jones Wilshire 5000
                                                     Index) that MFC Global
                                                     (U.S.A.) believes as a
                                                     group will behave in a
                                                     manner similar to the
                                                     index.
500 Index                 To seek to approximate     Under normal market        $1.42 billion to $410.66
                          the aggregate total        conditions, the Fund       billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 500 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 500 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.
500 Index B               To seek to approximate     Under normal market        $1.42 billion to $410.66
                          the aggregate total        conditions, the Fund       billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 500 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 500 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell MidCap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in JHT.

Use of Hedging and Other Strategic Transactions

     The Small Cap Index Trust and Total Stock Market Index Trust may invest in futures contacts. The Mid Cap Index Trust, 500 Index Trust and 500 Index Trust B may invest in futures contracts and depositary receipts. The Funds may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the SAI.

Principal Risks of Investing in these Funds

     The principal risks of investing in the Index Funds, which could adversely affect their NAV and performance, include:

      --   Credit and Counterparty Risk

      --   Derivatives Risk

      --   Index Management Risk

Risks Applicable to the Small Cap Index Trust

     An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Mid Cap Index Trust

     An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Total Stock Market Index Trust

     An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Dow Jones Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the 500 Index Trust and 500 Index Trust B

     An investment in the 500 Index Trust and 500 Index Trust B involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Past Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/30/2003) and the lowest return was -21.83% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.5%      -21.5%     45.8%      17.3%       3.9%      17.6%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Small Cap Index Trust
   Series I                                               17.61%   10.42%    6.89%      05/01/2000
   Series II(C)                                           17.35%   10.23%    6.76%      01/28/2002
   Series NAV(B)                                          17.64%   10.44%    6.91%      04/29/2005
 Russell 2000 Index(A)                                    18.37%   11.39%    7.82%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/31/2001) and the lowest return was -16.75% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -1.71%     -15.1%     34.6%      15.8%      12.0%       9.7%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Mid Cap Index Trust
   Series I                                                9.72%   10.20%    8.39%     05/01/2000
   Series II(C)                                            9.44%   10.01%    8.25%     01/28/2002
   Series NAV(B)                                           9.74%   10.22%    8.40%     04/29/2005
 S&P MidCap 400 Index(A)                                  10.31%   10.91%    9.24%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/30/2003) and the lowest return was -16.74% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -11.4%     -21.3%     30.5%      11.7%       5.7%      15.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Stock Market Index Trust
   Series I                                               15.29%  6.95%     1.65%     05/01/2000
   Series II(C)                                           15.09%  6.78%     1.52%     01/28/2002
   Series NAV(B)                                          15.33%  6.97%     1.66%     04/29/2005
 DJ Wilshire 5000 Index(A)                                15.88%  7.65%     2.11%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 15.32% (for the quarter ended 6/30/2003) and the lowest return was -17.43% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -12.4%     -22.5%     28.0%      10.3%       4.3%      15.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 500 Index Trust
   Series I                                               15.26%   5.62%     0.61%     05/01/2000
   Series II(C)                                           15.06%   5.43%     0.48%     01/28/2002
   Series NAV                                             13.70%   5.35%     0.42%     10/27/2005
 S&P 500 Index(A)                                         15.79%   6.19%     1.14%

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.27% (for the quarter ended 12/31/1998) and the lowest return was -17.33% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        32.8%      28.4%      21.1%      -9.2%      -12.0%     -22.3%     28.4%      10.7%       4.7%      15.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten     Date First
                                                          Year    Years   Years     Available
 500 Index Trust B
  Series NAV(E)                                           15.56%  5.96%   8.23%      05/01/1996
 S&P 500 Index                                            15.79%  6.19%   8.42%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since May 2000, certain expenses of each of the Index Funds (except the 500 Index Trust) were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(E)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Equity Index Fund, the Fund's predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST A

(Series I and Series II Are Available for Sale)
(NAV Shares are Available for sale to the Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust)

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

SUBADVISER:  SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE:  To seek to track the performance of abroad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

INVESTMENT STRATEGY:   Under normal market conditions, the Fund invests at least
                       80% of its assets in securities listed in the Morgan
                       Stanley Capital International ("MSCI(R)") All
                       CountryWorld Excluding U.S. Index*. As of February 28,
                       2007, the market capitalization range of the Index was $70 million to $211 billion.

"MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust A and the International Equity Index Trust B (collectively, the "International Equity Index Trusts") are not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in JHT.

     The investment objective and policies of the International Equity Index Trusts are identical and are set forth above. The International Equity Index Trusts differ from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the

U.S. small cap equity market. The International Equity Index Trusts attempt to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the "MSCI ACW ex-US Index") by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the International Equity Index Trusts, while they attempt to track their target index closely, typically will be unable to match the performance of the index exactly.

     The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

     The International Equity Index Trusts are normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the International Equity Index Trusts may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

     The International Equity Index Trusts may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in these Funds

     The principal risks of investing in the International Equity Index Trusts, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including emerging markets risk)

      --  Index Management Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.68% (for the quarter ended 9/30/2005) and the lowest return was -0.35% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        16.2%      25.9%
         2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 International Equity Index Trust A
   Series I(C)                                            25.93%    22.94%     05/03/2004
   Series II(C)                                           25.70%    22.69%     05/03/2004
   Series NAV(D)                                          23.78%    22.37%     02/10/2006
 MSCI AC World ex USA Index(A)                            27.16%    24.07%
 Combined Index(A, B)                                     27.16%    23.44%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.
(B) The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).
(C) The Series I and Series II shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of Series I and Series II of the International Equity Index Fund of John Hancock Variable Series Trust I (the "JHVST Fund") in exchange for Series I and Series II shares of the International Equity Index Trust A pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the performance of the Series I or Series II shares of the JHVST Fund, the Fund's predecessor. The performance of the Series I and Series II shares of the JHVST Fund includes the actual performance of those shares from the date they commenced operations, May 3, 2004.

(D) Series NAV shares were first issued on February 10, 2006. For periods prior to February 10, 2006, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV shares expenses, performance would be higher.

Past Performance(A, B)

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 20.91% (for the quarter ended 12/31/1998) and the lowest return was -20.18% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -5.0%      20.8%      30.9%      -17.4%     -20.3%     -15.2%     42.0%      20.2%      16.6%      27.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five      Ten    Date First
                                                           Year      Years    Years   Available
 International Equity Index Trust B
   Series NAV(A)                                           27.41%    16.55%   7.83%   05/02/1988
   Combined Index(B)                                       27.14%    17.09%   9.20%
 MSCI AC World ex USA Index                                27.16%    16.88%   8.59%

(A)The Series NAV shares of the Fund were first issued on March 25, 2004 in connection with JHT's acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the NAV shares of the JHVST International Equity Index Fund, the Fund's predecessor. These shares were first issued on May 2, 1988.

(B)The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).

BOND INDEX TRUST A
(Series I, Series II and NAV shares)

BOND INDEX TRUST B
(NAV Shares Only)

SUBADVISER:  Declaration Management & Research LLC

INVESTMENT OBJECTIVE:  To seek to track the performance of the Lehman Brothers
                       Aggregate Bond Index (which represents the U.S. investment grade bond market).

INVESTMENT STRATEGY:   Under normal market conditions, the Funds will invest at
                       least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman
                       Brothers Aggregate Bond Index.

     The Funds are index funds which differ from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each of the Funds attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, each Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The Funds are intermediate term bond funds of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

     The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

     The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

      --   U.S. Treasury and agency securities;

      -- Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      --   Corporate bonds, both U.S. and foreign (if dollar denominated); and

      --   Foreign government and agency securities (if dollar denominated).

     The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

     The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

     The Funds may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in these Funds

     The principal risks of investing in the Funds, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Index Management Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance

Bond Index Trust A

     Performance is not provided since the Fund commenced operations in February 2006.

Past Performance (A, B, C, D)
     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 4.81% (for the quarter ended 9/30/2002) and the lowest return was -2.52% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

        -2.6%      11.8%       7.8%      10.0%       3.6%       4.0%       2.4%       4.1%
         1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Bond Index Trust B
   Series NAV(A)                                          4.07%   4.78%     5.49%     05/01/1998
 Lehman Brothers Aggregate
   Bond Index(B)                                          4.33%   5.06%     5.84%
 Combined Index(B, C)                                     4.33%   5.06%     5.80%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Bond Index Fund, JHT's predecessor. These shares were first issued on April 30, 1998.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Combined Index represents the Lehman Brothers Government/Credit Bond Index from May 1998 to January 2001; and the Lehman Brothers Aggregate Bond Index from February 2001 and thereafter.

(D)The current subadviser assignment became effective April 29, 2005. Performance reflects results prior to this change.

                             AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

MASTER-FEEDER STRUCTURE

     Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust, the JHT Feeder Funds, operates as a "feeder fund." A "feeder fund" is a fund that does not buy investment securities directly; instead, each invests in a "master fund" which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds Master Funds"). Each JHT Feeder Fund's master fund is listed below:

                  JHT FEEDER FUND                                 AMERICAN FUND MASTER FUND
American Asset Allocation Trust                      Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust           Blue Chip Income and Growth Fund (Class 2 shares)
American Bond Trust                                  Bond Fund (Class 2 shares)
American Global Growth Trust                         Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust           Global Small Capitalization Fund (Class 1 shares)
American Growth Trust                                Growth Fund (Class 2 shares)
American Growth-Income Trust                         Growth-Income Fund (Class 2 shares)
American High-Income Bond Trust                      High-Income Bond Fund (Class 1 shares)
American International Trust                         International Fund (Class 2 shares)
American New World Trust                             New World Fund (Class 1 shares)

THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS.

     Series I shares of JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies

     Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Fund Master Fund in which it invests. Each American Fund Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Fund Master Fund will achieve its investment objective. The differences in objectives and policies among the American Fund Master Funds can be expected to affect the return of JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds' and American Fund Master Fund's investment policies is set forth below under "Additional Information About Each JHT Feeder Fund's and each American Fund Master Fund's Investments -- Additional Investment Policies." The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

     More complete descriptions of certain other instruments in which JHT Feeder Funds may invest are set forth in the SAI.

     Portfolio Turnover. Portfolio changes of the American Fund Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Fund Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American

Fund Master Fund. The portfolio turnover rate of each American Fund Master Fund may vary from year to year, as well as within a year.

ADDITIONAL INFORMATION ABOUT EACH JHT FEEDER FUND'S AND EACH AMERICAN FUND MASTER FUND'S INVESTMENTS

GENERAL INFORMATION

MASTER-FEEDER STRUCTURE

     Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

     Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken which may include: (a) investing all of the assets of the JHT Feeder Funds in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Funds or as a subadviser to the JHT Feeder Funds with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to JHT Feeder Fund. Should such a distribution occur, JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

     Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

REPURCHASE AGREEMENTS

     Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under "Additional Information about the Funds' Principal Investment Policies -- Repurchase Agreements."

ADDITIONAL INVESTMENT POLICIES

     Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

                             ADVISORY ARRANGEMENTS

     Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds' prospectus for a description of the master funds' advisory arrangements.

     Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund Master Fund.

     The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2006 is as follows:

                            Asset Allocation Fund............................   0.32%*
                            Blue Chip Income and Growth Fund.................   0.42%*
                            Bond Fund........................................   0.41%*
                            Global Growth Fund...............................   0.55%*
                            Global Small Capitalization Fund.................   0.72%*
                            Growth Fund......................................   0.32%*
                            Growth-Income Fund...............................   0.27%*
                            High-Income Bond Fund............................   0.48%*
                            International Fund...............................   0.50%*
                            New World Fund...................................   0.81%*

*CRMC is waiving a portion of its management fee. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

INVESTMENT STRATEGIES: The American Asset Allocation Trust invests all of its assets in the master fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series. The Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The Asset Allocation Fund is designed for investors seeking above-average total return.

     In seeking to pursue its investment objective, the Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Asset Allocation Fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% - 80% in equity securities, 20% - 50% in debt securities and 0% - 40% in money market instruments. The proportion of equities, debt and money market securities held by the Asset Allocation Fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S., including emerging markets, and not included in S&P's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Temporary Defensive Investing

     The Asset Allocation Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

     The risks of investing in the Asset Allocation Fund are set forth in the prospectus for the American Fund Master Funds.

Past Performance

     Performance information is not provided since the Fund commenced operation in May 2007.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to produce income exceeding the average yield on
                       U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

INVESTMENT STRATEGIES: The American Blue Chip Income and Growth Trust invests all of its assets in the master fund, Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Blue Chip Income and Growth Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Blue Chip and Income Growth Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Temporary Defensive Investing

     The Blue Chip Income and Growth Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The Principal Risks of Investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the Blue Chip Income and Growth Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 8.22% (for the quarter ended 12/31/2004) and the lowest return was -1.90% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         9.1%       6.7%      16.8%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 American Blue Chip Income and Growth Trust
   Series I(A)                                            16.99%    15.40%     07/09/2003
   Series II                                              16.79%    15.23%     05/05/2003
 S&P 500 Index(B)                                         15.79%    14.41%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN BOND TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to maximize current income and preserve capital.

INVESTMENT STRATEGIES: The American Bond Trust invests all of its assets in the master fund, Class 2 shares of the Bond Fund, a series of American Funds Insurance Series. The Bond Fund normally invests at least 80% of its assets in bonds. (This policy is subject to change only upon 60 days' notice to shareholders.) The Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called "junk bonds"). It may invest in bonds of issuers domiciled outside the United States.

Temporary Defensive Investing

     The Bond Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could negatively affect the fund's investment results in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Lower Rated Fixed Income Securities Risk

     The risks of investing in the Bond Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 3.17% (for the quarter ended 9/30/2006) and the lowest return was 0.24% (for the quarter ended 12/31/2005).


--------------------------------------------------------------------------------

         6.5%
         2006

--------------------------------------------------------------------------------


                                                            One       Since     Date First
                                                           Year     Inception   Available
 American Bond Trust
   Series I(A)                                              6.56%     4.56%      11/2/2005
   Series II                                                6.49%     4.45%      7/29/2005
 Lehman Brothers Aggregate Bond Index(B)                    4.33%     3.63%

(A)Series I shares were first offered November 2, 2005. For periods prior to November 2, 2005, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 2, 2005 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN GLOBAL GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow over time.

INVESTMENT STRATEGIES: The American Global Growth Trust invests all of its assets in the master fund, Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world, including emerging markets. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Temporary Defensive Investing

     The Global Growth Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Growth Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

     The risks of investing in the Global Growth Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance

     Performance information is not provided since the Fund commenced operation in May 2007.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow over time.

INVESTMENT STRATEGIES: The American Global Small Capitalization Trust invests all of its assets in the master fund, Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world, including emerging markets. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

     The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. CRMC currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Temporary Defensive Investing

     The Global Small Capitalization Fund may also hold cash or money market instruments. The size of the Fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Growth Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Company Risk

     The risks of investing in the Global Small Capitalization Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance

     Performance information is not provided since the Fund commenced operation in May 2007.

AMERICAN GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow.

INVESTMENT STRATEGIES: The American Growth Trust invests all of its assets in the master fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.

Temporary Defensive Investing

     The Growth Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

     The Growth Fund may invest in the securities of companies which the subadviser believes are poised for growth. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Growth Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the Growth Fund are also set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 10.51% (for the quarter ended 12/31/2004) and the lowest return was -2.92% (for the quarter ended 9/30/2004).


--------------------------------------------------------------------------------

        11.9%      15.6%       9.6%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 American Growth Trust
   Series I(A)                                             9.80%    16.68%     07/09/2003
   Series II                                               9.64%    16.51%     05/05/2003
 S&P 500 Index(B)                                         15.79%    14.41%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN GROWTH-INCOME TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investments grow and to provide the shareholder with income over time.

INVESTMENT STRATEGIES: The American Growth-Income Trust invests all of its assets in the master fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.

Temporary Defensive Investing

     The Growth-Income Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the Growth-Income Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 8.09% (for the quarter ended 12/31/2004) and the lowest return was -2.30% (for the quarter ended 3/31/2005).


--------------------------------------------------------------------------------

         9.8%       5.3%      14.6%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Since    Date First
                                                           Year   Inception  Available
 American Growth-Income Trust
   Series I(A)                                            14.80%   14.78%    07/09/2003
   Series II                                              14.62%   14.61%    05/05/2003
 S&P 500 Index(B)                                         15.79%   14.41%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN HIGH-INCOME BOND TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to provide a high level of current income and, secondarily, capital appreciation.

INVESTMENT STRATEGIES: The American High-Income Bond Trust invests all of its assets in the master fund, Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's or BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

     The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds (this policy is subject to change upon 60 days' notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

     The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Temporary Defensive Investing

     The High-Income Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its net asset value and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Lower Rated Fixed Income Securities Risk

      --  Small and Medium Size Company Risk

     The risks of investing in the High-Income Bond Fund are set forth in the prospectus for the American Fund Master Fund.

Past Performance

     Performance information is not provided since the Fund commenced operation in May, 2007.

AMERICAN INTERNATIONAL TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow.

INVESTMENT STRATEGIES: The American International Trust invests all of its assets in the master fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Temporary Defensive Investing

     The International Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risks

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The risks of investing in the International Fund are set forth in the prospectus for the American Fund Master Fund.

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the Fund determines its NAV. The Fund may invest significant amounts in such securities. While JHT will seek to identify and prevent such trading no assurance can be given that JHT will be successful in doing so.

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series II shares. During the time period shown in the bar chart, the highest quarterly return was 12.55% (for the quarter ended 12/31/2004) and the lowest return was -1.98% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        18.7%      20.9%      18.3%
         2004       2005       2006

--------------------------------------------------------------------------------


                                                           One       Since     Date First
                                                           Year    Inception   Available
 American International Trust
   Series I(A)                                            18.53%    25.22%     07/09/2003
   Series II                                              18.32%    25.02%     05/05/2003
 MSCI EAFE Index(B)                                       26.87%    27.13%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Since Inception" is calculated for the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

AMERICAN NEW WORLD TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders' investment grow over time.

INVESTMENT STRATEGIES: The American New World Trust invests all of its assets in the master fund, Class 1 shares of the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

     The New World Fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds ("junk bonds") and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

     In determining whether a country is qualified, the New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and Venezuela.

Temporary Defensive Investing

     The New World Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterpart Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including Emerging Market Risk)

      --  Growth Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Lower Rates Fixed Income Securities Risk

      --  Small and Medium Size Company Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions." The risks of investing in the New World Fund are also set forth in the prospectus for the American Fund Master Fund.

Past Performance

     Performance information is not provided since the Fund commenced operation in May 2007.

                          ADDITIONAL INFORMATION ABOUT

               THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

     The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK

     A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

     The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

EQUITY SECURITIES RISK

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

     Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

     Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

EXCHANGE TRADED FUNDS ("ETFS") RISK

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FIXED INCOME SECURITIES RISK

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE DEBT SECURITIES

     Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser).

     Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

     Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

 --   Additional Risks Regarding Lower Rated Corporate Fixed Income
      Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

 -- Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

FOREIGN SECURITIES RISK

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HIGH PORTFOLIO TURNOVER RISK

     A high Fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

INDEX MANAGEMENT RISK

     Certain factors may cause a Fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

INDUSTRY OR SECTOR INVESTING RISK

     When a Fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Banking Risk. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Financial Services Industry Risk. A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

     Health Sciences Risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

     Insurance Risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies Risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications Risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Technology Related Risk. A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under "Small and Medium Sized Companies Risk."

     Utilities Risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK

     Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

INVESTMENT COMPANY SECURITIES RISK

     Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

ISSUER RISK

     An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

     A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

NON-DIVERSIFIED FUND RISK

     Definition of Non-Diversified. Any Fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code. In contrast, a diversified Fund may not, as to 75% of its assets, invest more than five percent of its total assets in the securities of one issuer, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

REAL ESTATE SECURITIES RISK

     Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

 --   Declines in the value of real estate;      --   Losses due to costs resulting from the
 --   Risks related to general and local              clean-up of environmental problems;
      economic conditions;                       --   Liability to third parties for damages
 --   Possible lack of availability of mortgage       resulting from environmental problems;
      funds;                                     --   Casualty or condemnation losses;
 --   Overbuilding;                              --   Limitations on rents;
 --   Extended vacancies of properties;          --   Changes in neighborhood values and the
 --   Increased competition;                          appeal of properties to tenants; and
 --   Increases in property taxes and operating  --   Changes in interest rates.
      expenses;
 --   Changes in zoning laws;

     Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

     Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

SHORT SALES RISK

     See "Short Sales" under "Additional Information About the Funds' Principal Investment Policies".

SMALL AND MEDIUM SIZE COMPANIES RISK

Small or Unseasoned Companies:

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

STRIPPED SECURITIES RISK

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

FOREIGN REPURCHASE AGREEMENTS

     A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market or market risk. The hedging and other strategic transactions which may be used but are not limited to the following:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      -- financial futures contracts (including stock index and other securities futures),

      --   interest rate transactions*,

      --   currency transactions**,

      -- swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),

      --   caps, floors and collars, and

      --   structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

     Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

     Hedging and other strategic transactions may be used for the following purposes, among others:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,

      --   to protect a Fund's unrealized gains in the value of its securities,

      -- to facilitate the sale of a Fund's securities for investment purposes,

      --   to manage the effective maturity or duration of a Fund's securities,

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

ILLIQUID SECURITIES

     Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

LENDING OF FUND SECURITIES

     Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

LOAN PARTICIPATIONS

     The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

MORTGAGE DOLLAR ROLLS

     The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

SHORT SALES

     The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

WARRANTS

     The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

WHEN-ISSUED SECURITIES/FORWARD COMMITMENTS

     In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

     These investment strategies and securities are described further in the SAI.

                               MANAGEMENT OF JHT

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (the "Adviser") is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto,

Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any of JHT portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund,
(ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Trustees of JHT.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each Fund of JHT (except those listed below) is available in JHT's annual report to shareholders for the year ended December 31, 2006. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the Small Cap Intrinsic Value, Franklin Templeton Founding Allocation, Income, Mutual Shares, Mid Cap Intersection and Emerging Markets Value Trusts will be available in JHT's semi-annual report to shareholders for the six month period ended June 30, 2007.

     JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT's advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

     The following tables present a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund's net assets or as a percentage of Aggregate Net Assets. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding these four Funds set forth above under "Fees and Expenses for Each Fund."

        FUNDS WHERE NET ASSETS AGGREGATED WITH NET ASSETS OF OTHER FUNDS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                                     FIRST            EXCESS OVER
                                                  $100 MILLION      $100 MILLION OF
                                                  OF AGGREGATE       AGGREGATE NET
FUND                                               NET ASSETS            ASSETS
----                                              ------------      ---------------
International Small Company(1)................        1.00%              0.950%

(1)For purposes of determining Aggregate Net Assets, the net assets of the International Small Company Trust, a series of JHT, and the International Small Company Fund, a series of John Hancock Funds II, are included.

                                                                        BETWEEN             BETWEEN
                                                     FIRST          $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                                  $250 MILLION      $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                                  OF AGGREGATE       AGGREGATE NET       AGGREGATE NET        AGGREGATE
FUND                                               NET ASSETS            ASSETS              ASSETS          NET ASSETS
----                                              ------------      ----------------    ----------------    -------------
Mid Cap Value Equity(1).......................       0.875%              0.850%              0.825%             0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Mid Cap Value Equity Trust, a series of JHT, and the Mid Cap Value Equity Fund, a series of John Hancock Funds II, are included.

                                       FIRST          EXCESS OVER
                                    $500 MILLION    $500 MILLION OF
                                    OF AGGREGATE     AGGREGATE NET
FUND                                 NET ASSETS          ASSETS
----                                ------------    ---------------
Emerging Small Company(1).........     0.970%            0.900%*

(1)For purposes of determining Aggregate Net Assets, the net assets of the Emerging Small Company Trust, a series of JHT, and the Emerging Small Company Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                       FIRST        $250 MILLION AND      EXCESS OVER
                                    $250 MILLION    $500 MILLION OF     $500 MILLION OF
                                    OF AGGREGATE     AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS          ASSETS            NET ASSETS
----                                ------------    ----------------    ---------------
Real Estate Equity(1).............     0.875%            0.850%              0.825%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Real Estate Equity Trust, a series of JHT, and the Real Estate Equity Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                       FIRST        $500 MILLION AND      EXCESS OVER
                                    $500 MILLION    $750 MILLION OF     $750 MILLION OF
                                    OF AGGREGATE     AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS          ASSETS            NET ASSETS
----                                ------------    ----------------    ---------------
Global Real Estate(1).............     0.950%            0.925%              0.900%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Global Real Estate Trust, a series of JHT, and the Global Real Estate Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                       FIRST        $300 MILLION AND    $500 MILLION AND      EXCESS OVER
                                    $300 MILLION    $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    OF AGGREGATE       AGGREGATE         AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS        NET ASSETS            ASSETS            NET ASSETS
----                                ------------    ----------------    ----------------     -------------
Capital Appreciation(1)...........     0.850%            0.800%              0.700%              0.670%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of JHT, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
All Cap Core(1)...................     0.800%            0.800%              0.800%              0.750%             0.750%
Blue Chip Growth(2)...............     0.825%            0.825%              0.825%              0.825%             0.800%
Emerging Growth(3)................     0.800%            0.800%              0.800%              0.800%             0.800%
Equity-Income(4)..................     0.825%            0.825%              0.825%              0.825%             0.800%
Global Allocation(5)..............     0.850%            0.850%              0.850%              0.800%             0.800%
High Yield(6).....................     0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Core Trust, a series of JHT, and the All Cap Core Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of JHT, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Growth Trust, a series of JHT, and the Emerging Growth Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of JHT, and the Equity-Income Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Global Allocation Trust, a series of JHT, and the Global Allocation Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of JHT, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                       FIRST        $250 MILLION AND    $500 MILLION AND      EXCESS OVER
                                    $250 MILLION    $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS
----                                ------------    ----------------    ----------------     -------------
Dynamic Growth(1).................     0.900%            0.850%              0.825%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Dynamic Growth Trust, a series of JHT, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
Health Sciences(1)................     1.050%            1.050%              1.050%              1.000%             1.000%
International Small Cap(2)........     1.050%            1.050%              0.950%              0.850%             0.850%
International Value(3)............     0.950%            0.950%              0.850%              0.800%             0.800%
Investment Quality Bond(4)........     0.600%            0.600%              0.600%              0.550%             0.550%
Mid Cap Stock(5)..................     0.875%            0.875%              0.850%              0.825%             0.825%
Mid Cap Value(6)..................     0.900%            0.900%              0.850%              0.825%             0.825%
Mid Value(7)......................     1.050%            0.950%              0.950%              0.950%             0.950%
Money Market(8)...................     0.500%            0.500%              0.500%              0.470%             0.470%
Natural Resources(9)..............     1.050%            1.000%              1.000%              1.000%             1.000%
Pacific Rim(10)...................     0.800%            0.800%              0.800%              0.700%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of JHT, and the Health Sciences Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the International Small Cap Trust, a series of JHT, and the International Small Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the International Value Trust, a series of JHT, the International Value Fund, a series of John Hancock Funds II, the Global Trust, a series of JHT and the Global Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Investment Quality Bond Trust, a series of JHT, and the Investment Quality Bond Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of JHT, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Value Trust, a series of JHT, and the Mid Cap Value Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Value Trust, a series of JHT, and the Mid Value Fund, a series of John Hancock Funds II, are included.
(8)For purposes of determining Aggregate Net Assets, the net assets of: the Money Market Trust, a series of JHT, and the Money Market Fund, a series of John Hancock Funds II, are included.
(9)For purposes of determining Aggregate Net Assets, the net assets of: the Natural Resources Trust, a series of JHT, and the Natural Resources Fund, a series of John Hancock Funds II, are included.
(10)For purposes of determining Aggregate Net Assets, the net assets of: the Pacific Rim Trust, a series of JHT, and the Pacific Rim Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
Quantitative All Cap(1).........      0.750%            0.700%              0.700%              0.700%             0.700%
Quantitative Mid Cap(2).........      0.750%            0.750%              0.650%              0.650%             0.650%
Real Estate Securities(3).......      0.700%            0.700%              0.700%              0.700%             0.700%
Science & Technology(4).........      1.050%            1.050%              1.050%              1.000%             1.000%
Small Cap(5)....................      0.850%            0.850%              0.850%              0.850%             0.850%
Small Cap Opportunities(6)......      1.000%            1.000%              1.000%              0.950%             0.950%
Small Company Value(7)..........      1.050%            1.050%              1.050%              1.000%             1.000%
Special Value(8)................      0.950%            0.950%              0.950%              0.950%             0.950%
Strategic Bond(9)...............      0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative All Cap Trust, a series of JHT, and the Quantitative All Cap Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Mid Cap Trust, a series of JHT, and the Quantitative Mid Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of JHT, and the Real Estate Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Science & Technology Trust, a series of JHT, and the Science & Technology Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Trust, a series of JHT, and the Small Cap Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Opportunities Trust, a series of JHT, and the Small Cap Opportunities Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Value Trust, a series of JHT, and the Small Company Value Fund, a series of John Hancock Funds II, are included.
(8)For purposes of determining Aggregate Net Assets, the net assets of: the Special Value Trust, a series of JHT, and the Special Value Fund, a series of John Hancock Funds II, are included.
(9)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Bond Trust, a series of JHT, and the Strategic Bond Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $250 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
All Cap Value(1)................      0.850%            0.850%              0.800%              0.750%             0.750%
Financial Services(2)...........      0.850%            0.800%              0.800%              0.750%             0.750%
Fundamental Value(3)............      0.850%            0.800%              0.800%              0.750%             0.750%
Mid Cap Index(4)................      0.490%            0.490%              0.480%              0.460%             0.460%
Small Cap Index(5)..............      0.490%            0.490%              0.480%              0.460%             0.460%
Total Stock Market Index(6).....      0.490%            0.490%              0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Value Trust, a series of JHT, and the All Cap Value Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of JHT, and the Financial Services Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Fundamental Value Trust, a series of JHT, and the Fundamental Value Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of JHT, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of JHT, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.

(6)For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of JHT, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN
                                      FIRST        $250 MILLION AND    $500 MILLION AND      EXCESS OVER
                                  $250 MILLION     $500 MILLION OF     $750 MILLION OF     $750 MILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS*       NET ASSETS*         NET ASSETS*         NET ASSETS*
----                              ------------     ----------------    ----------------    ---------------
Large Cap Trust.................      0.780%            0.730%              0.680%              0.650%

*Aggregate Net Assets include the net assets of the Large Cap Trust, a series of John Hancock Trust, and the Large Cap Fund, a series of John Hancock Funds II.

                                                       BETWEEN             BETWEEN
                                      FIRST        $500 MILLION AND     $1 BILLION AND       EXCESS OVER
                                  $500 MILLION      $1 BILLION OF      $2.5 BILLION OF     $2.5 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS
----                              ------------     ----------------    ---------------     ---------------
Growth Opportunities(1).........      0.800%            0.780%              0.770%              0.760%
Growth(2).......................      0.800%            0.780%              0.770%              0.760%
Intrinsic Value(3)..............      0.780%            0.760%              0.750%              0.740%
U.S. Multi Sector(4)............      0.780%            0.760%              0.750%              0.740%
Value Opportunities(5)..........      0.800%            0.780%              0.770%              0.760%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Growth Opportunities Trust, a series of JHT, the Growth Opportunities Fund, a series of John Hancock Funds III and the Growth Opportunities Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of both the Growth Trust, a series of JHT, the Growth Fund, a series of John Hancock Funds III and the Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of the Intrinsic Value Trust, a series of JHT, the Intrinsic Value Fund, a series of John Hancock Funds III and the assets of the Intrinsic Value Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of the U.S. Multi Sector Trust, a series of JHT, and the U.S. Multi Sector Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of the Value Opportunities Trust, a series of JHT, the Value Opportunities Fund, a series of John Hancock Funds III and the Value Opportunities Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
U.S. Government Securities(1)...      0.620%            0.620%              0.620%              0.550%             0.550%
U.S. High Yield Bond(2).........      0.750%            0.750%              0.720%              0.720%             0.720%
Value(3)........................      0.750%            0.750%              0.725%              0.650%             0.650%
500 Index(4)....................      0.470%            0.470%              0.470%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of JHT, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. High Yield Bond Trust, a series of JHT, and the U.S. High Yield Bond Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Value Trust, a series of JHT, and the Value Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the 500 Index Trust, a series of JHT, and the 500 Index Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN
                                      FIRST        $500 MILLION AND      EXCESS OVER
                                  $500 MILLION      $1 BILLION OF       $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS
----                              ------------     ----------------     -------------
Quantitative Value(1)...........      0.700%            0.650%              0.600%
Strategic Income(2).............      0.725%            0.650%              0.650%
U.S. Global Leaders Growth(3)...     0.7125%            0.675%              0.675%
Value & Restructuring(4)........      0.825%            0.800%              0.775%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Value Trust, a series of JHT, and the Quantitative Value Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Income Trust, a series of JHT, and the Strategic Income Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Global Leaders Growth Trust, a series of JHT, and the U.S. Global Leaders Growth Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Value & Restructuring Trust, a series of JHT, and the Value & Restructuring Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $100 MILLION AND    $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                  $100 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ----------------    ----------------    ----------------    -------------
International Equity Index
  A(1)..........................      0.550%            0.530%              0.530%              0.530%             0.530%
Small Cap Growth(2).............      1.100%            1.050%              1.050%              1.050%             1.050%
Small Cap Value(3)..............      1.100%            1.050%              1.050%              1.050%             1.050%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the International Equity Index Trust A, a series of JHT, and the International Equity Index Fund A, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of JHT, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of JHT, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN
                                      FIRST        $600 MILLION AND    $900 MILLION AND      EXCESS OVER
                                  $600 MILLION     $900 MILLION OF     $1.5 BILLION OF     $1.5 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS
----                              ------------     ----------------    ----------------    ---------------
Utilities(1)....................      0.825%            0.800%              0.775%              0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Utilities Trust, a series of JHT, and the Utilities Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN
                                      FIRST        $250 MILLION AND    $500 MILLION AND      EXCESS OVER
                                  $250 MILLION     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS
----                              ------------     ----------------    ----------------     -------------
Spectrum Income(1)..............      0.800%            0.725%              0.725%              0.725%

(1)For purposes of determining Aggregate Net Assets, the net asset of: the Spectrum Income Trust, a series of JHT, and the Spectrum Income Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN
                                      FIRST        $200 MILLION AND    $400 MILLION AND      EXCESS OVER
                                  $200 MILLION     $400 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS
----                              ------------     ----------------    ----------------     -------------
Vista Trust(1)..................      0.900%            0.850%              0.825%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Vista Trust, a series of JHT, and the Vista Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $200 MILLION AND      EXCESS OVER
                                 $200 MILLION OF    $400 MILLION OF     $400 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS        NET ASSETS(10)
----                             ---------------    ----------------    ----------------
Core Bond(1)...................       0.690%             0.640%              0.570%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Core Bond Trust, a series of JHT, and the Core Bond Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $350 MILLION OF    $350 MILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Core Equity(1).................       0.850%             0.750%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Core Equity Trust, a series of JHT, and the Core Equity Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                  $1 BILLION OF      $1 BILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Global(1)......................       0.850%             0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Global Trust, a series of JHT, the Global Fund, a series of John Hancock Funds II, the International Value Trust, a series of JHT, and the International Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $150 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $150 MILLION OF    $500 MILLION OF     $2.5 BILLION OF     $2.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE         AGGREGATE NET
FUND                               NET ASSETS          NET ASSETS          NET ASSETS            ASSETS
----                             ---------------    ----------------    ----------------    ----------------
High Income Trust(1)...........       0.725%             0.675%               .650%               .600%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the High Income Trust, a series of JHT, and the High Income Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $100 MILLION AND      EXCESS OVER
                                 $100 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
International Core(1)..........       0.920%             0.895%              0.880%

(1)For the purposes of determining Aggregate Net Assets, the assets of the International Core Trust, a series of John Hancock Trust, the assets of the International Core Fund, a series of John Hancock Funds III, and the assets of the International Core Fund (formerly, the International Stock Fund), a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $100 MILLION AND      EXCESS OVER
                                 $100 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
International Growth(1)........       0.920%             0.895%              0.880%

(1)For purposes of determining Aggregate Net Assets, the net assets of both the International Growth Trust, a series of JHT, the International Growth Fund, a series of John Hancock Funds III and the International Growth Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $750 MILLION AND      EXCESS OVER
                                 $750 MILLION OF    $1.5 BILLION OF     $1.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
International
  Opportunities(1).............       0.900%             0.850%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the International Opportunities Trust, a series of JHT, and the International Opportunities Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $500 MILLION AND      EXCESS OVER
                                 $500 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
Large Cap Value(1).............       0.825%             0.800%              0.775%

(1) For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Value Trust, a series of John Hancock Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $100 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $100 MILLION OF     $250 MILLION OF     $250 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------    ----------------
Short-Term Bond(1).............       0.600%             0.600%              0.575%              0.550%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Short-Term Bond Trust, a series of JHT, and the Short-Term Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $125 MILLION OF    $125 MILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Small Company(1)...............       1.050%             1.000%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Trust, a series of JHT, and the Small Company Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
FUND                              $250 MILLION        $250 MILLION
----                             ---------------    ----------------
Small Company Growth
  Trust(1).....................        1.05%              1.00%

(1)When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth Trust is 1.00% on all assets. For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Growth Trust and the All Cap Growth Trust, each a series of JHT, and of the Small Company Growth Fund and the All Cap Growth Fund, each a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                  $1 BILLION OF      $1 BILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ----------------
Small Cap Intrinsic Value
  Trust*.......................       0.900%             0.850%

(*)For purposes of determining Aggregate Net Assets, the net assets of the Small Cap Intrinsic Value Trust, a series of JHT, and the Small Cap Intrinsic Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF     $500 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS*        NET ASSETS*         NET ASSETS*         NET ASSETS*
----                             ---------------    ----------------    ----------------    ----------------
Income Trust...................       1.075%             0.915%              0.825%              0.800%

(*)Aggregate Net Assets include the net assets of the Income Trust, a series of JHT, the Income Fund, a series of JHF II, the International Value Trust, a series of JHT, the International Value Fund, a series of JHF II, the International Small Cap Trust, a series of JHT, the International Small Cap Fund, a series of JHF II, the Global Trust, a series of JHT, the Global Fund, a series of JHF II, the Mutual Shares Trust, a series of JHT.

                                      FIRST           EXCESS OVER
                                 $500 MILLION OF    $500 MILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS*        NET ASSETS*
----                             ---------------    ----------------
Mid Cap Intersection Trust.....       0.875%             0.850%

(*)Aggregate Net Assets include the net assets of the Mid Cap Intersection Trust, a series of John Hancock Trust, and the Mid Cap Intersection Fund, a series of John Hancock Funds II.

                                      FIRST           EXCESS OVER
                                 $100 MILLION OF    $100 MILLION OF
                                    AGGREGATE          AGGREGATE
FUND                               NET ASSETS*        NET ASSETS*
----                             ---------------    ----------------
Emerging Markets Value Trust...        1.00%             0.950%

(*)Aggregate Net Assets include the net assets of the Emerging Markets Value Trust, a series of John Hancock Trust, and the Emerging Markets Value Fund, a series of John Hancock Funds II.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
FUND                               NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
----                             --------------     ---------------     ----------------    ----------------     -------------
All Cap Growth.................       0.850%             0.850%              0.850%              0.825%              0.800%
Growth & Income................       0.675%             0.675%              0.675%              0.675%              0.675%

                                                        BETWEEN
                                      FIRST          $1 BILLION AND       EXCESS OVER
                                  $1 BILLION OF      $2 BILLION OF       $2 BILLION OF
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                              -------------      --------------      -------------
U.S. Large Cap.................       0.825%             0.725%              0.700%

                                      FIRST           EXCESS OVER
                                 $500 MILLION OF    $500 MILLION OF
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ---------------
Overseas Equity................       0.990%             0.850%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                   $50 MILLION      $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
FUND                              OF NET ASSETS        NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
----                              -------------     ---------------     ----------------    ----------------     -------------
Income & Value.................       0.800%             0.800%              0.800%              0.750%              0.750%
Money Market B.................       0.500%             0.500%              0.500%              0.470%              0.470%
500 Index B....................       0.470%             0.470%              0.470%              0.460%              0.460%

                                      FIRST            EXCESS OF
                                 $100 MILLION OF    $100 MILLION OF
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ---------------
International Equity Index B...       0.550%             0.530%

                                                        BETWEEN             BETWEEN
                                      FIRST         $500 MILLION AND     $1 BILLION AND        EXCESS OF
                                 $500 MILLION OF     $1 BILLION OF      $2.5 BILLION OF     $2.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS*        NET ASSETS*         NET ASSETS*         NET ASSETS*
----                             ---------------    ----------------    ---------------     ---------------
U.S. Core Trust................       0.780%             0.760%              0.750%              0.740%

*For the purposes of determining Aggregate Net Assets, the following net assets are included:
(a) the net assets of U.S. Core Trust, a series of John Hancock Trust,
(b) that portion of the net assets of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.
(c) the net assets of U.S. Core Fund, a series of John Hancock Funds III
(d) the net assets of Growth & Income Fund, a series of John Hancock Funds II
(e) that portion of the net assets of the Managed Fund, a series of John Hancock Funds II, that is managed by GMO.

                             ABSOLUTE RETURN TRUST

     The Absolute Return Trust pays the Adviser a management fee, which has two components: (a) a fee on assets invested in Affiliated Funds ("Affiliated Fund Assets") and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). Affiliated Funds are any fund of JHT, John Hancock Funds II or John Hancock Funds III, excluding the following JHT Funds: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Bond Index Trust B.

ADVISORY FEE ON AFFILIATED FUND ASSETS

     (a) The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Trust and the Absolute Return Fund, a series of John Hancock Funds II (collectively, the "Absolute Return Funds") determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Absolute Return Trust.

                                                        BETWEEN
                                      FIRST         $200 MILLION AND      EXCESS OVER
                                 $200 MILLION OF    $500 MILLION OF     $500 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
Absolute Return................       0.150%            0.1250%              0.100%

ADVISORY FEE ON OTHER ASSETS

     (b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Absolute Return Trust.

                                                        BETWEEN
                                      FIRST         $200 MILLION AND      EXCESS OVER
                                 $200 MILLION OF    $500 MILLION OF     $500 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------
Absolute Return................       0.600%             0.575%              0.500%

                  FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

     The Franklin Templeton Founding Allocation Trust pays the Adviser a management fee which has two components: (a) a fee on net assets invested in Affiliated Funds ("Affiliated Fund Assets") and (b) a fee on net assets not invested in Affiliated Funds ("Other Assets"). Affiliated Funds are any fund of John Hancock Trust, John Hancock Funds II and John Hancock Funds III excluding the following Funds: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B.

ADVISORY FEE ON AFFILIATED FUND ASSETS

     (a) The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the Franklin Templeton Founding Allocation Trust.

         NET ASSETS OF THE FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

   FIRST             EXCESS OVER
$500 MILLION         $500 MILLION
------------         ------------
   0.050%               0.040%

ADVISORY FEE ON OTHER ASSETS

     (b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Franklin Templeton Founding Allocation Trust determined in accordance with the following schedule, and that rate is applied to the Other Assets of the Franklin Templeton Founding Allocation Trust.

           NET ASSETS OF FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

   FIRST             EXCESS OVER
$500 MILLION         $500 MILLION
------------         ------------
   0.500%               0.490%

                                LIFESTYLE TRUSTS

                                       FIRST           EXCESS OVER
                                  $7.5 BILLION OF    $7.5 BILLION OF
                                     AGGREGATE          AGGREGATE
FUND                               NET ASSETS(1)      NET ASSETS(1)
----                              ---------------    ----------------
Lifestyle Aggressive............       0.050%             0.040%
Lifestyle Growth................       0.050%             0.040%
Lifestyle Balanced..............       0.050%             0.040%
Lifestyle Moderate..............       0.050%             0.040%
Lifestyle Conservative..........       0.050%             0.040%

---------------

(1)For purposes of determining Aggregate Net Assets, the net assets of:
Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, and Lifestyle Conservative Trust, each a series of John Hancock Trust and Lifestyle Aggressive Fund, Lifestyle Growth Fund, Lifestyle Balanced Fund, Lifestyle Moderate Fund, Lifestyle Conservative Fund, each a series of John Hancock Funds II, are included.

       FUNDS WHERE NET ASSETS NOT AGGREGATED WITH NET ASSETS OTHER FUNDS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                     ALL ASSET
FUND                                  LEVELS
----                                 ---------
Active Bond.....................       0.600%
Bond Index A....................       0.470%
Bond Index B....................       0.470%
Classic Value...................       0.800%
Global Bond.....................       0.700%
Index Allocation................       0.050%
Managed Trust...................       0.690%
Mutual Shares...................       0.960%
Real Return Bond................       0.700%
Special Value...................       0.950%
Total Return....................       0.700%

ADVISORY FEE WAIVERS

     Advisory Fee Waiver for All Funds of JHT Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Funds of JHT or otherwise reimburse the expenses of those Funds (the "Participating Funds") as set forth below (the "Reimbursement"). The Participating Funds are all Funds of JHT except the following:

     The five Lifestyle Trusts

     Absolute Return Trust

     American Bond Trust

     American Growth Trust

     American International Trust

     American Blue Chip Income and Growth Trust

     American Growth-Income Trust

     American Global Growth Trust

     American High-Income Bond Trust

     American New World Trust

     American Global Small Capitalization Trust

     American Asset Allocation Trust

     Money Market Trust B

     500 Index Trust B

     International Equity Index Trust B

     Bond Index Trust B

     Index Allocation Trust

     Franklin Templeton Founding Allocation Trust

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to JHT and approval of the Board of Trustees of JHT.

Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, Small Company Value, Spectrum Income and Real Estate Equity Trusts.

     T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction prior to November 1, 2006 was as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Over $750 million...........................................             5.0%

     As of November 1, 2006, the percentage reduction is as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Next $750 million...........................................             5.0%
Next $1.5 billion...........................................             7.5%
Over $3 billion.............................................            10.0%

     The Adviser has also voluntarily agreed to reduce the advisory fee for each
T. Rowe Fund by the amount that the subadvisory fee is reduced.

     This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

     Global and International Value Trusts. The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such Fund does not exceed 0.45% of the Fund's average net assets. These advisory fee waivers may be terminated at any time.

     Franklin Templeton Founding Allocation Trust. The Adviser has contractually agreed to reduce the advisory for the Franklin Templeton Founding Allocation Trust to the rates noted below until May 1, 2008. This reduction may be terminated any time after May 1, 2008.

     The advisory fee on Affiliated Fund Assets is: 0% of Affiliated Fund Assets

     The advisory fee on Other Assets is:

   FIRST       EXCESS OVER
$500 MILLION   $500 MILLION
------------   ------------
   0.450%         0.450%

     Real Return Bond Trust. The Adviser has voluntarily agreed to waive its advisory fee to the rates noted below. This waiver may be terminated at any time by the Adviser.

                                                                 FIRST       EXCESS OVER
                                                               $1 BILLION     $1 BILLION
                                                              OF AGGREGATE   OF AGGREGATE
PORTFOLIO                                                     NET ASSETS*    NET ASSETS*
---------                                                     ------------   ------------
Real Return Bond Trust......................................     0.700%         0.650%

*Aggregate Net Assets include the net assets of the Real Return Bond Trust, a series of John Hancock Trust, and the Real Return Bond Fund, a series of John Hancock Funds II.

VOLUNTARY EXPENSE LIMITATION

     All Funds Except the Lifestyle Trusts, Absolute Return Trust, Index Allocation Trust, Emerging Growth Trust, Global Trust, Income Trust, Mutual Shares Trust, Money Market Trust B, 500 Index Trust B, International Index Trust B, Bond

Index Trust B, JHT Feeder Funds and the Franklin Templeton Founding Allocation Trust, (the "Excluded Portfolios"). The Adviser has agreed to reduce its advisory fee for a class of shares of a Fund of JHT in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business.

Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class)

     - 0.050% in the case of the International Index Trust A and the 500 Index Trust,
     - 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust, the Total Stock Market Index Trust and Bond Index Trust A,
     - 0.75% in the case of the Emerging Markets Value Trust, International Opportunities Trust, International Small Cap Trust, Global Bond Trust, International Value Trust, Overseas Equity Trust, International Core Trust, Global Real Estate Trust, International Small Company Trust and Pacific Rim Trust,
     - 0.50% in the case of all other Funds except the Excluded Funds noted above.

     These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. These voluntary expense limitations may be terminated any time.

SPECIAL VALUE TRUST

     The Adviser has agreed to reduce its advisory fee for a class of shares of the Special Value Trust in an amount equal to the amount by which the Expenses of such class of the Special Value Trust exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Special Value Trust an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Special Value Trust excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions,
(g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Special Value Trust.

     Expense Limit (as a percentage of the average annual net assets of the Special Value Trust attributable to the class): 0.06%

     This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated any time.

CONTRACTUAL EXPENSE LIMITATION

     Money Market Trust B, 500 Index Trust B, International Index Trust B and Bond Index Trust B. JHT sells these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the expense table under "Fund Annual Expenses" reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" set forth under "Fund Annual Expenses" does not exceed the rate noted in the table below under "Net Fund Annual Expenses." A Fund's "Net Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

                                                              NET FUND
                                                               ANNUAL
FUND                                                          EXPENSES
----                                                          --------
Money Market Trust B........................................    0.28%
500 Index Trust B...........................................    0.25%
International Equity Index Trust B..........................    0.34%
Bond Index Trust B..........................................    0.25%

     Index Allocation Trust. The Adviser has contractually agreed to reimburse Expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust until May 1, 2008. Expenses includes all expenses of the Index Allocation Trust except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2008.

     Absolute Return Trust. The Adviser has agreed until May 1, 2008 to reduce its advisory fee for a class of shares of the Absolute Return Trust in an amount equal to the amount by which the Expenses of the class of the Absolute Return Trust exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Absolute Return Trust an amount necessary to ensure that such expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Absolute Return Trust excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) Underlying Fund expenses, (d) transfer agency fees and service fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This reimbursement may be terminated at any time after May 1, 2008.

     Expense Limit:

     - 0.05% of the average annual net assets of the Absolute Return Trust attributable to the class.

     Emerging Growth Trust, Global Trust, Income Trust, Mutual Shares
Trust. The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Funds of JHT noted below in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class)

     -  0.100% in the case of the Income Trust and the Mutual Shares Trust,

     -  0.150% in the case of the Global Trust, and

     -  0.250% in case of the Emerging Growth Trust.

     The Adviser has contractually agreed to reimburse expenses until May 1, 2008. This reimbursement may be terminated any time after May 1, 2008.

     Franklin Templeton Founding Allocation Trust. The Adviser has contractually agreed to reimburse the Fund's Expenses that exceed 0.025% of its average annual net assets. Expenses means all expenses of the Fund excluding:
(a) Rule 12b-1 fees, (b) Underlying Fund expenses, (c) taxes, (d) portfolio brokerage, (e) interest, and (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The Adviser has contractually agreed to reimburse Expenses until May 1, 2008. This reimbursement may be terminated any time after May 1, 2008.

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

     The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement is available in the Fund's annual report to shareholders for the year ended December 31, 2006. A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreements for the Small Cap Intrinsic Value, Franklin Templeton Founding Allocation, Income, Mutual Shares, Mid Cap Intersection and Emerging Markets Value Trusts will be available in JHT's semi-annual report to shareholders for the six-month period ended June 30, 2007.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

AIM CAPITAL MANAGEMENT, INC. ("AIM")

     AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

FUND                                                          PORTFOLIO MANAGERS
----                                                          ------------------
All Cap Growth Trust*.......................................  Lanny H. Sachnowitz
                                                              Kirk L. Anderson
                                                              James G. Birdsall
                                                              Robert J. Lloyd
Small Company Growth Trust**................................  Juliet S. Ellis
                                                              Juan R. Hartsfield

*The portfolio managers for the All Cap Growth Trust are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the Fund's portfolio.

**The portfolio managers for the Small Company Growth Trust are similarly assisted by the subadviser's Small Cap Core/ Growth Team.

      -- Kirk L. Anderson. Portfolio Manager; associated with AIM and/or its affiliates since 1994.

      -- James G. Birdsall. Portfolio Manager; associated with AIM and/or its affiliates since 1995.

      -- Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.

      -- Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

      -- Robert J. Lloyd. Portfolio Manager, associated with AIM/and or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).

      -- Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

     American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

FUND                                                          PORTFOLIO MANAGERS
----                                                          ------------------
Small Company Trust.........................................  Wilhelmine von Turk
                                                              Thomas P. Vaiana
                                                              Brian Ertley
Vista Trust.................................................  Glen A. Fogle
                                                              David M. Holland
                                                              Bradley J. Eixmann

      -- Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.

      -- Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.

      -- Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

      -- David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

      -- Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.

      -- Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK")

     BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock's offices are located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. BlackRock, Inc. is owned approximately 49% by Merrill Lynch & Co. ("ML & Co."), approximately 34% by The PNC Financial Services Group, Inc. ("PNC") and approximately 17% by employees and public shareholders. PNC is a diversified financial services organization with headquarters at 249 Fifth Avenue, One PNC Plaza, Pittsburgh, Pennsylvania 15222. ML & Co. is a financial services holding company with offices at World Financial Center, North Tower, 250 Vesey Street, New York, NY 10080. ML & Co. and PNC may be deemed "controlling persons" (as defined in the 1940 Act) of BlackRock, Inc. because of their ownership of the voting securities of BlackRock or their power to exercise a controlling influence over its management or policies.

FUND                                                          PORTFOLIO MANAGER
----                                                          -----------------
Large Cap Value Trust.......................................     Robert Doll

      -- Robert Doll. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

CAPITAL GUARDIAN TRUST COMPANY ("CGTC")

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     CGTC uses a multiple portfolio manager system in managing a portfolio's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio's objectives and policies. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
U.S. Large Cap Trust........................................  Multi-Manager System 1
Overseas Equity Trust.......................................  Multi-Manager System 2
Income & Value Trust........................................  Multi-Manager System 3

MULTI-MANAGER SYSTEM 1:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Terry Berkemeier                  15 years                    Portfolio Manager selecting equity securities
Senior Vice President, CGTC

Michael R. Ericksen               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC

Karen A. Miller                   16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

Theodore R. Samuels               25 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

Eugene P. Stein                   34 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC

MULTI-MANAGER SYSTEM 1:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Alan J. Wilson                    16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

MULTI-MANAGER SYSTEM 2:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC
Arthur J. Gromadzki               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President of Capital
International Research, Inc., an
affiliate of CGTC
Richard N. Havas                  20 years                    Portfolio Manager selecting equity securities
Senior Vice President of Capital
International Research, Inc. an
affiliate of CGTC
Seung Kwak                        4 years, 17 years with      Portfolio Manager selecting equity securities
Senior Vice President for         Zurich Scudder Investments
Capital International K.K., an
affiliate of CGTC
Nancy J. Kyle                     16 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC
John M. N. Mant                   16 years                    Portfolio Manager selecting equity securities
Executive Vice President of
Capital International Research,
Inc., an affiliate of CGTC
Lionel M. Sauvage                 19 years                    Portfolio Manager for equity securities
Director and Senior Vice
President, CGTC
Nilly Sikorsky                    44 years                    Portfolio Manager selecting equity securities
Chairman of Capital
International S.A., an affiliate
of CGTC
Rudolf M. Staehelin               25 years                    Portfolio Manager for equity securities
Senior Vice President of Capital
International Research, Inc., an
affiliate of CGTC

MULTI-MANAGER SYSTEM 3:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Terry Berkemeier                  15 years                    Portfolio Manager selecting equity securities
Vice President, CGTC
Christine Cronin                  10 years                    Portfolio Manager selecting fixed income securities
Vice President of Capital
Research Company, an affiliate
of CGTC
Michael R. Ericksen               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC
David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC
Michael D. Locke                  11 years                    Portfolio Manager selecting fixed income securities
Vice President of Capital
Research Company, an affiliate
of CGTC

MULTI-MANAGER SYSTEM 3:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
Karen A. Miller                   16 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President CGTC
James R. Mulally                  27 years                    Portfolio Manager selecting fixed income securities
Director and Senior Vice
President, CGTC
Wesley K. S. Phoa                 8 years                     Fixed-Income Quantitative
Vice President, CGTC
Theodore R. Samuels               25 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC
Eugene P. Stein                   34 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC
Alan J. Wilson                    15 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President, CGTC

CAPITAL RESEARCH MANAGEMENT COMPANY ("CRMC")

     CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1968.

     CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.

     The primary individual portfolio counselors for each of the funds are:

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
James K. Dunton          Growth-Income Fund -- 24    Senior Vice President and       Serves as an equity portfolio
Vice Chairman of the     years (since the fund's     Director, CRMC                  counselor for Growth-Income
Board                    inception)                                                  Fund and Blue Chip Income and
                         Blue Chip Income and        Investment professional for     Growth Fund
                         Growth Fund -- 7 years      46 years, all with CRMC or
                         (since the fund's           affiliate
                         inception)
Donald D. O'Neal         Growth-Income Fund -- 3     Senior Vice President and       Serves as an equity portfolio
President and Trustee    years                       Director, CRMC                  counselor for Growth-Income
                                                                                     Fund
                                                     Investment professional for
                                                     23 years, all with CRMC or
                                                     affiliate
Alan N. Berro            Asset Allocation Fund --    Vice President, CRMC            Serves as an equity portfolio
Senior Vice President    8 years                                                     counselor for Asset
                                                     Investment professional for     Allocation Fund
                                                     22 years in total; 17 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Abner D. Goldstine       Bond Fund -- 12 years       Senior Vice President and       Serves as a fixed-income
Senior Vice President    (since the fund's           Director, CRMC                  portfolio counselor for Bond
                         inception)                                                  Fund and High-Income Bond
                         High-Income Bond            Investment professional for     Fund
                         Fund -- 10 years            56 years in total; 41 years
                                                     with CRMC or affiliate
John H. Smet             Bond Fund -- 12 years       Senior Vice President, CRMC     Serves as a fixed-income
Senior Vice President    (since the fund's                                           portfolio counselor for Bond
                         inception)                  Investment professional for     Fund and U.S. Government/
                                                     26 years in total; 25 years     AAA-Rated Securities Fund
                                                     with CRMC or affiliate
Claudia P. Huntington    Growth-Income Fund -- 14    Senior Vice President, CRMC     Serves as an equity portfolio
Vice President           years (plus 5 years of                                      counselor for Growth-Income
                         prior experience as an      Investment professional for     Fund
                         investment analyst for      35 years in total; 33 years
                         the fund)                   with CRMC or affiliate
Robert W. Lovelace       Global Growth Fund -- 11    Chairman, Capital Research      Serves as an equity portfolio
Vice President           years (since the fund's     Company                         counselor for Global Growth
                         inception)                                                  Fund and New World Fund
                         New World Fund -- 9 years   Investment professional for
                         (since the fund's           23 years, all with CRMC or
                         inception)                  affiliate
Susan M. Tolson          High-Income Bond            Senior Vice President,          Serves as a fixed-income
Vice President           Fund -- 13 years (plus 2    Capital Research Company        portfolio counselor for High-
                         years of prior experience                                   Income Bond Fund and Asset
                         as an investment analyst    Investment professional for     Allocation Fund
                         for the fund)               20 years in total; 18 years
                         Asset Allocation Fund --    with CRMC or affiliate
                         8 years
David C. Barclay         High-Income Bond            Senior Vice President, CRMC     Serves as a fixed-income
                         Fund -- 15 years                                            portfolio counselor for High-
                         New World Fund -- 9 years   Investment professional for     Income Bond Fund, New World
                         (since the fund's           27 years in total; 20 years     Fund and Bond Fund
                         inception)                  with Capital Research and
                         Bond Fund -- 10 years       Management Company or
                                                     affiliate
Donnalisa Barnum         Growth Fund -- 5 years      Senior Vice President,          Serves as an equity portfolio
                                                     Capital Research Company        counselor for Growth Fund
                                                     Investment professional for
                                                     27 years in total; 22 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                     ADVISER (OR AFFILIATE)
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR        AND INVESTMENT EXPERIENCE     PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Gordon Crawford          Global Small                Senior Vice President, CRMC     Serves as an equity portfolio
                         Capitalization Fund -- 10                                   counselor for Global Small
                         years (since the fund's     Investment professional for     Capitalization Fund and
                         inception)                  37 years, all with CRMC or      Growth Fund
                         Growth Fund -- 14 years     affiliate
                         (plus 5 years of prior
                         experience as an
                         investment analyst for
                         the fund)
Mark H. Dalzell          Bond Fund -- 3 years        Senior Vice President,          Serves as a fixed-income
                                                     Capital Research Company        portfolio counselor for Bond
                                                                                     Fund
                                                     Investment professional for
                                                     30 years in total; 20 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                   ADVISER (OR AFFILIATE) AND
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR          INVESTMENT EXPERIENCE       PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Mark E. Denning          Global Small                Director, Capital Research      Serves as an equity portfolio
                         Capitalization Fund -- 10   and Management Company          counselor (primarily
                         years (since the fund's                                     non-U.S.) for Global Small
                         inception)                  Investment professional for     Capitalization Fund
                                                     26 years, all with CRMC or
                                                     affiliate

J. Blair Frank           Global Small                Vice President, Capital         Serves as an equity portfolio
                         Capitalization Fund -- 5    Research Company                counselor for Global Small
                         years                                                       Capitalization Fund and
                         Growth & Income Fund -- 1   Investment professional for     Growth & Income Fund
                         year                        15 years in total; 14 years
                                                     with CRMC or affiliate

Nick J. Grace            Global Growth Fund -- 6     Senior Vice President,          Serves as an equity portfolio
                         years (plus 4 years of      Capital Research Company        counselor for Global Growth
                         prior experience as an                                      Fund
                         investment analyst for      Investment professional for
                         the fund)                   18 years in total; 14 years
                                                     with CRMC or affiliate

J. Dale Harvey           Blue Chip Income and        Vice President, Capital         Serves as an equity portfolio
                         Growth Fund -- 3 years      Research and Management         counselor for Blue Chip
                                                     Company                         Income and Growth Fund
                                                     Investment professional for
                                                     19 years in total; 17 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                   ADVISER (OR AFFILIATE) AND
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR          INVESTMENT EXPERIENCE       PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Alwyn W. Heong           International Fund -- 12    Senior Vice President and       Serves as a non-U.S. equity
                         years                       Director, Capital Research      portfolio counselor for
                                                     Company                         International Fund
                                                     Investment professional for
                                                     20 years in total; 16 years
                                                     with CRMC or affiliate

Gregg E. Ireland         Growth Fund -- 2 years      Senior Vice President,          Serves as an equity portfolio
                                                     Capital Research and            counselor for Growth Fund
                                                     Management Company
                                                     Investment professional for
                                                     35 years, all with CRMC or
                                                     affiliate

Carl M. Kawaja           New World Fund -- 9 years   Senior Vice President,          Serves as an equity portfolio
                         (since the fund's           Capital Research Company        counselor for New World Fund
                         inception)
                                                     Investment professional for
                                                     20 years in total; 17 years
                                                     with Capital Research and
                                                     Management Company or
                                                     affiliate

Michael T. Kerr          Asset Allocation Fund --    Vice President, Capital         Serves as an equity portfolio
                         3 years Growth Fund -- 3    Research and Management         counselor for Asset
                         years                       Company                         Allocation Fund and Growth
                                                                                     Fund
                                                     Investment professional for
                                                     25 years in total; 23 years
                                                     with CRMC or affiliate

Sung Lee                 International Fund -- 2     Executive Vice President and    Serves as a non-equity
                         years                       Director, Capital Research      portfolio counselor for
                                                     Company                         International Fund
                                                     Investment professional for
                                                     14 years, all with CRMC or
                                                     affiliate

Jesper Lyckeus           International               Senior Vice President,          Serves as a non-U.S. equity
                         Fund -- less than 1 year    Capital Research Company;       portfolio counselor for
                         (plus 8 years of prior      Investment professional for     International Fund
                         experience as an            12 years in total; 11 years
                         investment analyst for      with CRMC of affiliate
                         the Fund)

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                   ADVISER (OR AFFILIATE) AND
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR          INVESTMENT EXPERIENCE       PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
Ronald B. Morrow         Growth Fund -- 5 years      Senior Vice President,          Serves as an equity portfolio
                         (plus 6 years of prior      Capital Research Company        counselor for Growth Fund
                         experience as an
                         investment analyst for      Investment professional for
                         the fund)                   40 years in total; 11 years
                                                     with CRMC or affiliate

James R. Mulally         Asset Allocation Fund --    Senior Vice President,          Serves as a fixed-income
                         2 years                     Capital International Limited   portfolio counselor for Asset
                                                                                     Allocation Fund
                                                     Investment professional for
                                                     32 years in total; 28 years
                                                     with CRMC or affiliate

                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR                                   ADVISER (OR AFFILIATE) AND
FOR THE SERIES/TITLE        PORTFOLIO COUNSELOR          INVESTMENT EXPERIENCE       PORTFOLIO COUNSELOR'S ROLE IN
(IF APPLICABLE)          EXPERIENCE IN THE FUND(S)      DURING PAST FIVE YEARS         MANAGEMENT OF THE FUND(S)
--------------------     -------------------------   -----------------------------   -----------------------------
C. Ross Sappenfield      Growth-Income Fund -- 9     Vice President, Capital         Serves as an equity portfolio
                         years                       Research and Management         counselor for Growth-Income
                         Blue Chip Income and        Company                         Fund and Blue Chip Income and
                         Growth Fund -- 7 years                                      Growth Fund
                         (since the fund's           Investment professional for
                         inception)                  16 years, all with CRMC or
                                                     affiliate

Steven T. Watson         Global Growth Fund -- 5     Senior Vice President and       Serves as an equity portfolio
                         years (plus 4 years of      Director, Capital Research      counselor for Global Growth
                         prior experience as an      Company                         Fund and Global Growth and
                         investment analyst for                                      Income Fund
                         the fund)                   Investment professional for
                                                     21 years in total; 18 years
                                                     with CRMC or affiliate

     Additional information regarding the portfolio managers' compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

CLEARBRIDGE ADVISORS, LLC ("CLEARBRIDGE")

     ClearBridge, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Special Value Trust............................  Peter J. Hable

      -- Peter J. Hable is a Managing Director and Senior Portfolio Manager at ClearBridge Advisors. Mr. Hable has 23 years of investment industry experience. Presently, Mr. Hable is the fund manager for Legg Mason Partners Small Cap Value Fund and co-manager for Legg Mason Partners Fundamental Value Fund.

DAVIS SELECTED ADVISERS, L.P. ("DAVIS")

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Financial Services Trust.......................  Kenneth Charles Feinberg
                                                 Charles Cavanaugh
Fundamental Value Trust........................  Christopher C. Davis
                                                 Kenneth Charles Feinberg

      -- Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.

      -- Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

      -- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH, LLC ("DECLARATION")

     Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Active Bond Trust..............................  Peter Farley
                                                 James E. Shallcross
Managed Trust..................................  Peter Farley
                                                 James E. Shallcross
Short-Term Bond Trust..........................  Peter Farley
                                                 James E. Shallcross
Bond Index Trust A.............................  Peter Farley
                                                 James E. Shallcross
Bond Index Trust B.............................  Peter Farley
                                                 James E. Shallcross

      -- Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research.

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, sits on the Investment Committee and is a firm principal.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")

     DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

     DIMA RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DIMA RREEF has provided real estate investment management services to institutional investors since 1975.

     RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

     Deutsche Investments Australia Limited, an investment management affiliate of DIMA located at Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

     Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DIMA located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

     Deutsche Asset Management International GmbH ("DeAMi"), an investment management affiliate of DIMA located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. DeAMi has been a registered investment adviser since 1983.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
All Cap Core Trust.............................  Julie Abbett
                                                 Jin Chen
                                                 Robert Wang
Dynamic Growth Trust...........................  Robert Janis
Global Real Estate Trust.......................  John F. Robertson
                                                 Daniel Ekins
                                                 John Hammond
                                                 Kurt Klauditz
                                                 William Leung
                                                 John W. Vojticek
Real Estate Securities Trust...................  Jerry W. Ehlinger
                                                 John F. Robertson
                                                 John W. Vojticek
                                                 Asad Kazim

      -- Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.

      -- Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity -- Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

      -- Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.

      -- Robert Wang. Managing Director and Global Head of Quantitative Strategies -- Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

      -- Jerry W. Ehlinger. Managing Director -- Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

      -- John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.

      -- Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

      -- John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.

      -- John W. Vojticek. Partner -- Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.

      -- Asad Kazim. Vice President -- Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

      -- Kurt Klauditz. Director and Head of Liquid Assets and Financing; joined DIMA in 2000 and has over 15 years of industry experience.

      -- William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.

DIMENSIONAL FUND ADVISORS ("DIMENSIONAL")

     Dimensional was organized in May 1981 as "Dimensional Fund Advisors, Inc.", a Delaware corporation, and in November 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

     Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

     In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding fund management, including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
International Small Company Trust..............  Karen E. Umland
Emerging Markets Value Trust...................  Karen E. Umland

      --   Karen E. Umland, Vice President; joined Dimensional in 1993.

FRANKLIN ADVISERS

     Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Income Trust...................................  Edward D. Perks, CFA
                                                 Charles B. Johnson

      -- Edward D. Perks is a senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.

      -- Charles B. Johnson is Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

FRANKLIN MUTUAL ADVISERS ("FRANKLIN MUTUAL")

     Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Mutual Shares Trust............................  Peter Langerman
                                                 F. David Segal, CFA
                                                 Deborah A. Turner, CFA

      -- Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been co-portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

      -- F. David Segal has been co-portfolio manager of the Fund since its inception. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

      -- Deborah A. Turner >has been the assistant portfolio manager of the Fund since its inception. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

     GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of December 31, 2006, GMO managed on a worldwide basis more than $127 billion for institutional investors such as pension plans, endowments and foundations.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Growth Trust...................................  U.S. Quantitative Investment Division
Growth Opportunities Trust.....................  U.S. Quantitative Investment Division
International Growth Trust.....................  International Quantitative Investment Division
Intrinsic Value Trust..........................  U.S. Quantitative Investment Division
Managed Trust..................................  U.S. Quantitative Investment Division
U.S. Multi Sector Trust........................  U.S. Quantitative Investment Division
Value Opportunities Trust......................  U.S. Quantitative Investment Division
U.S. Core Trust................................  U.S. Quantitative Investment Division
International Core Trust.......................  International Quantitative Investment Division

     U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

      -- Sam Wilderman. Senior member of the division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

     Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolios, and monitors cash flows.

     International Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

      -- Dr. Thomas Hancock. Director of international equity management; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolio, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE")

     Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC ("Convergent"). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Small Cap Trust................................  Charles S. Glovsky
Growth & Income Trust..........................  John C. Forelli
                                                 Jay C. Leu

      -- Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

      -- John C. Forelli, CFA (since 2005). Mr. Forelli is a Senior Vice President and Director of Large Cap Core Strategies. He is a senior portfolio manager and has been in the industry since 1984. He joined Independence in 1990. Previously, he worked for Prudential Securities. He has a BA from Dartmouth College and an MBA from the Tuck School at Dartmouth. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.

      -- Jay C. Leu, CFA (since 2005). Mr. Leu is a Senior Vice President and a Director of Large Cap Core strategies. He is a senior portfolio manager and has been in the industry since 1987. He joined Independence in 1997. Previously, he worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors. He has a BS from the Massachusetts Institute of Technology (MIT) and an MS in Management from the Sloan School of

           Management at MIT. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute, and the Boston Security Analysts Society.

JENNISON ASSOCIATES LLC ("JENNISON")

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Capital Appreciation Trust.....................  Michael A. Del Balso
                                                 Kathleen A. McCarragher
                                                 Spiros Segalas

      -- Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He has managed the Fund since November 2000.

      -- Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since November 2000.

      -- Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since November 2000.

     Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

     The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

LEGG MASON CAPITAL MANAGEMENT, INC. ("LEGG MASON")

     Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
Core Equity Trust..............................  Mary Chris Gay(*)

(*)Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund's investment objectives, restrictions, cash flows and other considerations.

      -- Mary Chris Gay. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

LORD, ABBETT & CO. LLC ("LORD ABBETT")

     Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
All Cap Value Trust............................  Robert P. Fetch
                                                 Howard E. Hansen
Mid Cap Value Trust............................  Howard E. Hansen
                                                 Edward K. von der Linde

      -- Robert P. Fetch. Partner and Director -- Small-Cap Value; joined Lord Abbett in 1995.

      -- Howard E. Hansen. Partner and Portfolio Manager -- Mid Cap Value; joined Lord Abbett in 1995.

      -- Edward K. von der Linde. Partner and Director -- Mid Cap Value; joined Lord Abbett in 1988.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

     Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
International Opportunities Trust..............  James G. Gendelman

      -- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

     MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Utilities Trust................................  Robert D. Persons
                                                 Maura A. Shaughnessy

      -- Robert D. Persons. Vice President, focusing primarily on debt securities; joined MFS in 2000.

      -- Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC ("MFC GLOBAL (U.S.)")

     MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
Emerging Growth Trust..........................  Henry E. Mehlman
                                                 Alan E. Norton
Active Bond Trust..............................  Barry H. Evans
                                                 Howard C. Greene
                                                 Jeffrey N. Given
Strategic Income Trust.........................  Daniel S. Janis, III
                                                 John F. Iles
                                                 Barry H. Evans
High Income Trust..............................  Arthur N. Calavritinos
Small Cap Intrinsic Value Trust................  Timothy E. Keefe, CFA
                                                 Timothy M. Mallo

      -- Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

      -- Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

      -- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

      -- Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

      -- John F. Iles. Vice President, joined MFC Global (U.S.) in December, 2005, previously a Vice President at John Hancock. He joined John Hancock in 1999.

      -- Barry H. Evans. Senior Vice President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.

      --   Arthur N. Calavritinos, Vice President; joined MFC Global (U.S.) in
           1988.

      --   Jeffrey N. Given, Vice President; joined MFC Global (U.S.) in 1993.

      -- Timothy E. Keefe, CFA. Senior Vice President and Chief Equity Officer, MFC Global (U.S.) (since 2005); Senior Vice President and Chief Equity Officer, John Hancock Advisers, LLC (2004-2005); Partner and portfolio manager, Thomas Weisel Partners (2000-2004).

      --   Timothy M. Mallo.  Second Vice President, MFC Global (U.S.) (since
           2005); Second Vice President, John Hancock Advisers, LLC (2004-2005); Investment Analyst, Thomas Weisel Partners (2000-2004).

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
500 Index Trust................................  Carson Jen
                                                 Narayan Ramani
500 Index Trust B..............................  Carson Jen
                                                 Narayan Ramani
Money Market Trust.............................  Maralyn Kobayashi
                                                 Faisal Rahman
Money Market Trust B...........................  Maralyn Kobayashi
                                                 Faisal Rahman
Mid Cap Index Trust............................  Carson Jen
                                                 Narayan Ramani
Pacific Rim Trust..............................  Pauline Dan

Quantitative All Cap Trust.....................  Harpreet Singh
                                                 Chris Hensen
                                                 Brett Hryb
Quantitative Mid Cap Trust.....................  Norman Ali
                                                 Rhonda Chang
Quantitative Value Trust.......................  Chris Hensen
                                                 Brett Hryb
                                                 Harpreet Singh
Small Cap Index Trust..........................  Carson Jen
                                                 Narayan Ramani
Total Stock Market Index Trust.................  Carson Jen
                                                 Narayan Ramani
Absolute Return Trust..........................  Steve Orlich
                                                 James Robertson
Lifestyle Trusts...............................  Steve Orlich

Index Allocation Trust.........................  Steve Orlich

Franklin Templeton Founding Allocation Trust...  Steve Orlich

      -- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

      -- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

      -- Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

      -- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

      -- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

      -- Carson Jen. Vice President, Index Operations, at MFC Global (U.S.A.); joined MFC Global (U.S.A.) in 1997.

      -- Maralyn Kobayashi, Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.

      --   Faisal Rahman CFA, Portfolio Managers joined MFC Global (U.S.A.) in
           2001.

      -- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

      -- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

      -- Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

      -- James Robertson (since May 2006). Vice President, Investments, at MFC Global Investment Management. He joined MFC Global in 2000 (in a consulting capacity prior to 2004).

MORGAN STANLEY INVESTMENT MANAGEMENT INC. DOING BUSINESS AS VAN KAMPEN ("VAN KAMPEN")

     Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Value Trust....................................  James Gilligan (Lead Manager)
                                                 Thomas Bastian
                                                 Thomas R. Copper
                                                 James Roeder
                                                 Sergio Marcheli

      --   James Gilligan.  Portfolio Manager; joined Van Kampen in 1985.

      -- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

      --   Thomas R. Copper.  Portfolio Manager; joined Van Kampen in 1986.

      --   James Roeder.  Portfolio Manager; joined Van Kampen in 1999.

      -- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

      --   Mark Laskin.  Portfolio Manger; joined Van Kampen in 2000.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

     Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, Munder acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2006, the ownership of Munder Capital Management was as follows: Munder Capital employees own 19.1% with an opportunity to grow to approximately 35% within five years; Crestview Partners GP, L.P. and its affiliates own 69.8%; and two other minority interest equity investors own 5.55% each.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Small Cap Opportunities Trust..................  Robert E. Crosby
                                                 Julie R. Hollinshead
                                                 John P. Richardson

      --   Robert E. Crosby.  Senior Portfolio Manager; joined Munder in 1993.

      --   Julie R. Hollinshead.  Senior Portfolio Manager; joined Munder in
           1995.

      -- John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Global Bond Trust..............................  Sudi Mariappa
Real Return Bond Trust.........................  John B. Brynjolfsson
Total Return Trust.............................  William H. Gross

      -- John B. Brynjolfsson, CFA. Mr. Brynjolfsson is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities.

      -- William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.

      -- Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

PZENA INVESTMENT MANAGEMENT, LLC ("PZENA")

     Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2007, the majority interest in Pzena was owned by the firm's four managing principals:

Richard S. Pzena                        Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz                           Managing Principal, Co-Chief Investment Officer
William L. Lipsey                       Managing Principal, Marketing & Client Services
A. Rama Krishna                         Managing Principal, Portfolio Manager

     In addition, nineteen additional employees owned interests in the firm as of January 1, 2007. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

FUND                                                 PORTFOLIO MANAGERS
----                                                 ------------------
Classic Value Trust................................  Richard S. Pzena
                                                     John P. Goetz
                                                     Antonio DeSpirito, III

      -- Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

      -- John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.

      -- Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

RCM CAPITAL MANAGEMENT LLC ("RCM")

     RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC ("US Holdings"). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG ("AGI"). AGI, in turn, is owned by Allianz SE ("Allianz").

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Emerging Small Company Trust...................  Thomas J. Ross
                                                 Louise M. Laufersweiler
Science & Technology Trust.....................  Walter C. Price
                                                 Hauchen Chen

      -- Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank's dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years' experience encompassing equity research and portfolio management.

      -- Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.

      -- Walter C. Price, CFA (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

      -- Huachen Chen, CFA (since 2006). Senior Analyst and Co-Portfolio Manager. Mr Chen joined RCM in 1984 and since 1990 had extensive portfolio responsibilities for technology and capital goods stocks.

RIVERSOURCE INVESTMENTS, LLC ("RIVERSOURCE INVESTMENTS")

     RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Investments funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investment products.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Mid Cap Value Equity Trust.....................  Steve Schroll
                                                 Laton Spahr
                                                 Warren Spitz
                                                 Paul Stocking

      -- Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.

      -- Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.

      -- Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.

      -- Paul Stocking, Associate Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSGA FUNDS MANAGEMENT, INC. ("SSGA FM")

     SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2006, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2006, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
International Equity Index Trust A.............  Jeffrey Beach
                                                 Thomas Coleman
International Equity Index Trust B.............  Jeffrey Beach
                                                 Thomas Coleman

      --   Jeffrey Beach.  Principal; joined SSgA FM in 1986.

      --   Thomas Coleman.  Principal; joined SSgA FM in 1998.

SUSTAINABLE GROWTH ADVISERS, L.P. ("SGA")

     SGA is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
U.S. Global Leaders Growth Trust...............  George P. Fraise
                                                 Gordon M. Marchand
                                                 Robert L. Rohn

      -- George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

      -- Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

      -- Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003). From 1988 through 1991 he was Vice President with Yeager, Wood and Marshall, Inc., where he was a member of the Investment Policy Committee.

TEMPLETON GLOBAL ADVISORS LIMITED ("TEMPLETON GLOBAL")

     Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Global Trust...................................  Jeffrey A. Everett
                                                 Murdo Murchison
                                                 Lisa Myers

      -- Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

      -- Murdo Murchison. Lead Portfolio Manager; Executive Vice President; joined Templeton in 1993.

      --   Lisa Myers. Vice President; joined Templeton in 1996.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

     Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
International Small Cap Trust..................  Tucker Scott
                                                 Cindy Sweeting
                                                 Peter Nori
                                                 Neil Devlin
International Value Trust......................  Tucker Scott
                                                 Cindy Sweeting
                                                 Peter Nori
                                                 Neil Devlin

      -- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

      -- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

      -- Peter Nori. Executive Vice President, joined Templeton in 1994; previously worked at Franklin since 1987.

      -- Neil Devlin. Senior Vice President, joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2006, T. Rowe Price and its affiliates managed over $334.7 billion for over ten million individual and institutional investor accounts.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Blue Chip Growth Trust.........................  Larry J. Puglia
Equity-Income Trust............................  Brian C. Rogers
Health Sciences Trust..........................  Kris H. Jenner
Science & Technology Trust.....................  Michael F. Sola
Small Company Value Trust......................  Preston G. Athey
Spectrum Income Trust..........................  Team*
Real Estate Equity Trust.......................  David Lee
Mid Value Trust................................  David J. Wallack

      --   Preston G. Athey.  Vice President; joined T. Rowe Price in 1978.

      -- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

      --   Larry J. Puglia.  Vice President; joined T. Rowe Price in 1990.

      --   Brian C. Rogers.  Vice President; joined T. Rowe Price in 1982.

      -- Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.

      --   David Lee.  Vice President; joined T. Rowe Price in 1993.

      -- David J. Wallack (since May 2005). Mr. Wallack joined T. Rowe Price in 1990 and is a Vice President.

*Team. The Spectrum Income Trust is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund's portfolio and developing and executing the Fund's investment program.

     Edmund M. Notzon III is Chairman of the Spectrum Income Trust Investment Advisory Committee and is responsible for implementing and monitoring the Fund's overall investment strategy, as well as the allocation of the Fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

     The Committee members with the most significant responsibilities for managing the Fund's assets are:

      -- Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund's investment grade bond investments.

      -- Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund's investments in high-yield debt securities.

      -- Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.

      -- Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund's dividend-paying common stock and value stock investments.

      -- Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the Fund's mortgage-backed and mortgage-related investments.

     The Mid Value Trust is managed by an investment advisory committee chaired by Mr. Wallack. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the portfolio's investment program.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

     UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Global Allocation Trust........................  Brian D. Singer
Large Cap Trust................................  John Leonard
                                                 Thomas Cole
                                                 Thomas Digenan
                                                 Scott Hazen

     Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

     Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990.

     John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Trust. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

     John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

     Thomas M. Cole is Head of Research -- North American Equities and a Managing Director of UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

     Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

     Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

     JHT's SAI provides additional information about the compensation, any other accounts managed, and any Fund shares held by Messrs. Singer, Leonard, Cole, Digenan and Hazen.

UST ADVISERS, INC. ("USTAI")

     USTAI is a wholly-owned subsidiary of United States Trust Company, National Association ("USTCNA"), a national banking association. USTCNA is a wholly-owned subsidiary of U.S. Trust Corporation, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"), both of which are financial holding companies. Charles R. Schwab is the founder, Chairman, Director and a significant shareholder of Schwab and, as a result of these positions and share ownership, may be deemed to be a controlling person of Schwab and its subsidiaries. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Value & Restructuring Trust....................  David J. Williams
                                                 Timothy Evnin
                                                 John McDermott

      -- David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.

      -- Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

      -- John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Investment Quality Bond Trust..................  Thomas L. Pappas, CFA
                                                 Christopher L. Gootkind, CFA
                                                 Christopher A. Jones, CFA
Mid Cap Intersection Trust.....................  Doris T. Dwyer
                                                 David J. Elliott
Mid Cap Stock Trust............................  Michael T. Carmen, CFA, CPA
                                                 Mario E. Abularach, CFA
Natural Resources Trust........................  Karl E. Bandtel
                                                 James A. Bevilacqua
Small Cap Growth Trust.........................  Steven C. Angeli, CFA
                                                 Mario E. Abularach, CFA
                                                 Stephen Mortimer
Small Cap Value Trust..........................  Timothy J. McCormack, CFA
                                                 Stephen T. O'Brien, CFA
                                                 Shaun F. Pedersen

      -- Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.

      -- Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.

      -- James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

      -- Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Trust since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

      -- David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Trust since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.

      -- Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.

      -- Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.

      -- Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.

      -- Stephen T. O'Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.

      -- Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.

      -- Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).

WELLS CAPITAL MANAGEMENT, INCORPORATED ("WELLS CAPITAL")

     Wells Capital, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Core Bond Trust................................  William Stevens
U.S. High Yield Bond Trust.....................  Phil Susser
                                                 Niklas Nordenfelt

      -- William Stevens. Senior Portfolio Manager and head of the Montgomery Fixed Income team at Wells Capital; joined Wells Capital in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

      -- Phil Susser is a Portfolio Manager in the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

      -- Niklas Nordenfelt is currently senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team at Wells Capital Management. Niklas joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003 as investment strategist. Niklas began his investment career in 1991 and has managed portfolios ranging from quant-active and tactical asset allocation strategies to domestic and international index funds. Previous to joining Sutter, Niklas was at Barclays Global Investors from 1996-2002 where he was a principal working on their international and emerging markets equity strategies. Prior to this, Niklas was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He received his bachelor's degree in economics from the University of California, Berkeley and is a CFA charterholder.

WESTERN ASSET MANAGEMENT COMPANY ("WESTERN")

     Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of 12/31/06, Western's current client base totals 739, representing 45 countries, 1,402 accounts, and $574.6 billion in assets.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
U.S. Government Securities Trust...............  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mark S. Lindbloom
                                                 Ronald D. Mass
                                                 Frederick R. Marki
High Yield Trust...............................  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mike Buchanan
                                                 Timothy J. Settel
                                                 Ian R. Edmonds
Strategic Bond Trust...........................  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Keith J. Gardner
                                                 Matthew C. Duda
                                                 Mike Buchanan

      -- S. Kenneth Leech. Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.

      -- Steven A. Walsh. Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.

      -- Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.

      -- Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.

      -- Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.

      -- Michael C. Buchanan. Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

      -- Timothy J. Settel. Portfolio Manager/Research Analyst, joined Western in 2001. Prior to Western, Mr. Settel worked for Lazard Freres & Co. Portfolio Manager, 1995-2001 and Bear Stearns Mortgage Analyst, 1993-1995.

      -- Ian R. Edmonds. Research Analyst, joined Western in 1994. Prior to Western Mr. Edmonds worked for Bacon & Woodrow Actuary, 1990-1994.

      -- Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.

      -- Matthew C. Duda. Research Analyst, joined Western in 2001. Prior to Western, Mr. Duda worked for Credit Suisse-First Boston Corporation Vice President and Investment Strategist, 1997-2001; Union Bank of Switzerland Investment Strategist and Research Associate, 1997-1997; Lehman Brothers Investment Strategist and Research Associate, 1996-1997; New York City Economic Development Corporation Graduate Research Associate, 1995-1996 and Merrill Lynch & Co. Emerging Markets Debt Analyst, 1993-1995.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV Shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I, Series II and Series III shares.

     Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

     The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12b-1 PLANS OF EACH CLASS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of 0.35% of Series I share average daily net assets. In addition, each Fund invests in Class 2 of its corresponding American Fund Master Fund that pays a Rule 12b-1 fee of 0.25% of average net assets of the master fund.

      -- American Global Growth Trust, American Global Small Capitalization Trust, American New World Trust, American Asset Allocation Trust and American High-Income Bond Trust are subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

     Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of 0.50% of Series II share average daily net assets. In addition, each Fund invests in Class 2 of its corresponding American Fund Master Fund that pays a Rule 12b-1 fee of 0.25% of average net assets of the master fund.

      -- American Global Growth Trust, American Global Small Capitalization Trust, American New World Trust, American Asset Allocation Trust and American High-Income Bond Trust are subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

     Series III shares of the following Funds are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust and American New World Trust. Series III shares of the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth-Income Trust, American Growth Trust and American International Trust are not subject to a Rule 12b-1 fee, but these Funds invest in Class 2 shares of their corresponding American Fund Master Fund, which is subject to a 0.25% Rule 12b-1 fee.

     Rule 12b-1 fees will be paid to the JHT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor"). The Distributor receives a distribution and/or service fee from the following American Fund Master Funds:

Growth Fund, International Fund, Growth-Income Fund, Bond Fund and Blue Chip Income and Growth Fund, at an annual rate of 0.25% of the average daily net assets of Class 2 shares of the master fund attributable to variable insurance and annuity contracts issued or administered by certain insurance companies affiliated with the Adviser (the "John Hancock Insurance Companies"). In turn, the Distributor pays American Funds Distributors, Inc. ("AFD") a marketing expense allowance for AFD's marketing assistance equal to 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by the John Hancock Insurance Companies.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS

     Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

     The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

     Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

FOREIGN INVESTMENTS

     When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO JHT

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the SAI for additional information on taxes.

DIVIDENDS

     JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV

     The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current NAV of the shares of the Fund,

          (ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAVs per share of all Funds, except the Money Market Trust, are computed by:

          (i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities

     Securities held by each of the Funds, except securities held by the Money Market Trust, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. Underlying Funds shares held by a fund of funds and by the JHT Feeder Funds are valued at their NAV. The JHT Feeder Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this Prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

DISRUPTIVE SHORT TERM TRADING

     None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a Fund's holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the Funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

     Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target Funds with the following types of investments:

          1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

          2. Funds with significant investments in high yield securities that are infrequently traded; and

          3. Funds with significant investments in small cap securities.

     Market timers may also target Funds with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The SAI of JHT contains a description of JHT's policies and procedures regarding disclosure of JHT portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     Each of the Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust and the Index Allocation Trust invests in shares of other Funds. The holdings of each Lifestyle Trust, Franklin Templeton Founding Allocation Trust and Index Allocation Trust in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Trust, the Franklin Templeton Founding Allocation Trust or the Index Allocation Trust. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.

    www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF JHT

     Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

     Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

     John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

     The financial statements of JHT as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT's financial statements, in JHT's annual report which has been incorporated by reference into the SAI and is available upon request.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  ACTIVE BOND
                                             ------------------------------------------------------
                                                     SERIES I                     SERIES II
                                             ------------------------      ------------------------
                                                   PERIOD ENDED                  PERIOD ENDED
                                                   DECEMBER 31,                  DECEMBER 31,
                                             ------------------------      ------------------------
                                               2006          2005(A)         2006          2005(A)
                                             ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.60          $9.72          $9.60
Net investment income (loss)(H)                  0.44           0.29           0.41           0.28
Net realized and unrealized gain (loss) on
investments                                     (0.02)         (0.14)         (0.01)         (0.14)
                                             ---------      ---------      ---------      ---------
Total from investment operations                 0.42           0.15           0.40           0.14
                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)             -          (0.25)             -
From net realized gain                              -          (0.02)             -          (0.02)
                                             ---------      ---------      ---------      ---------
                                                (0.27)         (0.02)         (0.25)         (0.02)
                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.88          $9.73          $9.87          $9.72
                                             =========      =========      =========      =========
       TOTAL RETURN (%)(K)                       4.42(L)(Y)     1.59(M)        4.21(L)(Y)     1.49(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $139           $166           $553           $559
Ratio of net expenses to average net assets
(%)                                              0.69           0.72(R)        0.89           0.92(R)
Ratio of gross expenses to average net
assets (%)                                       0.69(P)        0.72(R)        0.89(P)        0.92(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.53           4.33(R)        4.28           4.25(R)
Portfolio turnover (%)                            207            305(X)         207            305(X)

                                                                        ACTIVE BOND
                                             ------------------------------------------------------------------
                                                                         SERIES NAV
                                             ------------------------------------------------------------------

                                                                 PERIOD ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                               2006          2005(F)        2004(G)     2003(G)        2002(G)
                                             ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.63          $9.64       $9.70           $9.55
Net investment income (loss)(H)                  0.40(H)        0.43(H)        0.34        0.43            0.50
Net realized and unrealized gain (loss) on
investments                                      0.03          (0.19)          0.11        0.18            0.18
                                             ---------      ---------      ---------   ---------      ---------
Total from investment operations                 0.43           0.24           0.45        0.61            0.68
                                             ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)         (0.12)         (0.34)      (0.43)          (0.53)
From net realized gain                              -          (0.02)         (0.12)      (0.24)              -
                                             ---------      ---------      ---------   ---------      ---------
                                                (0.27)         (0.14)         (0.46)      (0.67)          (0.53)
                                             ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.89          $9.73          $9.63       $9.64           $9.70
                                             =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                       4.54(L)(Y)     2.54           4.75        6.48            7.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $1,774         $1,220         $1,002      $1,056            $987
Ratio of net expenses to average net assets
(%)                                              0.64           0.70           0.70        0.70            0.69
Ratio of gross expenses to average net
assets (%)                                       0.64(P)        0.70           0.70        0.70            0.69
Ratio of net investment income (loss) to
average net assets (%)                           4.18           4.41           3.56        4.42            5.24
Portfolio turnover (%)                            207            305(X)         444         466(X)          291

(A)  Series I and Series II shares began operations on 4-29-05.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             ALL CAP CORE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.20         $15.89      $13.72      $10.43      $13.95
Net investment income (loss)(H)          0.20           0.11        0.11        0.06       (0.02)
Net realized and unrealized gain
(loss) on investments                    2.33           1.32        2.12        3.23       (3.50)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         2.53           1.43        2.23        3.29       (3.52)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.13)         (0.12)      (0.06)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.13)         (0.12)      (0.06)          -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $19.60         $17.20      $15.89      $13.72      $10.43
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              14.75(L)        9.08       16.33       31.54      (25.23)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $213           $228        $257        $264        $243
Ratio of net expenses to average
net assets (%)                           0.88           0.92        0.92        0.93        0.91
Ratio of gross expenses to average
net assets (%)                           0.88(P)        0.92        0.92        0.93        0.91
Ratio of net investment income
(loss) to average net assets (%)         1.08           0.70        0.75        0.49       (0.20)
Portfolio turnover (%)                    240            317         257         183         153

                                                             ALL CAP CORE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.13         $15.83      $13.69      $10.43       $13.64
Net investment income (loss)(H)          0.16           0.08        0.08        0.03        (0.02)
Net realized and unrealized gain
(loss) on investments                    2.32           1.32        2.11        3.23        (3.19)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         2.48           1.40        2.19        3.26        (3.21)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.10)      (0.05)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.09)         (0.10)      (0.05)          -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $19.52         $17.13      $15.83      $13.69       $10.43
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              14.54(L)        8.89       16.06       31.26       (23.53)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $11            $11         $13         $10           $4
Ratio of net expenses to average
net assets (%)                           1.08           1.12        1.12        1.13         1.11(R)
Ratio of gross expenses to average
net assets (%)                           1.08(P)        1.12        1.12        1.13         1.11(R)
Ratio of net investment income
(loss) to average net assets (%)         0.87           0.50        0.56        0.29        (0.19)(R)
Portfolio turnover (%)                    240            317         257         183          153

                                                           ALL CAP CORE
                                                     ------------------------
                                                            SERIES NAV
                                                     ------------------------
                                                           PERIOD ENDED
                                                           DECEMBER 31,
                                                     ------------------------
                                                       2006          2005(A)
                                                     ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $17.22         $15.22
Net investment income (loss)(H)                          0.24           0.10
Net realized and unrealized gain (loss) on
investments                                              2.29           1.90
                                                     ---------      ---------
Total from investment operations                         2.53           2.00
                                                     ---------      ---------
LESS DISTRIBUTIONS
From net investment income                              (0.13)             -
                                                     ---------      ---------
                                                        (0.13)             -
                                                     ---------      ---------
NET ASSET VALUE, END OF PERIOD                         $19.62         $17.22
                                                     =========      =========
       TOTAL RETURN (%)(K)                              14.77(L)       13.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $385              -(N)
Ratio of net expenses to average net assets (%)          0.83           0.88(R)
Ratio of gross expenses to average net assets (%)        0.83(P)        0.88(R)
Ratio of net investment income (loss) to average
net assets (%)                                           1.32           0.83(R)
Portfolio turnover (%)                                    240            317

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              ALL CAP GROWTH
                                    ------------------------------------------------------------------
                                                                 SERIES I
                                    ------------------------------------------------------------------
                                                        PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------------
                                      2006           2005           2004           2003        2002
                                    ---------      ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.73         $15.35         $14.41         $11.15      $14.75
Net investment income (loss)(H)            -(J)           -(J)           -(J)       (0.05)      (0.06)
Net realized and unrealized gain
(loss) on investments                   1.10           1.38           0.94           3.31       (3.54)
                                    ---------      ---------      ---------      ---------   ---------
Total from investment operations        1.10           1.38           0.94           3.26       (3.60)
                                    ---------      ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $17.83         $16.73         $15.35         $14.41      $11.15
                                    =========      =========      =========      =========   =========
       TOTAL RETURN (%)                 6.58(L)        8.99           6.52          29.24      (24.41)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $246           $288           $475           $520        $457
Ratio of net expenses to average
net assets (%)                          0.95           1.00           1.00           1.01        1.02
Ratio of gross expenses to average
net assets (%)                          0.95(P)        1.00           1.00           1.01        1.02
Ratio of net investment income
(loss) to average net assets (%)        0.03          (0.02)         (0.01)         (0.38)      (0.43)
Portfolio turnover (%)                   117             99             77             58          80

                                                           ALL CAP GROWTH
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.62         $15.28      $14.37      $11.14       $14.49
Net investment income (loss)(H)        (0.03)         (0.04)      (0.02)      (0.07)       (0.06)
Net realized and unrealized gain
(loss) on investments                   1.08           1.38        0.93        3.30        (3.29)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.05           1.34        0.91        3.23        (3.35)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $17.67         $16.62      $15.28      $14.37       $11.14
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)                 6.32(L)        8.77        6.33       28.99       (23.12)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $30            $34        $150         $87          $25
Ratio of net expenses to average
net assets (%)                          1.15           1.20        1.20        1.21         1.22(R)
Ratio of gross expenses to average
net assets (%)                          1.15(P)        1.20        1.20        1.21         1.22(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.17)         (0.24)      (0.11)      (0.58)       (0.54)(R)
Portfolio turnover (%)                   117             99          77          58           80

                                         ALL CAP GROWTH
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.75         $15.20
Net investment income (loss)(H)         0.01              -(J)
Net realized and unrealized gain
(loss) on investments                   1.10           1.55
                                    ---------      ---------
Total from investment operations        1.11           1.55
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $17.86         $16.75
                                    =========      =========
       TOTAL RETURN (%)                 6.63(L)       10.20(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $121            $69
Ratio of net expenses to average
net assets (%)                          0.90           0.91(R)
Ratio of gross expenses to average
net assets (%)                          0.90(P)        0.91(R)
Ratio of net investment income
(loss) to average net assets (%)        0.08           0.04(R)
Portfolio turnover (%)                   117             99

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           ALL CAP VALUE
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.70         $14.54      $12.58       $9.10      $12.61
Net investment income (loss)(H)         0.11           0.11        0.12        0.07        0.02
Net realized and unrealized gain
(loss) on investments                   1.68           0.67        1.88        3.42       (3.53)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.79           0.78        2.00        3.49       (3.51)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.15)         (0.08)      (0.04)      (0.01)          -(J)
From net realized gain                 (3.31)         (0.54)           -           -           -
                                    ---------      ---------   ---------   ---------   ---------
                                       (3.46)         (0.62)      (0.04)      (0.01)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.03         $14.70      $14.54      $12.58       $9.10
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.71(L)        5.71       15.96       38.36      (27.83)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $68            $70        $204        $184         $32
Ratio of net expenses to average
net assets (%)                          0.92           0.94        0.95        0.98        1.15
Ratio of gross expenses to average
net assets (%)                          0.92(P)        0.94        0.95        0.98        1.15
Ratio of net investment income
(loss) to average net assets (%)        0.86           0.78        0.94        0.64        0.15
Portfolio turnover (%)                    57             78          43          52          31

                                                           ALL CAP VALUE
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.66         $14.48      $12.54       $9.09       $12.56
Net investment income (loss)(H)         0.09           0.09        0.11        0.05         -(J)
Net realized and unrealized gain
(loss) on investments                   1.67           0.65        1.87        3.41        (3.47)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.76           0.74        1.98        3.46        (3.47)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)         (0.02)      (0.04)      (0.01)           -(J)
From net realized gain                 (3.31)         (0.54)           -           -           -
                                    ---------      ---------   ---------   ---------   ---------
                                       (3.43)         (0.56)      (0.04)      (0.01)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.99         $14.66      $14.48      $12.54        $9.09
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.53(L)        5.42       15.79       38.16       (27.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $66            $66        $192        $101           $7
Ratio of net expenses to average
net assets (%)                          1.12           1.14        1.15        1.18         1.34(R)
Ratio of gross expenses to average
net assets (%)                          1.12(P)        1.14        1.15        1.18         1.34(R)
Ratio of net investment income
(loss) to average net assets (%)        0.66           0.61        0.81        0.44         0.04(R)
Portfolio turnover (%)                    57             78          43          52           31

                                         ALL CAP VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.66         $14.55
Net investment income (loss)(H)         0.12           0.08
Net realized and unrealized gain
(loss) on investments                   1.68           0.69
                                    ---------      ---------
Total from investment operations        1.80           0.77
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.16)         (0.12)
From net realized gain                 (3.31)         (0.54)
                                    ---------      ---------
                                       (3.47)         (0.66)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $12.99         $14.66
                                    =========      =========
       TOTAL RETURN (%)(K)             13.82(L)        5.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $232           $127
Ratio of net expenses to average
net assets (%)                          0.87           0.87(R)
Ratio of gross expenses to average
net assets (%)                          0.87(P)        0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        0.93           0.68(R)
Portfolio turnover (%)                    57             78

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  [Annualized]

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                               AMERICAN BLUE CHIP INCOME AND GROWTH
                        ---------------------------------------------------
                                             SERIES I
                        ---------------------------------------------------
                                     PERIOD ENDED DECEMBER 31,
                        ---------------------------------------------------
                          2006           2005           2004       2003(A)
                        ---------      ---------      ---------   ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD       $16.00         $16.90         $15.46      $13.66
Net investment income
(loss)(V)                   0.13(H)        0.09(H)        0.04           -(J)
Net realized and
unrealized gain (loss)
on investments              2.54           0.89           1.40        1.80
                        ---------      ---------      ---------   ---------
Total from investment
operations                  2.67           0.98           1.44        1.80
                        ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment
income                     (0.09)         (0.05)             -           -
From net realized gain     (0.29)         (1.83)             -           -
                        ---------      ---------      ---------   ---------
                           (0.38)         (1.88)             -           -
                        ---------      ---------      ---------   ---------
NET ASSET VALUE, END
OF PERIOD                 $18.29         $16.00         $16.90      $15.46
                        =========      =========      =========   =========
       TOTAL RETURN
        (%)(K)             16.99           6.76           9.31       13.18(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $17             $7             $3          $1
Ratio of net expenses
to average net assets
(%)(Q)                      0.39           0.39           0.39        0.39(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               0.79           0.60           0.29       (0.39)(R)
Portfolio turnover (%)        15             10             54           -(M)(Z)

                               AMERICAN BLUE CHIP INCOME AND GROWTH
                        ---------------------------------------------------
                                             SERIES II
                        ---------------------------------------------------
                                     PERIOD ENDED DECEMBER 31,
                        ---------------------------------------------------
                          2006           2005           2004       2003(A)
                        ---------      ---------      ---------   ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD       $15.98         $16.85         $15.44       $12.50
Net investment income
(loss)(V)                   0.11(H)        0.07(H)        0.01            -(J)
Net realized and
unrealized gain (loss)
on investments              2.53           0.90           1.40         2.94
                        ---------      ---------      ---------   ---------
Total from investment
operations                  2.64           0.97           1.41         2.94
                        ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment
income                     (0.07)         (0.01)             -            -
From net realized gain     (0.29)         (1.83)             -            -
                        ---------      ---------      ---------   ---------
                           (0.36)         (1.84)             -            -
                        ---------      ---------      ---------   ---------
NET ASSET VALUE, END
OF PERIOD                 $18.26         $15.98         $16.85       $15.44
                        =========      =========      =========   =========
       TOTAL RETURN
        (%)(K)             16.79           6.66           9.13        23.52(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $198           $185           $180         $181
Ratio of net expenses
to average net assets
(%)(Q)                      0.54           0.53           0.54         0.54(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               0.63           0.47           0.05        (0.54)(R)
Portfolio turnover (%)        15             10             54            -(M)(Z)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(Z)  Less than 1%.

--------------------------------------------------------------------------------

                                         AMERICAN BOND
                        ------------------------------------------------
                              SERIES I                   SERIES II
                        ---------------------      ---------------------
                            PERIOD ENDED               PERIOD ENDED
                            DECEMBER 31,               DECEMBER 31,
                        ---------------------      ---------------------
                          2006       2005(A)         2006       2005(A)
                        ---------   ---------      ---------   ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD       $12.50      $12.36         $12.49      $12.50
Net investment income
(loss)(H)(V)                0.35       (0.01)          0.41       (0.02)
Net realized and
unrealized gain (loss)
on investments              0.47        0.15           0.40        0.01
                        ---------   ---------      ---------   ---------
Total from investment
operations                  0.82        0.14           0.81       (0.01)
                        ---------   ---------      ---------   ---------
NET ASSET VALUE, END
OF PERIOD                 $13.32      $12.50         $13.30      $12.49
                        =========   =========      =========   =========
       TOTAL RETURN
        (%)(K)              6.56        1.13(M)        6.49       (0.08)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $2           -(N)        $550        $148
Ratio of net expenses
to average net assets
(%)(Q)                      0.38        0.40(R)        0.53        0.55(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               2.73       (0.40)(R)       3.24       (0.55)(R)
Portfolio turnover (%)         1           2(M)           1           2(M)

(A) Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(N)  Less than $500,000.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    AMERICAN GROWTH
                                   ---------------------------------------------------------------------------------
                                                        SERIES I                                   SERIES II
                                   ---------------------------------------------------      ------------------------
                                                PERIOD ENDED DECEMBER 31,                   PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------      ------------------------
                                     2006           2005           2004       2003(A)         2006           2005
                                   ---------      ---------      ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $19.98         $17.28         $15.42      $13.94         $19.90         $17.24
Net investment income (loss)(V)        0.13(H)        0.10(H)       (0.01)          -(J)        0.07(H)        0.05(H)
Net realized and unrealized gain
(loss) on investments                  1.81           2.62           1.88        1.48           1.84           2.63
                                   ---------      ---------      ---------   ---------      ---------      ---------
Total from investment operations       1.94           2.72           1.87        1.48           1.91           2.68
                                   ---------      ---------      ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.06)             -              -           -          (0.04)             -
From net realized gain                (0.13)         (0.02)         (0.01)          -          (0.13)         (0.02)
                                   ---------      ---------      ---------   ---------      ---------      ---------
                                      (0.19)         (0.02)         (0.01)          -          (0.17)         (0.02)
                                   ---------      ---------      ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD       $21.73         $19.98         $17.28      $15.42         $21.64         $19.90
                                   =========      =========      =========   =========      =========      =========
       TOTAL RETURN (%)(K)             9.80          15.78          12.10       10.62(M)        9.64          15.59
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $99            $57            $17          $3         $1,485         $1,134
Ratio of net expenses to average
net assets (%)(Q)                      0.38           0.38           0.37        0.38(R)        0.53           0.53
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 0.62           0.54          (0.12)       0.04(R)        0.33           0.25
Portfolio turnover (%)                    3              3              1           1(M)           3              3

                                      AMERICAN GROWTH
                                   ---------------------
                                         SERIES II
                                   ---------------------
                                 PERIOD ENDED DECEMBER 31,
                                   ---------------------
                                     2004       2003(A)
                                   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $15.41      $12.50
Net investment income (loss)(V)       (0.04)          -(J)
Net realized and unrealized gain
(loss) on investments                  1.88        2.91
                                   ---------   ---------
Total from investment operations       1.84        2.91
                                   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                -           -
From net realized gain                (0.01)          -
                                   ---------   ---------
                                      (0.01)          -
                                   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $17.24      $15.41
                                   =========   =========
       TOTAL RETURN (%)(K)            11.91       23.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $708        $270
Ratio of net expenses to average
net assets (%)(Q)                      0.52        0.53(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                (0.30)      (0.23)(R)
Portfolio turnover (%)                    1           1(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                AMERICAN GROWTH-INCOME
                                                  ---------------------------------------------------
                                                                       SERIES I
                                                  ---------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                                  ---------------------------------------------------
                                                    2006           2005           2004       2003(A)
                                                  ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $17.81         $17.00         $15.55      $13.78
Net investment income (loss)(V)                       0.25(H)        0.27(H)        0.05        0.10
Net realized and unrealized gain (loss) on
investments                                           2.36           0.65           1.49        1.67
                                                  ---------      ---------      ---------   ---------
Total from investment operations                      2.61           0.92           1.54        1.77
                                                  ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.21)         (0.08)         (0.07)          -
From net realized gain                               (0.02)         (0.03)         (0.02)          -
                                                  ---------      ---------      ---------   ---------
                                                     (0.23)         (0.11)         (0.09)          -
                                                  ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $20.19         $17.81         $17.00      $15.55
                                                  =========      =========      =========   =========
       TOTAL RETURN (%)(K)                           14.80           5.44           9.96       12.84(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $20            $14             $9          $1
Ratio of net expenses to average net assets
(%)(Q)                                                0.38           0.38           0.37        0.38(R)
Ratio of net investment income (loss) to average
net assets (%)(V)                                     1.35           1.55           1.01        3.66(R)
Portfolio turnover (%)                                   2              1              1           2(M)

                                                                AMERICAN GROWTH-INCOME
                                                  ---------------------------------------------------
                                                                       SERIES II
                                                  ---------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                                  ---------------------------------------------------
                                                    2006           2005           2004       2003(A)
                                                  ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $17.77         $16.97         $15.53      $12.50
Net investment income (loss)(V)                       0.22(H)        0.24(H)        0.04        0.09
Net realized and unrealized gain (loss) on
investments                                           2.35           0.66           1.48        2.94
                                                  ---------      ---------      ---------   ---------
Total from investment operations                      2.57           0.90           1.52        3.03
                                                  ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.18)         (0.07)         (0.06)          -
From net realized gain                               (0.02)         (0.03)         (0.02)          -
                                                  ---------      ---------      ---------   ---------
                                                     (0.20)         (0.10)         (0.08)          -
                                                  ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $20.14         $17.77         $16.97      $15.53
                                                  =========      =========      =========   =========
       TOTAL RETURN (%)(K)                           14.62           5.29           9.83       24.24(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1,237           $873           $558        $182
Ratio of net expenses to average net assets
(%)(Q)                                                0.53           0.53           0.52        0.53(R)
Ratio of net investment income (loss) to average
net assets (%)(V)                                     1.17           1.41           0.68        2.08(R)
Portfolio turnover (%)                                   2              1              1           2(M)

                                                   AMERICAN INTERNATIONAL
                                     ---------------------------------------------------
                                                          SERIES I
                                     ---------------------------------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                       2006           2005           2004       2003(A)
                                     ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.44         $19.37         $16.68      $13.78
Net investment income (loss)(V)          0.36(H)        0.34(H)        0.13        0.16
Net realized and unrealized gain
(loss) on investments                    3.57           3.40           2.97        2.74
                                     ---------      ---------      ---------   ---------
Total from investment operations         3.93           3.74           3.10        2.90
                                     ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.21)         (0.14)         (0.12)          -
From net realized gain                  (0.24)         (1.53)         (0.29)          -
                                     ---------      ---------      ---------   ---------
                                        (0.45)         (1.67)         (0.41)          -
                                     ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.92         $21.44         $19.37      $16.68
                                     =========      =========      =========   =========
       TOTAL RETURN (%)(K)              18.53          21.07          18.88       21.04(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $70            $35            $10          $3
Ratio of net expenses to average
net assets (%)(Q)                        0.38           0.38           0.38        0.39(R)
Ratio of net investment income
(loss) to average net assets (%)(V)      1.56           1.75           1.57        3.34(R)
Portfolio turnover (%)                      6              6             65          22(M)

                                                   AMERICAN INTERNATIONAL
                                     ---------------------------------------------------
                                                          SERIES II
                                     ---------------------------------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                       2006           2005           2004       2003(A)
                                     ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.40         $19.34         $16.66       $12.50
Net investment income (loss)(V)          0.30(H)        0.25(H)        0.11         0.14
Net realized and unrealized gain
(loss) on investments                    3.58           3.45           2.96         4.02
                                     ---------      ---------      ---------   ---------
Total from investment operations         3.88           3.70           3.07         4.16
                                     ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.18)         (0.11)         (0.10)           -
From net realized gain                  (0.24)         (1.53)         (0.29)           -
                                     ---------      ---------      ---------   ---------
                                        (0.42)         (1.64)         (0.39)           -
                                     ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.86         $21.40         $19.34       $16.66
                                     =========      =========      =========   =========
       TOTAL RETURN (%)(K)              18.32          20.87          18.74        33.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $951           $624           $307         $178
Ratio of net expenses to average
net assets (%)(Q)                        0.53           0.53           0.53         0.54(R)
Ratio of net investment income
(loss) to average net assets (%)(V)      1.30           1.31           1.07         2.01(R)
Portfolio turnover (%)                      6              6             65           22(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          BLUE CHIP GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.73         $16.86         $15.48      $11.99      $15.83
Net investment income (loss)(H)        0.10           0.04           0.08        0.02        0.01
Net realized and unrealized gain
(loss) on investments                  1.60           0.90           1.32        3.48       (3.85)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.70           0.94           1.40        3.50       (3.84)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
                                      (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $19.39         $17.73         $16.86      $15.48      $11.99
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          9.58(Y)        5.60           9.03       29.17      (24.26)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $668           $769         $1,309      $1,291      $1,093
Ratio of net expenses to average
net assets (%)                         0.86           0.89           0.88        0.90        0.91
Ratio of gross expenses to
average net assets (%)(P)              0.88           0.92           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)       0.53           0.24           0.53        0.15        0.05
Portfolio turnover (%)                   37             65(X)          31          35          39

                                                            BLUE CHIP GROWTH
                                   ------------------------------------------------------------------
                                                               SERIES II
                                   ------------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------------------------
                                     2006           2005           2004        2003          2002(A)
                                   ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.68         $16.78         $15.43      $11.98          $15.53
Net investment income (loss)(H)        0.06           0.01           0.07           -(J)            -(J)
Net realized and unrealized gain
(loss) on investments                  1.59           0.89           1.29        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
Total from investment operations       1.65           0.90           1.36        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
                                      (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD       $19.32         $17.68         $16.78      $15.43          $11.98
                                   =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)(L)          9.31(Y)        5.36           8.83       29.02          (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $176           $181           $471        $205             $61
Ratio of net expenses to average
net assets (%)                         1.06           1.09           1.08        1.10            1.11(R)
Ratio of gross expenses to
average net assets (%)(P)              1.08           1.12           1.11        1.12            1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       0.32           0.04           0.47       (0.03)          (0.01)(R)
Portfolio turnover (%)                   37             65(X)          31          35              39

                                           BLUE CHIP
                                             GROWTH
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $17.71         $16.32
Net investment income (loss)(H)         0.10           0.04
Net realized and unrealized gain
(loss) on investments                   1.59           1.45
                                    ---------      ---------
Total from investment operations        1.69           1.49
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.04)         (0.10)
                                    ---------      ---------
                                       (0.04)         (0.10)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $19.36         $17.71
                                    =========      =========
       TOTAL RETURN (%)(K)(L)           9.59(Y)        9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,880         $1,480
Ratio of net expenses to average
net assets (%)                          0.81           0.84(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.83           0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        0.56           0.28(R)
Portfolio turnover (%)                    37             65(X)

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                 BOND INDEX A
                                        -------------------------------
                                          SERIES I          SERIES NAV
                                        ------------       ------------
                                        PERIOD ENDED       PERIOD ENDED
                                        DECEMBER 31,       DECEMBER 31,
                                        ------------       ------------
                                          2006(A)            2006(A)
                                        ------------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $12.50             $12.50
Net investment income (loss)(H)                0.48               0.52
Net realized and unrealized gain
(loss) on investments                         (0.02)             (0.04)
                                        ------------       ------------
Total from investment operations               0.46               0.48
                                        ------------       ------------
LESS DISTRIBUTIONS
From net investment income                    (0.41)             (0.41)
                                        ------------       ------------
                                              (0.41)             (0.41)
                                        ------------       ------------
NET ASSET VALUE, END OF PERIOD               $12.55             $12.57
                                        ============       ============
       TOTAL RETURN (%)(K)                     3.65(L)(M)         3.85(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                       $53                $33
Ratio of net expenses to average net
assets (%)                                     0.59(R)            0.54(R)
Ratio of gross expenses to average net
assets (%)                                     0.60(P)(R)         0.55(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                      4.28(R)            4.56(R)
Portfolio turnover (%)                           66(M)              66(M)

(A)  Series I and Series NAV shares began operations on 2-10-06.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              BOND INDEX B
                                                  --------------------------------------------------------------------
                                                                               SERIES NAV
                                                  --------------------------------------------------------------------
                                                                       PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    2006          2005(F)        2004(G)       2003(E)(G)     2002(G)
                                                  ---------      ---------      ---------      -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $10.13         $10.05         $10.13           $10.30        $9.89
Net investment income (loss)                          0.50(H)        0.46(H)        0.46             0.48         0.54
Net realized and unrealized gain (loss) on
investments                                          (0.11)         (0.22)         (0.06)           (0.12)        0.42
                                                  ---------      ---------      ---------      -----------   ---------
Total from investment operations                      0.39           0.24           0.40             0.36         0.96
                                                  ---------      ---------      ---------      -----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.35)         (0.16)         (0.46)           (0.45)       (0.53)
From net realized gain                                   -              -          (0.02)           (0.05)       (0.01)
From capital paid-in                                     -              -              -(J)         (0.03)       (0.01)
                                                  ---------      ---------      ---------      -----------   ---------
                                                     (0.35)         (0.16)         (0.48)           (0.53)       (0.55)
                                                  ---------      ---------      ---------      -----------   ---------
NET ASSET VALUE, END OF PERIOD                      $10.17         $10.13         $10.05           $10.13       $10.30
                                                  =========      =========      =========      ===========   =========
       TOTAL RETURN (%)(K)                            4.07(L)        2.39(L)        4.05(L)          3.60         9.95(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $162           $182           $202             $216         $208
Ratio of net expenses to average net assets (%)       0.25           0.25           0.25             0.24         0.22
Ratio of gross expenses to average net assets
(%)                                                   0.53(P)        0.42(P)        0.27(P)          0.24         0.25(P)
Ratio of net investment income (loss) to average
net assets (%)                                        5.01           4.55           4.56             4.73         5.30
Portfolio turnover (%)                                  53             18             18               40           57

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES I
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003        2002
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.02             $8.79       $8.04       $6.21       $8.95
Net investment income (loss)(H)              0.01             (0.01)       0.01       (0.01)      (0.01)
Net realized and unrealized gain (loss)
on investments                               0.20              1.24        0.74        1.84       (2.73)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.21              1.23        0.75        1.83       (2.74)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $9.07            $10.02       $8.79       $8.04       $6.21
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.26(K)(L)(Y)    13.99        9.33       29.47      (30.61)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $263               $52        $129        $121        $100
Ratio of net expenses to average net
assets (%)                                   0.83              0.95        0.97        0.99        1.05
Ratio of gross expenses to average net
assets (%)                                   0.83(P)           0.95        0.97        0.99        1.05
Ratio of net investment income (loss)
to average net assets (%)                    0.11             (0.10)       0.15       (0.13)      (0.14)
Portfolio turnover (%)                        114(X)            101          79          71          67

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES II
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003       2002(A)
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $9.96             $8.76       $8.02       $6.20        $8.73
Net investment income (loss)(H)             (0.01)            (0.02)          -(J)    (0.03)       (0.02)
Net realized and unrealized gain (loss)
on investments                               0.20              1.22        0.74        1.85        (2.51)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.19              1.20        0.74        1.82        (2.53)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $8.99             $9.96       $8.76       $8.02        $6.20
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.06(K)(L)(Y)    13.70        9.23       29.35       (28.98)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $113               $47        $125         $72          $23
Ratio of net expenses to average net
assets (%)                                   1.03              1.15        1.17        1.19         1.25(R)
Ratio of gross expenses to average net
assets (%)                                   1.03(P)           1.15        1.17        1.19         1.25(R)
Ratio of net investment income (loss)
to average net assets (%)                   (0.09)            (0.27)       0.02       (0.35)       (0.27)(R)
Portfolio turnover (%)                        114(X)            101          79          71           67

                                          CAPITAL APPRECIATION
                                        -------------------------
                                               SERIES NAV
                                        -------------------------
                                              PERIOD ENDED
                                              DECEMBER 31,
                                        -------------------------
                                          2006           2005(A)
                                        ---------       ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $10.02            $8.51
Net investment income (loss)(H)             0.01            (0.01)
Net realized and unrealized gain
(loss) on investments                       0.21             1.53
                                        ---------       ---------
Total from investment operations            0.22             1.52
                                        ---------       ---------
LESS DISTRIBUTIONS
From net investment income                     -            (0.01)
From net realized gain                     (1.16)               -
                                        ---------       ---------
                                           (1.16)           (0.01)
                                        ---------       ---------
NET ASSET VALUE, END OF PERIOD             $9.08           $10.02
                                        =========       =========
       TOTAL RETURN (%)(K)                  2.38(L)(Y)      17.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $627             $207
Ratio of net expenses to average net
assets (%)                                  0.78             0.88(R)
Ratio of gross expenses to average net
assets (%)                                  0.78(P)          0.88(R)
Ratio of net investment income (loss)
to average net assets (%)                   0.15            (0.18)(R)
Portfolio turnover (%)                       114(X)           101

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      CLASSIC VALUE
                                     -------------------------------------------------------------------------------
                                                   SERIES I                                  SERIES II
                                     ------------------------------------       ------------------------------------

                                          PERIOD ENDED DECEMBER 31,                  PERIOD ENDED DECEMBER 31,
                                     ------------------------------------       ------------------------------------
                                       2006           2005       2004(A)          2006           2005       2004(A)
                                     ---------      ---------   ---------       ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.37         $13.84      $12.50          $14.36         $13.83      $12.50
Net investment income (loss)(H)          0.19           0.13        0.05            0.16           0.09        0.04
Net realized and unrealized gain
(loss) on investments                    2.11           1.17        1.36            2.11           1.18        1.36
                                     ---------      ---------   ---------       ---------      ---------   ---------
Total from investment operations         2.30           1.30        1.41            2.27           1.27        1.40
                                     ---------      ---------   ---------       ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.15)         (0.08)      (0.03)          (0.12)         (0.05)      (0.03)
From net realized gain                  (0.32)         (0.69)      (0.04)          (0.32)         (0.69)      (0.04)
                                     ---------      ---------   ---------       ---------      ---------   ---------
                                        (0.47)         (0.77)      (0.07)          (0.44)         (0.74)      (0.07)
                                     ---------      ---------   ---------       ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $16.20         $14.37      $13.84          $16.19         $14.36      $13.83
                                     =========      =========   =========       =========      =========   =========
       TOTAL RETURN (%)(K)              16.04(L)        9.42       11.31(L)(M)     15.83(L)        9.22       11.17(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $30            $12          $3             $40            $19         $11
Ratio of net expenses to average
net assets (%)                           0.96           1.11        1.42(R)         1.16           1.32        1.62(R)
Ratio of gross expenses to average
net assets (%)                           0.96(P)        1.11        1.48(P)(R)      1.16(P)        1.32        1.68(P)(R)
Ratio of net investment income
(loss) to average net assets (%)         1.24           0.88        0.59(R)         1.03           0.62        0.44(R)
Portfolio turnover (%)                     47             42           9(M)           47             42           9(M)

                                          CLASSIC VALUE
                                     ------------------------
                                            SERIES NAV
                                     ------------------------
                                           PERIOD ENDED
                                           DECEMBER 31,
                                     ------------------------
                                       2006          2005(A)
                                     ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.38          $13.42
Net investment income (loss)(H)          0.20            0.09
Net realized and unrealized gain
(loss) on investments                    2.12            1.64
                                     ---------      ---------
Total from investment operations         2.32            1.73
                                     ---------      ---------
LESS DISTRIBUTIONS
From net investment income              (0.16)          (0.09)
From net realized gain                  (0.32)          (0.68)
                                     ---------      ---------
                                        (0.48)          (0.77)
                                     ---------      ---------
NET ASSET VALUE, END OF PERIOD         $16.22          $14.38
                                     =========      =========
       TOTAL RETURN (%)(K)              16.15(L)        12.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $8              $3
Ratio of net expenses to average
net assets (%)                           0.91            1.03(R)
Ratio of gross expenses to average
net assets (%)                           0.91(P)         1.03(R)
Ratio of net investment income
(loss) to average net assets (%)         1.28            0.91(R)
Portfolio turnover (%)                     47              42

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                           CORE BOND
                                 --------------------------------------------------------------
                                           SERIES I                         SERIES II
                                 ----------------------------      ----------------------------
                                  PERIOD ENDED DECEMBER 31,         PERIOD ENDED DECEMBER 31,
                                 ----------------------------      ----------------------------
                                    2006            2005(A)           2006            2005(A)
                                 -----------      -----------      -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $12.64           $12.50           $12.61           $12.50
Net investment income (loss)(H)        0.56             0.34             0.53             0.31
Net realized and unrealized
gain (loss) on investments            (0.11)           (0.20)           (0.09)           (0.20)
                                 -----------      -----------      -----------      -----------
Total from investment
operations                             0.45             0.14             0.44             0.11
                                 -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
From net investment income            (0.41)               -            (0.39)               -
                                 -----------      -----------      -----------      -----------
                                      (0.41)               -            (0.39)               -
                                 -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD       $12.68           $12.64           $12.66           $12.61
                                 ===========      ===========      ===========      ===========
       TOTAL RETURN (%)(K)             3.72(L)          1.12(M)          3.61(L)          0.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 -(N)             -(N)            $2               $1
Ratio of net expenses to
average net assets (%)                 0.84             0.93(R)          1.04             1.11(R)
Ratio of gross expenses to
average net assets (%)                 0.84(P)          0.93(R)          1.04(P)          1.11(R)
Ratio of net investment income
(loss) to average net assets
(%)                                    4.50             4.01(R)          4.28             3.49(R)
Portfolio turnover (%)                  359              619(M)           359              619(M)

                                          CORE BOND
                                 ----------------------------
                                          SERIES NAV
                                 ----------------------------
                                  PERIOD ENDED DECEMBER 31,
                                 ----------------------------
                                    2006            2005(A)
                                 -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $12.62            $12.50
Net investment income (loss)(H)        0.56              0.30
Net realized and unrealized
gain (loss) on investments            (0.10)            (0.18)
                                 -----------      -----------
Total from investment
operations                             0.46              0.12
                                 -----------      -----------
LESS DISTRIBUTIONS
From net investment income            (0.42)                -
                                 -----------      -----------
                                      (0.42)                -
                                 -----------      -----------
NET ASSET VALUE, END OF PERIOD       $12.66            $12.62
                                 ===========      ===========
       TOTAL RETURN (%)(K)             3.84(L)           0.96(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $222              $153
Ratio of net expenses to
average net assets (%)                 0.79              0.82(R)
Ratio of gross expenses to
average net assets (%)                 0.79(P)           0.82(R)
Ratio of net investment income
(loss) to average net assets
(%)                                    4.48              3.55(R)
Portfolio turnover (%)                  359               619(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   CORE EQUITY
                                                  ------------------------------------------------------------------------------
                                                                SERIES I                                 SERIES II
                                                  ------------------------------------      ------------------------------------
                                                       PERIOD ENDED DECEMBER 31,                 PERIOD ENDED DECEMBER 31,
                                                  ------------------------------------      ------------------------------------
                                                    2006           2005       2004(A)         2006           2005       2004(A)
                                                  ---------      ---------   ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.07         $14.23      $12.50         $15.03         $14.21      $12.50
Net investment income (loss)(H)                          -(J)        0.01           -(J)       (0.03)         (0.03)      (0.02)
Net realized and unrealized gain (loss) on
investments                                           0.95           0.83        1.73           0.94           0.85        1.73
                                                  ---------      ---------   ---------      ---------      ---------   ---------
Total from investment operations                      0.95           0.84        1.73           0.91           0.82        1.71
                                                  ---------      ---------   ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                               (0.88)             -           -          (0.88)             -           -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
                                                     (0.88)             -           -          (0.88)             -           -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $15.14         $15.07      $14.23         $15.06         $15.03      $14.21
                                                  =========      =========   =========      =========      =========   =========
       TOTAL RETURN (%)                               6.73(K)(L)     5.90       13.84(M)        6.47(K)(L)     5.77       13.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2             $1        $194            $54            $57        $237
Ratio of net expenses to average net assets (%)       0.88           0.91        0.96(R)        1.08           1.11        1.16(R)
Ratio of gross expenses to average net assets
(%)                                                   0.88(P)        0.91        0.96(R)        1.08(P)        1.11        1.16(R)
Ratio of net investment income (loss) to average
net assets (%)                                       (0.01)          0.07       (0.05)(R)      (0.22)         (0.21)      (0.26)(R)
Portfolio turnover (%)                                  35             65           6(M)          35             65           6(M)

                                                         CORE EQUITY
                                                  --------------------------
                                                          SERIES NAV
                                                  --------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                                  --------------------------
                                                     2006          2005(A)
                                                  ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.09          $13.71
Net investment income (loss)(H)                           -(J)            -(J)
Net realized and unrealized gain (loss) on
investments                                            0.95            1.38
                                                  ----------      ----------
Total from investment operations                       0.95            1.38
                                                  ----------      ----------
LESS DISTRIBUTIONS
From net realized gain                                (0.88)              -
                                                  ----------      ----------
                                                      (0.88)              -
                                                  ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $15.16          $15.09
                                                  ==========      ==========
       TOTAL RETURN (%)                                6.73(K)(L)     10.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $479            $403
Ratio of net expenses to average net assets (%)        0.83            0.85(R)
Ratio of gross expenses to average net assets
(%)                                                    0.83(P)         0.85(R)
Ratio of net investment income (loss) to average
net assets (%)                                         0.03           (0.02)(R)
Portfolio turnover (%)                                   35              65

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            DYNAMIC GROWTH
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004        2003           2002
                                    ---------      ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $5.44          $4.84       $4.40       $3.41          $4.76
Net investment income (loss)(H)        (0.04)         (0.04)      (0.03)      (0.03)         (0.02)
Net realized and unrealized gain
(loss) on investments                   0.64           0.64        0.47        1.02          (1.33)
                                    ---------      ---------   ---------   ---------      ---------
Total from investment operations        0.60           0.60        0.44        0.99          (1.35)
                                    ---------      ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $6.04          $5.44       $4.84       $4.40          $3.41
                                    =========      =========   =========   =========      =========
       TOTAL RETURN (%)                11.03(L)       12.40       10.00       29.03         (28.36)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $116           $133        $129        $140            $64
Ratio of net expenses to average
net assets (%)                          1.03           1.07        1.07        1.09(T)        1.10
Ratio of gross expenses to average
net assets (%)                          1.03(P)        1.07        1.07        1.09           1.10
Ratio of net investment income
(loss) to average net assets (%)       (0.69)         (0.74)      (0.72)      (0.68)         (0.55)
Portfolio turnover (%)                    45             78         121         133(X)         165

                                                            DYNAMIC GROWTH
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004        2003          2002(A)
                                    ---------      ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $5.41          $4.83       $4.39       $3.40           $4.40
Net investment income (loss)(H)        (0.05)         (0.05)      (0.04)      (0.03)          (0.03)
Net realized and unrealized gain
(loss) on investments                   0.63           0.63        0.48        1.02           (0.97)
                                    ---------      ---------   ---------   ---------      ---------
Total from investment operations        0.58           0.58        0.44        0.99           (1.00)
                                    ---------      ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $5.99          $5.41       $4.83       $4.39           $3.40
                                    =========      =========   =========   =========      =========
       TOTAL RETURN (%)                10.72(L)       12.01       10.02       29.12          (22.73)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $34            $43         $40         $42              $4
Ratio of net expenses to average
net assets (%)                          1.23           1.27        1.27        1.29(T)         1.30(R)
Ratio of gross expenses to average
net assets (%)                          1.23(P)        1.27        1.27        1.29            1.30(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.89)         (0.94)      (0.92)      (0.88)          (0.81)(R)
Portfolio turnover (%)                    45             78         121         133(X)          165

                                                      DYNAMIC GROWTH
                                                 ------------------------
                                                        SERIES NAV
                                                 ------------------------
                                                       PERIOD ENDED
                                                       DECEMBER 31,
                                                 ------------------------
                                                   2006          2005(A)
                                                 ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $5.45           $4.64
Net investment income (loss)(H)                     (0.04)          (0.02)
Net realized and unrealized gain (loss) on
investments                                          0.63            0.83
                                                 ---------      ---------
Total from investment operations                     0.59            0.81
                                                 ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $6.04           $5.45
                                                 =========      =========
       TOTAL RETURN (%)                             10.83(L)        17.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1               -(N)
Ratio of net expenses to average net assets (%)      0.98            1.01(R)
Ratio of gross expenses to average net assets
(%)                                                  0.98(P)         1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                              (0.62)          (0.67)(R)
Portfolio turnover (%)                                 45              78

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(T) The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         EMERGING GROWTH
                                         ------------------------------------------------
                                                             SERIES I
                                         ------------------------------------------------

                                                    PERIOD ENDED DECEMBER 31,
                                         ------------------------------------------------
                                           2006           2005        2004       2003(A)
                                         ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $17.72         $16.46      $15.75      $12.50
Net investment income (loss)(H)             (0.12)         (0.07)      (0.06)      (0.09)
Net realized and unrealized gain (loss)
on investments                               2.13           1.33        1.13        3.95
                                         ---------      ---------   ---------   ---------
Total from investment operations             2.01           1.26        1.07        3.86
                                         ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                      -              -           -       (0.61)
From net realized gain                      (7.03)             -       (0.36)          -
                                         ---------      ---------   ---------   ---------
                                            (7.03)             -       (0.36)      (0.61)
                                         ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD             $12.70         $17.72      $16.46      $15.75
                                         =========      =========   =========   =========
       TOTAL RETURN (%)(K)                  11.60(L)        7.65        6.89       30.84(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $2             $2        $286          $3
Ratio of net expenses to average net
assets (%)                                   1.36           0.92        0.92        1.35(R)
Ratio of gross expenses to average net
assets (%)                                   1.62(P)        0.92        0.92        2.54(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                   (0.85)         (0.42)      (0.43)      (0.89)(R)
Portfolio turnover (%)                        192            121         191         183(M)

                                                                        EMERGING GROWTH
                                         ------------------------------------------------------------------------------
                                                            SERIES II                                 SERIES NAV
                                         ------------------------------------------------      ------------------------
                                                                                                     PERIOD ENDED
                                                    PERIOD ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------      ------------------------
                                           2006           2005        2004       2003(A)         2006          2005(A)
                                         ---------      ---------   ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $17.61         $16.40      $15.73      $12.50         $17.73          $16.31
Net investment income (loss)(H)             (0.14)         (0.12)      (0.11)      (0.11)         (0.11)          (0.05)
Net realized and unrealized gain (loss)
on investments                               2.11           1.33        1.14        3.95           2.12            1.47
                                         ---------      ---------   ---------   ---------      ---------      ---------
Total from investment operations             1.97           1.21        1.03        3.84           2.01            1.42
                                         ---------      ---------   ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      -              -           -       (0.61)         (7.03)              -
From net realized gain                      (7.03)             -       (0.36)          -          (7.03)              -
                                         ---------      ---------   ---------   ---------      ---------      ---------
                                            (7.03)             -       (0.36)      (0.61)         (7.03)              -
                                         ---------      ---------   ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD             $12.55         $17.61      $16.40      $15.73         $12.71          $17.73
                                         =========      =========   =========   =========      =========      =========
       TOTAL RETURN (%)(K)                  11.38(L)        7.38        6.64       30.68(L)(M)    11.59(L)         8.71(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $13             $9         $15          $6            $16             $11
Ratio of net expenses to average net
assets (%)                                   1.53           1.24        1.20        1.55(R)        1.31            0.95(R)
Ratio of gross expenses to average net
assets (%)                                   1.59(P)        1.24        1.20        2.74(P)(R)     1.49(P)         0.95(R)
Ratio of net investment income (loss)
to average net assets (%)                   (1.01)         (0.74)      (0.74)      (1.08)(R)      (0.81)          (0.40)(R)
Portfolio turnover (%)                        192            121         191         183(M)         192             121

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   EMERGING SMALL COMPANY
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $30.20         $28.75      $25.78      $18.45      $26.06
Net investment income (loss)(H)                    (0.17)         (0.18)      (0.21)      (0.12)      (0.12)
Net realized and unrealized gain (loss) on
investments                                         1.00           1.63        3.18        7.45       (7.49)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    0.83           1.45        2.97        7.33       (7.61)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                             (1.61)             -           -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (1.61)             -           -           -           -
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $29.42         $30.20      $28.75      $25.78      $18.45
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)                             2.41(K)(L)     5.04       11.52       39.73      (29.20)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $213           $259        $393        $401        $294
Ratio of net expenses to average net assets
(%)                                                 1.08           1.12        1.11        1.11        1.12
Ratio of gross expenses to average net assets
(%)                                                 1.08(P)        1.12        1.11        1.11        1.12
Ratio of net investment income (loss) to
average net assets (%)                             (0.57)         (0.63)      (0.76)      (0.58)      (0.57)
Portfolio turnover (%)                               164             54          55          51          35

                                                                   EMERGING SMALL COMPANY
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $30.02         $28.63      $25.72      $18.44       $25.13
Net investment income (loss)(H)                    (0.23)         (0.23)      (0.26)      (0.18)       (0.11)
Net realized and unrealized gain (loss) on
investments                                         0.99           1.62        3.17        7.46        (6.58)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    0.76           1.39        2.91        7.28        (6.69)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                             (1.61)             -           -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (1.61)             -           -           -            -
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $29.17         $30.02      $28.63      $25.72       $18.44
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)                             2.18(K)(L)     4.86       11.31       39.48       (26.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $53            $71        $120         $83          $18
Ratio of net expenses to average net assets
(%)                                                 1.28           1.32        1.31        1.31         1.32(R)
Ratio of gross expenses to average net assets
(%)                                                 1.28(P)        1.32        1.31        1.31         1.32(R)
Ratio of net investment income (loss) to
average net assets (%)                             (0.77)         (0.83)      (0.98)      (0.82)       (0.63)(R)
Portfolio turnover (%)                               164             54          55          51           35

                                                     EMERGING SMALL
                                                        COMPANY
                                                ------------------------
                                                       SERIES NAV
                                                ------------------------
                                                      PERIOD ENDED
                                                      DECEMBER 31,
                                                ------------------------
                                                  2006          2005(A)
                                                ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $30.23         $28.21
Net investment income (loss)(H)                    (0.15)         (0.15)
Net realized and unrealized gain (loss) on
investments                                         0.99           2.17
                                                ---------      ---------
Total from investment operations                    0.84           2.02
                                                ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                             (1.61)             -
                                                ---------      ---------
                                                   (1.61)             -
                                                ---------      ---------
NET ASSET VALUE, END OF PERIOD                    $29.46         $30.23
                                                =========      =========
       TOTAL RETURN (%)                             2.44(K)(L)     7.16(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $1              -(N)
Ratio of net expenses to average net assets
(%)                                                 1.03           1.03(R)
Ratio of gross expenses to average net assets
(%)                                                 1.03(P)        1.03(R)
Ratio of net investment income (loss) to
average net assets (%)                             (0.50)         (0.61)(R)
Portfolio turnover (%)                               164             54

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003        2002
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.87         $17.04         $15.22      $12.62      $15.13
Net investment income (loss)(H)         0.27           0.25           0.24        0.23        0.22
Net realized and unrealized gain
(loss) on investments                   2.75           0.38           1.96        2.85       (2.13)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        3.02           0.63           2.20        3.08       (1.91)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.27)         (0.21)         (0.20)      (0.22)      (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)      (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.37)         (0.80)         (0.38)      (0.48)      (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.52         $16.87         $17.04      $15.22      $12.62
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          19.02(Y)        3.92          14.81       25.57      (13.28)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $830           $846         $1,364      $1,277      $1,015
Ratio of net expenses to average
net assets (%)                          0.87           0.89           0.88        0.89        0.91
Ratio of gross expenses to average
net assets (%)(P)                       0.89           0.91           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)        1.60           1.53           1.53        1.73        1.58
Portfolio turnover (%)                    16             48(X)          21          15          18

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003       2002(A)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.81         $16.96         $15.17      $12.61       $15.05
Net investment income (loss)(H)         0.24           0.22           0.21        0.21         0.21
Net realized and unrealized gain
(loss) on investments                   2.73           0.38           1.95        2.84        (2.05)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.97           0.60           2.16        3.05        (1.84)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.24)         (0.16)         (0.19)      (0.23)       (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)       (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.34)         (0.75)         (0.37)      (0.49)       (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.44         $16.81         $16.96      $15.17       $12.61
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          18.76(Y)        3.72          14.61       25.40       (12.89)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $320           $304           $573        $314          $87
Ratio of net expenses to average
net assets (%)                          1.07           1.08           1.08        1.09         1.11(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.09           1.11           1.11        1.12         1.13(R)
Ratio of net investment income
(loss) to average net assets (%)        1.40           1.35           1.38        1.55         1.83(R)
Portfolio turnover (%)                    16             48(X)          21          15           18

                                         EQUITY-INCOME
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.85         $17.11
Net investment income (loss)(H)         0.28           0.23
Net realized and unrealized gain
(loss) on investments                   2.74           0.34
                                    ---------      ---------
Total from investment operations        3.02           0.57
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.28)         (0.24)
From net realized gain                 (1.10)         (0.59)
                                    ---------      ---------
                                       (1.38)         (0.83)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.49         $16.85
                                    =========      =========
       TOTAL RETURN (%)(K)(L)          19.05(Y)        3.57(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,290         $1,189
Ratio of net expenses to average
net assets (%)                          0.82           0.83(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.84           0.86(R)
Ratio of net investment income
(loss) to average net assets (%)        1.65           1.64(R)
Portfolio turnover (%)                    16             48(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES I
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003        2002
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.31         $14.00         $12.73       $9.55      $11.63
Net investment income (loss)(H)               0.10           0.07           0.05        0.06        0.03
Net realized and unrealized gain (loss)
on investments                                3.43           1.29           1.27        3.14       (2.11)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.53           1.36           1.32        3.20       (2.08)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.06)         (0.05)         (0.05)      (0.02)          -(J)
From net realized gain                           -(J)           -              -           -           -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.06)         (0.05)         (0.05)      (0.02)          -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.78         $15.31         $14.00      $12.73       $9.55
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   23.12(L)(Y)     9.78(L)       10.38       33.58      (17.88)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $80            $54            $53         $52         $37
Ratio of net expenses to average net
assets (%)                                    0.91           0.99           1.01        1.05        1.07
Ratio of gross expenses to average net
assets (%)                                    0.91(P)        1.01(P)        1.01        1.05        1.07
Ratio of net investment income (loss) to
average net assets (%)                        0.58           0.47           0.36        0.58        0.31
Portfolio turnover (%)                          12             51(X)          12          25          34

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES II
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003       2002(A)
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.24         $13.93         $12.69       $9.54       $11.48
Net investment income (loss)(H)               0.06           0.04           0.02        0.04         0.03
Net realized and unrealized gain (loss)
on investments                                3.40           1.30           1.26        3.14        (1.97)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.46           1.34           1.28        3.18        (1.94)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.03)         (0.03)         (0.04)      (0.03)           -(J)
From net realized gain                           -(J)           -              -           -            -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.03)         (0.03)         (0.04)      (0.03)           -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.67         $15.24         $13.93      $12.69        $9.54
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   22.77(L)(Y)     9.62(L)       10.09       33.40       (16.90)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $62            $44            $43         $36          $12
Ratio of net expenses to average net
assets (%)                                    1.11           1.19           1.21        1.25         1.27(R)
Ratio of gross expenses to average net
assets (%)                                    1.11(P)        1.21(P)        1.21        1.25         1.27(R)
Ratio of net investment income (loss) to
average net assets (%)                        0.38           0.27           0.17        0.37         0.37(R)
Portfolio turnover (%)                          12             51(X)          12          25           34

                                              FINANCIAL SERVICES
                                           ------------------------
                                                  SERIES NAV
                                           ------------------------
                                                 PERIOD ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                             2006          2005(A)
                                           ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $15.31         $13.32
Net investment income (loss)(H)                0.10           0.05
Net realized and unrealized gain (loss)
on investments                                 3.43           1.94
                                           ---------      ---------
Total from investment operations               3.53           1.99
                                           ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.07)             -
From net realized gain                            -(J)           -
                                           ---------      ---------
                                              (0.07)             -
                                           ---------      ---------
NET ASSET VALUE, END OF PERIOD               $18.77         $15.31
                                           =========      =========
       TOTAL RETURN (%)(K)                    23.16(L)(Y)    14.94(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $55            $54
Ratio of net expenses to average net
assets (%)                                     0.86           0.88(R)
Ratio of gross expenses to average net
assets (%)                                     0.86(P)        0.92(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                         0.63           0.52(R)
Portfolio turnover (%)                           12             51(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           FUNDAMENTAL VALUE
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003        2002
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.32         $14.14         $12.71       $9.82      $11.73
Net investment income (loss)(H)         0.13           0.12           0.10        0.08        0.07
Net realized and unrealized gain
(loss) on investments                   2.01           1.12           1.39        2.84       (1.97)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.14           1.24           1.49        2.92       (1.90)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)         (0.06)         (0.06)      (0.03)      (0.01)
From net realized gain                 (0.52)             -              -           -           -
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.64)         (0.06)         (0.06)      (0.03)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.82         $15.32         $14.14      $12.71       $9.82
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)             14.51(L)        8.84(L)       11.80       29.83      (16.20)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $204           $202           $429        $355        $269
Ratio of net expenses to average
net assets (%)                          0.86           0.90           0.94        0.97        0.98
Ratio of gross expenses to average
net assets (%)                          0.86(P)        0.92(P)        0.94        0.97        0.98
Ratio of net investment income
(loss) to average net assets (%)        0.86           0.84           0.74        0.78        0.71
Portfolio turnover (%)                    18             36              6          12          19

                                                           FUNDAMENTAL VALUE
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003       2002(A)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.26         $14.07         $12.68       $9.82       $11.48
Net investment income (loss)(H)         0.10           0.09           0.07        0.06         0.07
Net realized and unrealized gain
(loss) on investments                   2.00           1.13           1.38        2.83        (1.72)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.10           1.22           1.45        2.89        (1.65)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)         (0.03)         (0.06)      (0.03)       (0.01)
From net realized gain                 (0.52)             -              -           -            -
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.62)         (0.03)         (0.06)      (0.03)       (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.74         $15.26         $14.07      $12.68        $9.82
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)             14.24(L)        8.70(L)       11.44       29.57       (14.46)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $391           $270           $386        $203          $65
Ratio of net expenses to average
net assets (%)                          1.06           1.10           1.14        1.17         1.18(R)
Ratio of gross expenses to average
net assets (%)                          1.06(P)        1.12(P)        1.14        1.17         1.18(R)
Ratio of net investment income
(loss) to average net assets (%)        0.66           0.63           0.56        0.59         0.75(R)
Portfolio turnover (%)                    18             36              6          12           19

                                          FUNDAMENTAL
                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.29         $14.37
Net investment income (loss)(H)         0.14           0.13
Net realized and unrealized gain
(loss) on investments                   2.01           0.89
                                    ---------      ---------
Total from investment operations        2.15           1.02
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.14)         (0.10)
From net realized gain                 (0.52)             -
                                    ---------      ---------
                                       (0.66)         (0.10)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $16.78         $15.29
                                    =========      =========
       TOTAL RETURN (%)(K)             14.56(L)        7.14(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $612           $482
Ratio of net expenses to average
net assets (%)                          0.81           0.82(R)
Ratio of gross expenses to average
net assets (%)                          0.81(P)        0.85(P)(R)
Ratio of net investment income
(loss) to average net assets (%)        0.91           1.08(R)
Portfolio turnover (%)                    18             36

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          GLOBAL
                                            ------------------------------------------------------------------
                                                                         SERIES I
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004           2003        2002
                                            ---------      ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.17         $14.79         $13.11         $10.39      $13.00
Net investment income (loss)(H)                 0.27           0.22           0.18           0.10        0.08
Net realized and unrealized gain (loss) on
investments                                     2.99           1.35           1.73           2.72       (2.54)
                                            ---------      ---------      ---------      ---------   ---------
Total from investment operations                3.26           1.57           1.91           2.82       (2.46)
                                            ---------      ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.23)         (0.19)         (0.23)         (0.10)      (0.15)
                                            ---------      ---------      ---------      ---------   ---------
                                               (0.23)         (0.19)         (0.23)         (0.10)      (0.15)
                                            ---------      ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.20         $16.17         $14.79         $13.11      $10.39
                                            =========      =========      =========      =========   =========
       TOTAL RETURN (%)(K)                     20.32(L)       10.72(L)       14.75(L)       27.46      (19.11)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $359           $344           $358           $363        $348
Ratio of net expenses to average net
assets (%)                                      0.99           1.00           1.00           1.05        1.04
Ratio of gross expenses to average net
assets (%)                                      1.01(P)        1.05(P)        1.05(P)        1.05        1.04
Ratio of net investment income (loss) to
average net assets (%)                          1.58           1.43           1.36           0.93        0.72
Portfolio turnover (%)                            27             24             39            149          92

                                                                          GLOBAL
                                            ------------------------------------------------------------------
                                                                        SERIES II
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004           2003       2002(A)
                                            ---------      ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.09         $14.73         $13.07         $10.39       $12.72
Net investment income (loss)(H)                 0.24           0.18           0.16           0.08         0.05
Net realized and unrealized gain (loss) on
investments                                     2.97           1.35           1.72           2.71        (2.23)
                                            ---------      ---------      ---------      ---------   ---------
Total from investment operations                3.21           1.53           1.88           2.79        (2.18)
                                            ---------      ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.20)         (0.17)         (0.22)         (0.11)       (0.15)
                                            ---------      ---------      ---------      ---------   ---------
                                               (0.20)         (0.17)         (0.22)         (0.11)       (0.15)
                                            ---------      ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.10         $16.09         $14.73         $13.07       $10.39
                                            =========      =========      =========      =========   =========
       TOTAL RETURN (%)(K)                     20.09(L)       10.50(L)       14.53(L)       27.23       (17.33)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $41            $36            $28            $20           $9
Ratio of net expenses to average net
assets (%)                                      1.19           1.19           1.20           1.25         1.24(R)
Ratio of gross expenses to average net
assets (%)                                      1.21(P)        1.25(P)        1.25(P)        1.25         1.24(R)
Ratio of net investment income (loss) to
average net assets (%)                          1.38           1.21           1.21           0.68         0.55(R)
Portfolio turnover (%)                            27             24             39            149           92

                                                   GLOBAL
                                            ---------------------
                                                 SERIES NAV
                                            ---------------------
                                                PERIOD ENDED
                                                DECEMBER 31,
                                            ---------------------
                                              2006       2005(A)
                                            ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.17      $14.36
Net investment income (loss)(H)                 0.27        0.11
Net realized and unrealized gain (loss) on
investments                                     3.00        1.70
                                            ---------   ---------
Total from investment operations                3.27        1.81
                                            ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.24)          -
                                            ---------   ---------
                                               (0.24)          -
                                            ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.20      $16.17
                                            =========   =========
       TOTAL RETURN (%)(K)(L)                  20.42       12.60(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2           -(N)
Ratio of net expenses to average net
assets (%)                                      0.96        0.91(R)
Ratio of gross expenses to average net
assets (%)(P)                                   0.96        0.97(R)
Ratio of net investment income (loss) to
average net assets (%)                          1.56        0.99(R)
Portfolio turnover (%)                            27          24

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         GLOBAL ALLOCATION
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.38         $10.82       $9.70       $7.71      $10.04
Net investment income (loss)(H)         0.21           0.16        0.14        0.06        0.04
Net realized and unrealized gain
(loss) on investments                   1.31           0.50        1.08        1.97       (2.37)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.52           0.66        1.22        2.03       (2.33)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)         (0.10)      (0.10)      (0.04)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.12)         (0.10)      (0.10)      (0.04)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.78         $11.38      $10.82       $9.70       $7.71
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.50(L)        6.20       12.73       26.43      (23.21)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $94            $80        $110         $64         $57
Ratio of net expenses to average
net assets (%)                          1.02           1.09        1.10        1.22        1.18
Ratio of gross expenses to average
net assets (%)                          1.02(P)        1.09        1.10        1.22        1.18
Ratio of net investment income
(loss) to average net assets (%)        1.77           1.44        1.38        0.74        0.44
Portfolio turnover (%)                    90            129          76         147          18

                                                         GLOBAL ALLOCATION
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.32         $10.78       $9.68       $7.70        $9.91
Net investment income (loss)(H)         0.19           0.13        0.11        0.04         0.04
Net realized and unrealized gain
(loss) on investments                   1.30           0.50        1.09        1.99        (2.25)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.49           0.63        1.20        2.03        (2.21)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)         (0.09)      (0.10)      (0.05)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.10)         (0.09)      (0.10)      (0.05)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.71         $11.32      $10.78       $9.68        $7.70
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             13.28(L)        5.93       12.52       26.47       (22.30)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $199           $113         $93         $19           $5
Ratio of net expenses to average
net assets (%)                          1.22           1.29        1.30        1.42         1.38(R)
Ratio of gross expenses to average
net assets (%)                          1.22(P)        1.29        1.30        1.42         1.38(R)
Ratio of net investment income
(loss) to average net assets (%)        1.57           1.21        1.12        0.49         0.51(R)
Portfolio turnover (%)                    90            129          76         147           18

                                           GLOBAL
                                         ALLOCATION
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37      $10.87
Net investment income (loss)(H)         0.22        0.16
Net realized and unrealized gain
(loss) on investments                   1.31        0.46
                                    ---------   ---------
Total from investment operations        1.53        0.62
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.14)      (0.12)
                                    ---------   ---------
                                       (0.14)      (0.12)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.76      $11.37
                                    =========   =========
       TOTAL RETURN (%)(K)             13.58(L)     5.81(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $2           -(N)
Ratio of net expenses to average
net assets (%)                          0.97        0.94(R)
Ratio of gross expenses to average
net assets (%)                          0.97(P)     0.94(R)
Ratio of net investment income
(loss) to average net assets (%)        1.80        1.92(R)
Portfolio turnover (%)                    90         129

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(N)  Less than $500,000.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            GLOBAL BOND
                                                  ---------------------------------------------------------------
                                                                             SERIES I
                                                  ---------------------------------------------------------------
                                                                     PERIOD ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)     2002(D)
                                                  ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.37         $16.28         $15.34      $13.79       $11.48
Net investment income (loss)(H)                       0.53           0.44           0.32        0.44         0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.49)          1.21        1.62         1.91
                                                  ---------      ---------      ---------   ---------   ---------
Total from investment operations                      0.75          (1.05)          1.53        2.06         2.31
                                                  ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                               -          (0.73)         (0.59)      (0.51)           -
From net realized gain                               (0.19)         (0.13)             -           -            -
                                                  ---------      ---------      ---------   ---------   ---------
                                                     (0.19)         (0.86)         (0.59)      (0.51)           -
                                                  ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $14.93         $14.37         $16.28      $15.34       $13.79
                                                  =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                            5.27(L)(Y)    (6.66)         10.38       15.40        20.12
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $115           $132           $438        $195         $182
Ratio of net expenses to average net assets (%)       0.85(T)        0.86           0.85        0.91         0.92
Ratio of gross expenses to average net assets
(%)                                                   0.85(P)(T)     0.86           0.85        0.91         0.92
Ratio of net investment income (loss) to average
net assets (%)                                        3.61           2.89           2.13        3.10         3.23
Portfolio turnover (%)                                 204            327(X)         174         338          439

                                                                              GLOBAL BOND
                                                  --------------------------------------------------------------------
                                                                               SERIES II
                                                  --------------------------------------------------------------------

                                                                       PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)       2002(A)(D)
                                                  ---------      ---------      ---------   ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34         $16.20         $15.29      $13.77           $11.36
Net investment income (loss)(H)                       0.50           0.41           0.29        0.39             0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.47)          1.21        1.64             2.01
                                                  ---------      ---------      ---------   ---------      -----------
Total from investment operations                      0.72          (1.06)          1.50        2.03             2.41
                                                  ---------      ---------      ---------   ---------      -----------
LESS DISTRIBUTIONS
From net investment income                               -          (0.67)         (0.59)      (0.51)               -
From net realized gain                               (0.19)         (0.13)             -           -                -
                                                  ---------      ---------      ---------   ---------      -----------
                                                     (0.19)         (0.80)         (0.59)      (0.51)               -
                                                  ---------      ---------      ---------   ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $14.87         $14.34         $16.20      $15.29           $13.77
                                                  =========      =========      =========   =========      ===========
       TOTAL RETURN (%)(K)                            5.07(L)(Y)    (6.77)         10.21       15.25            21.21(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $200           $143           $368         $64              $22
Ratio of net expenses to average net assets (%)       1.05(T)        1.06           1.05        1.11             1.12(R)
Ratio of gross expenses to average net assets
(%)                                                   1.05(P)(T)     1.06           1.05        1.11             1.12(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.44           2.67           1.93        2.74             3.30(R)
Portfolio turnover (%)                                 204            327(X)         174         338              439

                                                        GLOBAL BOND
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34          $16.11
Net investment income (loss)(H)                       0.54            0.40
Net realized and unrealized gain (loss) on
investments                                           0.22           (1.26)
                                                  ---------      ---------
Total from investment operations                      0.76           (0.86)
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                               -           (0.78)
From net realized gain                               (0.19)          (0.13)
                                                  ---------      ---------
                                                     (0.19)          (0.91)
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $14.91          $14.34
                                                  =========      =========
       TOTAL RETURN (%)(K)                            5.35(L)(Y)     (5.58)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $733            $520
Ratio of net expenses to average net assets (%)       0.80(T)         0.80(R)
Ratio of gross expenses to average net assets
(%)                                                   0.80(P)(T)      0.80(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.69            3.16(R)
Portfolio turnover (%)                                 204             327(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03; and increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(T) Includes interest expense on securities sold short, the ratio is less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  GLOBAL REAL
                                                     ESTATE
                                                  ------------
                                                   SERIES NAV
                                                  ------------
                                                  PERIOD ENDED
                                                  DECEMBER 31,
                                                    2006(A)
                                                  ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.50
Net investment income (loss)(H)                           0.16
Net realized and unrealized gain (loss) on
investments                                               2.60
                                                  ------------
Total from investment operations                          2.76
                                                  ------------
NET ASSET VALUE, END OF PERIOD                          $15.26
                                                  ============
       TOTAL RETURN (%)                                  22.08(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $431
Ratio of net expenses to average net assets (%)           1.07(R)
Ratio of gross expenses to average net assets
(%)                                                       1.07(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                            1.84(R)
Portfolio turnover (%)                                     112(M)

(A)  Series NAV shares began operations on 4-28-06.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              GROWTH & INCOME
                                                    --------------------------------------------------------------------
                                                                                 SERIES NAV
                                                    --------------------------------------------------------------------
                                                                         PERIOD ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                      2006             2005(F)        2004(G)    2003(E)(G)     2002(G)
                                                    ---------         ---------      ---------   -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.90            $12.39         $11.29         $9.22       $11.93
Net investment income (loss)                            0.13(H)           0.11(H)        0.13          0.10         0.08
Net realized and unrealized gain (loss) on
investments                                             1.42              0.98           1.10          2.12        (2.71)
                                                    ---------         ---------      ---------   -----------   ---------
Total from investment operations                        1.55              1.09           1.23          2.22        (2.63)
                                                    ---------         ---------      ---------   -----------   ---------
LESS DISTRIBUTIONS
From net investment income                             (0.07)            (0.02)         (0.13)        (0.09)       (0.08)
From net realized gain                                 (0.75)            (0.56)             -             -            -
From capital paid-in                                       -                 -              -         (0.06)           -
                                                    ---------         ---------      ---------   -----------   ---------
                                                       (0.82)            (0.58)         (0.13)        (0.15)       (0.08)
                                                    ---------         ---------      ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                        $13.63            $12.90         $12.39        $11.29        $9.22
                                                    =========         =========      =========   ===========   =========
       TOTAL RETURN (%)(K)                             12.72(L)(Y)        8.98          10.96         24.35       (22.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $2,111            $2,180         $2,196        $2,128       $1,762
Ratio of net expenses to average net assets (%)         0.68              0.78           0.76          0.73         0.75
Ratio of gross expenses to average net assets (%)       0.68(P)           0.78           0.76          0.73         0.75
Ratio of net investment income (loss) to average
net assets (%)                                          1.00              0.72           1.10          1.00         0.73
Portfolio turnover (%)                                    75               101             71            92(X)        74

(E)  Certain amounts in 2003 have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income Trust II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income Trust II.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(P)  Does not take into consideration expense reductions during period shown.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003        2002
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.97      $15.44         $13.39       $9.83      $13.54
Net investment income (loss)(H)         (0.12)      (0.13)         (0.12)      (0.10)      (0.08)
Net realized and unrealized gain
(loss) on investments                    1.35        1.81           2.17        3.66       (3.60)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.23        1.68           2.05        3.56       (3.68)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.71      $15.97         $15.44      $13.39       $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.51       12.50          15.31       36.22      (27.24)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $133        $132           $121        $101         $62
Ratio of net expenses to average
net assets (%)                           1.16        1.19           1.18        1.21        1.23
Ratio of gross expenses to average
net assets (%)(P)                        1.19        1.22           1.21        1.23        1.25
Ratio of net investment income
(loss) to average net assets (%)        (0.77)      (0.89)         (0.84)      (0.82)      (0.74)
Portfolio turnover (%)                     52          67(X)          48          44          55

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003       2002(A)
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.86      $15.37         $13.36       $9.83       $12.90
Net investment income (loss)(H)         (0.15)      (0.16)         (0.15)      (0.12)       (0.09)
Net realized and unrealized gain
(loss) on investments                    1.34        1.80           2.16        3.65        (2.95)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.19        1.64           2.01        3.53        (3.04)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.56      $15.86         $15.37      $13.36        $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.30       12.28          15.04       35.91       (23.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81         $85            $78         $54          $16
Ratio of net expenses to average
net assets (%)                           1.36        1.39           1.38        1.41         1.43(R)
Ratio of gross expenses to average
net assets (%)(P)                        1.39        1.42           1.41        1.43         1.45(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.97)      (1.09)         (1.04)      (1.04)       (1.02)(R)
Portfolio turnover (%)                     52          67(X)          48          44           55

                                           HEALTH
                                          SCIENCES
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.98      $12.99
Net investment income (loss)(H)        (0.11)      (0.08)
Net realized and unrealized gain
(loss) on investments                   1.34        3.07
                                    ---------   ---------
Total from investment operations        1.23        2.99
                                    ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                 (1.49)          -
                                    ---------   ---------
                                       (1.49)          -
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.72      $15.98
                                    =========   =========
       TOTAL RETURN (%)(K)(L)           8.50       23.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $30         $29
Ratio of net expenses to average
net assets (%)                          1.11        1.12(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.14        1.15(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.72)      (0.81)(R)
Portfolio turnover (%)                    52          67(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                               HIGH INCOME
                                              --------------
                                                SERIES NAV
                                              --------------
                                               PERIOD ENDED
                                               DECEMBER 31,
                                              --------------
                                                 2006(A)
                                              --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $12.50
Net investment income (loss)(H)                        0.60
Net realized and unrealized gain (loss) on
investments                                            1.14
                                              --------------
Total from investment operations                       1.74
                                              --------------
LESS DISTRIBUTIONS
                                              --------------
NET ASSET VALUE, END OF PERIOD                       $14.24
                                              ==============
       TOTAL RETURN (%)                               13.92(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $347
Ratio of net expenses to average net assets
(%)                                                    0.74(R)
Ratio of gross expenses to average net
assets (%)                                             0.74(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                                 6.87(R)
Portfolio turnover (%)                                   81(M)

(A)  Series NAV shares began operations on 4-28-06.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.32         $10.51          $9.95       $8.50       $9.88
Net investment income (loss)(H)                 0.77           0.76           0.72        0.69        0.75
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.40)          0.33        1.28       (1.37)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.02           0.36           1.05        1.97       (0.62)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.66         $10.32         $10.51       $9.95       $8.50
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.37(L)(Y)     3.70          11.06       24.15       (6.65)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $154           $179           $755        $621        $337
Ratio of net expenses to average net
assets (%)                                      0.76           0.78           0.80        0.82        0.84
Ratio of gross expenses to average net
assets (%)                                      0.76(P)        0.78           0.80        0.82        0.84
Ratio of net investment income (loss) to
average net assets (%)                          7.53           7.41           7.28        7.56        8.55
Portfolio turnover (%)                            90             92(X)          69          75          53

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.35         $10.45          $9.91       $8.49        $9.95
Net investment income (loss)(H)                 0.75           0.74           0.69        0.68         0.47
Net realized and unrealized gain (loss) on
investments                                     0.26          (0.39)          0.34        1.27        (1.17)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.01           0.35           1.03        1.95        (0.70)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.70         $10.35         $10.45       $9.91        $8.49
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.24(L)(Y)     3.56          10.85       23.91        (7.42)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $101           $109           $691        $296          $50
Ratio of net expenses to average net
assets (%)                                      0.96           0.98           1.00        1.02         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.96(P)        0.98           1.00        1.02         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.33           7.13           6.99        7.38         6.18(R)
Portfolio turnover (%)                            90             92(X)          69          75           53

                                                   HIGH YIELD
                                            ------------------------
                                                   SERIES NAV
                                            ------------------------
                                                  PERIOD ENDED
                                                  DECEMBER 31,
                                            ------------------------
                                              2006          2005(A)
                                            ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.29         $10.63
Net investment income (loss)(H)                 0.77           0.64
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.38)
                                            ---------      ---------
Total from investment operations                1.02           0.26
                                            ---------      ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.60)
                                            ---------      ---------
                                               (0.68)         (0.60)
                                            ---------      ---------
NET ASSET VALUE, END OF PERIOD                $10.63         $10.29
                                            =========      =========
       TOTAL RETURN (%)(K)                     10.46(L)(Y)     2.70(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,526         $1,349
Ratio of net expenses to average net
assets (%)                                      0.71           0.72(R)
Ratio of gross expenses to average net
assets (%)                                      0.71(P)        0.72(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.57           7.58(R)
Portfolio turnover (%)                            90             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            INCOME & VALUE
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003        2002
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37         $10.99      $10.35          $8.36      $10.13
Net investment income (loss)(H)         0.23           0.18        0.16           0.13        0.17
Net realized and unrealized gain
(loss) on investments                   0.74           0.38        0.62           2.04       (1.76)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        0.97           0.56        0.78           2.17       (1.59)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.23)         (0.18)      (0.14)         (0.18)      (0.18)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.23)         (0.18)      (0.14)         (0.18)      (0.18)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.11         $11.37      $10.99         $10.35       $8.36
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)              8.66(L)        5.22        7.64          26.48      (15.93)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $483           $525        $629           $522        $449
Ratio of net expenses to average
net assets (%)                          0.91           0.90        0.88(T)        0.87        0.88
Ratio of gross expenses to average
net assets (%)                          0.91(P)        0.90        0.88(T)        0.87        0.88
Ratio of net investment income
(loss) to average net assets (%)        1.94           1.70        1.53           1.45        1.90
Portfolio turnover (%)                    62             54          83(X)          91          61

                                                            INCOME & VALUE
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003       2002(A)
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.30         $10.93      $10.31          $8.35       $10.01
Net investment income (loss)(H)         0.20           0.16        0.14           0.11         0.12
Net realized and unrealized gain
(loss) on investments                   0.74           0.37        0.62           2.04        (1.60)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        0.94           0.53        0.76           2.15        (1.48)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.21)         (0.16)      (0.14)         (0.19)       (0.18)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.21)         (0.16)      (0.14)         (0.19)       (0.18)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.03         $11.30      $10.93         $10.31        $8.35
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)              8.42(L)        4.98        7.42          26.29       (15.02)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $102           $110        $126            $81          $23
Ratio of net expenses to average
net assets (%)                          1.11           1.10        1.08(T)        1.07         1.08(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.10        1.08(T)        1.07         1.08(R)
Ratio of net investment income
(loss) to average net assets (%)        1.74           1.50        1.32           1.19         1.55(R)
Portfolio turnover (%)                    62             54          83(X)          91           61

                                         INCOME & VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.37         $10.44
Net investment income (loss)(H)         0.23           0.13
Net realized and unrealized gain
(loss) on investments                   0.75           0.80
                                    ---------      ---------
Total from investment operations        0.98           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.23)             -
                                    ---------      ---------
                                       (0.23)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $12.12         $11.37
                                    =========      =========
       TOTAL RETURN (%)(K)              8.78(L)        8.91(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $2             $1
Ratio of net expenses to average
net assets (%)                          0.86           0.87(R)
Ratio of gross expenses to average
net assets (%)                          0.86(P)        0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        2.00           1.70(R)
Portfolio turnover (%)                    62             54

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             500 INDEX
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.80         $10.52       $9.63       $7.60       $9.81
Net investment income (loss)(H)         0.16           0.14        0.14        0.10        0.09
Net realized and unrealized gain
(loss) on investments                   1.48           0.30        0.84        2.01       (2.30)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.64           0.44        0.98        2.11       (2.21)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)         (0.16)      (0.09)      (0.08)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.11)         (0.16)      (0.09)      (0.08)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.33         $10.80      $10.52       $9.63       $7.60
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             15.26(L)        4.29       10.26       28.01      (22.53)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,323         $1,097      $1,115        $980        $678
Ratio of net expenses to average
net assets (%)                          0.54           0.56        0.56        0.57        0.57
Ratio of gross expenses to average
net assets (%)                          0.54(P)        0.56        0.56        0.57        0.57
Ratio of net investment income
(loss) to average net assets (%)        1.44           1.31        1.47        1.22        1.05
Portfolio turnover (%)                    15             11           4           1           6

                                                             500 INDEX
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.74         $10.46       $9.59       $7.59        $9.68
Net investment income (loss)(H)         0.14           0.11        0.13        0.09         0.08
Net realized and unrealized gain
(loss) on investments                   1.47           0.31        0.82        1.99        (2.17)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        1.61           0.42        0.95        2.08        (2.09)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.09)         (0.14)      (0.08)      (0.08)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.09)         (0.14)      (0.08)      (0.08)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.26         $10.74      $10.46       $9.59        $7.59
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             15.06(L)        4.12       10.00       27.76       (21.59)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $114           $129        $146        $116          $38
Ratio of net expenses to average
net assets (%)                          0.74           0.76        0.76        0.77         0.77(R)
Ratio of gross expenses to average
net assets (%)                          0.74(P)        0.76        0.76        0.77         0.77(R)
Ratio of net investment income
(loss) to average net assets (%)        1.23           1.11        1.29        1.02         1.12(R)
Portfolio turnover (%)                    15             11           4           1            6

                                           500 INDEX
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.80         $10.28
Net investment income (loss)(H)         0.15           0.03
Net realized and unrealized gain
(loss) on investments                   1.32           0.49
                                    ---------      ---------
Total from investment operations        1.47           0.52
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)             -
                                    ---------      ---------
                                       (0.11)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $12.16         $10.80
                                    =========      =========
       TOTAL RETURN (%)(K)             13.70(L)        5.06(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $38           $256
Ratio of net expenses to average
net assets (%)                          0.51           0.52(R)
Ratio of gross expenses to average
net assets (%)                          0.52(P)        0.52(R)
Ratio of net investment income
(loss) to average net assets (%)        1.35           1.80(R)
Portfolio turnover (%)                    15             11

(A) Series II and Series NAV shares began operations on 1-28-02 and 10-27-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             500 INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006           2005(F)        2004(G)    2003(E)(G)    2002(G)
                                                  ---------       ---------      ---------   ----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.87          $15.42         $14.18       $11.36       $14.85
Net investment income (loss)                          0.29(H)         0.25(H)        0.27         0.20         0.16
Net realized and unrealized gain (loss) on
investments                                           2.16            0.46           1.23         3.00        (3.48)
                                                  ---------       ---------      ---------   ----------   ---------
Total from investment operations                      2.45            0.71           1.50         3.20        (3.32)
                                                  ---------       ---------      ---------   ----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.19)          (0.07)         (0.26)       (0.37)       (0.11)
From net realized gain                                   -           (0.19)             -            -        (0.06)
From capital paid-in                                     -               -              -        (0.01)           -
                                                  ---------       ---------      ---------   ----------   ---------
                                                     (0.19)          (0.26)         (0.26)       (0.38)       (0.17)
                                                  ---------       ---------      ---------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                      $18.13          $15.87         $15.42       $14.18       $11.36
                                                  =========       =========      =========   ==========   =========
       TOTAL RETURN (%)(K)                           15.56(L)(Y)      4.65(L)       10.70        28.42       (22.31)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1,160          $1,110           $842         $682         $466
Ratio of net expenses to average net assets (%)       0.25            0.24           0.22         0.21         0.23
Ratio of gross expenses to average net assets
(%)                                                   0.49(P)         0.43(P)        0.22         0.21         0.23
Ratio of net investment income (loss) to average
net assets (%)                                        1.72            1.65           1.85         1.59         1.39
Portfolio turnover (%)                                   6              13(X)          14            5           11

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                        INDEX
                                      ALLOCATION
                                    --------------
                                      SERIES II
                                    --------------
                                     PERIOD ENDED
                                     DECEMBER 31,
                                    --------------
                                       2006(A)
                                    --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                     $12.50
Net investment income (loss)(H)(V)           0.28
Net realized and unrealized gain
(loss) on investments                        0.89
                                    --------------
Total from investment operations             1.17
                                    --------------
LESS DISTRIBUTIONS
From net investment income                  (0.19)
From net realized gain                      (0.10)
From capital paid-in                        (0.01)
                                    --------------
                                            (0.30)
                                    --------------
NET ASSET VALUE, END OF PERIOD             $13.37
                                    ==============
       TOTAL RETURN (%)(K)                   9.50(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $109
Ratio of net expenses to average
net assets (%)(Q)                            0.27(R)
Ratio of gross expenses to average
net assets (%)(Q)                            0.39(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                       2.41(R)
Portfolio turnover (%)                          3(M)

(A)  Series II shares began operation on 2-10-06.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         INTERNATIONAL CORE
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.78         $11.11       $9.69       $7.48       $9.59
Net investment income (loss)(H)         0.28           0.12        0.12        0.08        0.07
Net realized and unrealized gain
(loss) on investments                   2.79           1.64        1.38        2.17       (2.14)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.07           1.76        1.50        2.25       (2.07)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.08)         (0.09)      (0.08)      (0.04)      (0.04)
From net realized gain                 (0.61)             -           -           -           -
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.69)         (0.09)      (0.08)      (0.04)      (0.04)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.16         $12.78      $11.11       $9.69       $7.48
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             24.69(L)       15.94       15.59       30.27      (21.69)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $141           $134        $366        $289        $247
Ratio of net expenses to average
net assets (%)                          1.04           1.19        1.16        1.17        1.17
Ratio of gross expenses to average
net assets (%)                          1.04(P)        1.19        1.16        1.17        1.18(P)
Ratio of net investment income
(loss) to average net assets (%)        2.01           1.03        1.18        1.07        0.77
Portfolio turnover (%)                    39            147          76         159          78

                                                         INTERNATIONAL CORE
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.82         $11.08       $9.68       $7.48        $9.92
Net investment income (loss)(H)         0.24           0.01        0.10        0.05        (0.01)
Net realized and unrealized gain
(loss) on investments                   2.82           1.73        1.38        2.20        (2.39)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.06           1.74        1.48        2.25        (2.40)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.06)             -       (0.08)      (0.05)       (0.04)
From net realized gain                 (0.61)             -           -           -            -
                                    ---------      ---------   ---------   ---------   ---------
                                       (0.67)             -       (0.08)      (0.05)       (0.04)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.21         $12.82      $11.08       $9.68        $7.48
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             24.54(L)       15.70       15.35       30.26       (24.29)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $46            $33        $253        $100          $33
Ratio of net expenses to average
net assets (%)                          1.24           1.36        1.36        1.37         1.37(R)
Ratio of gross expenses to average
net assets (%)                          1.24(P)        1.36        1.36        1.37         1.38(P)(R)
Ratio of net investment income
(loss) to average net assets (%)        1.76           0.05        0.99        0.65        (0.20)(R)
Portfolio turnover (%)                    39            147          76         159           78

                                         INTERNATIONAL
                                              CORE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.76         $11.44
Net investment income (loss)(H)         0.27           0.17
Net realized and unrealized gain
(loss) on investments                   2.80           1.27
                                    ---------      ---------
Total from investment operations        3.07           1.44
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.08)         (0.12)
From net realized gain                 (0.61)             -
                                    ---------      ---------
                                       (0.69)         (0.12)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $15.14         $12.76
                                    =========      =========
       TOTAL RETURN (%)(K)             24.73(L)       12.78(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,160           $702
Ratio of net expenses to average
net assets (%)                          0.99           1.19(R)
Ratio of gross expenses to average
net assets (%)                          0.99(P)        1.19(R)
Ratio of net investment income
(loss) to average net assets (%)        1.95           1.72(R)
Portfolio turnover (%)                    39            147

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL EQUITY INDEX A
                                                  -----------------------------------------------------------------
                                                                              SERIES I
                                                  -----------------------------------------------------------------
                                                                                     PERIOD ENDED      PERIOD ENDED
                                                  PERIOD ENDED DECEMBER 31,           APRIL 29,        DECEMBER 31,
                                                  --------------------------         ------------      ------------
                                                    2006         2005(C)(F)           2005(B)(F)        2004(A)(G)
                                                  ---------      -----------         ------------      ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $17.09           $14.42               $16.33            $13.89
Net investment income (loss)                          0.42(H)          0.19(H)              0.14(H)           0.13
Net realized and unrealized gain (loss) on
investments                                           3.97             2.48                (0.46)             2.41
                                                  ---------      -----------         ------------      ------------
Total from investment operations                      4.39             2.67                (0.32)             2.54
                                                  ---------      -----------         ------------      ------------
LESS DISTRIBUTIONS
From net investment income                           (0.15)               -                (0.15)            (0.10)
From net realized gain                               (0.15)               -                (1.44)                -
                                                  ---------      -----------         ------------      ------------
                                                     (0.30)               -                (1.59)            (0.10)
                                                  ---------      -----------         ------------      ------------
NET ASSET VALUE, END OF PERIOD                      $21.18           $17.09               $14.42            $16.33
                                                  =========      ===========         ============      ============
       TOTAL RETURN (%)(K)                           25.93(L)         18.52(L)(M)          (1.97)(M)         18.45(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $239             $121                  $90               $77
Ratio of net expenses to average net assets (%)       0.60             0.64(R)              0.64(R)           0.72(R)
Ratio of gross expenses to average net assets
(%)                                                   0.60(P)          0.79(P)(R)           0.64(R)           0.72(R)
Ratio of net investment income (loss) to average
net assets (%)                                        2.24             1.78(R)             $2.71(R)           1.40(R)
Portfolio turnover (%)                                   9                7(M)                 9(M)             20(M)(X)

                                                                    INTERNATIONAL EQUITY INDEX A
                                                  ----------------------------------------------------------------
                                                                             SERIES II
                                                  ----------------------------------------------------------------
                                                                                    PERIOD ENDED      PERIOD ENDED
                                                   PERIOD ENDED DECEMBER 31,         APRIL 29,        DECEMBER 31,
                                                  ----------------------------      ------------      ------------
                                                     2006          2005(C)(F)        2005(B)(F)        2004(A)(G)
                                                  -----------      -----------      ------------      ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $17.06           $14.41            $16.31            $13.89
Net investment income (loss)(H)                         0.40(H)          0.17(H)           0.13(H)           0.12
Net realized and unrealized gain (loss) on
investments                                             3.95             2.48             (0.46)             2.40
                                                  -----------      -----------      ------------      ------------
Total from investment operations                        4.35             2.65             (0.33)             2.52
                                                  -----------      -----------      ------------      ------------
LESS DISTRIBUTIONS
From net investment income                             (0.12)               -              0.13             (0.10)
From net realized gain                                 (0.15)               -             (1.44)                -
                                                  -----------      -----------      ------------      ------------
                                                       (0.27)               -             (1.57)            (0.10)
                                                  -----------      -----------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                        $21.14           $17.06            $14.41            $16.31
                                                  ===========      ===========      ============      ============
       TOTAL RETURN (%)(K)                             25.70(L)         18.39(L)(M)       (2.03)(M)         18.29(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $44              $34               $27               $26
Ratio of net expenses to average net assets (%)         0.80             0.84(R)           0.84(R)           0.91(R)
Ratio of gross expenses to average net assets
(%)                                                     0.80(P)          0.98(P)(R)        0.84(R)           0.91(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                          2.11             1.59(R)           2.46(R)           1.04(R)
Portfolio turnover (%)                                     9                7(M)              9(M)             20(M)(X)

                                                  INTERNATIONAL EQUITY INDEX A
                                                  ----------------------------
                                                   SERIES NAV
                                                  ------------
                                                  PERIOD ENDED
                                                  DECEMBER 31,
                                                  ------------
                                                      2006
                                                  ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $17.95
Net investment income (loss)(H)                          0.32
Net realized and unrealized gain (loss) on
investments                                              3.20
                                                  ------------
Total from investment operations                         3.52
                                                  ------------
LESS DISTRIBUTIONS
From net investment income                              (0.16)
From net realized gain                                  (0.15)
                                                  ------------
                                                        (0.31)
                                                  ------------
NET ASSET VALUE, END OF PERIOD                         $21.16
                                                  ============
       TOTAL RETURN (%)(K)                              19.83(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $16
Ratio of net expenses to average net assets (%)          0.55(R)
Ratio of gross expenses to average net assets
(%)                                                      0.55(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                           1.84(R)
Portfolio turnover (%)                                      9(M)

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively.
(B)  Period from 1-1-05 to 4-29-05.
(C)  Period from 4-30-05 to 12-31-05.
(F) Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust Reorganized into a separate portfolio of John Hancock Trust: International Equity Index A. See note 1 to the financial statements.
(G)  Audited by previous auditors.
(H)  Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL EQUITY INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006          2005(F)        2004(G)    2003(E)(G)     2002(G)
                                                  ---------      ---------      ---------   -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $16.99         $16.25         $13.82        $10.05       $12.07
Net investment income (loss)                          0.47(H)        0.33(H)        0.31          0.24         0.21
Net realized and unrealized gain (loss) on
investments                                           4.14           2.05           2.44          3.91        (2.02)
                                                  ---------      ---------      ---------   -----------   ---------
Total from investment operations                      4.61           2.38           2.75          4.15        (1.81)
                                                  ---------      ---------      ---------   -----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.16)         (0.20)         (0.32)        (0.34)       (0.21)
From net realized gain                               (0.16)         (1.44)             -             -            -
From capital paid-in                                     -              -              -         (0.04)           -
                                                  ---------      ---------      ---------   -----------   ---------
                                                     (0.32)         (1.64)         (0.32)        (0.38)       (0.21)
                                                  ---------      ---------      ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                      $21.28         $16.99         $16.25        $13.82       $10.05
                                                  =========      =========      =========   ===========   =========
       TOTAL RETURN (%)(K)(L)                        27.41(Y)       16.56          20.24         41.99       (15.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $425           $418           $200          $159          $99
Ratio of net expenses to average net assets (%)       0.34           0.34           0.30          0.27         0.28
Ratio of gross expenses to average net assets
(%)(P)                                                0.57           0.61           0.38          0.42         0.46
Ratio of net investment income (loss) to average
net assets (%)                                        2.48           2.56           2.13          2.13         1.85
Portfolio turnover (%)                                  20              9             20            38           18

(E)  Certain amounts have been reclassified to permit comparison.
(F) The financial highlights for the year ended 12-31-05 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See Note 1 of the financial statements.
(G)  Audited by previous auditors.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL OPPORTUNITIES
                                                  --------------------------------------------------------------
                                                            SERIES I                         SERIES II
                                                  ----------------------------      ----------------------------
                                                   PERIOD ENDED DECEMBER 31,         PERIOD ENDED DECEMBER 31,
                                                  ----------------------------      ----------------------------
                                                     2006            2005(A)           2006            2005(A)
                                                  -----------      -----------      -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.53           $12.50           $15.51           $12.50
Net investment income (loss)(H)                         0.12             0.02             0.07             0.03
Net realized and unrealized gain (loss) on
investments                                             3.47             3.01             3.53             2.98
                                                  -----------      -----------      -----------      -----------
Total from investment operations                        3.59             3.03             3.60             3.01
                                                  -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.10)               -            (0.07)               -
From net realized gain                                 (0.87)               -            (0.87)               -
                                                  -----------      -----------      -----------      -----------
                                                       (0.97)               -            (0.94)               -
                                                  -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $18.15           $15.53           $18.17           $15.51
                                                  ===========      ===========      ===========      ===========
       TOTAL RETURN (%)(K)                             23.83(L)         24.24(M)         23.90(L)         24.08(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $6                -(N)           $44              $13
Ratio of net expenses to average net assets (%)         1.07             1.19(R)          1.25             1.42(R)
Ratio of gross expenses to average net assets
(%)                                                     1.07(P)          1.19(R)          1.25(P)          1.42(R)
Ratio of net investment income (loss) to average
net assets (%)                                          0.74             0.22(R)          0.43             0.25(R)
Portfolio turnover (%)                                   102              101(M)           102              101(M)

                                                  INTERNATIONAL OPPORTUNITIES
                                                  ----------------------------
                                                           SERIES NAV
                                                  ----------------------------
                                                   PERIOD ENDED DECEMBER 31,
                                                  ----------------------------
                                                     2006            2005(A)
                                                  -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.54            $12.50
Net investment income (loss)(H)                         0.11              0.14
Net realized and unrealized gain (loss) on
investments                                             3.50              2.90
                                                  -----------      -----------
Total from investment operations                        3.61              3.04
                                                  -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.11)                -
From net realized gain                                 (0.87)                -
                                                  -----------      -----------
                                                       (0.98)                -
                                                  -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $18.17            $15.54
                                                  ===========      ===========
       TOTAL RETURN (%)(K)                             23.96(L)          24.32(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $666              $332
Ratio of net expenses to average net assets (%)         1.00              1.11(R)
Ratio of gross expenses to average net assets
(%)                                                     1.00(P)           1.11(R)
Ratio of net investment income (loss) to average
net assets (%)                                          0.66              1.48(R)
Portfolio turnover (%)                                   102               101(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL SMALL CAP
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $19.29         $17.63      $14.56       $9.41      $11.30
Net investment income (loss)(H)          0.31           0.23        0.22        0.08       (0.04)
Net realized and unrealized gain
(loss) on investments                    4.93           1.59        2.87        5.07       (1.85)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         5.24           1.82        3.09        5.15       (1.89)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.23)         (0.16)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.23)         (0.16)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.30         $19.29      $17.63      $14.56       $9.41
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              27.34(L)       10.39       21.23       54.73      (16.73)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $156           $139        $309        $246        $100
Ratio of net expenses to average
net assets (%)                           1.16           1.22        1.24        1.32        1.57
Ratio of gross expenses to average
net assets (%)                           1.16(P)        1.22        1.24        1.32        1.57
Ratio of net investment income
(loss) to average net assets (%)         1.45           1.31        1.44        0.66       (0.40)
Portfolio turnover (%)                     41             47          32         140         501

                                                       INTERNATIONAL SMALL CAP
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $19.31         $17.58      $14.54       $9.41       $11.35
Net investment income (loss)(H)          0.27           0.15        0.17        0.05        (0.07)
Net realized and unrealized gain
(loss) on investments                    4.97           1.62        2.89        5.08        (1.87)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         5.24           1.77        3.06        5.13        (1.94)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.20)         (0.04)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.20)         (0.04)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.35         $19.31      $17.58      $14.54        $9.41
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              27.29(L)       10.10       21.03       54.42       (17.09)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $59            $47        $187         $74           $5
Ratio of net expenses to average
net assets (%)                           1.36           1.41        1.44        1.52         1.77(R)
Ratio of gross expenses to average
net assets (%)                           1.36(P)        1.41        1.44        1.52         1.77(R)
Ratio of net investment income
(loss) to average net assets (%)         1.28           0.83        1.10        0.41        (0.73)(R)
Portfolio turnover (%)                     41             47          32         140          501

                                         INTERNATIONAL
                                           SMALL CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $19.25         $18.52
Net investment income (loss)(H)         0.30           0.23
Net realized and unrealized gain
(loss) on investments                   4.95           0.70
                                    ---------      ---------
Total from investment operations        5.25           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.24)         (0.20)
                                    ---------      ---------
                                       (0.24)         (0.20)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $24.26         $19.25
                                    =========      =========
       TOTAL RETURN (%)(K)             27.46(L)        5.11(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $413           $381
Ratio of net expenses to average
net assets (%)                          1.11           1.16(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.16(R)
Ratio of net investment income
(loss) to average net assets (%)        1.38           1.52(R)
Portfolio turnover (%)                    41             47

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         INTERNATIONAL
                                                             SMALL
                                                            COMPANY
                                                         --------------
                                                           SERIES NAV
                                                         --------------
                                                          PERIOD ENDED
                                                          DECEMBER 31,
                                                         --------------
                                                            2006(A)
                                                         --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $12.50
Net investment income (loss)(H)                                   0.08
Net realized and unrealized gain (loss) on investments            0.66
                                                         --------------
Total from investment operations                                  0.74
                                                         --------------
NET ASSET VALUE, END OF PERIOD                                  $13.24
                                                         ==============
       TOTAL RETURN (%)(L)                                        5.92(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $235
Ratio of net expenses to average net assets (%)                   1.12(R)
Ratio of gross expenses to average net assets (%)(P)              1.12(R)
Ratio of net investment income (loss) to average net
assets (%)                                                        0.96(R)
Portfolio turnover (%)                                              51(M)

(A)  Series NAV shares began operations on 4-28-06.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                 INTERNATIONAL VALUE
                                        ---------------------------------------------------------------------
                                                                      SERIES I
                                        ---------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------
                                          2006           2005           2004           2003           2002
                                        ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $15.99         $14.80         $12.33          $8.60         $10.54
Net investment income (loss)(H)             0.46           0.33           0.21           0.21           0.14
Net realized and unrealized gain
(loss) on investments                       4.05           1.20           2.42           3.60          (2.01)
                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations            4.51           1.53           2.63           3.81          (1.87)
                                        ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                 (0.33)         (0.15)         (0.16)         (0.08)         (0.07)
From net realized gain                     (0.79)         (0.19)             -              -              -
                                        ---------      ---------      ---------      ---------      ---------
                                           (1.12)         (0.34)         (0.16)         (0.08)         (0.07)
                                        ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD            $19.38         $15.99         $14.80         $12.33          $8.60
                                        =========      =========      =========      =========      =========
       TOTAL RETURN (%)(K)                 29.59(L)       10.54(L)       21.54(L)       44.86(L)      (17.84)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $453           $404           $462           $267           $229
Ratio of net expenses to average net
assets (%)                                  0.97           1.02           1.00           1.12           1.12
Ratio of gross expenses to average net
assets (%)                                  0.98(P)        1.06(P)        1.07(P)        1.13(P)        1.12
Ratio of net investment income (loss)
to average net assets (%)                   2.67           2.23           1.64           2.18           1.45
Portfolio turnover (%)                        38             76(X)          29             51             26

                                                                 INTERNATIONAL VALUE
                                        ---------------------------------------------------------------------
                                                                      SERIES II
                                        ---------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------
                                          2006           2005           2004           2003          2002(A)
                                        ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $15.94         $14.74         $12.29          $8.60          $10.31
Net investment income (loss)(H)             0.42           0.27           0.19           0.18            0.01
Net realized and unrealized gain
(loss) on investments                       4.03           1.22           2.41           3.60           (1.65)
                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations            4.45           1.49           2.60           3.78           (1.64)
                                        ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                 (0.30)         (0.10)         (0.15)         (0.09)          (0.07)
From net realized gain                     (0.79)         (0.19)             -              -               -
                                        ---------      ---------      ---------      ---------      ---------
                                           (1.09)         (0.29)         (0.15)         (0.09)          (0.07)
                                        ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD            $19.30         $15.94         $14.74         $12.29           $8.60
                                        =========      =========      =========      =========      =========
       TOTAL RETURN (%)(K)                 29.27(L)       10.31(L)       21.37(L)       44.52(L)       (16.00)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $252           $213           $371           $138             $50
Ratio of net expenses to average net
assets (%)                                  1.17           1.22           1.20           1.32            1.32(R)
Ratio of gross expenses to average net
assets (%)                                  1.18(P)        1.26(P)        1.27(P)        1.33(P)         1.32(R)
Ratio of net investment income (loss)
to average net assets (%)                   2.46           1.80           1.50           1.78            0.09(R)
Portfolio turnover (%)                        38             76(X)          29             51              26

                                                INTERNATIONAL
                                                    VALUE
                                            ---------------------
                                                 SERIES NAV
                                            ---------------------
                                                PERIOD ENDED
                                                DECEMBER 31,
                                            ---------------------
                                              2006       2005(A)
                                            ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.94      $15.29
Net investment income (loss)(H)                 0.46        0.34
Net realized and unrealized gain (loss) on
investments                                     4.04        0.68
                                            ---------   ---------
Total from investment operations                4.50        1.02
                                            ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.34)      (0.18)
From net realized gain                         (0.79)      (0.19)
                                            ---------   ---------
                                               (1.13)      (0.37)
                                            ---------   ---------
NET ASSET VALUE, END OF PERIOD                $19.31      $15.94
                                            =========   =========
       TOTAL RETURN (%)(K)(L)                  29.61        6.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $921        $682
Ratio of net expenses to average net
assets (%)                                      0.92        0.97(R)
Ratio of gross expenses to average net
assets (%)(P)                                   0.93        1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                          2.67        2.65(R)
Portfolio turnover (%)                            38          76(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                       INVESTMENT QUALITY BOND
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.98         $12.41      $12.58      $12.33      $11.85
Net investment income (loss)(H)          0.55           0.61        0.61        0.61        0.67
Net realized and unrealized gain
(loss) on investments                   (0.16)         (0.34)      (0.03)       0.26        0.45
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.39           0.27        0.58        0.87        1.12
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.71)         (0.70)      (0.75)      (0.62)      (0.64)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.71)         (0.70)      (0.75)      (0.62)      (0.64)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $11.66         $11.98      $12.41      $12.58      $12.33
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.57(L)        2.26        4.81        7.32        9.94
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $183           $227        $362        $399        $469
Ratio of net expenses to average
net assets (%)                           0.72           0.74        0.74        0.75        0.74
Ratio of gross expenses to average
net assets (%)                           0.72(P)        0.74        0.74        0.75        0.74
Ratio of net investment income
(loss) to average net assets (%)         4.79           5.08        4.94        4.93        5.71
Portfolio turnover (%)                     28             30          23          59          46

                                                       INVESTMENT QUALITY BOND
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.96         $12.37      $12.55      $12.32       $11.94
Net investment income (loss)(H)          0.53           0.59        0.57        0.57         0.56
Net realized and unrealized gain
(loss) on investments                   (0.16)         (0.35)      (0.01)       0.29         0.46
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.37           0.24        0.56        0.86         1.02
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.69)         (0.65)      (0.74)      (0.63)       (0.64)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.69)         (0.65)      (0.74)      (0.63)       (0.64)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $11.64         $11.96      $12.37      $12.55       $12.32
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.36(L)        2.03        4.65        7.24         9.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $143            $90        $110         $85          $38
Ratio of net expenses to average
net assets (%)                           0.92           0.94        0.94        0.95         0.94(R)
Ratio of gross expenses to average
net assets (%)                           0.92(P)        0.94        0.94        0.95         0.94(R)
Ratio of net investment income
(loss) to average net assets (%)         4.60            4.9        4.67        4.64         5.07(R)
Portfolio turnover (%)                     28             30          23          59           46

                                           INVESTMENT
                                          QUALITY BOND
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.97         $12.45
Net investment income (loss)(H)         0.55           0.52
Net realized and unrealized gain
(loss) on investments                  (0.15)         (0.28)
                                    ---------      ---------
Total from investment operations        0.40           0.24
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.72)         (0.72)
                                    ---------      ---------
                                       (0.72)         (0.72)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $11.65         $11.97
                                    =========      =========
       TOTAL RETURN (%)(K)              3.65(L)        2.06(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $96            $59
Ratio of net expenses to average
net assets (%)                          0.67           0.67(R)
Ratio of gross expenses to average
net assets (%)                          0.67(P)        0.67(R)
Ratio of net investment income
(loss) to average net assets (%)        4.82           5.14(R)
Portfolio turnover (%)                    28             30

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            LARGE CAP
                                                  --------------------------------------------------------------
                                                            SERIES I                         SERIES II
                                                  ----------------------------      ----------------------------
                                                   PERIOD ENDED DECEMBER 31,         PERIOD ENDED DECEMBER 31,
                                                  ----------------------------      ----------------------------
                                                     2006            2005(A)           2006            2005(A)
                                                  -----------      -----------      -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.13           $12.50           $14.09           $12.50
Net investment income (loss)(H)                         0.16             0.05             0.12             0.05
Net realized and unrealized gain (loss) on
investments                                             1.82             1.58             1.83             1.54
                                                  -----------      -----------      -----------      -----------
Total from investment operations                        1.98             1.63             1.95             1.59
                                                  -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.03)               -            (0.04)               -
From net realized gain                                 (0.34)               -            (0.34)               -
                                                  -----------      -----------      -----------      -----------
                                                       (0.37)               -            (0.38)               -
                                                  -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $15.74           $14.13           $15.66           $14.09
                                                  ===========      ===========      ===========      ===========
       TOTAL RETURN (%)(K)                             14.36(L)         13.04(M)         14.15(L)         12.72(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $1                -(N)            $2               $1
Ratio of net expenses to average net assets (%)         0.85             1.15(R)          1.08             1.11(R)
Ratio of gross expenses to average net assets
(%)                                                     0.85(P)          1.15(R)          1.08(P)          1.11(R)
Ratio of net investment income (loss) to average
net assets (%)                                          1.14             0.58(R)          0.80             0.53(R)
Portfolio turnover (%)                                    31               46(M)            31               46(M)

                                                           LARGE CAP
                                                  ----------------------------
                                                           SERIES NAV
                                                  ----------------------------
                                                   PERIOD ENDED DECEMBER 31,
                                                  ----------------------------
                                                     2006            2005(A)
                                                  -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.12            $12.50
Net investment income (loss)(H)                         0.15              0.07
Net realized and unrealized gain (loss) on
investments                                             1.83              1.55
                                                  -----------      -----------
Total from investment operations                        1.98              1.62
                                                  -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.06)                -
From net realized gain                                 (0.34)                -
                                                  -----------      -----------
                                                       (0.40)                -
                                                  -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $15.70            $14.12
                                                  ===========      ===========
       TOTAL RETURN (%)(K)                             14.38(L)          12.96(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $209              $125
Ratio of net expenses to average net assets (%)         0.83              0.94(R)
Ratio of gross expenses to average net assets
(%)                                                     0.83(P)           0.94(R)
Ratio of net investment income (loss) to average
net assets (%)                                          1.03              0.75(R)
Portfolio turnover (%)                                    31                46(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                        LARGE CAP VALUE
                                        ------------------------------------------------
                                                            SERIES I
                                        ------------------------------------------------

                                                   PERIOD ENDED DECEMBER 31,
                                        ------------------------------------------------
                                          2006           2005        2004       2003(A)
                                        ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $21.70         $18.79      $15.66      $12.50
Net investment income (loss)(H)             0.20           0.10        0.20           -(J)
Net realized and unrealized gain
(loss) on investments                       3.08           2.81        3.19        3.46
                                        ---------      ---------   ---------   ---------
Total from investment operations            3.28           2.91        3.39        3.46
                                        ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                 (0.10)             -       (0.12)      (0.30)
From net realized gain                     (1.81)             -       (0.14)          -
                                        ---------      ---------   ---------   ---------
                                           (1.91)             -       (0.26)      (0.30)
                                        ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD            $23.07         $21.70      $18.79      $15.66
                                        =========      =========   =========   =========
       TOTAL RETURN (%)(K)                 15.93(L)       15.49       21.80       27.65(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $87            $10         $71          $6
Ratio of net expenses to average net
assets (%)                                  0.96           0.97        1.03        1.40(R)
Ratio of gross expenses to average net
assets (%)                                  0.96(P)        0.97        1.03        2.86(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                   0.90           0.50        1.22       (0.02)(R)
Portfolio turnover (%)                        61(X)         105         109         105(M)

                                                                        LARGE CAP VALUE
                                        -------------------------------------------------------------------------------
                                                           SERIES II                                  SERIES NAV
                                        ------------------------------------------------       ------------------------
                                                                                                     PERIOD ENDED
                                                   PERIOD ENDED DECEMBER 31,                         DECEMBER 31,
                                        ------------------------------------------------       ------------------------
                                          2006           2005        2004       2003(A)          2006          2005(A)
                                        ---------      ---------   ---------   ---------       ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $21.60         $18.74      $15.64      $12.50          $21.71          $19.80
Net investment income (loss)(H)             0.11           0.08        0.17       (0.03)           0.19            0.10
Net realized and unrealized gain
(loss) on investments                       3.12           2.78        3.18        3.47            3.11            1.81
                                        ---------      ---------   ---------   ---------       ---------      ---------
Total from investment operations            3.23           2.86        3.35        3.44            3.30            1.91
                                        ---------      ---------   ---------   ---------       ---------      ---------
LESS DISTRIBUTIONS
From net investment income                 (0.06)             -       (0.11)      (0.30)          (0.11)              -(J)
From net realized gain                     (1.81)             -       (0.14)          -           (1.81)              -
                                        ---------      ---------   ---------   ---------       ---------      ---------
                                           (1.87)             -       (0.25)      (0.30)          (1.92)              -(J)
                                        ---------      ---------   ---------   ---------       ---------      ---------
NET ASSET VALUE, END OF PERIOD            $22.96         $21.60      $18.74      $15.64          $23.09          $21.71
                                        =========      =========   =========   =========       =========      =========
       TOTAL RETURN (%)(K)                 15.75(L)       15.26       21.53       27.49(L)(M)     16.03(L)         9.65(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $63            $90        $102          $8            $386            $146
Ratio of net expenses to average net
assets (%)                                  1.14           1.18        1.23        1.60(R)         0.89            0.91(R)
Ratio of gross expenses to average net
assets (%)                                  1.14(P)        1.18        1.23        3.06(P)(R)      0.89(P)         0.91(R)
Ratio of net investment income (loss)
to average net assets (%)                   0.52           0.39        1.00       (0.27)(R)        0.86            0.56(R)
Portfolio turnover (%)                        61(X)         105         109         105(M)           61(X)          105

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                 LIFESTYLE AGGRESSIVE
                                           ----------------------------------------------------------------
                                                                       SERIES I
                                           ----------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                           ----------------------------------------------------------------
                                             2006         2005           2004        2003           2002
                                           ---------    ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.46       $12.59         $10.93       $8.14         $10.34
Net investment income (loss)(V)                0.06(H)      0.06(H)        0.04        0.02           0.04
Net realized and unrealized gain (loss)
on investments                                 1.71         1.23           1.70        2.81          (2.16)
                                           ---------    ---------      ---------   ---------      ---------
Total from investment operations               1.77         1.29           1.74        2.83          (2.12)
                                           ---------    ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.09)       (0.07)         (0.04)      (0.02)         (0.04)
From net realized gain                        (3.87)       (0.35)         (0.04)          -              -
From capital paid-in                              -            -              -       (0.02)         (0.04)
                                           ---------    ---------      ---------   ---------      ---------
                                              (3.96)       (0.42)         (0.08)      (0.04)         (0.08)
                                           ---------    ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD               $11.27       $13.46         $12.59      $10.93          $8.14
                                           =========    =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    15.46        10.64          16.06       34.91(L)      (20.71)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $251         $210           $486        $328           $186
Ratio of net expenses to average net
assets (%)(Q)                                  0.11         0.12           0.07        0.07           0.07
Ratio of gross expenses to average net
assets (%)(Q)                                  0.11         0.12           0.07        0.08(P)        0.10(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                      0.52         0.51           0.31        0.23           0.33
Portfolio turnover (%)                           32          112             57          53             90

                                                                  LIFESTYLE AGGRESSIVE
                                           ------------------------------------------------------------------
                                                                       SERIES II
                                           ------------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             2006           2005           2004        2003          2002(A)
                                           ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.44         $12.59         $10.93       $8.14          $10.09
Net investment income (loss)(V)                0.04(H)        0.03(H)        0.04        0.02            0.04
Net realized and unrealized gain (loss)
on investments                                 1.69           1.24           1.70        2.81           (1.91)
                                           ---------      ---------      ---------   ---------      ---------
Total from investment operations               1.73           1.27           1.74        2.83           (1.87)
                                           ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.09)         (0.07)         (0.04)      (0.02)          (0.04)
From net realized gain                        (3.86)         (0.35)         (0.04)          -               -
From capital paid-in                              -              -              -       (0.02)          (0.04)
                                           ---------      ---------      ---------   ---------      ---------
                                              (3.95)         (0.42)         (0.08)      (0.04)          (0.08)
                                           ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD               $11.22         $13.44         $12.59      $10.93           $8.14
                                           =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    15.19          10.47          16.06       34.91(L)       (18.74)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $367           $331           $294        $158             $27
Ratio of net expenses to average net
assets (%)(Q)                                  0.31           0.29           0.07        0.07            0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                  0.31           0.29           0.07        0.08(P)         0.10(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                      0.32           0.26           0.30        0.11           (0.05)(R)
Portfolio turnover (%)                           32            112             57          53              90

                                                     LIFESTYLE
                                                    AGGRESSIVE
                                               ---------------------
                                                    SERIES NAV
                                               ---------------------
                                                   PERIOD ENDED
                                                   DECEMBER 31,
                                               ---------------------
                                                 2006       2005(A)
                                               ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $13.47      $11.61
Net investment income (loss)(H)(V)                 0.03       (0.01)
Net realized and unrealized gain (loss) on
investments                                        1.74        1.87
                                               ---------   ---------
Total from investment operations                   1.77        1.86
                                               ---------   ---------
LESS DISTRIBUTIONS
From net investment income                        (0.09)          -(J)
From net realized gain                            (3.87)          -(J)
                                               ---------   ---------
                                                  (3.96)          -(J)
                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                   $11.28      $13.47
                                               =========   =========
       TOTAL RETURN (%)(K)                        15.48       16.03(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $19          $2
Ratio of net expenses to average net assets
(%)(Q)                                             0.06        0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                      0.06        0.07(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                          0.29       (0.06)(R)
Portfolio turnover (%)                               32         112

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  LIFESTYLE BALANCED
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $13.91         $13.79         $12.43      $10.30      $11.82
Net investment income (loss)(V)                 0.26(H)        0.27(H)        0.24        0.19        0.29
Net realized and unrealized gain (loss) on
investments                                     1.36           0.62           1.40        2.22       (1.43)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.62           0.89           1.64        2.41       (1.14)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.25)         (0.28)         (0.24)      (0.19)      (0.29)
From net realized gain                         (1.40)         (0.49)         (0.04)      (0.05)      (0.04)
From capital paid-in                           (0.04)             -              -       (0.04)      (0.05)
                                            ---------      ---------      ---------   ---------   ---------
                                               (1.69)         (0.77)         (0.28)      (0.28)      (0.38)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $13.84         $13.91         $13.79      $12.43      $10.30
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     12.73           6.88          13.49       23.97       (9.95)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,132         $1,031         $1,846      $1,331        $860
Ratio of expenses to average net assets
(%)(Q)                                          0.10           0.12           0.07        0.07        0.07
Ratio of adjusted expenses to average net
assets (%)(Q)                                   0.10           0.12           0.07        0.07        0.09(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                       1.96           2.08           1.75        1.59        2.48
Portfolio turnover (%)                            19             99             51          55         114

                                                                    LIFESTYLE BALANCED
                                            ------------------------------------------------------------------
                                                                        SERIES II
                                            ------------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2006           2005           2004        2003          2002(A)
                                            ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $13.89         $13.78         $12.43      $10.30          $11.72
Net investment income (loss)(V)                 0.21(H)        0.18(H)        0.24        0.19            0.29
Net realized and unrealized gain (loss) on
investments                                     1.38           0.70           1.39        2.22           (1.33)
                                            ---------      ---------      ---------   ---------      ---------
Total from investment operations                1.59           0.88           1.63        2.41           (1.04)
                                            ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                     (0.25)         (0.28)         (0.24)      (0.19)          (0.29)
From net realized gain                         (1.40)         (0.49)         (0.04)      (0.05)          (0.04)
From capital paid-in                           (0.04)             -              -       (0.04)          (0.05)
                                            ---------      ---------      ---------   ---------      ---------
                                               (1.69)         (0.77)         (0.28)      (0.28)          (0.38)
                                            ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD                $13.79         $13.89         $13.78      $12.43          $10.30
                                            =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                     12.51           6.80          13.41       23.97(L)        (9.18)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $7,318         $4,538         $2,101        $740            $164
Ratio of expenses to average net assets
(%)(Q)                                          0.30           0.30           0.07        0.07            0.07(R)
Ratio of adjusted expenses to average net
assets (%)(Q)                                   0.30           0.30           0.07        0.07(P)         0.09(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                       1.60           1.34           1.39        1.11            0.07(R)
Portfolio turnover (%)                            19             99             51          55             114

                                          LIFESTYLE
                                          BALANCED
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.92      $12.67
Net investment income (loss)(H)(V)      0.21           -(J)
Net realized and unrealized gain
(loss) on investments                   1.42        1.26
                                    ---------   ---------
Total from investment operations        1.63        1.26
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.25)          -(J)
From net realized gain                 (1.40)      (0.01)
From capital paid-in                   (0.04)          -
                                    ---------   ---------
                                       (1.69)      (0.01)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.86      $13.92
                                    =========   =========
       TOTAL RETURN (%)(K)             12.80        9.94(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $52         $12
Ratio of net expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.61       (0.03)(R)
Portfolio turnover (%)                    19          99

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                LIFESTYLE CONSERVATIVE
                                          ------------------------------------------------------------------
                                                                       SERIES I
                                          ------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                            2006           2005           2004        2003           2002
                                          ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $13.42         $14.20         $13.64      $12.72         $12.94
Net investment income (loss)(V)               0.39(H)        0.42(H)        0.42        0.38           0.39
Net realized and unrealized gain (loss)
on investments                                0.67          (0.05)          0.71        1.03          (0.16)
                                          ---------      ---------      ---------   ---------      ---------
Total from investment operations              1.06           0.37           1.13        1.41           0.23
                                          ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   (0.44)         (0.43)         (0.42)      (0.39)         (0.39)
From net realized gain                       (0.61)         (0.72)         (0.15)      (0.10)         (0.04)
From capital paid-in                             -              -              -           -          (0.02)
                                          ---------      ---------      ---------   ---------      ---------
                                             (1.05)         (1.15)         (0.57)      (0.49)         (0.45)
                                          ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD              $13.43         $13.42         $14.20      $13.64         $12.72
                                          =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    8.44           2.88           8.59       11.47(L)        1.80(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $171           $182           $373        $299           $251
Ratio of net expenses to average net
assets (%)(Q)                                 0.11           0.12           0.07        0.07           0.07
Ratio of gross expenses to average net
assets (%)(Q)                                 0.11           0.12           0.07        0.08(P)        0.09(P)
Ratio of net investment income (loss) to
average net assets (%)(V)                     3.00           3.16           2.80        2.89           2.62
Portfolio turnover (%)                          34            104             44          40             69

                                                                LIFESTYLE CONSERVATIVE
                                          ------------------------------------------------------------------
                                                                      SERIES II
                                          ------------------------------------------------------------------
                                                              PERIOD ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                            2006           2005           2004        2003          2002(A)
                                          ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $13.40         $14.19         $13.64      $12.72          $12.93
Net investment income (loss)(V)               0.35(H)        0.32(H)        0.42        0.38            0.39
Net realized and unrealized gain (loss)
on investments                                0.66           0.04           0.70        1.03           (0.15)
                                          ---------      ---------      ---------   ---------      ---------
Total from investment operations              1.01           0.36           1.12        1.41            0.24
                                          ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   (0.43)         (0.43)         (0.42)      (0.39)          (0.39)
From net realized gain                       (0.61)         (0.72)         (0.15)      (0.10)          (0.04)
From capital paid-in                             -              -              -           -           (0.02)
                                          ---------      ---------      ---------   ---------      ---------
                                             (1.04)         (1.15)         (0.57)      (0.49)          (0.45)
                                          ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD              $13.37         $13.40         $14.19      $13.64          $12.72
                                          =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                    8.13           2.81           8.51       11.46(L)         1.83(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $524           $422           $286        $154             $48
Ratio of net expenses to average net
assets (%)(Q)                                 0.31           0.30           0.07        0.07            0.07(R)
Ratio of gross expenses to average net
assets (%)(Q)                                 0.31           0.30           0.07        0.08(P)         0.09(P)(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                     2.71           2.39           2.50        2.21            0.25(R)
Portfolio turnover (%)                          34            104             44          40              69

                                                 LIFESTYLE
                                               CONSERVATIVE
                                           ---------------------
                                                SERIES NAV
                                           ---------------------
                                               PERIOD ENDED
                                               DECEMBER 31,
                                           ---------------------
                                             2006       2005(A)
                                           ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.44      $12.99
Net investment income (loss)(H)(V)             0.29       (0.01)
Net realized and unrealized gain (loss)
on investments                                 0.77        0.46
                                           ---------   ---------
Total from investment operations               1.06        0.45
                                           ---------   ---------
LESS DISTRIBUTIONS
From net investment income                    (0.44)          -
From net realized gain                        (0.61)          -
                                           ---------   ---------
                                              (1.05)          -
                                           ---------   ---------
NET ASSET VALUE, END OF PERIOD               $13.45      $13.44
                                           =========   =========
       TOTAL RETURN (%)(K)                     8.43        3.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $3          $1
Ratio of net expenses to average net
assets (%)(Q)                                  0.06        0.06(R)
Ratio of gross expenses to average net
assets (%)(Q)                                  0.06        0.06(R)
Ratio of net investment income (loss) to
average net assets (%)(V)                      2.22       (0.06)(R)
Portfolio turnover (%)                           34         104

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          LIFESTYLE GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $14.06         $13.40         $11.86       $9.28      $11.25
Net investment income (loss)(V)        0.18(H)        0.17(H)        0.13        0.09        0.14
Net realized and unrealized gain
(loss) on investments                  1.57           0.94           1.58        2.61       (1.89)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.75           1.11           1.71        2.70       (1.75)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.21)         (0.17)         (0.13)      (0.09)      (0.14)
From net realized gain                (1.66)         (0.28)         (0.04)      (0.01)      (0.02)
From capital paid-in                      -              -              -       (0.02)      (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.87)         (0.45)         (0.17)      (0.12)      (0.22)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.94         $14.06         $13.40      $11.86       $9.28
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            13.50           8.66          14.57       29.55      (15.84)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $1,030           $901         $1,730      $1,224        $766
Ratio of net expenses to average
net assets (%)(Q)                      0.10           0.12           0.07        0.07        0.07
Ratio of gross expenses to
average net assets (%)(Q)              0.10           0.12           0.07        0.07        0.09(P)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 1.31           1.30           0.98        0.84        1.24
Portfolio turnover (%)                   22            111             48          55         117

                                                          LIFESTYLE GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $14.03         $13.39         $11.85       $9.28       $11.06
Net investment income (loss)(V)        0.13(H)        0.10(H)        0.13        0.09         0.14
Net realized and unrealized gain
(loss) on investments                  1.59           0.99           1.58        2.60        (1.70)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.72           1.09           1.71        2.69        (1.56)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.21)         (0.17)         (0.13)      (0.09)       (0.14)
From net realized gain                (1.66)         (0.28)         (0.04)      (0.01)       (0.02)
From capital paid-in                      -              -              -       (0.02)       (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.87)         (0.45)         (0.17)      (0.12)       (0.22)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.88         $14.03         $13.39      $11.85        $9.28
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            13.28           8.51          14.59       29.44       (14.40)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $9,552         $4,881         $2,117        $652         $121
Ratio of net expenses to average
net assets (%)(Q)                      0.30           0.30           0.07        0.07         0.07(R)
Ratio of gross expenses to
average net assets (%)(Q)              0.30           0.30           0.07        0.07         0.09(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 0.96           0.74           0.75        0.53        (0.01)(R)
Portfolio turnover (%)                   22            111             48          55          117

                                          LIFESTYLE
                                           GROWTH
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.07      $12.46
Net investment income (loss)(H)(V)      0.14           -(J)
Net realized and unrealized gain
(loss) on investments                   1.62        1.63
                                    ---------   ---------
Total from investment operations        1.76        1.63
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.21)          -(J)
From net realized gain                 (1.66)      (0.02)
                                    ---------   ---------
                                       (1.87)      (0.02)
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.96      $14.07
                                    =========   =========
       TOTAL RETURN (%)(K)             13.58       13.08(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $115         $23
Ratio of net expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.05        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.03       (0.03)(R)
Portfolio turnover (%)                    22         111

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         LIFESTYLE MODERATE
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $13.35         $13.80         $12.79      $11.22      $12.11
Net investment income (loss)(V)        0.30(H)        0.33(H)        0.31        0.27        0.40
Net realized and unrealized gain
(loss) on investments                  0.99           0.19           1.07        1.67       (0.88)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.29           0.52           1.38        1.94       (0.48)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.31)         (0.33)         (0.31)      (0.27)      (0.40)
From net realized gain                (0.93)         (0.64)         (0.06)      (0.06)          -
From capital paid-in                  (0.03)             -              -       (0.04)      (0.01)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.27)         (0.97)         (0.37)      (0.37)      (0.41)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.37         $13.35         $13.80      $12.79      $11.22
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            10.42           4.15          11.04       17.83       (4.07)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $349           $327           $582        $462        $326
Ratio of net expenses to average
net assets (%)(Q)                      0.11           0.12           0.07        0.07        0.07
Ratio of gross expenses to
average net assets (%)(Q)              0.11           0.12           0.07        0.07        0.09(P)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 2.33           2.51           2.26        2.15        3.17
Portfolio turnover (%)                   19            101             55          46         113

                                                         LIFESTYLE MODERATE
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $13.33         $13.80         $12.79      $11.22       $12.07
Net investment income (loss)(V)        0.26(H)        0.24(H)        0.31        0.27         0.40
Net realized and unrealized gain
(loss) on investments                  1.00           0.26           1.07        1.67        (0.84)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.26           0.50           1.38        1.94        (0.44)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.31)         (0.33)         (0.31)      (0.27)       (0.40)
From net realized gain                (0.93)         (0.64)         (0.06)      (0.06)           -
From capital paid-in                  (0.03)             -              -       (0.04)       (0.01)
                                   ---------      ---------      ---------   ---------   ---------
                                      (1.27)         (0.97)         (0.37)      (0.37)       (0.41)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $13.32         $13.33         $13.80      $12.79       $11.22
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            10.18           4.00          11.04       17.83        (3.77)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $1,560         $1,108           $631        $286          $74
Ratio of net expenses to average
net assets (%)(Q)                      0.31           0.30           0.07        0.07         0.07(R)
Ratio of gross expenses to
average net assets (%)(Q)              0.31           0.30           0.07        0.07         0.09(P)(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                 2.02           1.80           1.90        1.58         0.19(R)
Portfolio turnover (%)                   19            101             55          46          113

                                          LIFESTYLE
                                          MODERATE
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.35      $12.59
Net investment income (loss)(H)(V)      0.24       (0.01)
Net realized and unrealized gain
(loss) on investments                   1.06        0.77
                                    ---------   ---------
Total from investment operations        1.30        0.76
                                    ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.31)          -
From net realized gain                 (0.93)          -
From capital paid-in                   (0.03)          -
                                    ---------   ---------
                                       (1.27)          -
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $13.38      $13.35
                                    =========   =========
       TOTAL RETURN (%)(K)             10.50        6.04(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $5          $2
Ratio of net expenses to average
net assets (%)(Q)                       0.06        0.06(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.06        0.06(R)
Ratio of net investment income
(loss) to average net assets
(%)(V)                                  1.88       (0.06)(R)
Portfolio turnover (%)                    19         101

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the underlying affiliated funds in which the Fund invests.
(R)  Annualized.
(V) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                      MANAGED
                                                     -------------------------------------------------------------------------
                                                                                    SERIES NAV
                                                     -------------------------------------------------------------------------
                                                                             PERIOD ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                        2006            2005(F)          2004(G)     2003(E)(G)      2002(G)
                                                     -----------      -----------      -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.59           $13.58           $12.80        $11.15         $13.08
Net investment income (loss)                               0.32(H)          0.26(H)          0.23          0.21           0.21
Net realized and unrealized gain (loss) on
investments                                                0.62             0.11             0.80          1.89          (1.93)
                                                     -----------      -----------      -----------   -----------   -----------
Total from investment operations                           0.94             0.37             1.03          2.10          (1.72)
                                                     -----------      -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS
From net investment income                                (0.20)           (0.08)           (0.25)        (0.39)         (0.21)
From net realized gain                                    (0.91)           (0.28)               -             -              -
From capital paid-in                                          -                -                -         (0.06)             -
                                                     -----------      -----------      -----------   -----------   -----------
                                                          (1.11)           (0.36)           (0.25)        (0.45)         (0.21)
                                                     -----------      -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                           $13.42           $13.59           $13.58        $12.80         $11.15
                                                     ===========      ===========      ===========   ===========   ===========
       TOTAL RETURN (%)(K)                                 7.48(L)          2.71             8.18         19.00         (13.23)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,623           $1,901           $2,079        $2,071         $1,937
Ratio of net expenses to average net assets (%)            0.72             0.77             0.77          0.74           0.76
Ratio of gross expenses to average net assets (%)          0.72(P)          0.77             0.77          0.74           0.76
Ratio of net investment income (loss) to average
net assets (%)                                             2.43             1.88             1.87          1.75           1.77
Portfolio turnover (%)                                       74              255              234           216            235

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(P)  Does not take into consideration expense reductions during period shown.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $18.05         $16.78      $14.56      $10.82      $12.82
Net investment income (loss)(H)          0.20           0.16        0.09        0.08        0.07
Net realized and unrealized gain
(loss) on investments                    1.53           1.77        2.21        3.66       (2.01)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.73           1.93        2.30        3.74       (1.94)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.12)         (0.09)      (0.06)          -       (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.94)         (0.66)      (0.08)          -       (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.84         $18.05      $16.78      $14.56      $10.82
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.72(L)       12.02       15.83       34.57      (15.16)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $377           $220        $187        $145         $87
Ratio of net expenses to average
net assets (%)                           0.57           0.57        0.57        0.58        0.58
Ratio of gross expenses to average
net assets (%)                           0.57(P)        0.57        0.57        0.58        0.58
Ratio of net investment income
(loss) to average net assets (%)         1.09           0.95        0.63        0.62        0.58
Portfolio turnover (%)                     15(X)          19          16           8          20

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.98         $16.72      $14.52      $10.81       $12.80
Net investment income (loss)(H)          0.16           0.13        0.06        0.05         0.05
Net realized and unrealized gain
(loss) on investments                    1.51           1.76        2.21        3.66        (1.98)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.67           1.89        2.27        3.71        (1.93)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.08)         (0.06)      (0.05)          -        (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.90)         (0.63)      (0.07)          -        (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.75         $17.98      $16.72      $14.52       $10.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.44(L)       11.79       15.65       34.32       (15.07)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81            $63         $59         $43          $13
Ratio of net expenses to average
net assets (%)                           0.77           0.77        0.77        0.78         0.78(R)
Ratio of gross expenses to average
net assets (%)                           0.77(P)        0.77        0.77        0.78         0.78(R)
Ratio of net investment income
(loss) to average net assets (%)         0.86           0.74        0.43        0.42         0.42(R)
Portfolio turnover (%)                     15(X)          19          16           8           20

                                         MID CAP INDEX
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $18.06         $15.40
Net investment income (loss)(H)         0.22           0.12
Net realized and unrealized gain
(loss) on investments                   1.51           2.54
                                    ---------      ---------
Total from investment operations        1.73           2.66
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)             -
From net realized gain                 (0.82)             -
                                    ---------      ---------
                                       (0.94)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.85         $18.06
                                    =========      =========
       TOTAL RETURN (%)(K)              9.74(L)       17.27(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $603            $74
Ratio of net expenses to average
net assets (%)                          0.52           0.54(R)
Ratio of gross expenses to average
net assets (%)                          0.52(P)        0.54(R)
Ratio of net investment income
(loss) to average net assets (%)        1.21           1.01(R)
Portfolio turnover (%)                    15(X)          19

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.57         $14.13         $11.87       $8.34      $10.77
Net investment income (loss)(H)                    -(J)       (0.04)         (0.05)      (0.05)      (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.07           1.99           2.31        3.58       (2.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.07           1.95           2.26        3.53       (2.43)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.97         $15.57         $14.13      $11.87       $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.55(L)(Y)    14.57          19.04       42.33      (22.56)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $361           $383           $349        $260        $187
Ratio of net expenses to average net
assets (%)                                      0.93           0.97           0.96        0.99        1.00
Ratio of gross expenses to average net
assets (%)                                      0.93(P)        0.97           0.96        0.99        1.00
Ratio of net investment income (loss) to
average net assets (%)                             -(S)       (0.31)         (0.43)      (0.55)      (0.53)
Portfolio turnover (%)                           123            196(X)         128         132         128

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.47         $14.06         $11.84       $8.34       $10.64
Net investment income (loss)(H)                (0.03)         (0.07)         (0.07)      (0.08)       (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.05           1.99           2.29        3.58        (2.25)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.02           1.92           2.22        3.50        (2.30)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.82         $15.47         $14.06      $11.84        $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.31(L)(Y)    14.42          18.75       41.97       (21.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $183           $178           $226        $116          $32
Ratio of net expenses to average net
assets (%)                                      1.13           1.17           1.16        1.19         1.20(R)
Ratio of gross expenses to average net
assets (%)                                      1.13(P)        1.17           1.16        1.19         1.20(R)
Ratio of net investment income (loss) to
average net assets (%)                         (0.18)         (0.52)         (0.58)      (0.75)       (0.70)(R)
Portfolio turnover (%)                           123            196(X)         128         132          128

                                         MID CAP STOCK
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.59         $13.50
Net investment income (loss)(H)         0.02          (0.02)
Net realized and unrealized gain
(loss) on investments                   2.07           2.62
                                    ---------      ---------
Total from investment operations        2.09           2.60
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (0.67)         (0.51)
                                    ---------      ---------
                                       (0.67)         (0.51)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $17.01         $15.59
                                    =========      =========
       TOTAL RETURN (%)(K)             13.66(L)(Y)    20.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $473           $399
Ratio of net expenses to average
net assets (%)                          0.88           0.91(R)
Ratio of gross expenses to average
net assets (%)                          0.88(P)        0.91(R)
Ratio of net investment income
(loss) to average net assets (%)        0.09          (0.21)(R)
Portfolio turnover (%)                   123            196(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.
(S)  Less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            MID CAP VALUE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $18.83         $18.14      $14.65      $11.74      $13.06
Net investment income (loss)(H)          0.10           0.11        0.10        0.09        0.11
Net realized and unrealized gain
(loss) on investments                    1.88           1.28        3.47        2.87       (1.43)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.98           1.39        3.57        2.96       (1.32)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.13)         (0.08)      (0.08)      (0.05)          -
From net realized gain                  (3.12)         (0.62)          -           -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.25)         (0.70)      (0.08)      (0.05)          -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $17.56         $18.83      $18.14      $14.65      $11.74
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              12.27(L)        8.00       24.46       25.36      (10.11)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $264           $295        $399        $283        $269
Ratio of net expenses to average
net assets (%)                           0.95           0.96        0.97        0.99        1.02
Ratio of gross expenses to average
net assets (%)                           0.95(P)        0.96        0.97        0.99        1.02
Ratio of net investment income
(loss) to average net assets (%)         0.62           0.61        0.61        0.76        0.92
Portfolio turnover (%)                     22             35          19          34          24

                                                            MID CAP VALUE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $18.76         $18.08      $14.62      $11.74       $12.63
Net investment income (loss)(H)          0.07           0.07        0.07        0.07         0.09
Net realized and unrealized gain
(loss) on investments                    1.87           1.28        3.46        2.86        (0.98)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.94           1.35        3.53        2.93        (0.89)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.10)         (0.05)      (0.07)      (0.05)           -
From net realized gain                  (3.12)         (0.62)          -           -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.22)         (0.67)      (0.07)      (0.05)           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $17.48         $18.76      $18.08      $14.62       $11.74
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              12.03(L)        7.76       24.22       25.14        (7.05)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $216           $244        $296        $171          $71
Ratio of net expenses to average
net assets (%)                           1.15           1.16        1.17        1.19         1.22(R)
Ratio of gross expenses to average
net assets (%)                           1.15(P)        1.16        1.17        1.19         1.22(R)
Ratio of net investment income
(loss) to average net assets (%)         0.42           0.41        0.42        0.54         0.83(R)
Portfolio turnover (%)                     22             35          19          34           24

                                         MID CAP VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $18.83         $18.08
Net investment income (loss)(H)         0.11           0.10
Net realized and unrealized gain
(loss) on investments                   1.87           1.38
                                    ---------      ---------
Total from investment operations        1.98           1.48
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.14)         (0.11)
From net realized gain                 (3.12)         (0.62)
                                    ---------      ---------
                                       (3.26)         (0.73)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $17.55         $18.83
                                    =========      =========
       TOTAL RETURN (%)(K)             12.30(L)        8.51(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $25            $83
Ratio of net expenses to average
net assets (%)                          0.90           0.89(R)
Ratio of gross expenses to average
net assets (%)                          0.90(P)        0.89(R)
Ratio of net investment income
(loss) to average net assets (%)        0.59           0.68(R)
Portfolio turnover (%)                    22             35

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                       MID CAP
                                                        VALUE
                                                       EQUITY
                                                  -----------------
                                                     SERIES NAV
                                                  -----------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                                  -----------------
                                                       2006(A)
                                                  -----------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.50
Net investment income (loss)(H)                                0.09
Net realized and unrealized gain (loss) on
investments                                                    0.48
                                                  -----------------
Total from investment operations                               0.57
                                                  -----------------
NET ASSET VALUE, END OF PERIOD                               $13.07
       TOTAL RETURN (%)                                        4.56(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $112
Ratio of net expenses to average net assets (%)                0.99(R)
Ratio of gross expenses to average net assets
(%)                                                            0.99(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                                 1.07(R)
Portfolio turnover (%)                                           25(M)

(A)  Series NAV shares began operations on 4-28-06.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        MID VALUE
                                                     ------------------------------------------------
                                                           SERIES I                   SERIES II
                                                     ---------------------      ---------------------
                                                         PERIOD ENDED               PERIOD ENDED
                                                         DECEMBER 31,               DECEMBER 31,
                                                     ---------------------      ---------------------
                                                       2006       2005(A)         2006       2005(A)
                                                     ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.36      $11.05         $12.34       $11.05
Net investment income (loss)(H)                          0.09        0.06           0.06         0.03
Net realized and unrealized gain (loss) on
investments                                              2.27        1.42           2.27         1.43
                                                     ---------   ---------      ---------   ---------
Total from investment operations                         2.36        1.48           2.33         1.46
                                                     ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                              (0.03)          -          (0.01)           -
From net realized gain                                  (1.02)      (0.17)         (1.02)       (0.17)
                                                     ---------   ---------      ---------   ---------
                                                        (1.05)      (0.17)         (1.03)       (0.17)
                                                     ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                         $13.67      $12.36         $13.64       $12.34
                                                     =========   =========      =========   =========
       TOTAL RETURN (%)(K)(L)                           20.31       13.49(M)       20.05        13.30(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $6          $1            $17           $5
Ratio of net expenses to average net assets (%)          1.06        1.17(R)        1.27         1.35(R)
Ratio of gross expenses to average net assets
(%)(P)                                                   1.10        1.19(R)        1.30         1.37(R)
Ratio of net investment income (loss) to average
net assets (%)                                           0.72        0.66(R)        0.49         0.38(R)
Portfolio turnover (%)                                     59          47             59           47

                                                                                   MID VALUE
                                                     ----------------------------------------------------------------------
                                                                                   SERIES NAV
                                                     ----------------------------------------------------------------------
                                                                           PERIOD ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                       2006          2005(F)        2004(G)       2003(E)(G)    2002(E)(G)
                                                     ---------      ---------      ---------      -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.35         $11.67         $10.98            $8.28          $9.82
Net investment income (loss)                             0.09(H)        0.05(H)        0.06             0.04           0.04
Net realized and unrealized gain (loss) on
investments                                              2.27           0.81           1.97             3.69          (1.54)
                                                     ---------      ---------      ---------      -----------   -----------
Total from investment operations                         2.36           0.86           2.03             3.73          (1.50)
                                                     ---------      ---------      ---------      -----------   -----------
LESS DISTRIBUTIONS
From net investment income                              (0.04)         (0.01)         (0.04)           (0.37)         (0.04)
From net realized gain                                  (1.02)         (0.17)         (1.30)           (0.50)             -
From capital paid-in                                        -              -              -            (0.16)             -(J)
                                                     ---------      ---------      ---------      -----------   -----------
                                                        (1.06)         (0.18)         (1.34)           (1.03)         (0.04)
                                                     ---------      ---------      ---------      -----------   -----------
NET ASSET VALUE, END OF PERIOD                         $13.65         $12.35         $11.67           $10.98          $8.28
                                                     =========      =========      =========      ===========   ===========
       TOTAL RETURN (%)(K)(L)                           20.34           7.39          18.74            45.15         (15.19)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $167           $162           $179              $94            $48
Ratio of net expenses to average net assets (%)          1.03           1.08           1.15             1.15           0.96
Ratio of gross expenses to average net assets
(%)(P)                                                   1.06           1.10           1.22             1.19           1.12
Ratio of net investment income (loss) to average
net assets (%)                                           0.70           0.40           0.50             0.45           0.50
Portfolio turnover (%)                                     59             47            196(X)           125            125

(A)  Series I and Series II shares began operations on 4-29-05.
(E) Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         MONEY MARKET
                                    ---------------------------------------------------------------------------------------
                                                              SERIES I                                    SERIES II
                                    ------------------------------------------------------------   ------------------------
                                                     PERIOD ENDED DECEMBER 31,                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------   ------------------------
                                      2006           2005        2004        2003        2002        2006           2005
                                    ---------      ---------   ---------   ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.00         $10.00      $10.00      $10.00      $10.00      $10.00         $10.00
Net investment income (loss)(H)         0.44           0.26        0.09        0.06        0.12        0.42           0.25
                                    ---------      ---------   ---------   ---------   ---------   ---------      ---------
Total from investment operations        0.44           0.26        0.09        0.06        0.12        0.42           0.25
                                    ---------      ---------   ---------   ---------   ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.44)         (0.26)      (0.09)      (0.06)      (0.12)      (0.42)         (0.25)
                                    ---------      ---------   ---------   ---------   ---------   ---------      ---------
                                       (0.44)         (0.26)      (0.09)      (0.06)      (0.12)      (0.42)         (0.25)
                                    ---------      ---------   ---------   ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD        $10.00         $10.00      $10.00      $10.00      $10.00      $10.00         $10.00
                                    =========      =========   =========   =========   =========   =========      =========
       TOTAL RETURN (%)(K)              4.43(L)        2.60        0.90        0.58        1.18        4.23(L)        2.50
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $2,316         $2,113      $2,186      $1,037      $1,416        $339           $231
Ratio of net expenses to average
net assets (%)                          0.56           0.56        0.53        0.55        0.55        0.76           0.76
Ratio of gross expenses to average
net assets (%)                          0.56(P)        0.56        0.53        0.55        0.55        0.76(P)        0.76
Ratio of net investment income
(loss) to average net assets (%)        4.36           2.63        0.89        0.59        1.17        4.22           2.47

                                              MONEY MARKET
                                    ---------------------------------
                                                SERIES II
                                    ---------------------------------
                                      PERIOD ENDED DECEMBER 31,
                                    ---------------------------------
                                      2004        2003       2002(A)
                                    ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $10.00      $10.00       $10.00
Net investment income (loss)(H)         0.06        0.04         0.08
                                    ---------   ---------   ---------
Total from investment operations        0.06        0.04         0.08
                                    ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.06)      (0.04)       (0.08)
                                    ---------   ---------   ---------
                                       (0.06)      (0.04)       (0.08)
                                    ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $10.00      $10.00       $10.00
                                    =========   =========   =========
       TOTAL RETURN (%)(K)              0.60        0.38         0.89(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $186        $183         $202
Ratio of net expenses to average
net assets (%)                          0.73        0.75         0.75(R)
Ratio of gross expenses to average
net assets (%)                          0.73        0.75         0.75(R)
Ratio of net investment income
(loss) to average net assets (%)        0.62        0.38         0.91(R)

(A)  Series II shares began operation on 1-28-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

--------------------------------------------------------------------------------

                                                            MONEY MARKET B
                                    ---------------------------------------------------------------
                                                              SERIES NAV
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006          2005(F)        2004(G)     2003(G)     2002(G)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $1.00          $1.00          $1.00       $1.00       $1.00
Net investment income (loss)            0.05(H)        0.03(H)        0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        0.05           0.03           0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $1.00          $1.00          $1.00       $1.00       $1.00
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)              4.70(L)        2.97(L)        1.09        0.95        1.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $480           $442           $472        $682        $918
Ratio of net expenses to average
net assets (%)                          0.28           0.28           0.33        0.31        0.32
Ratio of gross expenses to average
net assets (%)                          0.51(P)        0.50(P)        0.33        0.31        0.32
Ratio of net investment income
(loss) to average net assets (%)        4.61           2.91           1.05        0.95        1.46

(F) Effective 04-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  NATURAL RESOURCES
                                   ------------------------------------------------
                                                       SERIES I
                                   ------------------------------------------------

                                              PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------
                                     2006           2005        2004       2003(A)
                                   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $31.50         $21.96      $18.00      $12.50
Net investment income (loss)(H)        0.32           0.13        0.12        0.05
Net realized and unrealized gain
(loss) on investments                  6.47           9.97        4.19        5.45
                                   ---------      ---------   ---------   ---------
Total from investment operations       6.79          10.10        4.31        5.50
                                   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.19)             -       (0.02)          -
From net realized gain                (6.27)         (0.56)      (0.33)          -
                                   ---------      ---------   ---------   ---------
                                      (6.46)         (0.56)      (0.35)          -
                                   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $31.83         $31.50      $21.96      $18.00
                                   =========      =========   =========   =========
       TOTAL RETURN (%)(K)            22.30(L)       46.77       24.32       44.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $19            $15        $226         $90
Ratio of net expenses to average
net assets (%)                         1.11           1.11        1.13        1.21(R)
Ratio of gross expenses to
average net assets (%)                 1.11(P)        1.11        1.13        1.21(R)
Ratio of net investment income
(loss) to average net assets (%)       1.02           0.52        0.63        0.54(R)
Portfolio turnover (%)                   28             38          20          23(M)

                                                                 NATURAL RESOURCES
                                   ------------------------------------------------------------------------------
                                                      SERIES II                                 SERIES NAV
                                   ------------------------------------------------      ------------------------
                                                                                               PERIOD ENDED
                                              PERIOD ENDED DECEMBER 31,                        DECEMBER 31,
                                   ------------------------------------------------      ------------------------
                                     2006           2005        2004       2003(A)         2006          2005(A)
                                   ---------      ---------   ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $31.32         $21.89      $17.98      $12.50         $31.40          $25.42
Net investment income (loss)(H)        0.26           0.10        0.08        0.02           0.31            0.17
Net realized and unrealized gain
(loss) on investments                  6.42           9.89        4.17        5.46           6.46            6.46
                                   ---------      ---------   ---------   ---------      ---------      ---------
Total from investment operations       6.68           9.99        4.25        5.48           6.77            6.63
                                   ---------      ---------   ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.14)             -       (0.01)          -          (0.20)          (0.09)
From net realized gain                (6.27)         (0.56)      (0.33)          -          (6.27)          (0.56)
                                   ---------      ---------   ---------   ---------      ---------      ---------
                                      (6.41)         (0.56)      (0.34)          -          (6.47)          (0.65)
                                   ---------      ---------   ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD       $31.59         $31.32      $21.89      $17.98         $31.70          $31.40
                                   =========      =========   =========   =========      =========      =========
       TOTAL RETURN (%)(K)            22.03(L)       46.42       24.05       43.84(M)       22.31(L)        26.89(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $237           $204        $318         $75           $826            $496
Ratio of net expenses to average
net assets (%)                         1.31           1.32        1.33        1.41(R)        1.06            1.06(R)
Ratio of gross expenses to
average net assets (%)                 1.31(P)        1.32        1.33        1.41(R)        1.06(P)         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)       0.83           0.39        0.41        0.23(R)        1.02            0.75(R)
Portfolio turnover (%)                   28             38          20          23(M)          28              38

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05 respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        OVERSEAS EQUITY
                                                     ------------------------------------------------------
                                                             SERIES I                     SERIES II
                                                     ------------------------      ------------------------
                                                           PERIOD ENDED                  PERIOD ENDED
                                                           DECEMBER 31,                  DECEMBER 31,
                                                     ------------------------      ------------------------
                                                       2006          2005(A)         2006          2005(A)
                                                     ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.57         $10.47         $12.51          $10.47
Net investment income (loss)(H)                          0.17          (0.01)          0.16           (0.02)
Net realized and unrealized gain (loss) on
investments                                              2.26           2.37           2.24            2.32
                                                     ---------      ---------      ---------      ---------
Total from investment operations                         2.43           2.36           2.40            2.30
                                                     ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                              (0.08)             -          (0.06)              -
From net realized gain                                  (0.45)         (0.26)         (0.45)          (0.26)
                                                     ---------      ---------      ---------      ---------
                                                        (0.53)         (0.26)         (0.51)          (0.26)
                                                     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                         $14.47         $12.57         $14.40          $12.51
                                                     =========      =========      =========      =========
       TOTAL RETURN (%)(K)                              19.80(L)(Y)    22.75(M)       19.64(L)(Y)     22.17(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $4              -(N)          $8              $5
Ratio of net expenses to average net assets (%)          1.18           1.69(R)        1.40            1.87(R)
Ratio of gross expenses to average net assets (%)        1.18(P)        1.69(R)        1.40(P)         1.87(R)
Ratio of net investment income (loss) to average
net assets (%)                                           1.27          (0.13)(R)       1.23           (0.24)(R)
Portfolio turnover (%)                                     32             34             32              34

                                                                                 OVERSEAS EQUITY
                                                     -----------------------------------------------------------------------
                                                                                   SERIES NAV
                                                     -----------------------------------------------------------------------
                                                                            PERIOD ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                       2006          2005(F)        2004(G)       2003(E)(G)        2002(G)
                                                     ---------      ---------      ---------      -----------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.51         $10.87          $9.85            $7.56           $9.30
Net investment income (loss)                             0.19(H)        0.14(H)        0.07             0.08            0.07
Net realized and unrealized gain (loss) on
investments                                              2.23           1.82           1.01             2.34           (1.75)
                                                     ---------      ---------      ---------      -----------      ---------
Total from investment operations                         2.42           1.96           1.08             2.42           (1.68)
                                                     ---------      ---------      ---------      -----------      ---------
LESS DISTRIBUTIONS
From net investment income                              (0.12)         (0.06)         (0.06)           (0.13)          (0.06)
From net realized gain                                  (0.45)         (0.26)             -                -               -
From capital paid-in                                        -              -              -                -(J)            -
                                                     ---------      ---------      ---------      -----------      ---------
                                                        (0.57)         (0.32)         (0.06)           (0.13)          (0.06)
                                                     ---------      ---------      ---------      -----------      ---------
NET ASSET VALUE, END OF PERIOD                         $14.36         $12.51         $10.87            $9.85           $7.56
                                                     =========      =========      =========      ===========      =========
       TOTAL RETURN (%)(K)                              19.86(L)(Y)    18.31          11.02(L)         32.36(L)       (18.22)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $511           $244           $245             $126             $87
Ratio of net expenses to average net assets (%)          1.13           1.33           1.53             1.23            1.24
Ratio of gross expenses to average net assets (%)        1.13(P)        1.33           1.64(P)          1.44(P)         1.55(P)
Ratio of net investment income (loss) to average
net assets (%)                                           1.44           1.22           0.24             0.95            0.69
Portfolio turnover (%)                                     32             34            103(X)            41              78(X)

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             PACIFIC RIM
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.84          $9.50       $8.14       $5.81       $6.65
Net investment income (loss)(H)          0.10           0.11        0.05        0.05        0.02
Net realized and unrealized gain
(loss) on investments                    1.21           2.31        1.35        2.29       (0.85)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.31           2.42        1.40        2.34       (0.83)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.11)         (0.08)      (0.04)      (0.01)      (0.01)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.11)         (0.08)      (0.04)      (0.01)      (0.01)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.04         $11.84       $9.50       $8.14       $5.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              11.05(L)       25.75       17.19       40.37      (12.53)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $124           $118         $80         $67         $46
Ratio of net expenses to average
net assets (%)                           1.06           1.09        1.13        1.28        1.23
Ratio of gross expenses to average
net assets (%)                           1.06(P)        1.09        1.13        1.28        1.23
Ratio of net investment income
(loss) to average net assets (%)         0.80           1.12        0.52        0.80        0.24
Portfolio turnover (%)                     46             26          43          57          28

                                                             PACIFIC RIM
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.79          $9.47       $8.12       $5.81        $6.63
Net investment income (loss)(H)          0.07           0.09        0.03        0.03        (0.02)
Net realized and unrealized gain
(loss) on investments                    1.22           2.30        1.36        2.30        (0.79)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.29           2.39        1.39        2.33        (0.81)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.07)      (0.04)      (0.02)       (0.01)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.09)         (0.07)      (0.04)      (0.02)       (0.01)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.99         $11.79       $9.47       $8.12        $5.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              10.92(L)       25.42       17.09       40.17       (12.27)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $44            $51         $28         $20           $4
Ratio of net expenses to average
net assets (%)                           1.26           1.29        1.33        1.48         1.43(R)
Ratio of gross expenses to average
net assets (%)                           1.26(P)        1.29        1.33        1.48         1.43(R)
Ratio of net investment income
(loss) to average net assets (%)         0.60           0.87        0.31        0.38        (0.28)(R)
Portfolio turnover (%)                     46             26          43          57           28

                                          PACIFIC RIM
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.88          $9.36
Net investment income (loss)(H)         0.11           0.06
Net realized and unrealized gain
(loss) on investments                   1.22           2.46
                                    ---------      ---------
Total from investment operations        1.33           2.52
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)             -
                                    ---------      ---------
                                       (0.11)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $13.10         $11.88
                                    =========      =========
       TOTAL RETURN (%)(K)             11.21(L)       26.92(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $7             $6
Ratio of net expenses to average
net assets (%)                          1.01           1.05(R)
Ratio of gross expenses to average
net assets (%)                          1.01(P)        1.05(R)
Ratio of net investment income
(loss) to average net assets (%)        0.89           0.82(R)
Portfolio turnover (%)                    46             26

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     QUANTITATIVE ALL CAP
                                       ------------------------------------------------
                                                           SERIES I
                                       ------------------------------------------------

                                                  PERIOD ENDED DECEMBER 31,
                                       ------------------------------------------------
                                         2006           2005        2004       2003(A)
                                       ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.55         $16.64      $15.05      $12.50
Net investment income (loss)(H)            0.15           0.13        0.16        0.02
Net realized and unrealized gain
(loss) on investments                      2.28           1.27        2.02        3.04
                                       ---------      ---------   ---------   ---------
Total from investment operations           2.43           1.40        2.18        3.06
                                       ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                (0.17)         (0.14)      (0.11)      (0.51)
From net realized gain                    (1.45)         (1.35)      (0.48)          -
                                       ---------      ---------   ---------   ---------
                                          (1.62)         (1.49)      (0.59)      (0.51)
                                       ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD           $17.36         $16.55      $16.64      $15.05
                                       =========      =========   =========   =========
       TOTAL RETURN (%)(K)                15.17(L)        8.58       14.91       24.49(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $301           $300        $327          $2
Ratio of net expenses to average net
assets (%)                                 0.81           0.82        0.81        1.30(R)
Ratio of gross expenses to average
net assets (%)                             0.81(P)        0.82        0.81        2.59(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                  0.91           0.77        1.05        0.18(R)
Portfolio turnover (%)                      141            133         158          96(M)

                                                     QUANTITATIVE ALL CAP
                                       ------------------------------------------------
                                                          SERIES II
                                       ------------------------------------------------

                                                  PERIOD ENDED DECEMBER 31,
                                       ------------------------------------------------
                                         2006           2005        2004       2003(A)
                                       ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.53         $16.63      $15.05      $12.50
Net investment income (loss)(H)            0.12           0.10        0.09           -(J)
Net realized and unrealized gain
(loss) on investments                      2.26           1.27        2.06        3.05
                                       ---------      ---------   ---------   ---------
Total from investment operations           2.38           1.37        2.15        3.05
                                       ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                (0.13)         (0.12)      (0.09)      (0.50)
From net realized gain                    (1.45)         (1.35)      (0.48)          -
                                       ---------      ---------   ---------   ---------
                                          (1.58)         (1.47)      (0.57)      (0.50)
                                       ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD           $17.33         $16.53      $16.63      $15.05
                                       =========      =========   =========   =========
       TOTAL RETURN (%)(K)                14.91(L)        8.36       14.67       24.38(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                    $6             $6          $5          $3
Ratio of net expenses to average net
assets (%)                                 1.01           1.02        1.13        1.50(R)
Ratio of gross expenses to average
net assets (%)                             1.01(P)        1.02        1.13        2.81(P)(R)
Ratio of net investment income (loss)
to average net assets (%)                  0.71           0.58        0.60       (0.02)(R)
Portfolio turnover (%)                      141            133         158          96(M)

                                         QUANTITATIVE ALL CAP
                                       ------------------------
                                              SERIES NAV
                                       ------------------------
                                             PERIOD ENDED
                                             DECEMBER 31,
                                       ------------------------
                                         2006          2005(A)
                                       ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.59          $15.38
Net investment income (loss)(H)            0.16            0.11
Net realized and unrealized gain
(loss) on investments                      2.29            2.26
                                       ---------      ---------
Total from investment operations           2.45            2.37
                                       ---------      ---------
LESS DISTRIBUTIONS
From net investment income                (0.18)          (0.16)
From net realized gain                    (1.45)          (1.00)
                                       ---------      ---------
                                          (1.63)          (1.16)
                                       ---------      ---------
NET ASSET VALUE, END OF PERIOD           $17.41          $16.59
                                       =========      =========
       TOTAL RETURN (%)(K)                15.24(L)        15.35(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                     -(N)            -(N)
Ratio of net expenses to average net
assets (%)                                 0.76            0.78(R)
Ratio of gross expenses to average
net assets (%)                             0.76(P)         0.78(R)
Ratio of net investment income (loss)
to average net assets (%)                  0.92            0.88(R)
Portfolio turnover (%)                      141             133

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

                                                         QUANTITATIVE MID CAP
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.68         $12.92      $10.93       $7.89      $10.20
Net investment income (loss)(H)          0.01          (0.01)      (0.01)      (0.01)      (0.01)
Net realized and unrealized gain
(loss) on investments                    0.64           1.77        2.00        3.05       (2.30)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.65           1.76        1.99        3.04       (2.31)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (4.53)             -           -           -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (4.53)             -           -           -           -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $10.80         $14.68      $12.92      $10.93       $7.89
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.09(L)       13.62       18.21       38.53      (22.65)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $13            $18        $132        $110         $78
Ratio of net expenses to average
net assets (%)                           0.92           0.89        0.89        0.90        0.90
Ratio of gross expenses to average
net assets (%)                           0.92(P)        0.89        0.89        0.90        0.90
Ratio of net investment income
(loss) to average net assets (%)         0.05          (0.06)      (0.11)      (0.10)      (0.07)
Portfolio turnover (%)                    188            110         157         107         273

                                                         QUANTITATIVE MID CAP
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $14.57         $12.85      $10.90       $7.88       $10.03
Net investment income (loss)(H)         (0.02)         (0.04)      (0.03)      (0.03)       (0.02)
Net realized and unrealized gain
(loss) on investments                    0.63           1.76        1.98        3.05        (2.13)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.61           1.72        1.95        3.02        (2.15)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (4.53)             -           -           -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (4.53)             -           -           -            -
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $10.65         $14.57      $12.85      $10.90        $7.88
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               3.79(L)       13.39       17.89       38.32       (21.44)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $11            $16         $12          $7           $2
Ratio of net expenses to average
net assets (%)                           1.12           1.13        1.09        1.10         1.10(R)
Ratio of gross expenses to average
net assets (%)                           1.12(P)        1.13        1.09        1.10         1.10(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.15)         (0.29)      (0.30)      (0.30)       (0.31)(R)
Portfolio turnover (%)                    188            110         157         107          273

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                          QUANTITATIVE
                                            MID CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.69         $12.46
Net investment income (loss)(H)         0.01              -(J)
Net realized and unrealized gain
(loss) on investments                   0.64           2.23
                                    ---------      ---------
Total from investment operations        0.65           2.23
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (4.53)             -
                                    ---------      ---------
                                       (4.53)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $10.81         $14.69
                                    =========      =========
       TOTAL RETURN (%)(K)              4.09(L)       17.90(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $14            $12
Ratio of net expenses to average
net assets (%)                          0.87           1.05(R)
Ratio of gross expenses to average
net assets (%)                          0.87(P)        1.05(R)
Ratio of net investment income
(loss) to average net assets (%)        0.11          (0.01)(R)
Portfolio turnover (%)                   188            110

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                                                QUANTITATIVE VALUE
                                                  ------------------------------------------------------------------------------
                                                                SERIES I                                 SERIES II
                                                  ------------------------------------      ------------------------------------

                                                       PERIOD ENDED DECEMBER 31,                 PERIOD ENDED DECEMBER 31,
                                                  ------------------------------------      ------------------------------------
                                                    2006           2005       2004(A)         2006           2005       2004(A)
                                                  ---------      ---------   ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.16         $14.67      $12.50         $15.18         $14.66      $12.50
Net investment income (loss)(H)                       0.23           0.17        0.10           0.20           0.11        0.08
Net realized and unrealized gain (loss) on
investments                                           2.55           1.11        2.07           2.57           1.12        2.08
                                                  ---------      ---------   ---------      ---------      ---------   ---------
Total from investment operations                      2.78           1.28        2.17           2.77           1.23        2.16
                                                  ---------      ---------   ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.28)         (0.08)          -          (0.25)             -           -
From net realized gain                               (2.42)         (0.71)          -          (2.42)         (0.71)          -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
                                                     (2.70)         (0.79)          -          (2.67)         (0.71)          -
                                                  ---------      ---------   ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $15.24         $15.16      $14.67         $15.28         $15.18      $14.66
                                                  =========      =========   =========      =========      =========   =========
       TOTAL RETURN (%)(K)                           21.09(L)        9.19       17.36(M)       20.97(L)        8.82       17.28(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1             $1        $183             $5             $3         $43
Ratio of net expenses to average net assets (%)       0.78           0.80        0.83(R)        0.98           1.00        1.03(R)
Ratio of gross expenses to average net assets
(%)                                                   0.78(P)        0.80        0.83(R)        0.98(P)        1.00        1.03(R)
Ratio of net investment income (loss) to average
net assets (%)                                        1.59           1.23        1.13(R)        1.37           0.78        0.96(R)
Portfolio turnover (%)                                 155            225         108(M)         155            225         108(M)

                                                     QUANTITATIVE VALUE
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.15          $14.94
Net investment income (loss)(H)                       0.23            0.18
Net realized and unrealized gain (loss) on
investments                                           2.57            0.83
                                                  ---------      ---------
Total from investment operations                      2.80            1.01
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                           (0.28)          (0.09)
From net realized gain                               (2.42)          (0.71)
                                                  ---------      ---------
                                                     (2.70)          (0.80)
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $15.25          $15.15
                                                  =========      =========
       TOTAL RETURN (%)(K)                           21.29(L)         7.26(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $513            $191
Ratio of net expenses to average net assets (%)       0.73            0.76(R)
Ratio of gross expenses to average net assets
(%)                                                   0.73(P)         0.76(R)
Ratio of net investment income (loss) to average
net assets (%)                                        1.62            1.50(R)
Portfolio turnover (%)                                 155             225

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                        REAL
                                       ESTATE
                                       EQUITY
                                    ------------
                                     SERIES NAV
                                    ------------
                                    PERIOD ENDED
                                    DECEMBER 31,
                                    ------------
                                      2006(A)
                                    ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                   $12.50
Net investment income (loss)(H)            0.26
Net realized and unrealized gain
(loss) on investments                      2.43
                                    ------------
Total from investment operations           2.69
                                    ------------
NET ASSET VALUE, END OF PERIOD           $15.19
                                    ============
       TOTAL RETURN (%)(L)                21.52(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $312
Ratio of net expenses to average
net assets (%)                             0.88(R)
Ratio of gross expenses to average
net assets (%)(P)                          0.90(R)
Ratio of net investment income
(loss) to average net assets (%)           2.80(R)
Portfolio turnover (%)                       66(M)

(A)  Series NAV shares began operations on 4-28-06.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.87         $26.81         $20.85      $15.44      $15.52
Net investment income (loss)(H)                 0.62           0.79           0.76        0.69        0.83
Net realized and unrealized gain (loss) on
investments                                     7.42           1.61           5.74        5.20       (0.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                8.04           2.40           6.50        5.89        0.45
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.50)         (0.55)         (0.54)      (0.48)      (0.53)
From net realized gain                         (4.77)         (3.79)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.27)         (4.34)         (0.54)      (0.48)      (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.64         $24.87         $26.81      $20.85      $15.44
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     38.10(L)(Y)    11.85          32.04       39.15        2.58
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $313           $265           $612        $448        $303
Ratio of net expenses to average net
assets (%)                                      0.78           0.81           0.80        0.80        0.84
Ratio of gross expenses to average net
assets (%)                                      0.78(P)        0.81           0.80        0.80        0.84
Ratio of net investment income (loss) to
average net assets (%)                          2.48           3.31           3.38        3.93        5.28
Portfolio turnover (%)                            67             92(X)          82          30          74

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.84         $26.69         $20.79      $15.43       $15.44
Net investment income (loss)(H)                 0.57           0.71           0.74        0.60         0.85
Net realized and unrealized gain (loss) on
investments                                     7.41           1.65           5.69        5.25        (0.33)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                7.98           2.36           6.43        5.85         0.52
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.46)         (0.42)         (0.53)      (0.49)       (0.53)
From net realized gain                         (4.77)         (3.79)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.23)         (4.21)         (0.53)      (0.49)       (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.59         $24.84         $26.69      $20.79       $15.43
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     37.82(L)(Y)    11.65          31.77       38.93         3.05(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $169           $131           $374        $168          $49
Ratio of net expenses to average net
assets (%)                                      0.98           1.00           1.00        1.00         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.98(P)        1.00           1.00        1.00         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          2.30           2.92           3.29        3.33         6.03(R)
Portfolio turnover (%)                            67             92(X)          82          30           74

                                          REAL ESTATE
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $24.83         $25.30
Net investment income (loss)(H)         0.59           0.78
Net realized and unrealized gain
(loss) on investments                   7.44           3.14
                                    ---------      ---------
Total from investment operations        8.03           3.92
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.51)         (0.60)
From net realized gain                 (4.77)         (3.79)
                                    ---------      ---------
                                       (5.28)         (4.39)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $27.58         $24.83
                                    =========      =========
       TOTAL RETURN (%)(K)             38.17(L)(Y)    18.62(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $437           $828
Ratio of net expenses to average
net assets (%)                          0.73           0.75(R)
Ratio of gross expenses to average
net assets (%)                          0.73(P)        0.75(R)
Ratio of net investment income
(loss) to average net assets (%)        2.31           3.87(R)
Portfolio turnover (%)                    67             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  REAL RETURN BOND
                               ------------------------------------------------------
                                                      SERIES I
                               ------------------------------------------------------

                                             PERIOD ENDED DECEMBER 31,
                               ------------------------------------------------------
                                 2006           2005           2004          2003(A)
                               ---------      ---------      ---------      ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                           $13.55         $14.00         $13.11         $12.50
Net investment income
(loss)(H)                          0.54           0.27           0.09           0.08
Net realized and unrealized
gain (loss) on investments        (0.52)         (0.08)          1.08           0.53
                               ---------      ---------      ---------      ---------
Total from investment
operations                         0.02           0.19           1.17           0.61
                               ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income        (0.33)             -          (0.06)             -
From net realized gain            (0.25)         (0.64)         (0.22)             -
                               ---------      ---------      ---------      ---------
                                  (0.58)         (0.64)         (0.28)             -
                               ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF
PERIOD                           $12.99         $13.55         $14.00         $13.11
                               =========      =========      =========      =========
       TOTAL RETURN (%)(K)         0.23(L)        1.44           9.06           4.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                            $5             $4           $196           $137
Ratio of net expenses to
average net assets (%)             0.82(T)        0.81           0.82           0.83(R)
Ratio of gross expenses to
average net assets (%)             0.82(P)(T)     0.81           0.82           0.83(R)
Ratio of net investment
income (loss) to average net
assets (%)                         4.09           1.93           0.68           1.00(R)
Portfolio turnover (%)              989(Y)       1,239(Y)       1,151(Y)         574(M)

                                                  REAL RETURN BOND
                               ------------------------------------------------------
                                                     SERIES II
                               ------------------------------------------------------

                                             PERIOD ENDED DECEMBER 31,
                               ------------------------------------------------------
                                 2006           2005           2004          2003(A)
                               ---------      ---------      ---------      ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                           $13.45         $13.95         $13.10         $12.50
Net investment income
(loss)(H)                          0.50           0.29           0.06           0.06
Net realized and unrealized
gain (loss) on investments        (0.51)         (0.13)          1.07           0.54
                               ---------      ---------      ---------      ---------
Total from investment
operations                        (0.01)          0.16           1.13           0.60
                               ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income        (0.31)         (0.02)         (0.06)             -
From net realized gain            (0.25)         (0.64)         (0.22)             -
                               ---------      ---------      ---------      ---------
                                  (0.56)         (0.66)         (0.28)             -
                               ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF
PERIOD                           $12.88         $13.45         $13.95         $13.10
                               =========      =========      =========      =========
       TOTAL RETURN (%)(K)        (0.04)(L)       1.21           8.73           4.80(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $108           $145           $343           $142
Ratio of net expenses to
average net assets (%)             1.02(T)        1.02           1.02           1.03(R)
Ratio of gross expenses to
average net assets (%)             1.02(P)(T)     1.02           1.02           1.03(R)
Ratio of net investment
income (loss) to average net
assets (%)                         3.84           2.14           0.50           0.67(R)
Portfolio turnover (%)              989(Y)       1,239(Y)       1,151(Y)         574(M)

                                   REAL RETURN BOND
                               ------------------------
                                      SERIES NAV
                               ------------------------
                                     PERIOD ENDED
                                     DECEMBER 31,
                               ------------------------
                                2006(B)        2005(A)
                               ---------      ---------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                           $13.45          $13.93
Net investment income
(loss)(H)                          0.54            0.31
Net realized and unrealized
gain (loss) on investments        (0.52)          (0.05)
                               ---------      ---------
Total from investment
operations                         0.02            0.26
                               ---------      ---------
LESS DISTRIBUTIONS
From net investment income        (0.34)          (0.10)
From net realized gain            (0.25)          (0.64)
                               ---------      ---------
                                  (0.59)          (0.74)
                               ---------      ---------
NET ASSET VALUE, END OF
PERIOD                           $12.88          $13.45
                               =========      =========
       TOTAL RETURN (%)(K)         0.20(L)         1.95(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $872            $542
Ratio of net expenses to
average net assets (%)             0.77(T)         0.76(R)
Ratio of gross expenses to
average net assets (%)             0.77(P)(T)      0.76(R)
Ratio of net investment
income (loss) to average net
assets (%)                         4.15            2.70(R)
Portfolio turnover (%)              989(Y)        1,239(Y)

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
(B)  Unaudited.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(T) Includes interest expense on securities sold short, the ratio is less than 0.01%.
(Y)  Includes the effect of dollar roll transactions, if any.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         SCIENCE & TECHNOLOGY
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005        2004        2003           2002
                                     ---------   ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.77      $11.53      $11.43       $7.60         $12.83
Net investment income (loss)(H)         (0.06)      (0.07)      (0.03)      (0.07)         (0.08)
Net realized and unrealized gain
(loss) on investments                    0.71        0.31        0.13        3.90          (5.15)
                                     ---------   ---------   ---------   ---------      ---------
Total from investment operations         0.65        0.24        0.10        3.83          (5.23)
                                     ---------   ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $12.42      $11.77      $11.53      $11.43          $7.60
                                     =========   =========   =========   =========      =========
       TOTAL RETURN (%)(L)               5.52        2.08        0.87       50.39         (40.76)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $347        $403        $490        $558           $359
Ratio of net expenses to average
net assets (%)                           1.16        1.14        1.13        1.16(T)        1.15
Ratio of gross expenses to average
net assets (%)(P)                        1.18        1.17        1.16        1.19(T)        1.17
Ratio of net investment income
(loss) to average net assets (%)        (0.48)      (0.59)      (0.28)      (0.79)         (0.87)
Portfolio turnover (%)                    194          54          55          56(X)          59

                                                         SCIENCE & TECHNOLOGY
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005        2004        2003          2002(A)
                                     ---------   ---------   ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $11.72      $11.51      $11.42       $7.59          $12.61
Net investment income (loss)(H)         (0.08)      (0.09)      (0.05)      (0.10)          (0.08)
Net realized and unrealized gain
(loss) on investments                    0.71        0.30        0.14        3.93           (4.94)
                                     ---------   ---------   ---------   ---------      ---------
Total from investment operations         0.63        0.21        0.09        3.83           (5.02)
                                     ---------   ---------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD         $12.35      $11.72      $11.51      $11.42           $7.59
                                     =========   =========   =========   =========      =========
       TOTAL RETURN (%)(L)               5.38        1.82        0.79       50.46          (39.81)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $61         $62         $71         $66             $11
Ratio of net expenses to average
net assets (%)                           1.36        1.34        1.33        1.36(T)         1.35(R)
Ratio of gross expenses to average
net assets (%)(P)                        1.39        1.37        1.36        1.39(T)         1.37(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.68)      (0.79)      (0.42)      (0.99)          (1.07)(R)
Portfolio turnover (%)                    194          54          55          56(X)           59

                                          SCIENCE &
                                         TECHNOLOGY
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $11.78      $10.45
Net investment income (loss)(H)        (0.04)      (0.05)
Net realized and unrealized gain
(loss) on investments                   0.70        1.38
                                    ---------   ---------
Total from investment operations        0.66        1.33
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $12.44      $11.78
                                    =========   =========
       TOTAL RETURN (%)(L)              5.60       12.73(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $1           -(N)
Ratio of net expenses to average
net assets (%)                          1.12        1.10(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.15        1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.51)      (0.58)(R)
Portfolio turnover (%)                   194          54

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(T) The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            SHORT-TERM BOND
                                                  -------------------------------------------------------------------
                                                                              SERIES NAV
                                                  -------------------------------------------------------------------
                                                                       PERIOD ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                    2006          2005(F)        2004(G)    2003(E)(G)    2002(E)(G)
                                                  ---------      ---------      ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.98          $9.93         $10.13        $10.23         $10.11
Net investment income (loss)                          0.41(H)        0.31(H)        0.30          0.37           0.44
Net realized and unrealized gain (loss) on
investments                                           0.03          (0.11)         (0.15)        (0.10)          0.12
                                                  ---------      ---------      ---------   -----------   -----------
Total from investment operations                      0.44           0.20           0.15          0.27           0.56
                                                  ---------      ---------      ---------   -----------   -----------
LESS DISTRIBUTIONS
From net investment income                           (0.34)         (0.15)         (0.30)        (0.35)         (0.41)
From net realized gain                                   -              -              -             -(J)           -
From capital paid-in                                     -              -          (0.05)        (0.02)         (0.03)
                                                  ---------      ---------      ---------   -----------   -----------
                                                     (0.34)         (0.15)         (0.35)        (0.37)         (0.44)
                                                  ---------      ---------      ---------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                      $10.08          $9.98          $9.93        $10.13         $10.23
                                                  =========      =========      =========   ===========   ===========
       TOTAL RETURN (%)(K)                            4.55(L)(Y)     2.07           1.42          2.76           5.67
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $297           $207           $253          $260           $241
Ratio of net expenses to average net assets (%)       0.62           0.72           0.69          0.67           0.68
Ratio of gross expenses to average net assets
(%)                                                   0.62(P)        0.72           0.69          0.67           0.68
Ratio of net investment income (loss) to average
net assets (%)                                        4.15           3.08           2.96          3.68           4.29
Portfolio turnover (%)                                  99             36             39            59             97

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P)  Does not take into consideration expense reductions during periods shown.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         SMALL CAP
                                    ------------------------------------------------------------------------------------
                                            SERIES I                     SERIES II                     SERIES NAV
                                    ------------------------      ------------------------      ------------------------
                                          PERIOD ENDED                  PERIOD ENDED                  PERIOD ENDED
                                          DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                    ------------------------      ------------------------      ------------------------
                                      2006          2005(A)         2006          2005(A)         2006          2005(A)
                                    ---------      ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.30         $12.50         $14.30         $12.50         $14.31          $12.50
Net investment income (loss)(H)        (0.05)         (0.06)         (0.07)         (0.07)         (0.04)          (0.05)
Net realized and unrealized gain
(loss) on investments                   1.12           1.86           1.12           1.87           1.12            1.86
                                    ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations        1.07           1.80           1.05           1.80           1.08            1.81
                                    ---------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (1.24)            --          (1.24)            --          (1.24)             --
                                    ---------      ---------      ---------      ---------      ---------      ---------
                                       (1.24)            --          (1.24)            --          (1.24)             --
                                    ---------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD        $14.13         $14.30         $14.11         $14.30         $14.15          $14.31
                                    =========      =========      =========      =========      =========      =========
       TOTAL RETURN (%)                 7.56(L)       14.40(M)        7.41(L)       14.40(M)        7.63(L)        14.48(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $1             $1             $1             $1           $230            $146
Ratio of net expenses to average
net assets (%)                          0.96           0.97(R)        1.14           1.18(R)        0.89            0.92(R)
Ratio of gross expenses to average
net assets (%)                          0.96(P)        0.97(R)        1.14(P)        1.18(R)        0.89(P)         0.92(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.33)         (0.58)(R)      (0.54)         (0.76)(R)      (0.30)          (0.49)(R)
Portfolio turnover (%)                    65            129(M)          65            129(M)          65             129(M)

(A)  Series I, Series II and Series NAV shares all began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         SMALL CAP GROWTH
                                      ------------------------------------------------------
                                              SERIES I                     SERIES II
                                      ------------------------      ------------------------
                                            PERIOD ENDED                  PERIOD ENDED
                                            DECEMBER 31,                  DECEMBER 31,
                                      ------------------------      ------------------------
                                        2006          2005(A)         2006          2005(A)
                                      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.16          $8.06         $10.14          $8.06
Net investment income (loss)(H)          (0.08)(U)      (0.06)         (0.10)(U)      (0.07)
Net realized and unrealized gain
(loss) on investments                     1.45           2.38           1.44           2.37
                                      ---------      ---------      ---------      ---------
Total from investment operations          1.37           2.32           1.34           2.30
                                      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   -              -              -              -
From net realized gain                       -          (0.22)             -          (0.22)
From capital paid-in                         -              -              -              -
                                      ---------      ---------      ---------      ---------
                                             -          (0.22)             -          (0.22)
                                      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD          $11.53         $10.16         $11.48         $10.14
                                      =========      =========      =========      =========
       TOTAL RETURN (%)(K)               13.48(L)(Y)    29.00(M)       13.21(L)(Y)    28.75(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $23             $1            $31            $19
Ratio of net expenses to average net
assets (%)                                1.22           1.23(R)        1.40           1.41(R)
Ratio of gross expenses to average
net assets (%)                            1.22(P)        1.23(R)        1.40(P)        1.41(R)
Ratio of net investment income
(loss) to average net assets (%)         (0.73)(U)      (0.90)(R)      (0.95)(U)      (1.07)(R)
Portfolio turnover (%)                     162            140            162            140

                                                                   SMALL CAP GROWTH
                                      --------------------------------------------------------------------------
                                                                      SERIES NAV
                                      --------------------------------------------------------------------------

                                                              PERIOD ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------
                                        2006             2005(F)        2004(G)       2003(E)(G)        2002(G)
                                      ---------         ---------      ---------      -----------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.17             $8.87          $8.10            $6.30           $8.79
Net investment income (loss)(H)          (0.08)(H)(U)      (0.08)(H)          -(J)         (0.03)           0.01
Net realized and unrealized gain
(loss) on investments                     1.45              1.60           0.77             3.07           (2.49)
                                      ---------         ---------      ---------      -----------      ---------
Total from investment operations          1.37              1.52           0.77             3.04           (2.48)
                                      ---------         ---------      ---------      -----------      ---------
LESS DISTRIBUTIONS
From net investment income                   -                 -              -                -           (0.01)
From net realized gain                       -             (0.22)             -                -               -
From capital paid-in                         -                 -              -            (1.24)              -
                                      ---------         ---------      ---------      -----------      ---------
                                             -             (0.22)             -            (1.24)          (0.01)
                                      ---------         ---------      ---------      -----------      ---------
NET ASSET VALUE, END OF PERIOD          $11.54            $10.17          $8.87            $8.10           $6.30
                                      =========         =========      =========      ===========      =========
       TOTAL RETURN (%)(K)               13.47(L)(Y)       17.34           9.45(L)         48.83(L)       (28.21)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $241              $253           $228              $87             $50
Ratio of net expenses to average net
assets (%)                                1.14              1.13           1.14             1.11            1.00
Ratio of gross expenses to average
net assets (%)                            1.15(P)           1.13           1.35(P)          1.21(P)         1.04(P)
Ratio of net investment income
(loss) to average net assets (%)         (0.70)(U)         (0.84)         (0.71)           (0.59)           0.19
Portfolio turnover (%)                     162               140            160(X)           235              45

(A)  Series I and Series II, began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Growth. Additionally, the accounting and performance history of the VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not Annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(U)  Net investment income (loss) per share and ratio of net investment income
     (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to the following amounts:

                                                  PERCENTAGE
                                      PER         OF AVERAGE
                                     SHARE        NET ASSETS
                                   ---------      -----------
   Series I                          $0.01           0.13%
   Series II                          0.01           0.06
   Series NAV                         0.01           0.06

(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.89         $14.97      $12.80       $8.78      $11.28
Net investment income (loss)(H)                     0.16           0.11        0.09        0.06        0.10
Net realized and unrealized gain (loss) on
investments                                         2.43           0.41        2.12        3.96       (2.52)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.59           0.52        2.21        4.02       (2.42)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.08)         (0.08)      (0.04)          -       (0.08)
From net realized gain                             (0.43)         (0.52)          -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.51)         (0.60)      (0.04)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.97         $14.89      $14.97      $12.80       $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.61(L)(Y)     3.89       17.33       45.79      (21.47)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $239           $189        $179        $137         $59
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.00           0.76        0.69        0.61        1.05
Portfolio turnover (%)                                27             29          26          36          57

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.83         $14.91      $12.76       $8.78       $11.07
Net investment income (loss)(H)                     0.12           0.08        0.07        0.04         0.07
Net realized and unrealized gain (loss) on
investments                                         2.42           0.41        2.11        3.94        (2.28)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.54           0.49        2.18        3.98        (2.21)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.05)         (0.05)      (0.03)          -        (0.08)
From net realized gain                             (0.43)         (0.52)          -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.48)         (0.57)      (0.03)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.89         $14.83      $14.91      $12.76        $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.35(L)(Y)     3.70       17.13       45.33       (19.95)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $51            $52         $54         $38          $10
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              0.78           0.55        0.49        0.39         0.87(R)
Portfolio turnover (%)                                27             29          26          36           57

                                                                  SMALL CAP INDEX
                                                              ------------------------
                                                                     SERIES NAV
                                                              ------------------------
                                                                    PERIOD ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                                2006          2005(A)
                                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $14.90         $12.77
Net investment income (loss)(H)                                   0.17           0.09
Net realized and unrealized gain (loss) on investments            2.43           2.04
                                                              ---------      ---------
Total from investment operations                                  2.60           2.13
                                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                                       (0.09)             -
From net realized gain                                           (0.43)             -
                                                              ---------      ---------
                                                                 (0.52)             -
                                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                                  $16.98         $14.90
                                                              =========      =========
       TOTAL RETURN (%)(K)                                       17.64(L)(Y)    16.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $179            $93
Ratio of net expenses to average net assets (%)                   0.52           0.53(R)
Ratio of gross expenses to average net assets (%)                 0.52(P)        0.53(R)
Ratio of net investment income (loss) to average net assets
(%)                                                               1.07           0.92(R)
Portfolio turnover (%)                                              27             29

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                   SMALL CAP OPPORTUNITIES
                                     ---------------------------------------------------
                                                          SERIES I
                                     ---------------------------------------------------
                                                  PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                       2006           2005           2004       2003(A)
                                     ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.82         $21.62         $17.50      $12.50
Net investment income (loss)(H)          0.29           0.17           0.16        0.10
Net realized and unrealized gain
(loss) on investments                    2.09           1.45           4.28        4.90
                                     ---------      ---------      ---------   ---------
Total from investment operations         2.38           1.62           4.44        5.00
                                     ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.17)             -          (0.02)          -
From net realized gain                  (0.63)         (0.42)         (0.30)          -
                                     ---------      ---------      ---------   ---------
                                        (0.80)         (0.42)         (0.32)          -
                                     ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $24.40         $22.82         $21.62      $17.50
                                     =========      =========      =========   =========
       TOTAL RETURN (%)(K)              10.45(L)        7.77          25.78       40.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $110           $124            $95         $36
Ratio of net expenses to average
net assets (%)                           1.07           1.12           1.13        1.23(R)
Ratio of gross expenses to average
net assets (%)                           1.07(P)        1.12           1.13        1.23(R)
Ratio of net investment income
(loss) to average net assets (%)         1.23           0.76           0.88        0.33(R)
Portfolio turnover (%)                     36            113(X)          40          17(M)

                                                                   SMALL CAP OPPORTUNITIES
                                     -----------------------------------------------------------------------------------
                                                          SERIES II                                   SERIES NAV
                                     ---------------------------------------------------      --------------------------
                                                  PERIOD ENDED DECEMBER 31,                   PERIOD ENDED DECEMBER 31,
                                     ---------------------------------------------------      --------------------------
                                       2006           2005           2004       2003(A)          2006          2005(A)
                                     ---------      ---------      ---------   ---------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.71         $21.55         $17.48      $12.50          $22.72          $21.40
Net investment income (loss)(H)          0.24           0.11           0.15        0.02            0.32            0.18
Net realized and unrealized gain
(loss) on investments                    2.07           1.47           4.24        4.96            2.05            1.67
                                     ---------      ---------      ---------   ---------      ----------      ----------
Total from investment operations         2.31           1.58           4.39        4.98            2.37            1.85
                                     ---------      ---------      ---------   ---------      ----------      ----------
LESS DISTRIBUTIONS
From net investment income              (0.13)             -          (0.02)          -           (0.18)          (0.11)
From net realized gain                  (0.63)         (0.42)         (0.30)          -           (0.63)          (0.42)
                                     ---------      ---------      ---------   ---------      ----------      ----------
                                        (0.76)         (0.42)         (0.32)          -           (0.81)          (0.53)
                                     ---------      ---------      ---------   ---------      ----------      ----------
NET ASSET VALUE, END OF PERIOD         $24.26         $22.71         $21.55      $17.48          $24.28          $22.72
                                     =========      =========      =========   =========      ==========      ==========
       TOTAL RETURN (%)(K)              10.19(L)        7.61          25.48       39.84(M)        10.47(L)         8.98(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $76            $83           $127         $33            $272            $183
Ratio of net expenses to average
net assets (%)                           1.27           1.32           1.33        1.43(R)         1.02            1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.27(P)        1.32           1.33        1.43(R)         1.02(P)         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         1.03           0.49           0.81        0.23(R)         1.39            1.00(R)
Portfolio turnover (%)                     36            113(X)          40          17(M)           36             113(X)

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        SMALL CAP VALUE
                                                  ------------------------------------------------------------
                                                           SERIES I                         SERIES II
                                                  ---------------------------      ---------------------------
                                                         PERIOD ENDED                     PERIOD ENDED
                                                         DECEMBER 31,                     DECEMBER 31,
                                                  ---------------------------      ---------------------------
                                                    2006             2005(A)         2006             2005(A)
                                                  ---------         ---------      ---------         ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $18.45         $20.90             $18.45
Net investment income (loss)(H)                       0.17              0.04           0.09                  -(J)
Net realized and unrealized gain (loss) on
investments                                           3.36              2.68           3.39               2.68
                                                  ---------         ---------      ---------         ---------
Total from investment operations                      3.53              2.72           3.48               2.68
                                                  ---------         ---------      ---------         ---------
LESS DISTRIBUTIONS
From net investment income                           (0.01)                -              -                  -
From net realized gain                               (3.88)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
                                                     (3.89)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                      $20.58            $20.94         $20.50             $20.90
                                                  =========         =========      =========         =========
       TOTAL RETURN (%)(K)                           19.26(L)(Y)       14.78(M)       19.03(L)(Y)        14.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $74                $1            $69                $34
Ratio of net expenses to average net assets (%)       1.19              1.18(R)        1.37               1.38(R)
Ratio of gross expenses to average net assets
(%)                                                   1.19(P)           1.18(R)        1.37(P)            1.38(R)
Ratio of net investment income (loss) to average
net assets (%)                                        0.88              0.27(R)        0.48               0.01(R)
Portfolio turnover (%)                                  49                68             49                 68

                                                                               SMALL CAP VALUE
                                                  --------------------------------------------------------------------------
                                                                                  SERIES NAV
                                                  --------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------
                                                    2006             2005(F)        2004(G)        2003(G)       2002(E)(G)
                                                  ---------         ---------      ---------      ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $19.42         $16.56         $12.55            $13.76
Net investment income (loss)                          0.13(H)           0.05(H)        0.19           0.09              0.08
Net realized and unrealized gain (loss) on
investments                                           3.40              1.73           3.99           4.66             (0.96)
                                                  ---------         ---------      ---------      ---------      -----------
Total from investment operations                      3.53              1.78           4.18           4.75             (0.88)
                                                  ---------         ---------      ---------      ---------      -----------
LESS DISTRIBUTIONS
From net investment income                           (0.02)            (0.03)             -              -                 -
From net realized gain                               (3.88)            (0.23)         (1.16)         (0.65)            (0.11)
From capital paid in                                     -                 -          (0.16)         (0.09)            (0.22)
                                                  ---------         ---------      ---------      ---------      -----------
                                                     (3.90)            (0.26)         (1.32)         (0.74)            (0.33)
                                                  ---------         ---------      ---------      ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $20.57            $20.94         $19.42         $16.56            $12.55
                                                  =========         =========      =========      =========      ===========
       TOTAL RETURN (%)(K)                           19.32(L)(Y)        9.21          25.45(L)       37.97(L)          (6.43)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $278              $265           $247           $190              $120
Ratio of net expenses to average net assets (%)       1.11              1.10           1.05           1.05              1.04
Ratio of gross expenses to average net assets
(%)                                                   1.11(P)           1.10           1.06(P)        1.06(P)           1.04
Ratio of net investment income (loss) to average
net assets (%)                                        0.67              0.25           1.11           0.67              0.62
Portfolio turnover (%)                                  49                68             33             30                41

(A)  Series I and Series II began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       SMALL COMPANY
                                     ---------------------------------------------------------------------------------
                                                   SERIES I                                    SERIES II
                                     ------------------------------------         ------------------------------------

                                          PERIOD ENDED DECEMBER 31,                    PERIOD ENDED DECEMBER 31,
                                     ------------------------------------         ------------------------------------
                                       2006           2005       2004(A)            2006           2005       2004(A)
                                     ---------      ---------   ---------         ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.76         $15.22      $12.50            $15.70         $15.21      $12.50
Net investment income (loss)(H)         (0.06)         (0.07)      (0.04)            (0.11)         (0.09)      (0.06)
Net realized and unrealized gain
(loss) on investments                    1.02           1.00        2.76              1.04           0.97        2.77
                                     ---------      ---------   ---------         ---------      ---------   ---------
Total from investment operations         0.96           0.93        2.72              0.93           0.88        2.71
                                     ---------      ---------   ---------         ---------      ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (2.21)         (0.39)          -             (2.21)         (0.39)          -
                                     ---------      ---------   ---------         ---------      ---------   ---------
                                        (2.21)         (0.39)          -             (2.21)         (0.39)          -
                                     ---------      ---------   ---------         ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $14.51         $15.76      $15.22            $14.42         $15.70      $15.21
                                     =========      =========   =========         =========      =========   =========
       TOTAL RETURN (%)(K)               5.60(L)        6.32       21.76(L)(M)        5.41(L)        5.99       21.68(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $4             $1         $24                $8            $26         $32
Ratio of net expenses to average
net assets (%)                           1.36           1.37        1.59(R)           1.56           1.61        1.79(R)
Ratio of gross expenses to average
net assets (%)                           1.36(P)        1.37        1.67(P)(R)        1.56(P)        1.61        1.87(P)(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.40)         (0.49)      (0.47)(R)         (0.71)         (0.56)      (0.68)(R)
Portfolio turnover (%)                    143            183         107(M)            143            183         107(M)

                                          SMALL COMPANY
                                     ------------------------
                                            SERIES NAV
                                     ------------------------
                                           PERIOD ENDED
                                           DECEMBER 31,
                                     ------------------------
                                       2006          2005(A)
                                     ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.76          $15.46
Net investment income (loss)(H)         (0.06)          (0.03)
Net realized and unrealized gain
(loss) on investments                    1.03            0.72
                                     ---------      ---------
Total from investment operations         0.97            0.69
                                     ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                  (2.21)          (0.39)
                                     ---------      ---------
                                        (2.21)          (0.39)
                                     ---------      ---------
NET ASSET VALUE, END OF PERIOD         $14.52          $15.76
                                     =========      =========
       TOTAL RETURN (%)(K)               5.66(L)         4.67(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $53             $40
Ratio of net expenses to average
net assets (%)                           1.31            1.34(R)
Ratio of gross expenses to average
net assets (%)                           1.31(P)         1.34(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.38)          (0.23)(R)
Portfolio turnover (%)                    143             183

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

--------------------------------------------------------------------------------

                                         SMALL COMPANY
                                             GROWTH
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.29         $12.50
Net investment income (loss)(H)        (0.10)         (0.02)
Net realized and unrealized gain
(loss) on investments                   1.94           0.81
                                    ---------      ---------
Total from investment operations        1.84           0.79
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (0.02)             -
                                    ---------      ---------
                                       (0.02)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $15.11         $13.29
                                    =========      =========
       TOTAL RETURN (%)(K)             13.83(L)        6.32(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $106            $58
Ratio of net expenses to average
net assets (%)                          1.11           1.13(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.68)         (0.76)(R)
Portfolio turnover (%)                    49              7(M)

(A)  Series NAV began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         SMALL COMPANY VALUE
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $22.21         $21.18         $17.14      $12.90      $13.80
Net investment income (loss)(H)        0.04           0.03           0.09        0.04        0.08
Net realized and unrealized gain
(loss) on investments                  3.27           1.40           4.20        4.28       (0.88)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       3.31           1.43           4.29        4.32       (0.80)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.02)         (0.06)         (0.03)      (0.06)      (0.04)
From net realized gain                (3.61)         (0.34)         (0.22)      (0.02)      (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (3.63)         (0.40)         (0.25)      (0.08)      (0.10)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $21.89         $22.21         $21.18      $17.14      $12.90
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            15.42(L)        6.93(L)       25.31       33.66       (5.93)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $275           $291           $521        $386        $305
Ratio of net expenses to average
net assets (%)                         1.08           1.10           1.10        1.11        1.11
Ratio of gross expenses to
average net assets (%)                 1.12(P)        1.12(P)        1.10        1.11        1.12(P)
Ratio of net investment income
(loss) to average net assets (%)       0.19           0.13           0.50        0.26        0.61
Portfolio turnover (%)                   16             12              9          14          19

                                                         SMALL COMPANY VALUE
                                   ---------------------------------------------------------------
                                                              SERIES II
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003       2002(A)
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $22.13         $21.10         $17.10      $12.89       $13.83
Net investment income (loss)(H)           -(J)       (0.01)          0.06        0.01         0.13
Net realized and unrealized gain
(loss) on investments                  3.24           1.39           4.18        4.29        (0.97)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       3.24           1.38           4.24        4.30        (0.84)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                -          (0.01)         (0.02)      (0.07)       (0.04)
From net realized gain                (3.61)         (0.34)         (0.22)      (0.02)       (0.06)
                                   ---------      ---------      ---------   ---------   ---------
                                      (3.61)         (0.35)         (0.24)      (0.09)       (0.10)
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $21.76         $22.13         $21.10      $17.10       $12.89
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)            15.16(L)        6.73(L)       25.06       33.56        (6.20)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $195           $199           $278        $148          $51
Ratio of net expenses to average
net assets (%)                         1.28           1.30           1.30        1.31         1.31(R)
Ratio of gross expenses to
average net assets (%)                 1.32(P)        1.32(P)        1.30        1.31         1.32(P)(R)
Ratio of net investment income
(loss) to average net assets (%)      (0.01)         (0.03)          0.32        0.06         1.12(R)
Portfolio turnover (%)                   16             12              9          14           19

                                         SMALL COMPANY
                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $22.18         $21.03
Net investment income (loss)(H)         0.06           0.06
Net realized and unrealized gain
(loss) on investments                   3.26           1.52
                                    ---------      ---------
Total from investment operations        3.32           1.58
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.03)         (0.09)
From net realized gain                 (3.61)         (0.34)
                                    ---------      ---------
                                       (3.64)         (0.43)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $21.86         $22.18
                                    =========      =========
       TOTAL RETURN (%)(K)(L)          15.50           7.72(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $234           $148
Ratio of net expenses to average
net assets (%)                          1.03           1.04(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.06           1.06(R)
Ratio of net investment income
(loss) to average net assets (%)        0.26           0.33(R)
Portfolio turnover (%)                    16             12

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                    SPECIAL VALUE
                                   ------------------------------------------------
                                                       SERIES I
                                   ------------------------------------------------

                                              PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------
                                     2006           2005        2004       2003(A)
                                   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $19.65         $18.68      $15.82      $12.50
Net investment income (loss)(H)        0.08          (0.01)       0.04       (0.04)
Net realized and unrealized gain
(loss) on investments                  1.95           1.05        3.11        3.36
                                   ---------      ---------   ---------   ---------
Total from investment operations       2.03           1.04        3.15        3.32
                                   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.01)             -           -           -
From net realized gain                (2.00)         (0.07)      (0.29)          -
                                   ---------      ---------   ---------   ---------
                                      (2.01)         (0.07)      (0.29)          -
                                   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $19.67         $19.65      $18.68      $15.82
                                   =========      =========   =========   =========
       TOTAL RETURN (%)(K)            10.84(L)(T)     5.60       20.18       26.56(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $1             $2         $17         $11
Ratio of net expenses to average
net assets (%)                         1.09           1.25        1.33        1.55(R)
Ratio of gross expenses to
average net assets (%)                 1.09(P)        1.25        1.33        1.64(P)(R)
Ratio of net investment income
(loss) to average net assets (%)       0.41          (0.03)       0.23       (0.44)(R)
Portfolio turnover (%)                   48             84          16          26(M)

                                                                   SPECIAL VALUE
                                   ------------------------------------------------------------------------------
                                                      SERIES II                                 SERIES NAV
                                   ------------------------------------------------      ------------------------
                                                                                               PERIOD ENDED
                                              PERIOD ENDED DECEMBER 31,                        DECEMBER 31,
                                   ------------------------------------------------      ------------------------
                                     2006           2005        2004       2003(A)         2006          2005(A)
                                   ---------      ---------   ---------   ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $19.53         $18.62      $15.80      $12.50         $19.65          $18.43
Net investment income (loss)(H)        0.05          (0.01)       0.02       (0.06)          0.12            0.05
Net realized and unrealized gain
(loss) on investments                  1.92           0.99        3.09        3.36           1.91            1.24
                                   ---------      ---------   ---------   ---------      ---------      ---------
Total from investment operations       1.97           0.98        3.11        3.30           2.03            1.29
                                   ---------      ---------   ---------   ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                -              -           -           -          (0.01)              -(J)
From net realized gain                (2.00)         (0.07)      (0.29)          -          (2.00)          (0.07)
                                   ---------      ---------   ---------   ---------      ---------      ---------
                                      (2.00)         (0.07)      (0.29)          -          (2.01)          (0.07)
                                   ---------      ---------   ---------   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD       $19.50         $19.53      $18.62      $15.80         $19.67          $19.65
                                   =========      =========   =========   =========      =========      =========
       TOTAL RETURN (%)(K)            10.59(L)(T)     5.30       19.95       26.40(L)(M)    10.88(L)(T)      7.05(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $7             $8         $17          $7           $120             $69
Ratio of net expenses to average
net assets (%)                         1.29           1.43        1.53        1.75(R)        1.04            1.20(R)
Ratio of gross expenses to
average net assets (%)                 1.29(P)        1.43        1.53        1.84(P)(R)     1.04(P)         1.20(R)
Ratio of net investment income
(loss) to average net assets (%)       0.29          (0.08)       0.09       (0.68)(R)       0.60            0.34(R)
Portfolio turnover (%)                   48             84          16          26(M)          48              84

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(T) In 2006, the Adviser fully reimbursed the Fund for a loss due to compliance error. Excluding this reimbursement total return would have been reduced by 0.06%, 0.05% and 0.06% for Series I, Series II and Series NAV, respectively.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          SPECTRUM
                                                           INCOME
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $12.71         $12.50
Net investment income (loss)(H)                       0.55           0.09
Net realized and unrealized gain (loss) on
investments                                           0.45           0.12
                                                  ---------      ---------
Total from investment operations                      1.00           0.21
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                           (0.08)             -
From net realized gain                                   -(J)           -
                                                  ---------      ---------
                                                     (0.08)             -
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $13.63         $12.71
                                                  =========      =========
       TOTAL RETURN (%)(K)(L)                         7.90           1.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $867           $551
Ratio of net expenses to average net assets (%)       0.92           0.75(R)
Ratio of gross expenses to average net assets
(%)(P)                                                0.93           0.77(R)
Ratio of net investment income (loss) to average
net assets (%)                                        4.19           3.84(R)
Portfolio turnover (%)                                  75             21(M)

(A)  Series NAV began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            STRATEGIC BOND
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $12.03         $12.05      $11.73      $10.89      $10.74
Net investment income (loss)(H)          0.61           0.52        0.45        0.56        0.71
Net realized and unrealized gain
(loss) on investments                    0.17          (0.21)       0.31        0.82        0.21
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.78           0.31        0.76        1.38        0.92
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.80)         (0.33)      (0.44)      (0.54)      (0.77)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.80)         (0.33)      (0.44)      (0.54)      (0.77)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.01         $12.03      $12.05      $11.73      $10.89
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               6.97(L)        2.70        6.66       13.11        8.96
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $170           $188        $539        $456        $407
Ratio of net expenses to average
net assets (%)                           0.80           0.81        0.83        0.86        0.86
Ratio of gross expenses to average
net assets (%)                           0.80(P)        0.81        0.83        0.86        0.86
Ratio of net investment income
(loss) to average net assets (%)         5.26           4.35        3.88        4.96        6.78
Portfolio turnover (%)                    141             59          52          80          86

                                                            STRATEGIC BOND
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $12.01         $11.98      $11.69      $10.88       $10.88
Net investment income (loss)(H)          0.59           0.49        0.42        0.51         0.60
Net realized and unrealized gain
(loss) on investments                    0.18          (0.20)       0.30        0.85         0.17
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.77           0.29        0.72        1.36         0.77
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.78)         (0.26)      (0.43)      (0.55)       (0.77)
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.78)         (0.26)      (0.43)      (0.55)       (0.77)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $12.00         $12.01      $11.98      $11.69       $10.88
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               6.86(L)        2.44        6.39       12.93         7.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $111           $114        $407        $151          $43
Ratio of net expenses to average
net assets (%)                           1.00           1.01        1.03        1.06         1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.00(P)        1.01        1.03        1.06         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         5.07           4.09        3.63        4.56         6.18(R)
Portfolio turnover (%)                    141             59          52          80           86

                                         STRATEGIC BOND
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $12.00         $12.11
Net investment income (loss)(H)         0.61           0.46
Net realized and unrealized gain
(loss) on investments                   0.18          (0.20)
                                    ---------      ---------
Total from investment operations        0.79           0.26
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.81)         (0.37)
                                    ---------      ---------
                                       (0.81)         (0.37)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $11.98         $12.00
                                    =========      =========
       TOTAL RETURN (%)(K)              7.05(L)        2.25(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $335           $401
Ratio of net expenses to average
net assets (%)                          0.75           0.74(R)
Ratio of gross expenses to average
net assets (%)                          0.75(P)        0.74(R)
Ratio of net investment income
(loss) to average net assets (%)        5.24           4.55(R)
Portfolio turnover (%)                   141             59

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    STRATEGIC INCOME
                                     ------------------------------------------------------------------------------
                                                   SERIES I                                 SERIES II
                                     ------------------------------------      ------------------------------------

                                          PERIOD ENDED DECEMBER 31,                 PERIOD ENDED DECEMBER 31,
                                     ------------------------------------      ------------------------------------
                                       2006           2005       2004(A)         2006           2005       2004(A)
                                     ---------      ---------   ---------      ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.15         $13.41      $12.50         $13.15         $13.41      $12.50
Net investment income (loss)(H)          0.59           0.45        0.25           0.56           0.42        0.23
Net realized and unrealized gain
(loss) on investments                   (0.05)         (0.17)       0.87          (0.05)         (0.16)       0.88
                                     ---------      ---------   ---------      ---------      ---------   ---------
Total from investment operations         0.54           0.28        1.12           0.51           0.26        1.11
                                     ---------      ---------   ---------      ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.45)         (0.51)      (0.21)         (0.39)         (0.49)      (0.20)
From net realized gain                      -(J)       (0.03)          -              -(J)       (0.03)          -
                                     ---------      ---------   ---------      ---------      ---------   ---------
                                        (0.45)         (0.54)      (0.21)         (0.39)         (0.52)      (0.20)
                                     ---------      ---------   ---------      ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.24         $13.15      $13.41         $13.27         $13.15      $13.41
                                     =========      =========   =========      =========      =========   =========
       TOTAL RETURN (%)(K)               4.13(L)        2.13        8.93(M)        3.95(L)        1.92        8.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $10            $11          $6            $20            $22         $13
Ratio of net expenses to average
net assets (%)                           0.90           1.07        1.24(R)        1.10           1.27        1.44(R)
Ratio of gross expenses to average
net assets (%)                           0.90(P)        1.07        1.24(R)        1.10(P)        1.27        1.44(R)
Ratio of net investment income
(loss) to average net assets (%)         4.42           3.30        2.95(R)        4.22           3.09        2.67(R)
Portfolio turnover (%)                    125             33          24(M)         125             33          24(M)

                                         STRATEGIC INCOME
                                     ------------------------
                                            SERIES NAV
                                     ------------------------
                                           PERIOD ENDED
                                           DECEMBER 31,
                                     ------------------------
                                       2006          2005(A)
                                     ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.15          $13.33
Net investment income (loss)(H)          0.60            0.29
Net realized and unrealized gain
(loss) on investments                   (0.06)           0.07
                                     ---------      ---------
Total from investment operations         0.54            0.36
                                     ---------      ---------
LESS DISTRIBUTIONS
From net investment income              (0.46)          (0.51)
From net realized gain                      -(J)        (0.03)
                                     ---------      ---------
                                        (0.46)          (0.54)
                                     ---------      ---------
NET ASSET VALUE, END OF PERIOD         $13.23          $13.15
                                     =========      =========
       TOTAL RETURN (%)(K)               4.15(L)         2.75(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $335               -(N)
Ratio of net expenses to average
net assets (%)                           0.80            1.03(R)
Ratio of gross expenses to average
net assets (%)                           0.80(P)         1.03(R)
Ratio of net investment income
(loss) to average net assets (%)         4.56            2.96(R)
Portfolio turnover (%)                    125              33

(A) Series I, Series II and Series NAV began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      TOTAL RETURN
                                             ---------------------------------------------------------------
                                                                        SERIES I
                                             ---------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)     2002(D)
                                             ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.81         $14.17         $14.21      $14.43      $13.88
Net investment income (loss)(H)                  0.57           0.44           0.27        0.35        0.49
Net realized and unrealized gain (loss) on
investments                                     (0.08)         (0.11)          0.40        0.35        0.78
                                             ---------      ---------      ---------   ---------   ---------
Total from investment operations                 0.49           0.33           0.67        0.70        1.27
                                             ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                      (0.47)         (0.34)         (0.54)      (0.77)      (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)      (0.30)
                                             ---------      ---------      ---------   ---------   ---------
                                                (0.47)         (0.69)         (0.71)      (0.92)      (0.72)
                                             ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $13.83         $13.81         $14.17      $14.21      $14.43
                                             =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                       3.67(L)        2.40           4.96        5.02        9.52
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $368           $438           $903      $1,036      $1,073
Ratio of net expenses to average net assets
(%)                                              0.81           0.82           0.80        0.82        0.81
Ratio of gross expenses to average net
assets (%)                                       0.81(P)        0.82           0.80        0.82        0.81
Ratio of net investment income (loss) to
average net assets (%)                           4.21           3.18           1.93        2.48        3.53
Portfolio turnover (%)                            254            409(X)         251         285         381

                                                                       TOTAL RETURN
                                             -----------------------------------------------------------------
                                                                         SERIES II
                                             -----------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)    2002(A)(D)
                                             ---------      ---------      ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.78         $14.11         $14.17      $14.42         $14.00
Net investment income (loss)(H)                  0.54           0.41           0.23        0.31           0.36
Net realized and unrealized gain (loss) on
investments                                     (0.09)         (0.10)          0.41        0.37           0.78
                                             ---------      ---------      ---------   ---------   -----------
Total from investment operations                 0.45           0.31           0.64        0.68           1.14
                                             ---------      ---------      ---------   ---------   -----------
LESS DISTRIBUTIONS
From net investment income                      (0.44)         (0.29)         (0.53)      (0.78)         (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)         (0.30)
                                             ---------      ---------      ---------   ---------   -----------
                                                (0.44)         (0.64)         (0.70)      (0.93)         (0.72)
                                             ---------      ---------      ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD                 $13.79         $13.78         $14.11      $14.17         $14.42
                                             =========      =========      =========   =========   ===========
       TOTAL RETURN (%)(K)                       3.42(L)        2.25           4.71        4.87           8.51(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $248           $286           $620        $491           $218
Ratio of net expenses to average net assets
(%)                                              1.01           1.01           1.00        1.02           1.01(R)
Ratio of gross expenses to average net
assets (%)                                       1.01(P)        1.01           1.00        1.02           1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.01           2.92           1.69        2.15           2.79(R)
Portfolio turnover (%)                            254            409(X)         251         285            381

                                                    TOTAL RETURN
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $13.79         $14.16
Net investment income (loss)(H)                   0.58           0.43
Net realized and unrealized gain (loss) on
investments                                      (0.09)         (0.08)
                                              ---------      ---------
Total from investment operations                  0.49           0.35
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.48)         (0.37)
From net realized gain                               -          (0.35)
                                              ---------      ---------
                                                 (0.48)         (0.72)
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.80         $13.79
                                              =========      =========
       TOTAL RETURN (%)(K)                        3.66(L)        2.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $1,319           $834
Ratio of net expenses to average net assets
(%)                                               0.76           0.76(R)
Ratio of gross expenses to average net
assets (%)                                        0.76(P)        0.76(R)
Ratio of net investment income (loss) to
average net assets (%)                            4.27           3.71(R)
Portfolio turnover (%)                             254            409(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03; and increases (decreases) to the net investment income per share of less than ($0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.56         $11.06       $9.96       $7.63       $9.79
Net investment income (loss)(H)                     0.16           0.13        0.13        0.09        0.08
Net realized and unrealized gain (loss) on
investments                                         1.59           0.49        1.03        2.24       (2.16)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.75           0.62        1.16        2.33       (2.08)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.12)         (0.12)      (0.06)          -       (0.08)
From net realized gain                             (0.06)             -           -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.18)         (0.12)      (0.06)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.13         $11.56      $11.06       $9.96       $7.63
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.29(L)(Y)     5.69       11.74       30.54      (21.29)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $238           $200        $175        $134         $60
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.30           1.20        1.30        1.05        0.96
Portfolio turnover (%)                                 2             21           5           6           4

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.51         $11.02       $9.93       $7.62        $9.67
Net investment income (loss)(H)                     0.13           0.11        0.11        0.07         0.07
Net realized and unrealized gain (loss) on
investments                                         1.59           0.48        1.04        2.24        (2.04)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.72           0.59        1.15        2.31        (1.97)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.10)         (0.10)      (0.06)          -        (0.08)
From net realized gain                             (0.06)             -           -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.16)         (0.10)      (0.06)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.07         $11.51      $11.02       $9.93        $7.62
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.09(L)(Y)     5.41       11.60       30.31       (20.36)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $37            $38         $37         $30           $6
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              1.09           0.99        1.08        0.86         0.98(R)
Portfolio turnover (%)                                 2             21           5           6            4

                                                    TOTAL STOCK
                                                    MARKET INDEX
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $11.57         $10.41
Net investment income (loss)(H)                   0.16           0.10
Net realized and unrealized gain (loss) on
investments                                       1.59           1.06
                                              ---------      ---------
Total from investment operations                  1.75           1.16
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.12)             -
From net realized gain                           (0.06)             -
                                              ---------      ---------
                                                 (0.18)             -
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.14         $11.57
                                              =========      =========
       TOTAL RETURN (%)(K)                       15.33(L)(Y)    11.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $160           $170
Ratio of net expenses to average net assets
(%)                                               0.52           0.52(R)
Ratio of gross expenses to average net
assets (%)                                        0.52(P)        0.52(R)
Ratio of net investment income (loss) to
average net assets (%)                            1.34           1.30(R)
Portfolio turnover (%)                               2             21

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              U.S. CORE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.71         $23.07      $21.79      $17.40      $23.91
Net investment income (loss)(H)          0.22           0.23        0.27        0.17        0.16
Net realized and unrealized gain
(loss) on investments                    1.65           0.20        1.19        4.41       (5.80)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.87           0.43        1.46        4.58       (5.64)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.28)         (0.31)      (0.18)      (0.19)      (0.12)
From net realized gain                  (2.66)         (0.48)          -           -       (0.75)
                                     ---------      ---------   ---------   ---------   ---------
                                        (2.94)         (0.79)      (0.18)      (0.19)      (0.87)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $21.64         $22.71      $23.07      $21.79      $17.40
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.17(L)        2.03        6.77       26.45      (24.33)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $927         $1,095      $1,359      $1,553      $1,436
Ratio of net expenses to average
net assets (%)                           0.87           0.78        0.74        0.75        0.75
Ratio of gross expenses to average
net assets (%)                           0.87(P)        0.78        0.74        0.75        0.75
Ratio of net investment income
(loss) to average net assets (%)         1.04           1.04        1.22        0.92        0.79
Portfolio turnover (%)                     71            135          43          39          40

                                                              U.S. CORE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $22.60         $22.96      $21.72      $17.39       $23.43
Net investment income (loss)(H)          0.18           0.19        0.23        0.13         0.12
Net realized and unrealized gain
(loss) on investments                    1.64           0.20        1.18        4.41        (5.29)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.82           0.39        1.41        4.54        (5.17)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.23)         (0.27)      (0.17)      (0.21)       (0.12)
From net realized gain                  (2.66)         (0.48)          -           -        (0.75)
                                     ---------      ---------   ---------   ---------   ---------
                                        (2.89)         (0.75)      (0.17)      (0.21)       (0.87)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $21.53         $22.60      $22.96      $21.72       $17.39
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               8.99(L)        1.84        6.55       26.41       (22.83)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $90           $105        $120        $115          $39
Ratio of net expenses to average
net assets (%)                           1.07           0.98        0.94        0.95         0.95(R)
Ratio of gross expenses to average
net assets (%)                           1.07(P)        0.98        0.94        0.95         0.95(R)
Ratio of net investment income
(loss) to average net assets (%)         0.84           0.84        1.04        0.69         0.77(R)
Portfolio turnover (%)                     71            135          43          39           40

                                           U.S. CORE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $22.71         $21.51
Net investment income (loss)(H)         0.23           0.21
Net realized and unrealized gain
(loss) on investments                   1.65           0.99
                                    ---------      ---------
Total from investment operations        1.88           1.20
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.27)             -
From net realized gain                 (2.66)             -
                                    ---------      ---------
                                       (2.93)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $21.66         $22.71
                                    =========      =========
       TOTAL RETURN (%)(K)              9.26(L)        5.58(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $1             $1
Ratio of net expenses to average
net assets (%)                          0.82           0.79(R)
Ratio of gross expenses to average
net assets (%)                          0.82(P)        0.79(R)
Ratio of net investment income
(loss) to average net assets (%)        1.08           1.39(R)
Portfolio turnover (%)                    71            135

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     U.S. GLOBAL LEADERS GROWTH
                                               ---------------------------------------
                                                              SERIES I
                                               ---------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                               ---------------------------------------
                                                 2006           2005          2004(A)
                                               ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $13.04         $13.17         $12.50
Net investment income (loss)(H)                    0.07           0.03           0.07
Net realized and unrealized gain (loss) on
investments                                        0.16           0.09           0.66
                                               ---------      ---------      ---------
Total from investment operations                   0.23           0.12           0.73
                                               ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                            -          (0.02)         (0.06)
From net realized gain                            (0.12)         (0.23)             -
                                               ---------      ---------      ---------
                                                  (0.12)         (0.25)         (0.06)
                                               ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                   $13.15         $13.04         $13.17
                                               =========      =========      =========
       TOTAL RETURN (%)(K)                         1.81(L)        0.87           5.82(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $36            $43             $3
Ratio of net expenses to average net assets
(%)                                                0.77           0.81           1.26(R)
Ratio of gross expenses to average net assets
(%)                                                0.77(P)        0.81           1.49(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                             0.55           0.24           0.82(R)
Portfolio turnover (%)                               20            154(X)           7(M)

                                                                       U.S. GLOBAL LEADERS GROWTH
                                               --------------------------------------------------------------------------
                                                              SERIES II                                SERIES NAV
                                               ---------------------------------------         --------------------------
                                                      PERIOD ENDED DECEMBER 31,                PERIOD ENDED DECEMBER 31,
                                               ---------------------------------------         --------------------------
                                                 2006           2005          2004(A)             2006          2005(A)
                                               ---------      ---------      ---------         ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $13.04         $13.16         $12.50             $13.05          $12.79
Net investment income (loss)(H)                    0.04           0.01           0.07               0.08            0.03
Net realized and unrealized gain (loss) on
investments                                        0.16           0.10           0.64               0.15            0.49
                                               ---------      ---------      ---------         ----------      ----------
Total from investment operations                   0.20           0.11           0.71               0.23            0.52
                                               ---------      ---------      ---------         ----------      ----------
LESS DISTRIBUTIONS
From net investment income                            -              -          (0.05)                 -(J)        (0.03)
From net realized gain                            (0.12)         (0.23)             -              (0.12)          (0.23)
                                               ---------      ---------      ---------         ----------      ----------
                                                  (0.12)         (0.23)         (0.05)             (0.12)          (0.26)
                                               ---------      ---------      ---------         ----------      ----------
NET ASSET VALUE, END OF PERIOD                   $13.12         $13.04         $13.16             $13.16          $13.05
                                               =========      =========      =========         ==========      ==========
       TOTAL RETURN (%)(K)                         1.57(L)        0.78           5.68(L)(M)         1.81(L)         4.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $30            $37             $7               $584            $346
Ratio of net expenses to average net assets
(%)                                                0.97           1.02           1.46(R)            0.72            0.76(R)
Ratio of gross expenses to average net assets
(%)                                                0.97(P)        1.02           1.69(P)(R)         0.72(P)         0.76(R)
Ratio of net investment income (loss) to
average net assets (%)                             0.35           0.06           0.89(R)            0.60            0.31(R)
Portfolio turnover (%)                               20            154(X)           7(M)              20             154(X)

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.64         $13.93      $14.01      $14.22      $13.72
Net investment income (loss)(H)          0.56           0.37        0.24        0.21        0.54
Net realized and unrealized gain
(loss) on investments                    0.01          (0.16)       0.15        0.03        0.52
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.57           0.21        0.39        0.24        1.06
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.68)         (0.24)      (0.28)      (0.45)      (0.56)
From net realized gain                      -          (0.26)      (0.19)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.68)         (0.50)      (0.47)      (0.45)      (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.53         $13.64      $13.93      $14.01      $14.22
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.39(L)        1.58        2.89        1.73        7.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $181           $218        $471        $525        $708
Ratio of net expenses to average
net assets (%)                           0.75           0.74        0.74        0.73        0.74
Ratio of gross expenses to average
net assets (%)                           0.75(P)        0.74        0.74        0.73        0.74
Ratio of net investment income
(loss) to average net assets (%)         4.20           2.74        1.76        1.52        3.88
Portfolio turnover (%)                     57             26          77          97          19

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.63         $13.88      $13.97      $14.21       $13.77
Net investment income (loss)(H)          0.53           0.35        0.21        0.18         0.39
Net realized and unrealized gain
(loss) on investments                    0.01          (0.15)       0.15        0.04         0.61
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.54           0.20        0.36        0.22         1.00
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.65)         (0.19)      (0.26)      (0.46)       (0.56)
From net realized gain                      -          (0.26)      (0.19)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.65)         (0.45)      (0.45)      (0.46)       (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.52         $13.63      $13.88      $13.97       $14.21
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.19(L)        1.45        2.70        1.59         7.53(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $85           $103        $264        $208         $128
Ratio of net expenses to average
net assets (%)                           0.95           0.94        0.94        0.93         0.94(R)
Ratio of gross expenses to average
net assets (%)                           0.95(P)        0.94        0.94        0.93         0.94(R)
Ratio of net investment income
(loss) to average net assets (%)         4.00           2.53        1.56        1.28         3.04(R)
Portfolio turnover (%)                     57             26          77          97           19

                                        U.S. GOVERNMENT
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.61         $13.90
Net investment income (loss)(H)         0.57           0.33
Net realized and unrealized gain
(loss) on investments                      -(J)       (0.08)
                                    ---------      ---------
Total from investment operations        0.57           0.25
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.69)         (0.28)
From net realized gain                     -          (0.26)
                                    ---------      ---------
                                       (0.69)         (0.54)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $13.49         $13.61
                                    =========      =========
       TOTAL RETURN (%)(K)              4.39(L)        1.82(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $116            $96
Ratio of net expenses to average
net assets (%)                          0.70           0.67(R)
Ratio of gross expenses to average
net assets (%)                          0.70(P)        0.67(R)
Ratio of net investment income
(loss) to average net assets (%)        4.29           2.90(R)
Portfolio turnover (%)                    57             26

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             U.S. HIGH YIELD BOND
                                                          ----------------------------------------------------------
                                                                   SERIES I                       SERIES II
                                                          --------------------------      --------------------------
                                                          PERIOD ENDED DECEMBER 31,       PERIOD ENDED DECEMBER 31,
                                                          --------------------------      --------------------------
                                                             2006          2005(A)           2006          2005(A)
                                                          ----------      ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $13.01          $12.50          $13.00          $12.50
Net investment income (loss)(H)                                0.92            0.61            0.90            0.57
Net realized and unrealized gain (loss) on investments         0.28           (0.10)           0.29           (0.07)
                                                          ----------      ----------      ----------      ----------
Total from investment operations                               1.20            0.51            1.19            0.50
                                                          ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
From net investment income                                    (0.69)              -           (0.67)              -
                                                          ----------      ----------      ----------      ----------
                                                              (0.69)              -           (0.67)              -
                                                          ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                               $13.52          $13.01          $13.52          $13.00
                                                          ==========      ==========      ==========      ==========
       TOTAL RETURN (%)                                        9.58(L)         4.08(M)         9.46(L)         4.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $1               -(N)           $3              $1
Ratio of net expenses to average net assets (%)                0.80            0.87(R)         1.04            1.06(R)
Ratio of gross expenses to average net assets (%)              0.80            0.87(R)         1.04(P)         1.06(R)
Ratio of net investment income (loss) to average net
assets (%)                                                     7.11(P)         7.35(R)         6.94            6.48(R)
Portfolio turnover (%)                                          118             134(M)          118             134(M)

                                                             U.S. HIGH YIELD BOND
                                                          --------------------------
                                                                  SERIES NAV
                                                          --------------------------
                                                          PERIOD ENDED DECEMBER 31,
                                                          --------------------------
                                                             2006          2005(A)
                                                          ----------      ----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $13.02          $12.50
Net investment income (loss)(H)                                0.93            0.51
Net realized and unrealized gain (loss) on investments         0.27            0.01
                                                          ----------      ----------
Total from investment operations                               1.20            0.52
                                                          ----------      ----------
LESS DISTRIBUTIONS
From net investment income                                    (0.69)              -
                                                          ----------      ----------
                                                              (0.69)              -
                                                          ----------      ----------
NET ASSET VALUE, END OF PERIOD                               $13.53          $13.02
                                                          ==========      ==========
       TOTAL RETURN (%)                                        9.62(L)         4.16(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $348            $147
Ratio of net expenses to average net assets (%)                0.79            0.83(R)
Ratio of gross expenses to average net assets (%)              0.79(P)         0.83(R)
Ratio of net investment income (loss) to average net
assets (%)                                                     7.17            5.83(R)
Portfolio turnover (%)                                          118             134(M)

(A)  Series I, Series II and Series NAV all began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            U.S. LARGE CAP
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003        2002
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.75         $14.00      $12.84          $9.41      $12.61
Net investment income (loss)(H)         0.10           0.07        0.07           0.05        0.05
Net realized and unrealized gain
(loss) on investments                   1.47           0.74        1.13           3.42       (3.22)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        1.57           0.81        1.20           3.47       (3.17)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.09)         (0.06)      (0.04)         (0.04)      (0.03)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.09)         (0.06)      (0.04)         (0.04)      (0.03)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.23         $14.75      $14.00         $12.84       $9.41
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)             10.66(L)        5.82        9.39          37.06      (25.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $443           $485        $639           $414        $382
Ratio of net expenses to average
net assets (%)                          0.91           0.94        0.93(T)        0.93        0.94
Ratio of gross expenses to average
net assets (%)                          0.91(P)        0.94        0.93(T)        0.93        0.94
Ratio of net investment income
(loss) to average net assets (%)        0.65           0.50        0.53           0.43        0.43
Portfolio turnover (%)                    29             34          46(X)          34          42

                                                            U.S. LARGE CAP
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005        2004           2003       2002(A)
                                    ---------      ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.70         $13.92      $12.79          $9.41       $12.35
Net investment income (loss)(H)         0.07           0.05        0.04           0.02         0.03
Net realized and unrealized gain
(loss) on investments                   1.45           0.75        1.12           3.41        (2.94)
                                    ---------      ---------   ---------      ---------   ---------
Total from investment operations        1.52           0.80        1.16           3.43        (2.91)
                                    ---------      ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.06)         (0.02)      (0.03)         (0.05)       (0.03)
                                    ---------      ---------   ---------      ---------   ---------
                                       (0.06)         (0.02)      (0.03)         (0.05)       (0.03)
                                    ---------      ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD        $16.16         $14.70      $13.92         $12.79        $9.41
                                    =========      =========   =========      =========   =========
       TOTAL RETURN (%)(K)             10.36(L)        5.73        9.11          36.68       (23.61)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $114           $129        $240           $143          $59
Ratio of net expenses to average
net assets (%)                          1.11           1.14        1.13(T)        1.13         1.14(R)
Ratio of gross expenses to average
net assets (%)                          1.11(P)        1.14        1.13(T)        1.13         1.14(R)
Ratio of net investment income
(loss) to average net assets (%)        0.45           0.34        0.34           0.21         0.35(R)
Portfolio turnover (%)                    29             34          46(X)          34           42

                                         U.S. LARGE CAP
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $14.74         $13.89
Net investment income (loss)(H)         0.12           0.02
Net realized and unrealized gain
(loss) on investments                   1.45           0.91
                                    ---------      ---------
Total from investment operations        1.57           0.93
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.11)         (0.08)
                                    ---------      ---------
                                       (0.11)         (0.08)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $16.20         $14.74
                                    =========      =========
       TOTAL RETURN (%)(K)             10.68(L)        6.76(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $402             $2
Ratio of net expenses to average
net assets (%)                          0.87           0.79(R)
Ratio of gross expenses to average
net assets (%)                          0.87(P)        0.79(R)
Ratio of net investment income
(loss) to average net assets (%)        0.77           0.21(R)
Portfolio turnover (%)                    29             34

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                       U.S. MULTI SECTOR
                                                  ----------------------------
                                                           SERIES NAV
                                                  ----------------------------
                                                   PERIOD ENDED DECEMBER 31,
                                                  ----------------------------
                                                     2006            2005(A)
                                                  -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.05           $12.50
Net investment income (loss)(H)                         0.14             0.02
Net realized and unrealized gain (loss) on
investments                                             0.86             0.53
                                                  -----------      -----------
Total from investment operations                        1.00             0.55
                                                  -----------      -----------
LESS DISTRIBUTIONS
From net investment income                             (0.02)               -
From net realized gain                                 (0.03)               -
                                                  -----------      -----------
                                                       (0.05)               -
                                                  -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $14.00           $13.05
                                                  ===========      ===========
       TOTAL RETURN (%)(K)                              7.63(L)          4.40(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $1,408             $855
Ratio of net expenses to average net assets (%)         0.81             0.77(R)
Ratio of gross expenses to average net assets
(%)                                                     0.81(P)          0.77(R)
Ratio of net investment income (loss) to average
net assets (%)                                          1.06             0.84(R)
Portfolio turnover (%)                                    61                5(M)

(A)  Series NAV began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             UTILITIES
                                    ------------------------------------------------------------
                                                              SERIES I
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003        2002
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.18         $12.08       $9.43       $7.11       $9.29
Net investment income (loss)(H)         0.29           0.20        0.19        0.13        0.15
Net realized and unrealized gain
(loss) on investments                   3.25           1.72        2.56        2.29       (2.33)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.54           1.92        2.75        2.42       (2.18)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.33)         (0.06)      (0.10)      (0.10)          -(J)
From net realized gain                 (1.73)         (0.76)          -           -           -
                                    ---------      ---------   ---------   ---------   ---------
                                       (2.06)         (0.82)      (0.10)      (0.10)          -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $14.66         $13.18      $12.08       $9.43       $7.11
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             31.00(L)       16.82       29.42       34.53      (23.46)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $134            $89         $60         $34         $21
Ratio of net expenses to average
net assets (%)                          1.00           1.09        1.15        1.31        1.28
Ratio of gross expenses to average
net assets (%)                          1.00(P)        1.09        1.15        1.31        1.28
Ratio of net investment income
(loss) to average net assets (%)        2.24           1.62        1.87        1.64        1.99
Portfolio turnover (%)                    98            100         106         131          89

                                                             UTILITIES
                                    ------------------------------------------------------------
                                                             SERIES II
                                    ------------------------------------------------------------
                                                     PERIOD ENDED DECEMBER 31,
                                    ------------------------------------------------------------
                                      2006           2005        2004        2003       2002(A)
                                    ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.10         $12.02       $9.39       $7.10        $8.77
Net investment income (loss)(H)         0.27           0.18        0.17        0.11         0.12
Net realized and unrealized gain
(loss) on investments                   3.23           1.70        2.55        2.29        (1.79)
                                    ---------      ---------   ---------   ---------   ---------
Total from investment operations        3.50           1.88        2.72        2.40        (1.67)
                                    ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.31)         (0.04)      (0.09)      (0.11)           -(J)
From net realized gain                 (1.73)         (0.76)          -           -            -
                                    ---------      ---------   ---------   ---------   ---------
                                       (2.04)         (0.80)      (0.09)      (0.11)           -(J)
                                    ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $14.56         $13.10      $12.02       $9.39        $7.10
                                    =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)             30.77(L)       16.56       29.23       34.25       (19.04)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $66            $54         $38         $20           $7
Ratio of net expenses to average
net assets (%)                          1.20           1.29        1.35        1.51         1.48(R)
Ratio of gross expenses to average
net assets (%)                          1.20(P)        1.29        1.35        1.51         1.48(R)
Ratio of net investment income
(loss) to average net assets (%)        2.08           1.43        1.68        1.36         1.83(R)
Portfolio turnover (%)                    98            100         106         131           89

                                           UTILITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.17         $11.34
Net investment income (loss)(H)         0.30           0.13
Net realized and unrealized gain
(loss) on investments                   3.25           1.70
                                    ---------      ---------
Total from investment operations        3.55           1.83
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.34)             -
From net realized gain                 (1.73)             -
                                    ---------      ---------
                                       (2.07)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $14.65         $13.17
                                    =========      =========
       TOTAL RETURN (%)                31.07(K)(L)    16.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $7             $3
Ratio of net expenses to average
net assets (%)                          0.95           1.04(R)
Ratio of gross expenses to average
net assets (%)                          0.95(P)        1.04(R)
Ratio of net investment income
(loss) to average net assets (%)        2.29           1.34(R)
Portfolio turnover (%)                    98            100

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                VALUE
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.89         $19.57      $17.09      $12.49      $16.47
Net investment income (loss)(H)          0.18           0.08        0.10        0.10        0.14
Net realized and unrealized gain
(loss) on investments                    3.95           2.36        2.48        4.67       (3.82)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         4.13           2.44        2.58        4.77       (3.68)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.09)         (0.12)      (0.10)      (0.17)      (0.12)
From net realized gain                  (3.21)             -           -           -       (0.18)
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.30)         (0.12)      (0.10)      (0.17)      (0.30)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $22.72         $21.89      $19.57      $17.09      $12.49
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              21.05(L)       12.56       15.18       38.76      (22.80)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $290           $263        $307        $272        $238
Ratio of net expenses to average
net assets (%)                           0.83           0.86        0.85        0.87        0.86
Ratio of gross expenses to average
net assets (%)                           0.83(P)        0.86        0.85        0.87        0.86
Ratio of net investment income
(loss) to average net assets (%)         0.83           0.39        0.58        0.71        0.94
Portfolio turnover (%)                     65             67          80         186          52

                                                                VALUE
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $21.81         $19.50      $17.04      $12.48       $16.26
Net investment income (loss)(H)          0.13           0.04        0.07        0.06         0.12
Net realized and unrealized gain
(loss) on investments                    3.94           2.36        2.48        4.68        (3.60)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         4.07           2.40        2.55        4.74        (3.48)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.05)         (0.09)      (0.09)      (0.18)       (0.12)
From net realized gain                  (3.21)             -           -           -        (0.18)
                                     ---------      ---------   ---------   ---------   ---------
                                        (3.26)         (0.09)      (0.09)      (0.18)       (0.30)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $22.62         $21.81      $19.50      $17.04       $12.48
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)              20.80(L)       12.35       15.04       38.60       (21.87)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $59            $46         $49         $29          $11
Ratio of net expenses to average
net assets (%)                           1.03           1.06        1.05        1.07         1.06(R)
Ratio of gross expenses to average
net assets (%)                           1.03(P)        1.06        1.05        1.07         1.06(R)
Ratio of net investment income
(loss) to average net assets (%)         0.64           0.20        0.40        0.44         1.02(R)
Portfolio turnover (%)                     65             67          80         186           52

                                             VALUE
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $21.90         $18.90
Net investment income (loss)(H)         0.19           0.11
Net realized and unrealized gain
(loss) on investments                   3.94           2.89
                                    ---------      ---------
Total from investment operations        4.13           3.00
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.10)             -
From net realized gain                 (3.21)             -
                                    ---------      ---------
                                       (3.31)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $22.72         $21.90
                                    =========      =========
       TOTAL RETURN (%)(K)             21.03(L)       15.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $4             $1
Ratio of net expenses to average
net assets (%)                          0.78           0.82(R)
Ratio of gross expenses to average
net assets (%)                          0.78(P)        0.82(R)
Ratio of net investment income
(loss) to average net assets (%)        0.90           0.77(R)
Portfolio turnover (%)                    65             67

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             VALUE &
                                                          RESTRUCTURING
                                                   ----------------------------
                                                            SERIES NAV
                                                   ----------------------------
                                                    PERIOD ENDED DECEMBER 31,
                                                   ----------------------------
                                                      2006            2005(A)
                                                   -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.31           $12.50
Net investment income (loss)(H)                          0.17             0.04
Net realized and unrealized gain (loss) on
investments                                              1.74             0.77
                                                   -----------      -----------
Total from investment operations                         1.91             0.81
                                                   -----------      -----------
LESS DISTRIBUTIONS
From net investment income                              (0.04)               -
From net realized gain                                  (0.04)               -
                                                   -----------      -----------
                                                        (0.08)               -
                                                   -----------      -----------
NET ASSET VALUE, END OF PERIOD                         $15.14           $13.31
                                                   ===========      ===========
       TOTAL RETURN (%)(K)                              14.43(L)          6.48(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $337             $153
Ratio of net expenses to average net assets (%)          0.89             0.91(R)
Ratio of gross expenses to average net assets
(%)                                                      0.89(P)          0.91(R)
Ratio of net investment income (loss) to average
net assets (%)                                           1.21             1.80(R)
Portfolio turnover (%)                                     14                4(M)

(A)  Series NAV began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                                              VISTA
                                                   ----------------------------
                                                            SERIES NAV
                                                   ----------------------------
                                                    PERIOD ENDED DECEMBER 31,
                                                   ----------------------------
                                                      2006            2005(A)
                                                   -----------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.12           $12.50
Net investment income (loss)(H)                         (0.04)           (0.01)
Net realized and unrealized gain (loss) on
investments                                              1.18             0.63
                                                   -----------      -----------
Total from investment operations                         1.14             0.62
                                                   -----------      -----------
NET ASSET VALUE, END OF PERIOD                         $14.26           $13.12
                                                   ===========      ===========
       TOTAL RETURN (%)                                  8.69(L)          4.96(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $120              $69
Ratio of net expenses to average net assets (%)          1.02             1.00(R)
Ratio of gross expenses to average net assets
(%)                                                      1.02(P)          1.00(R)
Ratio of net investment income (loss) to average
net assets (%)                                          (0.30)           (0.30)(R)
Portfolio turnover (%)                                    219               32(M)

(A)  Series NAV began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

                                   APPENDIX A

            LIFESTYLE TRUSTS, FRANKLIN TEMPLETON FOUNDING ALLOCATION

                        TRUST AND ABSOLUTE RETURN TRUST

                        DESCRIPTION OF UNDERLYING FUNDS

     The Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust and the Absolute Return Trust may invest in Series NAV shares of any of JHT's Funds except other JHT fund of funds and the JHT Feeder Funds (the "Underlying Portfolios"). The following tables set forth, separately for the fixed-income Underlying Funds and the equity Underlying Portfolios of JHT: (i) the names of the Underlying Funds and of their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and (iii) brief descriptions of the Underlying Fund investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Underlying Funds.

                    FIXED-INCOME FUNDS -- JOHN HANCOCK TRUST

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ACTIVE BOND TRUST                    0.64%       To seek income and capital appreciation. Under normal market
Declaration Management &                         conditions, the Fund invests at least 80% of its net assets
Research LLC and MFC Global                      (plus any borrowing for investment purposes) in a
Investment Management (U.S.),                    diversified mix of debt securities and instruments.
LLC

BOND INDEX TRUST A                   0.55%       To seek to track the performance of the Lehman Brothers
Declaration Management &                         Aggregate Bond Index (which represents the U.S. investment
Research LLC                                     grade bond market). Under normal market conditions, the
                                                 Funds will invest at least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.*

CORE BOND TRUST                      0.79%       To seek total return consisting of income and capital
Wells Capital Management,                        appreciation. Under normal market conditions, the Fund
Incorporated                                     invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment
                                                 grade debt securities, including U.S. Government
                                                 obligations, corporate bonds, mortgage-backed and other
                                                 asset-backed securities and money market instruments.

GLOBAL BOND TRUST                    0.80%       To seek maximum total return, consistent with preservation
Pacific Investment Management                    of capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 fixed income instruments, which may be represented by
                                                 futures contracts (including related options) with respect to such securities, and options on such securities. These
                                                 fixed income instruments may be denominated in non-U.S.
                                                 currencies or in U.S. dollars.

HIGH INCOME TRUST                    0.74%       To seek high current income; capital appreciation is a
MFC Global Investment                            secondary goal. Under normal market conditions, the Fund
Management (U.S.), LLC                           invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign
                                                 corporate bonds, debentures and notes, convertible
                                                 securities, preferred stocks, and domestic and foreign
                                                 government obligations.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
HIGH YIELD TRUST                     0.71%       To realize an above-average total return over a market cycle
Western Asset Management                         of three to five years, consistent with reasonable risk.
Company                                          Under normal market conditions, the Fund invests at least
                                                 80% of its net assets (plus any borrowings for investment
                                                 purposes) at the time of investment in high yield
                                                 securities, including corporate bonds, preferred stocks,
                                                 U.S. Government and foreign securities, mortgage-backed
                                                 securities, loan assignments or participations and
                                                 convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of
                                                 equivalent quality): Corporate Bonds, Preferred Stocks and
                                                 Convertible Securities -- Moody's (Ba through C); Standard &
                                                 Poor's (BB through D).

INCOME TRUST                         0.41%       To seek to maximize income while maintaining prospects for
Franklin Advisers, Inc.                          capital appreciation. Under normal market conditions, the
                                                 Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible
                                                 securities.

INVESTMENT QUALITY BOND TRUST        0.67%       To provide a high level of current income consistent with
Wellington Management Company,                   the maintenance of principal and liquidity. Under normal
LLP                                              market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 bonds rated investment grade at the time of investment. The
                                                 Fund will tend to focus on corporate bonds and U.S.
                                                 government bonds with intermediate to longer term
                                                 maturities.

MONEY MARKET TRUST                   0.51%       To obtain maximum current income consistent with
MFC Global Investment                            preservation of principal and liquidity. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests in high quality, U.S. dollar
                                                 denominated money market instruments.

SHORT-TERM BOND TRUST                0.62%       To seek income and capital appreciation. Under normal market
Declaration Management &                         conditions, the Fund invests at least 80% of its net assets
Research LLC                                     (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and
                                                 instruments. The securities and instruments will have an
                                                 average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

SPECTRUM INCOME TRUST                0.93%       To seek a high level of current income with moderate share
T. Rowe Price Associates, Inc.                   price fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad
                                                 exposure primarily to domestic and international fixed
                                                 income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

STRATEGIC BOND TRUST                 0.75%       To seek a high level of total return consistent with
Western Asset Management                         preservation of capital. Under normal market conditions, the
Company                                          Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in fixed income
                                                 securities.

STRATEGIC INCOME TRUST               0.51%       To seek a high level of current income. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its assets in
Management (U.S.), LLC                           foreign government and corporate debt securities from
                                                 developed and emerging markets U.S. Government and agency
                                                 securities and domestic high yield bonds.

TOTAL RETURN TRUST                   0.76%       To seek maximum total return, consistent with preservation
Pacific Investment Management                    of capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 65% of its
                                                 total assets in a diversified fund of fixed income
                                                 instruments of varying maturities.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
U.S. GOVERNMENT SECURITIES           0.64%       To obtain a high level of current income consistent with
TRUST                                            preservation of capital and maintenance of liquidity. Under
Western Asset Management                         normal market conditions, the Fund invests at least 80% of
Company                                          its net assets (plus any borrowings for investment purposes)
                                                 in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities and futures contracts. The Fund may invest the
                                                 balance of its assets in non-U.S. government securities
                                                 including, but not limited to, fixed rate and adjustable
                                                 rate mortgage-backed securities, asset-backed securities,
                                                 corporate debt securities and money market instruments.

U.S. HIGH YIELD BOND TRUST           0.79%       To seek total return with a high level of current income.
Wells Capital Management,                        Under normal market conditions, the Fund invests at least
Incorporated                                     80% of its net assets (plus any borrowing for investment
                                                 purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as 'junk bonds' or
                                                 high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

                       EQUITY FUNDS -- JOHN HANCOCK TRUST

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
500 INDEX TRUST                      0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 500 Index and (b)
                                                 securities (which may or may not be included in the S&P 500
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

500 INDEX TRUST B                    0.25%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 500 Index and (b)
                                                 securities (which may or may not be included in the S&P 500
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

ALL CAP CORE TRUST                   0.83%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests in common stocks and other
Americas Inc.                                    equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.*

ALL CAP GROWTH TRUST                 0.90%       To seek long-term capital appreciation. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests its assets principally in
                                                 common stocks of companies that the subadviser believes
                                                 likely to benefit from new or innovative products, services or processes as well as those that have experienced
                                                 above-average, long-term growth in earnings and have
                                                 excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

ALL CAP VALUE TRUST                  0.87%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                           conditions, the Fund invests in equity securities of U.S.
                                                 and multinational companies in all capitalization ranges
                                                 that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market
                                                 capitalization range of the Russell 1000 Index. The Fund
                                                 will invest the remainder of its assets in mid-sized and
                                                 small company securities.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
BLUE CHIP GROWTH TRUST               0.83%       To provide long-term growth of capital. Current income is a
T. Rowe Price Associates, Inc.                   secondary objective. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

CAPITAL APPRECIATION TRUST           0.78%       To seek long-term growth of capital. Under normal market
Jennison Associates LLC                          conditions, the Fund invests at least 65% of its total
                                                 assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have
                                                 above-average growth prospects. These companies are
                                                 generally medium- to large-capitalization companies.

CLASSIC VALUE TRUST                  0.91%       To seek long-term growth of capital. Under normal market
Pzena Investment Management,                     conditions, the Fund invests at least 80% of its assets in
LLC                                              domestic equity securities. The Fund may invest in
                                                 securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and
                                                 foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

CORE EQUITY TRUST                    0.83%       To seek long-term capital growth. Under normal market
Legg Mason Capital Management,                   conditions, the Fund invests at least 80% of its net assets
Inc.                                             (plus any borrowings for investment purposes) in equity
                                                 securities that, in the subadviser's opinion, offer the
                                                 potential for capital growth.

DYNAMIC GROWTH TRUST                 0.96%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                   conditions, the Fund invests at least 80% of its net assets
Americas Inc.                                    in stocks and other equity securities of medium-sized U.S.
                                                 companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

EMERGING GROWTH TRUST                1.05%       To seek superior long-term rates of return through capital
MFC Global Investment                            appreciation. Under normal market conditions, the Fund seeks
Management (U.S.), LLC                           to achieve its objective by investing, primarily in high
                                                 quality securities (those with a proven track record of
                                                 performance and/or growth) and convertible instruments of
                                                 small-cap U.S. companies.

EMERGING SMALL COMPANY TRUST         1.02%       To seek long term capital appreciation. Prior to June 11,
RCM Capital Management LLC                       2007: Under normal market conditions, the Fund invests at
                                                 least 80% of its assets (plus borrowings for investment
                                                 purposes) in equity securities of U.S. companies with
                                                 smaller capitalizations (with RCM defines as companies with market capitalizations of not less than 50% and not more
                                                 than 200% of the weighted average market capitalization of the Russell 2000 Index (not less than $150 million and not more than $4.4 billion as of December 31, 2005)). The
                                                 capitalization criteria applies at the time of investment.
                                                 Effective June 11, 2007, this policy will be changed as
                                                 follows: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in
                                                 either the Russell 2000 Index or the S&P Small Cap 600
                                                 Index.*

EMERGING MARKETS VALUE TRUST         1.12%       To seek long-term capital appreciation. Under normal
Dimensional Fund Advisors                        circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
EQUITY-INCOME TRUST                  0.84%       To provide substantial dividend income and also long-term
T. Rowe Price Associates, Inc.                   capital appreciation. Under normal market conditions, the
                                                 Fund invests at least 80% of its net assets (plus any
                                                 borrowing for investment purposes) in equity securities,
                                                 with at least 65% in common stocks of well established
                                                 companies paying above-average dividends.

FINANCIAL SERVICES TRUST             0.86%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in companies that, at
                                                 the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

FUNDAMENTAL VALUE TRUST              0.81%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                    the Fund invests in common stocks of U.S. companies with
                                                 market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

GLOBAL TRUST                         0.96%       To seek long-term capital appreciation. Under normal market
Templeton Global Advisors                        conditions, the Fund invests primarily in the equity
Limited                                          securities of companies located throughout the world,
                                                 including emerging markets.

GLOBAL ALLOCATION TRUST              0.98%       To seek total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests in equity and fixed income
                                                 securities of issuers located within and outside the U.S.
                                                 The Fund will allocate its assets between fixed income
                                                 securities and equity securities.

GLOBAL REAL ESTATE TRUST             1.07%       To seek a combination of long-term capital appreciation and
Deutsche Investment Management                   current income. Under normal market conditions, the Fund
Americas Inc.                                    invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to
                                                 REITs and U.S. and foreign real estate operating companies.
                                                 Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different
                                                 countries, including the U.S.

GROWTH & INCOME TRUST                0.68%       To seek income and long-term capital appreciation. Under
Independence Investments LLC                     normal market conditions, the Fund invests at least 65% of its total assets in a diversified mix of common stocks of
                                                 large U.S. companies.

GROWTH TRUST                         0.88%       To seek long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth
                                                 characteristics similar to companies included in the Index.
                                                 The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index.*

GROWTH OPPORTUNITIES TRUST           0.94%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          in small and mid-cap companies and seeks to achieve its
                                                 objective by outperforming its benchmark, the Russell 2500
                                                 Growth Index. The Fund typically makes equity investments in
                                                 U.S. companies whose stocks are included in the Russell 2500
                                                 Index, and in companies with total market capitalizations
                                                 similar to those of companies with stocks in the Index.*

HEALTH SCIENCES TRUST                1.14%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in common
                                                 stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of
                                                 products or services related to health care, medicine, or
                                                 the life sciences.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
INCOME & VALUE TRUST                 0.86%       To seek the balanced accomplishment of (a) conservation of
Capital Guardian Trust Company                   principal and (b) long-term growth of capital and income.
                                                 Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets
                                                 between equity and fixed income securities. Generally,
                                                 between 25% and 75% of the Fund's total assets will be
                                                 invested in fixed income securities unless the subadviser
                                                 determines that some other proportion would better serve the
                                                 Fund's investment objective.

INTERNATIONAL CORE TRUST             0.99%       To seek high total return. The portfolio typically invests
Grantham, Mayo, Van Otterloo &                   in a diversified portfolio of equity investments from
Co. LLC                                          developed markets other than the U.S. Under normal
                                                 circumstances, the portfolio invests at least 80% of its
                                                 assets in equity investments

INTERNATIONAL EQUITY INDEX           0.56%       To seek to track the performance of abroad-based equity
TRUST A                                          index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                      and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                                 assets in securities listed in the Morgan Stanley Capital
                                                 International ("MSCI(R)") All CountryWorld Excluding U.S.
                                                 Index.*

INTERNATIONAL EQUITY INDEX           0.35%       To seek to track the performance of abroad-based equity
TRUST B                                          index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                      and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                                 assets in securities listed in the Morgan Stanley Capital
                                                 International ("MSCI(R)") All CountryWorld Excluding U.S.
                                                 Index.*

INTERNATIONAL GROWTH TRUST           1.04%       To seek high total return primarily through capital
Grantham, Mayo, Van Otterloo &                   appreciation. Under normal market conditions, the Fund
Co. LLC                                          invests at least 80% of its total assets in equity
                                                 investments. The Fund typically invest in a diversified
                                                 portfolio of equity investments from a number of developed markets outside the U.S.

INTERNATIONAL OPPORTUNITIES          1.00%       To seek long-term growth of capital. Under normal market
TRUST                                            conditions, the Fund invests at least 65% of its total
Marsico Capital Management, LLC                  assets in common stocks of foreign companies that are
                                                 selected for their long-term growth potential. The Fund
                                                 invests in companies of any size throughout the world. The
                                                 Fund invests in issuers from at least three different
                                                 countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

INTERNATIONAL SMALL CAP TRUST        1.11%       To seek long-term capital appreciation. Under normal market
Templeton Investment Counsel,                    conditions, the Fund will invest at least 80% of its net
LLC                                              assets (plus any borrowings for investment purposes) in
                                                 securities issued by foreign companies including emerging
                                                 markets which have total stock market capitalizations or
                                                 annual revenues of $4 billion or less.

INTERNATIONAL SMALL COMPANY          1.09%       To seek long-term capital appreciation. Under normal market
TRUST                                            conditions, the Fund invests at least 80% of its net assets
Dimensional Fund Advisors                        (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which
                                                 the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of
                                                 developed markets but may also invest in emerging markets.

INTERNATIONAL VALUE TRUST            0.93%       To seek long-term growth of capital. Under normal market
Templeton Investment Counsel,                    conditions, the Fund invests at least 65% of its total
Inc.                                             assets in equity securities of companies located outside the
                                                 U.S., including in emerging markets.

INTRINSIC VALUE TRUST                0.91%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests in equity securities of U.S.
Co. LLC                                          companies whose stocks, at the time of investment, are
                                                 included in the Russell 1000 Index, or in companies with
                                                 size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its
                                                 objective by outperforming its benchmark, the Russell 1000
                                                 Value Index.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
LARGE CAP TRUST                      0.76%       To seek to maximize total return, consisting of capital
UBS Global Asset Management                      appreciation and current income. Under normal market
(Americas) Inc.                                  conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a
                                                 market capitalization range, at the time of investment,
                                                 equal to that of the Fund's benchmark, the Russell 1000
                                                 Index.*

LARGE CAP VALUE TRUST                0.88%       To seek long-term growth of capital. Under normal market
BlackRock Investment                             conditions, the Fund invests at least 80% of its net assets
Management, LLC                                  (plus any borrowing for investment purposes) in equity
                                                 securities of large cap companies. The Fund will seek to
                                                 achieve this objective by investing in a diversified
                                                 portfolio of equity securities of large cap companies
                                                 located in the U.S. The Fund will seek to outperform the
                                                 Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal
                                                 valuations.*

MANAGED TRUST                        0.72%       To seek income and long-term capital appreciation. Under
Grantham, Mayo, Van Otterloo &                   normal market conditions, the Fund invests primarily in a
Co. LLC and Declaration                          diversified mix of: (a) common stocks of large
Management & Research LLC                        capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

MID CAP INDEX TRUST                  0.52%       To seek to approximate the aggregate total return of a mid
MFC Global Investment                            cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of it net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the S&P 400 Index and (b)
                                                 securities (which may or may not be included in the S&P 400
                                                 Index) that MFC Global (U.S.A.) believes as a group will
                                                 behave in a manner similar to the index.*

MID CAP INTERSECTION TRUST           0.94%       To seek long-term growth of capital. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant
                                                 capital appreciation potential. For the purposes of the
                                                 Fund, 'medium-sized companies' are those with market
                                                 capitalizations, at the time of investment, within the
                                                 market capitalization range of companies represented in
                                                 either the Russell MidCap Index or the S&P Mid Cap 400
                                                 Index.*

MID CAP STOCK TRUST                  0.88%       To seek long-term growth of capital. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with significant
                                                 capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies
                                                 represented in either the Russell MidCap Index or the S&P
                                                 MidCap 400 Index.*

MID CAP VALUE EQUITY TRUST           0.99%       To seek long-term growth of capital. Under normal market
RiverSource Investments, LLC                     conditions, the Fund invests at least 80% of its net assets
                                                 (including the amount of any borrowings for investment
                                                 purposes) in equity securities of medium-sized companies.
                                                 Medium-sized companies are those whose market
                                                 capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index.*

MID CAP VALUE TRUST                  0.90%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                           conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market
                                                 capitalization range of companies in the Russell MidCap
                                                 Index. The Fund invests 65% of its total assets in equity
                                                 securities which it believes to be undervalued in the
                                                 marketplace.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
MID VALUE TRUST                      1.06%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% (usually higher)
                                                 of its net assets in companies with market capitalizations that are within the Russell Midcap Index or the Russell
                                                 Midcap Value Index. The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good
                                                 prospects for capital appreciation.*

MUTUAL SHARES TRUST                  1.06%       To seek capital appreciation, which may occasionally be
Franklin Mutual Advisers, LLC                    short-term. Income is a secondary objective. Under normal
                                                 market conditions, the Fund invests mainly in equity
                                                 securities (including convertible securities or securities the subadviser expects to be exchanged for common or
                                                 preferred stock) of companies of any nation that the
                                                 subadviser believes are available at market prices less than their value based on certain recognized or objective
                                                 criteria (intrinsic value).

NATURAL RESOURCES TRUST              1.06%       To seek long-term total return. Under normal market
Wellington Management Company,                   conditions, the Fund will invest at least 80% of its net
LLP                                              assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of natural
                                                 resource-related companies worldwide, including emerging
                                                 markets. Natural resource-related companies include
                                                 companies that own or develop energy, metals, forest
                                                 products and other natural resources, or supply goods and
                                                 services to such companies.

OVERSEAS EQUITY TRUST                1.12%       To seek long-term capital appreciation. Under normal market
Capital Guardian Trust Company                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of a diversified mix of large established and
                                                 medium-sized foreign companies located primarily in
                                                 developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

PACIFIC RIM TRUST                    1.01%       To achieve long-term growth of capital. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.A.) Limited                      (plus any borrowings for investment purposes) in common
                                                 stocks and equity-related securities of established,
                                                 larger-capitalization non-U.S. companies located in the
                                                 Pacific Rim region, including emerging markets, that have
                                                 attractive long-term prospects for growth of capital.
                                                 Current income from dividends and interest will not be an
                                                 important consideration in the selection of Fund securities.

QUANTITATIVE ALL CAP TRUST           0.76%       To seek long-term growth of capital. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 65% of its total
Management (U.S.A.) Limited                      assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the
                                                 three market capitalization ranges of large, mid and small.

QUANTITATIVE MID CAP TRUST           0.87%       To seek long-term capital growth. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.A.) Limited                      (plus any borrowings for investment purposes) in U.S.
                                                 mid-cap stocks, convertible preferred stocks, convertible
                                                 bonds and warrants. U.S. mid-cap stocks are defined by
                                                 Morningstar. The Fund may also invest up to 20% of its
                                                 assets in large-cap stocks, convertible preferred stocks,
                                                 convertible bonds and warrants in an effort to reduce
                                                 overall Fund volatility and increase performance.

QUANTITATIVE VALUE TRUST             0.73%       To seek long-term capital appreciation. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 65% of its total
Management (U.S.A.) Limited                      assets in large-cap U.S. securities with the potential for long-term growth of capital.

REAL ESTATE EQUITY TRUST             0.90%       To seek long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                   appreciation and current income. Under normal market
                                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least
                                                 50% of assets to, real estate activities.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL ESTATE SECURITIES TRUST         0.73%       To seek to achieve a combination of long-term capital
Deutsche Investment Management                   appreciation and current income. Under normal market
Americas Inc.                                    conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of REITs and real estate companies. Equity
                                                 securities include common stock, preferred stock and
                                                 securities convertible into common stock.

REAL RETURN BOND TRUST               0.77%       To seek maximum real return, consistent with preservation of
Pacific Investment Management                    real capital and prudent investment management. Under normal
Company LLC                                      market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in
                                                 inflation-indexed bonds of varying maturities issued by the
                                                 U.S. and non-U.S. governments, their agencies or
                                                 instrumentalities and corporations.

SCIENCE & TECHNOLOGY TRUST           1.15%       To seek long-term growth of capital. Current income is
T. Rowe Price Associates, Inc.                   incidental to the Fund's objective. Under normal market
and RCM Capital Management LLC                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the
                                                 development, advancement, and/or use of science and
                                                 technology. For purposes of satisfying this requirement,
                                                 common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

SMALL CAP INTRINSIC VALUE TRUST      0.97%       To seek long-term capital appreciation. Under normal market
MFC Global Investment                            conditions, the Fund invests at least 80% of its net assets
Management (U.S.), LLC                           (plus any borrowing for investment purposes) in equity
                                                 securities of small-capitalization companies. Equity
                                                 securities include common and preferred stocks and their
                                                 equivalents.*

SMALL CAP TRUST                      0.89%       To seek maximum capital appreciation consistent with
Independence Investments LLC                     reasonable risk to principal. Under normal market
                                                 conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in equity
                                                 securities of small-cap companies whose market
                                                 capitalizations, at the time of investment, do not exceed
                                                 the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and (c) the
                                                 market capitalization of the companies in the S&P Small Cap
                                                 600 Index.*

SMALL CAP GROWTH TRUST               1.16%       To seek long-term capital appreciation. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap
                                                 companies" are those with market capitalizations, at the
                                                 time of investment, not exceeding the maximum market
                                                 capitalization of any company represented in either the
                                                 Russell 2000 Index or the S&P Small Cap 600 Index.*

SMALL CAP INDEX TRUST                0.52%       To seek to approximate the aggregate total return of a small
MFC Global Investment                            cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the Russell 2000 Index
                                                 and (b) securities (which may or may not be included in the
                                                 Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

SMALL CAP OPPORTUNITIES TRUST        1.02%       To seek long-term capital appreciation. Under normal market
Munder Capital Management                        conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in equity
                                                 securities of small-capitalization companies. Small-
                                                 capitalization companies are those companies with market
                                                 capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
SMALL CAP VALUE TRUST                1.11%       To seek long-term capital appreciation. Under normal market
Wellington Management Company,                   conditions, the Fund invests at least 80% of its net assets
LLP                                              (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various
                                                 measures and offer good prospects for capital appreciation.
                                                 For the purposes of the Fund, "small cap companies" are
                                                 those with market capitalizations, at the time of
                                                 investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*

SMALL COMPANY TRUST                  1.31%       To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests at least 80% of its net assets
Management, Inc.                                 (plus any borrowing for investment purposes) in stocks of
                                                 U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index.*

SMALL COMPANY GROWTH TRUST           1.11%       To seek long-term growth of capital. Under normal market
AIM Capital Management, Inc.                     conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a
                                                 company to be a small-capitalization company if it has a
                                                 market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell
                                                 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*

SMALL COMPANY VALUE TRUST            1.06%       To seek long-term growth of capital. Under normal market
T. Rowe Price Associates, Inc.                   conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any
                                                 security in the Russell 2000 Index. The Fund invests in
                                                 small companies whose common stocks are believed to be
                                                 undervalued.*

SPECIAL VALUE TRUST                  1.03%       To seek long-term capital growth. Under normal market
ClearBridge Advisors, LLC                        conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small
                                                 capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the
                                                 time of investment are no greater than (a) $3 billion or (b)
                                                 the highest month-end market capitalization value of any
                                                 stock in the Russell 2000 Index for the previous 12 months, whichever is greater.*

TOTAL STOCK MARKET INDEX TRUST       0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                      conditions, the Fund invests at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in (a) the
                                                 common stocks that are included in the Dow Jones Wilshire
                                                 5000 Index and (b) securities (which may or may not be
                                                 included in the Dow Jones Wilshire 5000 Index) that MFC
                                                 Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

U.S. CORE TRUST                      0.82%       To seek a high total return. Under normal market conditions,
Grantham, Mayo, Van Otterloo &                   the Fund invests at least 80% of its net assets (plus any
Co. LLC                                          borrowing for investment purposes) in investments tied
                                                 economically to the U.S. and it invests in equity
                                                 investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth
                                                 characteristics similar to companies that issue stocks
                                                 included in the Index.*

U.S. GLOBAL LEADERS GROWTH           0.72%       To seek long-term growth of capital. Under normal market
TRUST                                            conditions, the Fund invests least 80% of its net assets
Sustainable Growth Advisers,                     (plus any borrowing for investment purposes) in stocks of
L.P.                                             companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the
                                                 subadviser to have a high degree of predictability and above average sustainable long-term growth.

FUND AND                           ESTIMATED
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
U.S. LARGE CAP TRUST                 0.87%       To seek long-term growth of capital and income. Under normal
Capital Guardian Trust Company                   market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                 equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

U.S. MULTI SECTOR TRUST              0.81%       To seek long term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its net assets
Co. LLC                                          (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to
                                                 achieve its objective by outperforming its benchmark, the
                                                 Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently
                                                 maintained and published equity index which measures the
                                                 performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

UTILITIES TRUST                      0.95%       To seek capital growth and current income (income above that
Massachusetts Financial                          available from the Fund invested entirely in equity
Services Company                                 securities). Under normal market conditions, the Fund
                                                 invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

VALUE & RESTRUCTURING TRUST          0.87%       To seek long-term capital appreciation. Under normal market
UST Advisers, Inc.                               conditions, the Fund invests at least 65% of its total
                                                 assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not
                                                 reflect the economic value of the company's assets, but
                                                 where the subadviser believes restructuring efforts or
                                                 industry consolidation will serve to highlight the true
                                                 value of the company.

VALUE TRUST                          0.78%       To realize an above-average total return over a market cycle
Van Kampen                                       of three to five years, consistent with reasonable risk.
                                                 Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of
                                                 companies in the Russell MidCap Value Index.*

VALUE OPPORTUNITIES TRUST            0.89%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo &                   conditions, the Fund invests at least 80% of its assets in
Co. LLC                                          securities of small- and mid-cap companies and the Fund
                                                 seeks to achieve its objective by outperforming its
                                                 benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with
                                                 similar market capitalizations ("small- and mid-cap
                                                 companies").*

VISTA TRUST                          1.01%       To seek long-term capital growth. Under normal market
American Century Investment                      conditions, the Fund invests in common stocks of companies
Management, Inc.                                 that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

*"Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap 600(R)" are
trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500 Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                   APPENDIX B

                             INDEX ALLOCATION TRUST

                        DESCRIPTION OF UNDERLYING FUNDS

The Index Allocation Trust may invest in JHT portfolios noted below (the "Index Allocation Trust Underlying Funds"). The following tables sets forth: (i) the names of the Index Allocation Trust Underlying Funds and their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Index Allocation Trust Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and
(iii) brief descriptions of the Index Allocation Trust Underlying Funds' investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Index Allocation Trust Underlying Funds.

                                 EXPENSE
FUND AND SUBADVISER               RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------              -------                   ---------------------------
INTERNATIONAL EQUITY INDEX        0.56%    To seek to track the performance of abroad-based equity
TRUST A                                    index of foreign companies primarily in developed countries
SSgA Funds Management, Inc.                and, to a lesser extent, in emerging markets. Under normal market conditions, the Fund invests at least 80% of its
                                           assets in securities listed in the Morgan Stanley Capital
                                           International ("MSCI(R)") All CountryWorld Excluding U.S.
                                           Index.

BOND INDEX TRUST A                0.55%    To seek to track the performance of the Lehman Brothers
Declaration Management &                   Aggregate Bond Index (which represents the U.S. investment
Research, LLC                              grade bond market). Under normal market conditions, the
                                           Funds will invest at least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

500 INDEX TRUST                   0.52%    To seek to approximate the aggregate total return of a broad
MFC Global Investment                      U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of its net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the S&P 500 Index and(b)
                                           securities (which may or may not be included in the S&P 500
                                           Index) that MFC Global (U.S.A.) believes as a group will
                                           behave in a manner similar to the index.

MID CAP INDEX TRUST               0.52%    To seek to approximate the aggregate total return of a mid
MFC Global Investment                      cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of it net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the S&P 400 Index and(b)
                                           securities (which may or may not be included in the S&P 400
                                           Index) that MFC Global (U.S.A.) believes as a group will
                                           behave in a manner similar to the index.

SMALL CAP INDEX TRUST             0.52%    To seek to approximate the aggregate total return of a small
MFC Global Investment                      cap U.S. domestic equity market index. Under normal market
Management (U.S.A.) Limited                conditions, the Fund invests at least 80% of its net assets
                                           (plus any borrowings for investment purposes) in(a) the
                                           common stocks that are included in the Russell 2000 Index
                                           and(b) securities (which may or may not be included in the
                                           Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.

*"Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap 600(R)" are
trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500 Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                   APPENDIX C

HISTORICAL PERFORMANCE OF CORRESPONDING FOUNDING FUNDS STRATEGY

     The Franklin Templeton Founding Allocation Trust of JHT ("JHT Founding Allocation Trust") is expected to commence operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust ("Underlying Funds"), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund ("Franklin Underlying Funds"). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser anticipates using this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

     This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust's risks.

     The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

     The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. THE INFORMATION IN THIS APPENDIX DOES NOT REPRESENT THE PERFORMANCE OF THE JHT FOUNDING ALLOCATION TRUST OR ANY PREDECESSOR TO IT. Please note the following cautionary guidelines in reviewing this Appendix:

      -- Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust's performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust's performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

      -- Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund's assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.

      -- Initially, the JHT Founding Allocation Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust's discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds' and Founding Funds Strategy's performance.

     Performance information -- a bar chart and a table -- is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

     Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. IT IS IMPORTANT TO NOTE THAT THE PERFORMANCE RESULTS PRESENTED BELOW DO NOT REPRESENT THE PERFORMANCE OF THE JHT FOUNDING ALLOCATION TRUST AND ARE NO INDICATION OF HOW IT WOULD HAVE PERFORMED IN THE PAST OR WILL PERFORM IN THE FUTURE.

                            FOUNDING FUNDS STRATEGY

     The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

                            FOUNDING FUNDS STRATEGY
                          CALENDAR YEAR TOTAL RETURNS


                   -0.30%                                      -7.29%
        19.68%                14.31%     11.66%     2.42%                 30.09%     14.28%     6.65%      19.64%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year       Year       Year
 Class A Shares                                        19.64%     11.95%     10.62%
 S&P 500 Index                                         15.80%      6.19%      8.42%
 LB Aggregate Bond                                      4.33%      5.06%      6.24%

     INDEX (REFLECTS NO FEES OR TAXES)

          S&P 500 INDEX

          LEHMAN BROTHERS AGGREGATE BOND INDEX

     The bar chart shows how the Founding Funds Strategy ("Strategy") total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. THE TOTAL FEES AND EXPENSES OF THE FRANKLIN UNDERLYING FUNDS MAY BE LOWER THAT THE TOTAL FEES AND EXPENSES OF THE UNDERLYING FUNDS. THE STRATEGY DOES NOT REFLECT THE ADVISORY FEE AND CERTAIN OTHER FEES PAID BY THE JHT FOUNDING ALLOCATION TRUST. IF SUCH HIGHER FEES AND EXPENSES WERE REFLECTED IN THE STRATEGY PERFORMANCE SET FORTH ABOVE, PERFORMANCE WOULD BE LOWER. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

                                TEMPLETON GROWTH

CORRESPONDING TO: GLOBAL TRUST

     Templeton Growth Fund, Class A, total returns:

     BEST QUARTER:  Q2 '03, 20.22%

     WORST QUARTER:  Q3 '02, -16.96%

     Index (reflects no fees or taxes)

     MSCI WORLD INDEX

NET ASSETS OF TEMPLETON GROWTH FUND AS OF DECEMBER 31, 2006: $35.789 BILLION ACROSS ALL SHARE CLASSES; $27.120 BILLION IN CLASS A SHARES

                         TEMPLETON GROWTH FUND, CLASS A
                          CALENDAR YEAR TOTAL RETURNS


                   -2.48%                                      -9.48%
        16.18%                30.44%     1.74%      0.54%                 32.85%     17.00%     8.15%      21.81%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                         TEMPLETON GROWTH FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year      Years      Years
 Class A                                               21.81%     13.14%     10.85%
 MSCI World                                            20.65%     10.49%      8.08%
 Class A of Templeton Growth Fund was first offered on 11/29/54.

     Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                                  GLOBAL TRUST

     Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, is currently in the process of changing its investment policies. Global Trust's new investment policies will be substantially similar to Templeton Growth Fund. Because of the pending change to Global Trust's investment policies, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

     Series II, total returns:

     BEST QUARTER:  Q2 '03, 17.79%

     WORST QUARTER:  Q3 '02, -16.01%

     Index (reflects no fees or taxes)

     MSCI WORLD INDEX

NET ASSETS OF GLOBAL TRUST AS OF DECEMBER 31, 2006: $0.402 BILLION ACROSS ALL SHARE CLASSES; $.040 BILLION IN SERIES II SHARES

                            GLOBAL TRUST, SERIES II
                          CALENDAR YEAR TOTAL RETURNS


                                                   -16.09%    -19.11%
        20.80%     12.25%     3.66%      12.19%                           27.23%     14.53%     10.50%     20.09%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                            GLOBAL TRUST, SERIES II
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year      Years      Years
 Series II                                             20.09%      9.36%      7.55%
 MSCI World                                            20.65%     10.49%      8.08%

     Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

                              FRANKLIN INCOME FUND

CORRESPONDING TO: INCOME TRUST

     Franklin Income Fund, Class A, total returns:

     BEST QUARTER:  Q2 '03, 14.24%

     WORST QUARTER:  Q2 '02, -5.98%

    Note: Since Inception, Best quarter Q1, '91, 16.67%; Worst quarter Q3, '90, -8.58%

     Index (reflects no fees or taxes)

    S&P 500 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX

NET ASSETS OF FRANKLIN INCOME FUND AS OF DECEMBER 31, 2006: $52.245 BILLION ACROSS ALL SHARE CLASSES; $29.629 BILLION IN CLASS A SHARES.

                         FRANKLIN INCOME FUND, CLASS A
                          CALENDAR YEAR TOTAL RETURNS


                              -0.74%                           -1.06%
        16.85%     0.95%                 20.59%     0.65%                 30.96%     12.17%     1.85%      19.12%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                         FRANKLIN INCOME FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                       One        Five         Ten
                                                      Year        Years       Years
 Class A                                              19.12%      12.01%       9.62%
 S&P 500 Index                                        15.80%       6.19%       8.42%
 LB Aggregate Bond                                     4.33%       5.06%       6.24%
 Class A of Franklin Income Fund was first offered on 8/31/48.

     Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                               MUTUAL SHARES FUND

CORRESPONDING TO: MUTUAL SHARES TRUST

     Mutual Shares Fund, Class A, total returns:

     BEST QUARTER:  Q4 '98, 13.24%

     WORST QUARTER:  Q3 '98, -17.03%

     Index (reflects no fees or taxes)

     S&P 500 INDEX

NET ASSETS OF MUTUAL SHARES FUND AS OF DECEMBER 31, 2006: $21.596 BILLION ACROSS ALL SHARE CLASSES

                              MUTUAL SHARES FUND,
                      CLASS A CALENDAR YEAR TOTAL RETURNS


                                                              -11.20%
        26.01%     0.01%      14.63%     13.42%     5.94%                 26.18%     13.50%     9.98%      17.98%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

                          MUTUAL SHARES FUND, CLASS A
                          AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12-31-06

                                                        One        Five       Ten
                                                        Year       Year       Year
 Class A Share                                         17.98%     10.54%     11.10%
 S&P 500 Index                                         15.80%      6.19%      8.42%
 Class A shares of the Franklin Mutual Shares Fund were first offered on 11/1/96.

     Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

                              FOR MORE INFORMATION

     The following documents are available that offers further information on
JHT:

ANNUAL/SEMI ANNUAL REPORT TO SHAREHOLDERS

     Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more detailed information on all aspects of the Funds. JHT's SAI includes a summary of the JHT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

     TO REQUEST A FREE COPY OF THE CURRENT PROSPECTUS, ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

                          BY MAIL: John Hancock Trust
                              601 Congress Street
                                Boston, MA 02210

                            BY PHONE: 1-800-344-1029

                 ON THE INTERNET: www.johnhancockannuities.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUNDS
                                 FROM THE SEC:

                       BY MAIL: Public Reference Section
                       Securities and Exchange Commission
                           Washington, DC 20549-0102
                           (duplicating fee required)

        IN PERSON: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                   BY ELECTRONIC REQUEST: publicinfo@sec.gov
                           (duplicating fee required)

                          ON THE INTERNET: www.sec.gov

                          1940 Act File No. 811-04146